UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07589

THE HARTFORD MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

P. O. Box 2999, Hartford, Connecticut 06104-2999
(Address of Principal Executive Offices)

Edward P. Macdonald, Esquire
Life Law Unit
The Hartford Financial Services Group, Inc.
200 Hopmeadow Street
Simsbury, Connecticut 06089
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:  (860) 843-9934

Date of fiscal year end: October 31st

Date of reporting period: January 31, 2011

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
SIGNATURES
EXHIBIT LIST
Certifications

Item 1. Schedule of Investments.

The Hartford Advisers Fund
Schedule of Investments
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 67.9%
	Automobiles & Components - 1.8%
105	General Motors Co. ●	$3,828
152	Harley-Davidson, Inc.	6,035
82	Johnson Controls, Inc.	3,152
		13,015
	Banks - 4.0%
124	BB&T Corp.	3,436
257	Fifth Third Bankcorp	3,817
709	Mitsubishi UFJ Financial Group, Inc.	3,683
54	PNC Financial Services Group, Inc.	3,230
437	Wells Fargo & Co.	14,151
		28,317
	Capital Goods - 5.6%
70	3M Co.	6,181
94	European Aeronautic Defence and Space Co. N.V.	2,720
275	General Electric Co.	5,532
104	Ingersoll-Rand plc	4,885
45	Lockheed Martin Corp.	3,550
168	Masco Corp.	2,242
113	PACCAR, Inc.	6,389
47	Rockwell Collins, Inc.	3,040
204	Textron, Inc.	5,369
		39,908
	Consumer Durables & Apparel - 0.7%
93	Newell Rubbermaid, Inc.	1,792
41	Stanley Black & Decker, Inc.	3,002
		4,794
	Consumer Services - 0.5%
63	DeVry, Inc.	3,257

	Diversified Financials - 5.8%
205	Bank of America Corp.	2,815
13	BlackRock, Inc.	2,614
293	Citigroup, Inc. ●	1,414
36	Goldman Sachs Group, Inc.	5,825
185	Invesco Ltd.	4,574
277	JP Morgan Chase & Co.	12,444
126	SEI Investments Co.	2,917
36	T. Rowe Price Group, Inc.	2,353
359	UBS AG ADR	6,453
		41,409
	Energy - 7.7%
74	Anadarko Petroleum Corp.	5,681
41	Baker Hughes, Inc.	2,781
40	BG Group plc	900
89	Chesapeake Energy Corp.	2,613
84	Chevron Corp.	8,012
224	Exxon Mobil Corp.	18,032
61	Occidental Petroleum Corp.	5,869
89	Southwestern Energy Co. ●	3,500
105	Statoilhydro ASA ADR	2,574
48	Suncor Energy, Inc.	1,999
49	Ultra Petroleum Corp. ●	2,324
		54,285
	Food & Staples Retailing - 1.6%
178	CVS/Caremark Corp.	6,101
178	Sysco Corp.	5,181
		11,282
	Food, Beverage & Tobacco - 2.9%
18	Fomento Economico Mexicano S.A.B. de C.V. ADR	940
136	General Mills, Inc.	4,733
213	Kraft Foods, Inc.	6,524
130	PepsiCo, Inc.	8,360
		20,557
	Health Care Equipment & Services - 2.9%
372	Boston Scientific Corp. ●	2,599
158	Medtronic, Inc.	6,054
65	St. Jude Medical, Inc. ●	2,636
145	UnitedHealth Group, Inc.	5,952
56	Zimmer Holdings, Inc. ●	3,331
		20,572
	Household & Personal Products - 0.6%
72	Procter & Gamble Co.	4,571

	Insurance - 1.6%
40	ACE Ltd.	2,473
725	Ageas	2,053
145	Marsh & McLennan Cos., Inc.	4,037
114	Unum Group	2,833
		11,396
	Materials - 2.1%
39	Airgas, Inc.	2,438
44	Dow Chemical Co.	1,572
91	Monsanto Co.	6,641
63	Nucor Corp.	2,879
9	Potash Corp. of Saskatchewan, Inc.	1,635
		15,165
	Media - 1.6%
502	Comcast Corp. Class A	11,416

	Pharmaceuticals, Biotechnology & Life Sciences - 7.4%
66	Amgen, Inc. ●	3,613
78	Celgene Corp. ●	4,019
212	Daiichi Sankyo Co., Ltd.	4,617
20	Forest Laboratories, Inc. ●	648
36	Gilead Sciences, Inc. ●	1,382
56	Life Technologies Corp. ●	3,024
188	Merck & Co., Inc.	6,223
677	Pfizer, Inc.	12,338
24	Roche Holding AG	3,612
199	Shionogi & Co., Ltd.	3,668
154	UCB S.A.	5,498
97	Vertex Pharmaceuticals, Inc. ●	3,784
		52,426
	Real Estate - 0.4%
3	Plum Creek Timber Co., Inc.	138
119	Weyerhaeuser Co.	2,763
		2,901
	Retailing - 3.8%
2,225	Buck Holdings L.P. ⌂●†	4,545
113	Kohl's Corp. ●	5,743
376	Lowe's Co., Inc.	9,335

1

The Hartford Advisers Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 67.9% - (continued)
	Retailing - 3.8% - (continued)
113	Nordstrom, Inc.	$4,658
119	Staples, Inc.	2,655
		26,936
	Semiconductors & Semiconductor Equipment - 1.4%
55	Broadcom Corp. Class A	2,476
7	Cree, Inc. ●	328
168	Maxim Integrated Products, Inc.	4,343
85	Xilinx, Inc.	2,737
		9,884
	Software & Services - 6.7%
122	Accenture plc	6,259
129	Automatic Data Processing, Inc.	6,179
88	Check Point Software Technologies Ltd. ADR ●	3,938
133	eBay, Inc. ●	4,035
16	Google, Inc. ●	9,305
85	Lender Processing Services	2,711
176	Microsoft Corp.	4,885
513	Western Union Co.	10,399
		47,711
	Technology Hardware & Equipment - 5.7%
39	Apple, Inc. ●	13,335
524	Cisco Systems, Inc. ●	11,080
174	Corning, Inc.	3,867
144	EMC Corp. ●	3,584
166	Qualcomm, Inc.	8,975
		40,841
	Telecommunication Services - 0.8%
190	Vodafone Group plc ADR	5,380

	Transportation - 2.0%
32	Con-way, Inc.	1,072
26	FedEx Corp.	2,312
72	Kansas City Southern ●	3,583
96	United Parcel Service, Inc. Class B	6,869
		13,836
	Utilities - 0.3%
46	NextEra Energy, Inc.	2,454

	Total common stocks
	(cost $402,166)	$482,313

ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 0.5%
	Finance and Insurance - 0.5%
	Citibank Credit Card Issuance Trust
$2,985	5.65%, 09/20/2019	$3,387
	Marriott Vacation Club Owner Trust
120	5.36%, 10/20/2028 ■	124
		3,511

	Total asset & commercial mortgage backed securities
	(cost $3,088)	$3,511

CORPORATE BONDS: INVESTMENT GRADE - 11.2%
	Air Transportation - 0.3%
	Continental Airlines, Inc.
$728	5.98%, 04/19/2022	$765
	Southwest Airlines Co.
400	5.75%, 12/15/2016	435
619	6.15%, 08/01/2022	688
		1,888
	Arts, Entertainment and Recreation - 0.4%
	CBS Corp.
30	4.30%, 02/15/2021	28
105	5.75%, 04/15/2020	112
	Comcast Corp.
1,600	5.90%, 03/15/2016	1,796
	News America Holdings, Inc.
220	5.65%, 08/15/2020	245
	Time Warner Cable, Inc.
830	5.85%, 05/01/2017	925
		3,106
	Beverage and Tobacco Product Manufacturing - 0.1%
	Anheuser-Busch InBev N.V.
800	7.75%, 01/15/2019 ■	988

	Chemical Manufacturing - 0.0%
	Agrium, Inc.
105	6.13%, 01/15/2041	109

	Computer and Electronic Product Manufacturing - 0.1%
	Dell, Inc.
520	5.88%, 06/15/2019	572
	Thermo Fisher Scientific, Inc.
150	3.20%, 05/01/2015	154
		726
	Electrical Equipment, Appliance Manufacturing - 0.2%
	General Electric Co.
1,225	5.00%, 02/01/2013	1,311

	Finance and Insurance - 6.0%
	Ace INA Holdings, Inc.
125	5.88%, 06/15/2014 ‡	138
	American Express Centurion Bank
1,200	6.00%, 09/13/2017	1,342
	Bank of America Corp.
1,200	5.42%, 03/15/2017	1,229
	Barclays Bank plc
350	2.38%, 01/13/2014	351
	Berkshire Hathaway Finance Corp.
1,050	4.85%, 01/15/2015	1,155
	BP Capital Markets plc
475	4.75%, 03/10/2019	495
	Brandywine Operating Partnership
750	5.70%, 05/01/2017	776
	CDP Financial, Inc.
575	4.40%, 11/25/2019 ■	582
	Citibank NA
5,000	1.88%, 06/04/2012	5,088
	Citigroup, Inc.
1,600	6.00%, 10/31/2033	1,463
300	6.13%, 05/15/2018	326
300	6.88%, 03/05/2038	321
105	8.13%, 07/15/2039	128

2

The Hartford Advisers Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 11.2% - (continued)
	Finance and Insurance - 6.0% - (continued)
	Credit Agricole
$715	3.50%, 04/13/2015 ■	$712
	Eaton Vance Corp.
530	6.50%, 10/02/2017	601
	Everest Reinsurance Holdings, Inc.
885	5.40%, 10/15/2014	942
	General Electric Capital Corp.
700	4.38%, 09/16/2020	680
750	5.88%, 01/14/2038	741
	Goldman Sachs Group, Inc.
1,200	5.63%, 01/15/2017	1,268
500	6.00%, 05/01/2014	556
470	6.25%, 02/01/2041	475
	Health Care Properties
735	6.00%, 01/30/2017	800
	Jackson National Life Insurance Co.
1,200	8.15%, 03/15/2027 ■	1,323
	JP Morgan Chase & Co.
675	3.70%, 01/20/2015	701
1,795	5.13%, 09/15/2014	1,930
	Kimco Realty Corp.
750	5.78%, 03/15/2016	818
	Liberty Mutual Group, Inc.
1,035	5.75%, 03/15/2014 ■	1,107
	Liberty Property L.P.
315	6.63%, 10/01/2017	362
	Merrill Lynch & Co., Inc.
2,000	5.00%, 02/03/2014	2,119
	Morgan Stanley
2,650	5.38%, 10/15/2015	2,807
	National City Corp.
125	6.88%, 05/15/2019	141
	New England Mutual Life Insurance Co.
1,100	7.88%, 02/15/2024 ■	1,304
	Nordea Bank Ab
330	3.70%, 11/13/2014 ■	343
	PNC Funding Corp.
625	5.40%, 06/10/2014	687
	Rabobank Nederland N.V. NY
750	3.20%, 03/11/2015 ■	766
	Realty Income Corp.
465	6.75%, 08/15/2019	527
	Republic New York Capital I
250	7.75%, 11/15/2026	255
	Royal Bank of Scotland plc
500	4.88%, 03/16/2015	509
	Simon Property Group L.P.
775	6.10%, 05/01/2016	878
	Sovereign Bancorp, Inc.
1,000	8.75%, 05/30/2018	1,088
	Sovereign Capital Trust IV
1,500	7.91%, 06/13/2036	1,489
	Svenska Handelsbanken Ab
550	4.88%, 06/10/2014 ■	590
	UnitedHealth Group, Inc.
379	5.50%, 11/15/2012	406
	Wachovia Corp.
1,445	5.25%, 08/01/2014	1,562
	WEA Finance LLC
500	7.13%, 04/15/2018 ■	579
	Wells Fargo & Co.
525	3.63%, 04/15/2015	548
		43,008
	Food Manufacturing - 0.2%
	Kellogg Co.
725	4.00%, 12/15/2020	712
	Kraft Foods, Inc.
700	4.13%, 02/09/2016	736
		1,448
	Health Care and Social Assistance - 0.7%
	CVS Corp.
1,550	6.13%, 08/15/2016	1,770
	Express Scripts, Inc.
195	6.25%, 06/15/2014	219
	Merck & Co., Inc.
400	4.00%, 06/30/2015	430
	Schering-Plough Corp.
2,000	5.30%, 12/01/2013	2,217
		4,636
	Information - 0.7%
	AT&T, Inc.
825	2.50%, 08/15/2015	823
	BellSouth Telecommunications
250	7.00%, 12/01/2095	256
	Fiserv, Inc.
686	6.13%, 11/20/2012	741
	France Telecom S.A.
250	4.38%, 07/08/2014	269
	Intuit, Inc.
1,500	5.40%, 03/15/2012	1,565
	Oracle Corp.
550	6.13%, 07/08/2039	593
	SBA Tower Trust
370	4.25%, 04/15/2015 ■	387
	Telecom Italia Capital
565	7.00%, 06/04/2018	604
		5,238
	Motor Vehicle & Parts Manufacturing - 0.3%
	DaimlerChrysler NA Holdings Corp.
1,975	6.50%, 11/15/2013	2,239

	Petroleum and Coal Products Manufacturing - 0.4%
	Atmos Energy Corp.
1,160	6.35%, 06/15/2017	1,291
	Motiva Enterprises LLC
80	5.75%, 01/15/2020 ■	89
	Shell International Finance B.V.
1,200	4.38%, 03/25/2020	1,249
		2,629
	Pipeline Transportation - 0.1%
	Kinder Morgan Energy Partners L.P.
1,000	6.95%, 01/15/2038	1,077

	Real Estate and Rental and Leasing - 0.4%
	COX Communications, Inc.
2,000	5.45%, 12/15/2014	2,218
	ERAC USA Finance Co.
320	2.25%, 01/10/2014 ■	321
		2,539

3

The Hartford Advisers Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 11.2% - (continued)
	Retail Trade - 0.2%
	Lowe's Co., Inc.
$600	4.63%, 04/15/2020	$628
	Staples, Inc.
460	9.75%, 01/15/2014	561
		1,189
	Soap, Cleaning Compound and Toilet Manufacturing - 0.3%
	Procter & Gamble Co.
1,939	9.36%, 01/01/2021	2,474

	Utilities - 0.8%
	Consolidated Edison Co. of NY
955	5.30%, 12/01/2016	1,080
	Indianapolis Power and Light
1,500	6.60%, 06/01/2037 ■	1,655
	MidAmerican Energy Co.
1,000	5.65%, 07/15/2012	1,067
	MidAmerican Energy Holdings Co.
500	6.13%, 04/01/2036	526
	Southern California Edison Co.
1,000	5.55%, 01/15/2037	1,017
		5,345
	Total corporate bonds: investment grade
	(cost $74,766)	$79,950

CORPORATE BONDS: NON-INVESTMENT GRADE - 0.1%
	Finance and Insurance - 0.1%
	Discover Financial Services, Inc.
$645	6.45%, 06/12/2017	$678

	Total corporate bonds: non-investment grade
	(cost $638)	$678

MUNICIPAL BONDS - 1.0%
	General Obligations - 0.4%
	Chicago Metropolitan Water Reclamation Dist,
$130	5.72%, 12/01/2038	$126
	Los Angeles USD,
800	5.75%, 07/01/2034	739
	Oregon School Boards Association, Taxable Pension,
2,000	4.76%, 06/30/2028	1,766
		2,631
	Health Care/Services - 0.0%
	University of California,
370	6.58%, 05/15/2049	360

	Higher Education (Univ., Dorms, etc.) - 0.1%
	Curators University, MO, System Fac Rev,
415	5.96%, 11/01/2039	435
	University of California,
370	5.77%, 05/15/2043	349
		784
	Tax Allocation - 0.1%
	Dallas, TX, Area Rapid Transit Taxable Sales Tax Rev,
425	6.00%, 12/01/2044	436
	Massachusetts School Building Auth,
475	5.72%, 08/15/2039	476
		912
	Transportation - 0.3%
	Bay Area Toll Auth,
575	6.26%, 04/01/2049	579
	Illinois State Toll Highway Auth, Taxable Rev,
350	6.18%, 01/01/2034	333
	Maryland State Transit Auth,
255	5.89%, 07/01/2043	257
	New York and New Jersey PA, Taxable Rev,
185	5.86%, 12/01/2024	185
115	6.04%, 12/01/2029	115
	North Texas Tollway Auth Rev,
630	6.72%, 01/01/2049	613
		2,082
	Utilities - Water and Sewer - 0.1%
	Irvine Ranch, CA, Water Dist,
515	2.61%, 03/15/2014	526

	Total municipal bonds
	(cost $7,630)	$7,295

U.S. GOVERNMENT AGENCIES - 1.4%
	Federal Home Loan Mortgage Corporation - 0.9%
$6,000	4.00%, 02/15/2040 ☼	$5,937

	Government National Mortgage Association - 0.5%
904	6.00%, 11/20/2023 - 09/15/2034	996
1,159	6.50%, 04/15/2026 - 02/15/2035	1,313
1,225	7.00%, 11/15/2031 - 11/15/2033	1,414
201	8.00%, 12/15/2029 - 02/15/2031	237
		3,960
	Total U.S. government agencies
	(cost $9,432)	$9,897

U.S. GOVERNMENT SECURITIES - 13.9%
	Other Direct Federal Obligations - 2.8%
	Federal Financing Corporation - 2.5%
$1,456	5.24%, 12/06/2013 ○	$1,401
2,220	5.25%, 12/27/2013 ○	2,133
10,000	9.80%, 04/06/2018	14,136
		17,670
	Federal Home Loan Bank - 0.3%
2,225	4.88%, 11/18/2011	2,305
		19,975
	U.S. Treasury Securities - 11.1%
	U.S. Treasury Bonds - 2.7%
7,489	4.38%, 11/15/2039 - 05/15/2040	7,259
5,000	6.00%, 02/15/2026	6,089
4,775	6.25%, 08/15/2023 ‡	5,948
		19,296

4

The Hartford Advisers Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
U.S. GOVERNMENT SECURITIES - 13.9% - (continued)
	U.S. Treasury Securities - 11.1% - (continued)
	U.S. Treasury Notes - 8.4%
$3,600	0.63%, 12/31/2012		$3,606
7,300	1.00%, 09/30/2011		7,338
5,200	1.13%, 12/15/2012		5,256
11,600	1.25%, 10/31/2015		11,287
6,400	1.38%, 05/15/2012 - 01/15/2013 □		6,497
6,500	1.88%, 02/28/2014		6,671
4,315	3.50%, 05/15/2020		4,401
2,000	3.88%, 05/15/2018		2,150
5,000	4.25%, 08/15/2013		5,441
5,200	4.50%, 05/15/2017		5,818
1,277	4.75%, 05/31/2012		1,351
			59,816
			79,112
	Total U.S. government securities
	(cost $94,342)		$99,087

	Total long-term investments
	(cost $592,062)		$682,731

SHORT-TERM INVESTMENTS - 4.6%
	Repurchase Agreements - 4.6%
	Bank of America Merrill Lynch TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2011 in the amount of $3,812,
	collateralized by FNMA 3.50% - 4.00%,
	2026 - 2040, value of $3,888)
$3,812	0.22%, 01/31/2011		$3,812
	Barclays Capital TriParty Joint Repurchase
	Agreement (maturing on 02/01/2011 in the
	amount of $13,690, collateralized by
	FHLMC 0.18% - 4.00%, 2012 - 2025,
	FNMA 3.50% - 6.00%, 2025 - 2039, value
	of $13,964)
13,690	0.22%, 01/31/2011		13,690
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2011 in the amount of $15,035,
	collateralized by GNMA 4.00% - 7.00%,
	2034 - 2041, value of $15,335)
15,035	0.22%, 01/31/2011		15,035
	UBS Securities, Inc. Joint Repurchase
	Agreement (maturing on 02/01/2011 in the
	amount of $30, collateralized by U.S.
	Treasury Bill 0.88%, 2011, value of $31)
30	0.20%, 01/31/2011		30
			32,567
	Total short-term investments
	(cost $32,567)		$32,567

	Total investments
	(cost $624,629) ▲	100.6%	$715,298
	Other assets and liabilities	(0.6)%	(4,617)
	Total net assets	100.0%	$710,681

5

The Hartford Advisers Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 7.7% of total net assets at January 31, 2011.

Prices of foreign equities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2011, the cost of securities for federal income tax purposes was $634,225 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$95,528
Unrealized Depreciation	(14,455)
Net Unrealized Appreciation	$81,073

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund's Board of Directors at January 31, 2011, was $4,545, which represents 0.64% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. At January 31, 2011, the aggregate value of these securities was $10,870, which represents 1.53% of total net assets.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

☼	The cost of securities purchased on a when-issued, delayed delivery or delayed draw basis at January 31, 2011 was $5,956.

□	Security pledged as initial margin deposit for open futures contracts at January 31, 2011 as follows:

						Unrealized
	Number of		Expiration		Notional	Appreciation/
Description	Contracts*	Position	Date	Market Value ╪	Amount	(Depreciation)
10 Year U.S. Treasury Note	58	Short	03/22/2011	$7,006	$7,108	$102

*	The number of contracts does not omit 000's.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
06/2007	2,225	Buck Holdings L.P.	$1,709

The aggregate value of these securities at January 31, 2011, was $4,545, which represents 0.64% of total net assets.

PA      –   Port Authority
USD   –   United School District

6

The Hartford Advisers Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2011

						Unrealized
				Contract		Appreciation/
Description	Counterparty	Buy / Sell	Market Value ╪	Amount	Delivery Date	(Depreciation)
Euro	UBS AG	Sell	$45	$45	02/01/2011	$–
Japanese Yen	BNP Paribas Securities	Buy	3,731	3,582	09/02/2011	149
Japanese Yen	Citibank	Sell	4,398	4,437	10/21/2011	39
Japanese Yen	Goldman Sachs	Buy	4,380	4,204	09/02/2011	176
Japanese Yen	Goldman Sachs	Sell	4,577	4,618	10/21/2011	41
Japanese Yen	Goldman Sachs	Sell	8,112	7,910	09/02/2011	(202)
Japanese Yen	JP Morgan Securities	Sell	121	120	02/01/2011	(1)
						$202

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
January 31, 2011
	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$3,511	$–	$3,511	$–
Common Stocks ‡	482,313	451,017	26,751	4,545
Corporate Bonds: Investment Grade	79,950	–	78,497	1,453
Corporate Bonds: Non-Investment Grade	678	–	678	–
Municipal Bonds	7,295	–	7,295	–
U.S. Government Agencies	9,897	–	9,897	–
U.S. Government Securities	99,087	–	99,087	–
Short-Term Investments	32,567	–	32,567	–
Total	$715,298	$451,017	$258,283	$5,998
Foreign Currency Contracts *	405	–	405	–
Futures *	102	102	–	–
Total	$507	$102	$405	$–
Liabilities:
Foreign Currency Contracts *	203	–	203	–
Total	$203	$–	$203	$–

♦	For the three-month period ended January 31, 2011, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance		Change in							Balance
	as of	Realized	Unrealized					Transfers	Transfers	as of
	October	Gain	Appreciation		Net			Into	Out of	January
	31, 2010	(Loss)	(Depreciation)		Amortization	Purchases	Sales	Level 3	Level 3	31, 2011
Assets:
Common Stocks	$5,129	$420	$(386	)*	$—	$—	$(618)	$—	$—	$4,545
Corporate Bonds	1,458	—	(5	)†	—	—	—	—	—	1,453
U.S. Government Agencies		—	—		—	—	—	—	—	—
Warrants	—	—	—		—	—	—	—	—	—
Total	$6,587	$420	$(391)		$—	$—	$(618)	$—	$—	$5,998

*	Change in unrealized appreciation or depreciation in the current period relating to assets still held at January 31, 2011 was $(386).
†	Change in unrealized appreciation or depreciation in the current period relating to assets still held at January 31, 2011 was $(5).

7

The Hartford Balanced Allocation Fund
Schedule of Investments
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 92.6%
EQUITY FUNDS - 53.2%
2,040	The Hartford Capital Appreciation Fund,
	Class Y●		$78,501
2,667	The Hartford Capital Appreciation II Fund,
	Class Y●		39,073
838	The Hartford Disciplined Equity Fund,
	Class Y		11,129
754	The Hartford Dividend and Growth Fund,
	Class Y		14,953
1,373	The Hartford Equity Income Fund, Class Y		17,983
1,155	The Hartford Fundamental Growth Fund,
	Class Y●		13,797
2,333	The Hartford Global Growth Fund, Class Y		38,557
1,216	The Hartford Global Research Fund, Class Y		12,318
641	The Hartford Growth Fund, Class Y●		11,963
417	The Hartford Growth Opportunities Fund,
	Class Y		12,074
2,439	The Hartford International Opportunities Fund,
	Class Y		38,128
1,105	The Hartford International Small Company
	Fund, Class Y		14,915
472	The Hartford International Value Fund,
	Class Y		5,870
621	The Hartford MidCap Fund, Class Y●		15,205
624	The Hartford MidCap Value Fund, Class Y		7,762
600	The Hartford Small Company Fund, Class Y●		12,886
1,120	The Hartford Small/Mid Cap Equity Fund,
	Class Y		11,861
419	The Hartford SmallCap Growth Fund,
	Class Y●		13,475
8,016	The Hartford Value Fund, Class Y		93,784
560	The Hartford Value Opportunities Fund,
	Class Y		7,848
	Total equity funds
	(cost $400,990)		$472,082

FIXED INCOME FUNDS - 39.4%
9,175	The Hartford Corporate Opportunities Fund,
	Class Y		$90,285
3,044	The Hartford Floating Rate Fund, Class Y		27,333
1,655	The Hartford High Yield Fund, Class Y		12,395
6,758	The Hartford Inflation Plus Fund, Class Y		76,974
7,609	The Hartford Short Duration Fund, Class Y		75,181
501	The Hartford Strategic Income Fund, Class Y		4,573
5,800	The Hartford Total Return Bond Fund,
	Class Y		61,655
	Total fixed income funds
	(cost $339,949)		$348,396

	Total investments in affiliated investment companies
	(cost $740,939)		$820,478

EXCHANGE TRADED FUNDS - 7.4%
1,098	Powershares DB Commodity Index Tracking
	Fund ●		$31,312
355	Powershares Emerging Markets Sovereign
	Debt Portfolio		9,320
172	SPDR Dow Jones International Real Estate		6,669
178	SPDR Dow Jones REIT		11,206
143	Vanguard Emerging Markets ETF		6,635

	Total exchange traded funds
	(cost $52,965)		$65,142

	Total long-term investments
	(cost $793,904)		$885,620

SHORT-TERM INVESTMENTS - 0.1%
965	State Street Bank Money Market Fund		$965

	Total short-term investments
	(cost $965)		$965

	Total investments
	(cost $794,869) ▲	100.1%	$886,585
	Other assets and liabilities	(0.1)%	(864)
	Total net assets	100.0%	$885,721

1

The Hartford Balanced Allocation Fund
Schedule of Investments – (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2011, the cost of securities for federal income tax purposes was $798,916 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$92,743
Unrealized Depreciation	(5,074)
Net Unrealized Appreciation	$87,669

●	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
January 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$820,478	$820,478	$–	$–
Exchange Traded Funds	65,142	65,142	–	–
Short-Term Investments	965	965	–	–
Total	$886,585	$886,585	$–	$–

♦	For the three-month period ended January 31, 2011, there were no significant transfers between Level 1 and Level 2.

2

The Hartford Balanced Income Fund
Schedule of Investments
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 46.5%
	Banks - 5.0%
35	Bank of Nova Scotia	$1,987
226	HSBC Holdings plc	2,464
53	M&T Bank Corp.	4,565
62	National Bank of Canada	4,350
37	Toronto-Dominion Bank ADR	2,734
		16,100
	Capital Goods - 4.8%
37	3M Co.	3,209
27	Eaton Corp.	2,904
37	Emerson Electric Co.	2,202
188	General Electric Co.	3,780
54	Illinois Tool Works, Inc.	2,872
6	Lockheed Martin Corp.	446
		15,413
	Commercial & Professional Services - 1.1%
28	Republic Services, Inc.	861
70	Waste Management, Inc.	2,662
		3,523
	Consumer Durables & Apparel - 1.1%
54	Mattel, Inc.	1,281
30	Stanley Black & Decker, Inc.	2,195
		3,476
	Consumer Services - 1.0%
42	McDonald's Corp.	3,124

	Diversified Financials - 0.6%
44	Credit Suisse Group ADR	1,976

	Energy - 6.6%
68	Chevron Corp.	6,427
67	ConocoPhillips Holding Co.	4,809
38	Exxon Mobil Corp.	3,082
61	Marathon Oil Corp.	2,769
67	Royal Dutch Shell plc B Shares	2,332
32	Total S.A. ADR	1,881
		21,300
	Food & Staples Retailing - 0.9%
97	Sysco Corp.	2,812

	Food, Beverage & Tobacco - 4.5%
73	Altria Group, Inc.	1,719
24	General Mills, Inc.	834
27	H.J. Heinz Co.	1,297
91	Kraft Foods, Inc.	2,779
37	PepsiCo, Inc.	2,379
61	Philip Morris International, Inc.	3,497
73	Unilever N.V. NY Shares ADR	2,148
		14,653
	Household & Personal Products - 1.3%
45	Kimberly-Clark Corp.	2,913
21	Procter & Gamble Co.	1,307
		4,220
	Insurance - 2.7%
12	Allstate Corp.	374
41	Chubb Corp.	2,381
218	Marsh & McLennan Cos., Inc.	6,089
		8,844
	Materials - 2.1%
45	E.I. DuPont de Nemours & Co.	2,296
45	Nucor Corp.	2,071
34	Packaging Corp. of America	955
19	PPG Industries, Inc.	1,576
		6,898
	Pharmaceuticals, Biotechnology & Life Sciences - 5.1%
37	AstraZeneca plc ADR	1,819
81	Johnson & Johnson	4,865
149	Merck & Co., Inc.	4,929
267	Pfizer, Inc.	4,867
		16,480
	Real Estate - 0.1%
5	Plum Creek Timber Co., Inc.	209

	Retailing - 2.3%
30	Genuine Parts Co.	1,568
155	Home Depot, Inc.	5,696
		7,264
	Semiconductors & Semiconductor Equipment - 3.5%
89	Analog Devices, Inc.	3,440
154	Intel Corp.	3,301
131	Maxim Integrated Products, Inc.	3,369
90	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,171
		11,281
	Telecommunication Services - 1.4%
115	AT&T, Inc.	3,178
41	Vodafone Group plc ADR	1,171
		4,349
	Utilities - 2.4%
31	American Electric Power Co., Inc.	1,113
76	Companhia Energetica de Minas Gerais ADR	1,258
22	Dominion Resources, Inc.	967
20	NextEra Energy, Inc.	1,053
34	PG&E Corp.	1,592
70	Xcel Energy, Inc.	1,638
		7,621
	Total common stocks
	(cost $132,342)	$149,543

PREFERRED STOCKS - 0.1%
	Automobiles & Components - 0.0%
1	General Motors Co., 4.75% ۞	$46

	Banks - 0.0%
–	Wells Fargo & Co., 7.50% ۞	73

	Diversified Financials - 0.1%
2	AMG Capital Trust I, 5.10% ۞	89
8	Citigroup Capital XIII	201
		290
	Total preferred stocks
	(cost $376)	$409

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
WARRANTS - 0.0%
	Diversified Financials - 0.0%
–	Mexican Bonos	$6
		6
	Total warrants
	(cost $11)	$6

ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 0.6%
	Finance and Insurance - 0.6%
	Banc of America Commercial Mortgage, Inc.
$85	5.45%, 01/15/2049	$90
	Bear Stearns Commercial Mortgage Securities, Inc.
455	5.20%, 12/11/2038	482
550	5.54%, 09/11/2041 - 10/12/2041	593
	Commercial Mortgage Pass-Through Certificates
100	5.76%, 06/10/2046 Δ	109
	JP Morgan Chase Commercial Mortgage Securities Corp.
275	5.48%, 04/15/2043 Δ	296
	Long Beach Automotive Receivables Trust
53	5.03%, 01/15/2014	54
	Merrill Lynch Mortgage Trust
100	5.05%, 07/12/2038	107
	Morgan Stanley Capital I
100	5.23%, 09/15/2042	107
		1,838
	Total asset & commercial mortgage backed securities
	(cost $1,746)	$1,838

CORPORATE BONDS: INVESTMENT GRADE - 38.8%
	Administrative Waste Management and Remediation - 0.0%
	Republic Services, Inc.
$50	6.20%, 03/01/2040	$53

	Air Transportation - 0.0%
	Continental Airlines, Inc.
19	5.98%, 04/19/2022	20
	Southwest Airlines Co.
53	6.15%, 08/01/2022	59
		79
	Arts, Entertainment and Recreation - 3.1%
	AT&T Broadband Corp.
120	8.38%, 03/15/2013	137
	BSKYB Finance UK plc
350	6.50%, 10/15/2035 ■	371
	CBS Corp.
150	5.50%, 05/15/2033	137
20	5.90%, 10/15/2040	19
105	8.20%, 05/15/2014	123
325	8.88%, 05/15/2019	409
	Comcast Corp.
180	4.95%, 06/15/2016	194
150	5.15%, 03/01/2020	157
400	5.70%, 05/15/2018	439
250	6.40%, 05/15/2038	259
80	6.45%, 03/15/2037	83
510	7.05%, 03/15/2033	567
	DirecTV Holdings LLC
200	3.55%, 03/15/2015	204
425	4.75%, 10/01/2014	456
175	6.00%, 08/15/2040	172
	Discovery Communications, Inc.
290	3.70%, 06/01/2015	301
	Grupo Televisa S.A.
95	6.63%, 01/15/2040	100
	NBC Universal, Inc.
670	3.65%, 04/30/2015 ■	688
350	5.95%, 04/01/2041 ■	341
	News America Holdings, Inc.
75	7.75%, 12/01/2045	89
100	8.88%, 04/26/2023	129
	News America, Inc.
285	6.40%, 12/15/2035	299
250	6.90%, 03/01/2019	297
	Time Warner Cable, Inc.
120	5.40%, 07/02/2012	127
100	6.20%, 07/01/2013	111
125	6.75%, 06/15/2039	134
300	7.30%, 07/01/2038	342
625	8.25%, 04/01/2019	775
	Time Warner Entertainment Co., L.P.
30	8.38%, 03/15/2023	38
	Time Warner, Inc.
295	3.15%, 07/15/2015	300
300	4.13%, 02/15/2021	284
275	4.88%, 03/15/2020	284
175	6.10%, 07/15/2040	178
75	6.63%, 05/15/2029	81
510	7.63%, 04/15/2031	603
	Viacom, Inc.
50	4.25%, 09/15/2015	53
270	4.38%, 09/15/2014	290
340	6.13%, 10/05/2017	391
45	6.25%, 04/30/2016	51
		10,013
	Beverage and Tobacco Product Manufacturing - 1.4%
	Altria Group, Inc.
325	4.13%, 09/11/2015	340
150	8.50%, 11/10/2013	177
150	9.25%, 08/06/2019	192
155	9.70%, 11/10/2018	201
185	10.20%, 02/06/2039	251
	Anheuser-Busch InBev N.V.
600	2.50%, 03/26/2013	614
200	5.38%, 11/15/2014 ■	222
50	5.38%, 01/15/2020	54
145	7.20%, 01/15/2014 ■	167
100	8.00%, 11/15/2039 ■	131

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 38.8% - (continued)
	Beverage and Tobacco Product Manufacturing - 1.4% - (continued)
	BAT International Finance plc
$20	8.13%, 11/15/2013 ■	$23
35	9.50%, 11/15/2018 ■	47
	Bottling Group LLC
300	6.95%, 03/15/2014	348
	Diageo Capital plc
180	5.75%, 10/23/2017	205
	International CCE, Inc.
500	3.50%, 09/15/2020	468
	Lorillard Tobacco Co.
265	6.88%, 05/01/2020	265
	Philip Morris International, Inc.
400	5.65%, 05/16/2018	453
	Reynolds American, Inc.
65	7.25%, 06/01/2013	72
35	7.63%, 06/01/2016	41
100	7.75%, 06/01/2018	118
		4,389
	Chemical Manufacturing - 0.5%
	Agrium, Inc.
200	6.75%, 01/15/2019	233
	Cytec Industries, Inc.
50	6.00%, 10/01/2015	55
	Dow Chemical Co.
635	4.25%, 11/15/2020	608
100	5.90%, 02/15/2015	111
	Potash Corp. of Saskatchewan, Inc.
100	5.25%, 05/15/2014	109
	Yara International ASA
160	5.25%, 12/15/2014 ■	173
150	7.88%, 06/11/2019 ■	181
		1,470
	Computer and Electronic Product Manufacturing - 0.2%
	IBM Corp.
350	5.60%, 11/30/2039	370
	Seagate Technology International
15	10.00%, 05/01/2014 ■	18
	Siemens Finance
100	6.13%, 08/17/2026 ■	113
	Thermo Fisher Scientific, Inc.
65	3.20%, 05/01/2015	66
100	5.00%, 06/01/2015	109
		676
	Couriers and Messengers - 0.0%
	United Parcel Service, Inc.
70	4.88%, 11/15/2040	66

	Finance and Insurance - 18.0%
	Abbey National Treasury Service
200	3.88%, 11/10/2014 ■	198
	Ace Capital Trust II
90	9.70%, 04/01/2030	110
	Ace INA Holdings, Inc.
475	2.60%, 11/23/2015	468
	Aegon N.V.
250	4.63%, 12/01/2015	258
	Aflac, Inc.
25	3.45%, 08/15/2015	26
	Allied World Assurance
50	7.50%, 08/01/2016	56
	Allstate Corp.
175	7.45%, 05/16/2019	212
	American Express Centurion Bank
300	6.00%, 09/13/2017	336
	American Express Co.
250	7.25%, 05/20/2014	286
550	8.13%, 05/20/2019	682
	American Express Credit Corp.
325	2.75%, 09/15/2015	319
	American International Group, Inc.
360	3.65%, 01/15/2014	370
100	5.05%, 10/01/2015	104
125	5.45%, 05/18/2017	130
100	6.25%, 03/15/2037	92
180	8.18%, 05/15/2058	201
	Ameriprise Financial, Inc.
50	5.30%, 03/15/2020	53
370	5.65%, 11/15/2015	414
	AON Corp.
275	5.00%, 09/30/2020	278
	Avalonbay Communities, Inc.
275	5.70%, 03/15/2017	308
	BAE Systems Holdings, Inc.
40	4.95%, 06/01/2014 ■	43
25	6.38%, 06/01/2019 ■	28
	Banco do Brasil
100	8.50%, 10/20/2020 §♠	115
	Banco Mercantil Del Norte S.A.
10	6.14%, 10/13/2016 §Δ	10
	Bancolombia S.A.
125	6.13%, 07/26/2020	124
	Bank of America Corp.
250	5.13%, 11/15/2014	263
300	5.42%, 03/15/2017	307
100	5.63%, 07/01/2020	103
980	5.65%, 05/01/2018	1,021
340	5.75%, 12/01/2017	356
90	5.88%, 01/05/2021	94
665	6.00%, 09/01/2017	706
200	6.50%, 09/15/2037	195
50	7.25%, 10/15/2025	52
300	7.38%, 05/15/2014	341
	Bank of New York Mellon Corp.
850	2.95%, 06/18/2015	869
	Barclays Bank plc
350	5.14%, 10/14/2020	319
340	6.05%, 12/04/2017 ■	349
	BB&T Corp.
250	3.85%, 07/27/2012	260
200	4.90%, 06/30/2017	209
	Bear Stearns & Co., Inc.
250	5.30%, 10/30/2015	273
90	5.35%, 02/01/2012	94
320	7.25%, 02/01/2018	378

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 38.8% - (continued)
	Finance and Insurance - 18.0% - (continued)
	BP Capital Markets plc
$375	3.13%, 10/01/2015	$380
100	3.88%, 03/10/2015	105
475	5.25%, 11/07/2013	520
	Branch Banking & Trust
250	5.63%, 09/15/2016	274
	Brandywine Operating Partnership
215	5.70%, 05/01/2017	222
21	5.75%, 04/01/2012	22
150	7.50%, 05/15/2015	167
	Capital One Bank
250	8.80%, 07/15/2019	310
	Capital One Financial Corp.
75	6.15%, 09/01/2016	82
125	6.75%, 09/15/2017	144
25	7.38%, 05/23/2014	29
	Citigroup, Inc.
45	4.59%, 12/15/2015	47
90	4.75%, 05/19/2015	95
225	5.00%, 09/15/2014	236
161	5.38%, 08/09/2020	165
750	5.50%, 08/27/2012 - 04/11/2013	798
85	6.00%, 10/31/2033	78
1,680	6.13%, 11/21/2017 - 08/25/2036	1,771
250	6.63%, 06/15/2032	246
325	6.88%, 03/05/2038	348
75	8.50%, 05/22/2019	92
	Comerica, Inc.
25	3.00%, 09/16/2015	25
	Countrywide Financial Corp.
20	5.80%, 06/07/2012	21
150	6.25%, 05/15/2016	158
	Credit Suisse
490	5.40%, 01/14/2020	496
	Credit Suisse First Boston USA, Inc.
35	6.13%, 11/15/2011	36
	Credit Suisse New York
250	4.38%, 08/05/2020	242
100	5.00%, 05/15/2013	107
865	6.00%, 02/15/2018	918
	Deutsche Bank AG
350	3.25%, 01/11/2016	351
	Development Bank of Kazakhstan
105	7.38%, 11/12/2013	112
	Duke Realty L.P.
170	6.75%, 03/15/2020	188
260	7.38%, 02/15/2015	296
	Equity One, Inc.
65	6.00%, 09/15/2017	66
	ERP Operating L.P.
300	5.13%, 03/15/2016	326
	Everest Reinsurance Holdings, Inc.
70	5.40%, 10/15/2014	74
50	6.60%, 05/15/2037 Δ	48
	Farmers Exchange Capital
200	7.05%, 07/15/2028 ■	194
	Federal Realty Investment Trust
55	5.95%, 08/15/2014	61
	Fifth Third Bank
356	3.63%, 01/25/2016	359
	General Electric Capital Corp.
600	1.88%, 09/16/2013	602
325	3.50%, 06/29/2015	333
100	4.63%, 01/07/2021	99
700	5.40%, 09/20/2013	763
55	5.50%, 01/08/2020	59
1,100	5.63%, 09/15/2017 - 05/01/2018	1,194
395	5.88%, 01/14/2038	390
305	6.00%, 06/15/2012	325
90	6.15%, 08/07/2037	92
705	6.75%, 03/15/2032	771
	Goldman Sachs Group, Inc.
630	3.70%, 08/01/2015	641
400	5.38%, 03/15/2020	412
200	5.70%, 09/01/2012	214
75	5.95%, 01/15/2027	73
745	6.25%, 09/01/2017 - 02/01/2041	807
200	6.35%, 02/15/2034	191
720	6.45%, 05/01/2036	704
205	6.60%, 01/15/2012	216
505	7.50%, 02/15/2019	589
	Guardian Life Insurance Co.
250	7.38%, 09/30/2039 ■	288
	HBOS plc
45	6.00%, 11/01/2033 ■	32
	HCP, Inc.
100	3.75%, 02/01/2016	100
	Health Care Properties
20	5.65%, 12/15/2013	22
80	6.00%, 01/30/2017	87
	HSBC Bank plc
300	1.63%, 08/12/2013 ■	300
	HSBC Bank USA
250	6.00%, 08/09/2017	271
	HSBC Holdings plc
115	3.50%, 06/28/2015 ■	117
600	6.80%, 06/01/2038	628
	HSBC USA, Inc.
175	5.00%, 09/27/2020	170
	Huntington Bancshares, Inc.
70	7.00%, 12/15/2020	75
	Itau Unibanco Holding S.A.
100	5.75%, 01/22/2021 ■	97
	John Deere Capital Corp.
450	2.80%, 09/18/2017	442
	JP Morgan Chase & Co.
300	4.25%, 10/15/2020	289
500	4.40%, 07/22/2020	489
570	5.13%, 09/15/2014	613
575	6.00%, 01/15/2018	639
725	6.30%, 04/23/2019	817
	JP Morgan Chase Capital XXV
50	6.80%, 10/01/2037	52
	JP Morgan Chase Capital XXVII
400	7.00%, 11/01/2039	419

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 38.8% - (continued)
	Finance and Insurance - 18.0% - (continued)
	JP Morgan Chase XVII
$50	5.85%, 08/01/2035	$48
	Key Bank NA
250	5.45%, 03/03/2016	264
	Keycorp
375	3.75%, 08/13/2015	380
	Kimco Realty Corp.
450	4.30%, 02/01/2018	456
20	5.58%, 11/23/2015	22
50	5.70%, 05/01/2017	55
30	5.78%, 03/15/2016	33
	Liberty Mutual Group, Inc.
60	5.75%, 03/15/2014 ■	64
80	7.50%, 08/15/2036 ■	80
	Liberty Property L.P.
115	4.75%, 10/01/2020	115
50	5.50%, 12/15/2016	54
	Lincoln National Corp.
50	4.30%, 06/15/2015	52
80	5.65%, 08/27/2012	85
35	6.15%, 04/07/2036	35
175	6.25%, 02/15/2020	192
100	7.00%, 06/15/2040	111
	Marsh & McLennan Cos., Inc.
295	4.85%, 02/15/2013	308
30	5.38%, 07/15/2014	32
200	5.75%, 09/15/2015	217
	Massachusetts Mutual Life Insurance Co.
225	8.88%, 06/01/2039 ■	300
	Merrill Lynch & Co., Inc.
230	5.45%, 02/05/2013 - 07/15/2014	244
200	5.70%, 05/02/2017	205
100	6.05%, 05/16/2016	106
100	6.22%, 09/15/2026	98
320	6.40%, 08/28/2017	348
125	7.75%, 05/14/2038	136
	MetLife Global Funding I
500	2.50%, 01/11/2013 - 09/29/2015 ■	500
	MetLife Institutional Funding II LLC
500	3.13%, 01/11/2016 ■	500
	MetLife, Inc.
275	6.38%, 06/15/2034	301
50	7.72%, 02/15/2019	61
	Mizuho Financial Group, Inc.
100	5.79%, 04/15/2014 ■	110
	Morgan Stanley
225	4.00%, 07/24/2015	228
190	4.75%, 04/01/2014	197
400	5.45%, 01/09/2017	418
625	5.63%, 09/23/2019	631
216	5.75%, 01/25/2021	218
650	6.00%, 04/28/2015	704
735	6.63%, 04/01/2018	799
	National City Bank
250	4.63%, 05/01/2013	263
	National City Corp.
40	4.90%, 01/15/2015	43
85	6.88%, 05/15/2019	96
	National Rural Utilities Cooperative Finance Corp.
235	1.90%, 11/01/2015	228
	Nationwide Mutual Insurance Co.
225	9.38%, 08/15/2039 ■	263
	New York Life Global Funding
200	3.00%, 05/04/2015 ■	204
	Nomura Holdings, Inc.
300	5.00%, 03/04/2015	312
	Nordea Bank Ab
105	3.70%, 11/13/2014 ■	109
	Pacific Life Insurance Co.
100	9.25%, 06/15/2039 ■	128
	PNC Funding Corp.
150	3.63%, 02/08/2015	155
300	5.25%, 11/15/2015	323
60	5.50%, 09/28/2012	64
190	5.63%, 02/01/2017	206
	Pricoa Global Funding I
100	5.45%, 06/11/2014 ■	110
	Principal Financial Group, Inc.
65	7.88%, 05/15/2014	75
40	8.88%, 05/15/2019	51
	ProLogis
95	6.25%, 03/15/2017	104
	Prudential Financial, Inc.
170	4.50%, 11/15/2020	168
170	6.10%, 06/15/2017	191
265	6.20%, 01/15/2015	293
335	6.63%, 06/21/2040	367
	Realty Income Corp.
50	5.75%, 01/15/2021	53
185	6.75%, 08/15/2019	210
	Reinsurance Group of America, Inc.
60	5.63%, 03/15/2017	63
	Royal Bank of Scotland plc
210	3.95%, 09/21/2015	205
200	4.88%, 08/25/2014 ■	205
125	4.88%, 03/16/2015	127
100	5.63%, 08/24/2020	97
	RSHB Capital S.A.
100	6.30%, 05/15/2017 §	102
100	7.75%, 05/29/2018 §	109
	Russian Federation Government
220	11.00%, 07/24/2018 §	309
	SB Capital S.A.
305	5.50%, 07/07/2015 §	313
	Simon Property Group L.P.
100	4.20%, 02/01/2015	105
120	4.38%, 03/01/2021	118
100	5.75%, 12/01/2015	113
200	6.13%, 05/30/2018	224
100	6.75%, 02/01/2040	115
	Standard Chartered plc
200	5.50%, 11/18/2014 ■	219
	State Street Capital Trust IV
100	1.30%, 06/15/2037 Δ	77

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 38.8% - (continued)
		Finance and Insurance - 18.0% - (continued)
		Svenska Handelsbanken Ab
	$100	4.88%, 06/10/2014 ■	$107
		Symetra Financial Corp.
	10	6.13%, 04/01/2016 ■	10
		Teachers Insurance & Annuity Association
	272	6.85%, 12/16/2039 ■	310
		UBS AG Stamford CT
	425	2.25%, 01/28/2014	426
	250	4.88%, 08/04/2020	252
	200	5.88%, 07/15/2016	215
		UFJ Finance Aruba AEC
	100	6.75%, 07/15/2013	111
		United Dominion Realty Trust, Inc.
	55	6.05%, 06/01/2013	59
		UnitedHealth Group, Inc.
	10	3.88%, 10/15/2020	10
	576	5.50%, 11/15/2012	617
	50	5.80%, 03/15/2036	50
	130	6.00%, 02/15/2018	147
	100	6.63%, 11/15/2037	110
		Unum Group
	112	7.13%, 09/30/2016	127
		Ventas Realty L.P.
	200	3.13%, 11/30/2015	194
	10	6.50%, 06/01/2016	10
		Vnesheconombank
	185	6.90%, 07/09/2020 §	191
		Wachovia Bank NA
	525	6.60%, 01/15/2038	577
		Wachovia Capital Trust III
	325	5.80%, 03/15/2011 ♠	284
		Wachovia Corp.
	55	4.88%, 02/15/2014	58
	400	5.50%, 05/01/2013 - 08/01/2035	382
	670	5.63%, 10/15/2016	737
	50	5.75%, 06/15/2017	56
		Wellpoint, Inc.
	525	6.00%, 02/15/2014	584
	60	7.00%, 02/15/2019	71
		Wells Fargo & Co.
	100	3.63%, 04/15/2015	105
	100	3.75%, 10/01/2014	106
	750	5.63%, 12/11/2017	833
		WR Berkley Corp.
	25	5.88%, 02/15/2013	27
		XL Capital Ltd.
	50	5.25%, 09/15/2014	53
			58,084
		Food Manufacturing - 0.7%
		Cargill, Inc.
	95	5.60%, 09/15/2012 ■	102
	300	6.00%, 11/27/2017 ■	339
		Kraft Foods, Inc.
	210	5.38%, 02/10/2020	224
	600	6.50%, 08/11/2017 - 02/09/2040	669
	675	6.75%, 02/19/2014	770
		Wrigley Jr., William Co.
	200	1.68%, 06/28/2011 ■Δ	200
			2,304
		Food Services - 0.1%
		McDonald's Corp.
	400	6.30%, 10/15/2037	459

		Foreign Governments - 2.2%
		Bahrain (Kingdom of)
	100	5.50%, 03/31/2020 §	99
		Banco Nacional De Desenvolvimento
	100	6.37%, 06/16/2018 §	109
		Brazil (Republic of)
	240	5.88%, 01/15/2019	266
BRL	99	6.00%, 05/15/2015 Ж	59
	60	7.13%, 01/20/2037	71
	265	8.25%, 01/20/2034	352
	365	8.88%, 10/14/2019	483
	120	10.13%, 05/15/2027	182
	15	12.25%, 03/06/2030	27
		Emirate of Abu Dhabi
	200	6.75%, 04/08/2019 §	232
		Lithuania (Republic of)
	100	7.38%, 02/11/2020 §	110
		Mexican Bonos Desarr
MXN	3,600	8.00%, 12/17/2015	316
		Morocco (Kingdom of)
EUR	50	4.50%, 10/05/2020 §	61
		Panama (Republic of)
	60	7.25%, 03/15/2015	70
	110	8.88%, 09/30/2027	149
	110	9.38%, 04/01/2029	155
		Peru (Republic of)
	80	5.63%, 11/18/2050	75
	35	6.55%, 03/14/2037	39
	50	7.13%, 03/30/2019	60
PEN	135	7.84%, 08/12/2020 §	55
	375	8.38%, 05/03/2016	462
	75	8.75%, 11/21/2033	103
	90	9.88%, 02/06/2015	114
		Poland (Republic of)
	35	3.88%, 07/16/2015	35
EUR	10	5.25%, 01/20/2025	14
	20	6.38%, 07/15/2019	22
		Qatar (State of)
	15	9.75%, 06/15/2030 §	22
		Russian Federation Government
	300	3.63%, 04/29/2015 ■	300
	100	3.63%, 04/29/2015 §	100
	500	5.00%, 04/29/2020 §	495
	327	7.50%, 03/31/2030 §	374
	225	12.75%, 06/24/2028 §	387
		South Africa (Republic of)
	175	6.50%, 06/02/2014	194
	100	6.88%, 05/27/2019	113

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 38.8% - (continued)
		Foreign Governments - 2.2% - (continued)
		United Mexican States
	$400	5.63%, 01/15/2017	$443
	194	5.75%, 10/12/2110	169
	138	5.88%, 02/17/2014	152
	40	5.95%, 03/19/2019	45
	122	6.05%, 01/11/2040	125
	330	6.75%, 09/27/2034	371
	75	7.50%, 04/08/2033	90
ITL	5,000	11.00%, 05/08/2017	5
			7,105
		Health Care and Social Assistance - 1.4%
		Amgen, Inc.
	100	3.45%, 10/01/2020	95
	35	4.50%, 03/15/2020	36
	425	6.40%, 02/01/2039	480
	225	6.90%, 06/01/2038	271
		Cardinal Health, Inc.
	250	4.00%, 06/15/2015	260
	200	4.63%, 12/15/2020	199
		Celgene Corp.
	115	2.45%, 10/15/2015	112
		CVS Caremark Corp.
	315	3.25%, 05/18/2015	321
	75	5.75%, 06/01/2017	84
	325	6.13%, 09/15/2039	336
	150	6.25%, 06/01/2027	164
	37	6.94%, 01/10/2030	41
		CVS Lease Pass-Through Trust
	18	6.04%, 12/10/2028	18
		Express Scripts, Inc.
	250	6.25%, 06/15/2014	281
		Medco Health Solutions, Inc.
	525	2.75%, 09/15/2015	521
	75	7.13%, 03/15/2018	88
		Pfizer, Inc.
	450	7.20%, 03/15/2039	560
		Roche Holdings, Inc.
	250	6.00%, 03/01/2019 ■	289
		St. Jude Medical, Inc.
	225	2.50%, 01/15/2016	222
			4,378
		Information - 2.6%
		America Movil S.A. de C.V.
	160	5.00%, 03/30/2020	166
		AT&T, Inc.
	650	4.85%, 02/15/2014	707
	270	5.35%, 09/01/2040 ■	247
	90	6.15%, 09/15/2034	91
	400	6.30%, 01/15/2038	412
	460	6.50%, 09/01/2037 ‡	484
		BellSouth Corp.
	30	5.20%, 09/15/2014	33
		BellSouth Telecommunications
	300	7.00%, 12/01/2095	308
		British Telecommunications plc
	350	5.15%, 01/15/2013	373
	60	9.88%, 12/15/2030 Δ	80
		Cellco Partnership - Verizon Wireless Capital
	300	5.55%, 02/01/2014	332
	325	8.50%, 11/15/2018	424
		Deutsche Telekom International Finance B.V.
	425	4.88%, 07/08/2014	460
	270	8.75%, 06/15/2030	356
		Qwest Corp.
	25	7.63%, 06/15/2015	29
	100	8.88%, 03/15/2012	108
		SBA Tower Trust
	205	4.25%, 04/15/2015 ■	214
		Telecom Italia Capital
	10	5.25%, 10/01/2015	10
	180	6.20%, 07/18/2011	184
	225	7.72%, 06/04/2038	228
		Telefonica Emisiones SAU
	525	2.58%, 04/26/2013	528
		Telefonica Europe B.V.
	440	8.25%, 09/15/2030	523
		Telefonos De Mexico SAB
	100	5.50%, 11/15/2019	105
		Telemar Norte Leste S.A.
	100	5.50%, 10/23/2020 §	98
		Verizon Communications, Inc.
	625	6.10%, 04/15/2018	710
	150	6.35%, 04/01/2019	173
	170	6.40%, 02/15/2038	182
	280	8.75%, 11/01/2018	363
		Verizon Global Funding Corp.
	310	7.75%, 12/01/2030	379
			8,307
		Machinery Manufacturing - 0.2%
		Xerox Corp.
	275	4.25%, 02/15/2015	290
	100	6.35%, 05/15/2018	113
	190	6.40%, 03/15/2016	217
	100	8.25%, 05/15/2014	118
			738
		Mining - 0.4%
		Anglo American Capital plc
	200	2.15%, 09/27/2013 ■	202
		Codelco, Inc.
	100	3.75%, 11/04/2020 ■	94
		Falconbridge Ltd.
	75	5.38%, 06/01/2015	81
	75	6.00%, 10/15/2015	83
		Inco Ltd.
	30	7.20%, 09/15/2032	32
	45	7.75%, 05/15/2012	48
		Rio Tinto Finance USA Ltd.
	221	1.88%, 11/02/2015	213
	380	8.95%, 05/01/2014	462
		Teck Cominco Ltd.
	20	6.13%, 10/01/2035	21
		Teck Resources Ltd.
	75	4.50%, 01/15/2021	76
			1,312

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 38.8% - (continued)
	Miscellaneous Manufacturing - 0.2%
	Goodrich Corp.
$35	6.29%, 07/01/2016	$40
	Hutchison Whampoa International Ltd.
200	5.75%, 09/11/2019 ■	216
	Textron, Inc.
300	6.20%, 03/15/2015	327
		583
	Motor Vehicle & Parts Manufacturing - 0.2%
	DaimlerChrysler NA Holdings Corp.
370	6.50%, 11/15/2013	419
100	8.50%, 01/18/2031	131
		550
	Petroleum and Coal Products Manufacturing - 1.7%
	AGL Capital Corp.
35	6.38%, 07/15/2016	40
	Amerada Hess Corp.
45	7.88%, 10/01/2029	56
	Atmos Energy Corp.
40	6.35%, 06/15/2017	44
	ConocoPhillips
250	7.00%, 03/30/2029	298
	Devon Energy Corp.
260	7.95%, 04/15/2032	337
	EnCana Corp.
40	6.50%, 05/15/2019	47
	Gaz Capital S.A.
260	8.63%, 04/28/2034 §	312
	Hess Corp.
150	5.60%, 02/15/2041	147
185	7.00%, 02/15/2014	213
	Kazmunaigaz Finance Sub B.V.
100	8.38%, 07/02/2013 §	111
200	9.13%, 07/02/2018 §	239
	Marathon Petroleum Corp.
90	5.13%, 03/01/2021 ■	91
	Nexen, Inc.
50	5.05%, 11/20/2013	53
75	7.50%, 07/30/2039	81
	Panhandle Eastern Pipeline
75	6.20%, 11/01/2017	81
	Pemex Project Funding Master Trust
50	5.75%, 03/01/2018	53
120	6.63%, 06/15/2035	120
	Petrobras International Finance Co.
250	5.38%, 01/27/2021	252
55	6.75%, 01/27/2041	56
	Sempra Energy
25	6.50%, 06/01/2016	29
70	8.90%, 11/15/2013	82
	Shell International Finance B.V.
150	3.10%, 06/28/2015	155
200	6.38%, 12/15/2038	229
	Talisman Energy, Inc.
15	7.75%, 06/01/2019	18
	Transocean, Inc.
215	4.95%, 11/15/2015	227
200	6.50%, 11/15/2020	217
	Valero Energy Corp.
410	4.50%, 02/01/2015	433
310	6.13%, 02/01/2020	337
195	6.63%, 06/15/2037	200
	Weatherford International Ltd.
225	6.00%, 03/15/2018	245
150	7.00%, 03/15/2038	161
	Williams Partners L.P.
385	3.80%, 02/15/2015	399
90	4.13%, 11/15/2020	85
125	5.25%, 03/15/2020	129
		5,577
	Pipeline Transportation - 0.8%
	DCP Midstream LLC
250	6.75%, 09/15/2037 ■	265
	Enterprise Products Operating L.P.
30	5.25%, 01/31/2020	32
615	5.65%, 04/01/2013	669
	Enterprise Products Operations LLC
100	6.50%, 01/31/2019	114
	Kinder Morgan Energy
50	7.75%, 03/15/2032	58
	Kinder Morgan Energy Partners L.P.
150	5.00%, 12/15/2013	164
150	6.55%, 09/15/2040	156
90	6.95%, 01/15/2038	97
200	7.13%, 03/15/2012	213
50	7.30%, 08/15/2033	56
100	9.00%, 02/01/2019	127
	Plains All American Pipeline L.P.
100	3.95%, 09/15/2015	103
235	5.00%, 02/01/2021	237
125	5.75%, 01/15/2020	133
	TransCanada Pipelines Ltd.
45	7.63%, 01/15/2039	56
		2,480
	Primary Metal Manufacturing - 0.3%
	Alcan, Inc.
50	6.13%, 12/15/2033	53
	Alcoa, Inc.
105	5.72%, 02/23/2019	109
125	5.87%, 02/23/2022	127
200	6.15%, 08/15/2020	213
	ArcelorMittal
150	3.75%, 08/05/2015	152
100	5.38%, 06/01/2013	107
150	6.13%, 06/01/2018	159
125	9.00%, 02/15/2015	150
25	9.85%, 06/01/2019	32
		1,102
	Professional, Scientific and Technical Services - 0.0%
	Electronic Data Systems Corp.
40	7.45%, 10/15/2029	50

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 38.8% - (continued)
	Public Administration - 0.2%
	Waste Management, Inc.
$325	6.13%, 11/30/2039	$346
250	6.38%, 03/11/2015	284
		630
	Rail Transportation - 0.1%
	Burlington Northern Santa Fe Corp.
150	5.75%, 05/01/2040	153

	Real Estate and Rental and Leasing - 0.7%
	AMB Property L.P.
460	4.00%, 01/15/2018	442
175	4.50%, 08/15/2017	179
100	6.13%, 12/01/2016	110
	COX Communications, Inc.
220	6.45%, 12/01/2036 ■	227
215	7.13%, 10/01/2012	235
	Duke Realty L.P.
15	5.95%, 02/15/2017	16
	ERAC USA Finance Co.
65	2.25%, 01/10/2014 ■	65
175	2.75%, 07/01/2013 ■	178
50	5.80%, 10/15/2012 ■	54
125	7.00%, 10/15/2037 ■	134
	Qatari Diar Finance
380	5.00%, 07/21/2020 §	378
	Regency Centers L.P.
190	4.80%, 04/15/2021	184
30	5.25%, 08/01/2015	32
15	5.88%, 06/15/2017	16
	Westfield Group ADR
10	5.40%, 10/01/2012 ■	11
		2,261
	Retail Trade - 1.2%
	AutoZone, Inc.
300	4.00%, 11/15/2020	281
	Energy Transfer Partners
175	5.65%, 08/01/2012	185
125	6.63%, 10/15/2036	133
130	8.50%, 04/15/2014	154
	Home Depot, Inc.
205	3.95%, 09/15/2020	201
	Kroger Co.
600	5.50%, 02/01/2013	647
	Safeway, Inc.
100	3.95%, 08/15/2020	94
	Target Corp.
300	5.38%, 05/01/2017	339
	Wal-Mart Stores, Inc.
600	3.25%, 10/25/2020	559
200	4.50%, 07/01/2015	218
850	6.20%, 04/15/2038	937
		3,748
	Utilities - 2.5%
	AES Panama S.A.
15	6.35%, 12/21/2016 §	16
	CenterPoint Energy Houston Electric LLC
35	7.00%, 03/01/2014	40
	CenterPoint Energy Resources Corp.
290	4.50%, 01/15/2021 ■	289
25	7.75%, 02/15/2011	25
	Commonwealth Edison Co.
100	5.80%, 03/15/2018	112
	Cons Edison Co. of NY
140	5.70%, 06/15/2040	144
	Dominion Resources, Inc.
35	5.20%, 08/15/2019	38
181	6.25%, 06/30/2012	194
	Duke Energy Indiana, Inc.
225	3.75%, 07/15/2020	217
	Edison International
140	3.75%, 09/15/2017	140
	Enel Finance International S.A.
100	3.88%, 10/07/2014 ■	103
	Entergy Corp.
200	3.63%, 09/15/2015	200
	Entergy Texas, Inc.
50	7.13%, 02/01/2019	58
	Eskom Holdings Ltd.
200	5.75%, 01/26/2021 ■	195
	Exelon Generation Co. LLC
325	4.00%, 10/01/2020	302
120	5.20%, 10/01/2019	124
125	5.35%, 01/15/2014	136
	Georgia Power Co.
320	4.75%, 09/01/2040	289
	Kansas City Power & Light Co.
50	7.15%, 04/01/2019	59
	MidAmerican Energy Holdings Co.
285	5.00%, 02/15/2014	307
100	5.75%, 04/01/2018	112
250	5.88%, 10/01/2012	269
	Nevada Power Co.
100	6.50%, 08/01/2018	116
	NiSource Finance Corp.
10	5.25%, 09/15/2017	11
140	6.40%, 03/15/2018	158
	Oncor Electric Delivery Co.
500	5.00%, 09/30/2017 ■	533
215	5.25%, 09/30/2040 ■	202
	Pacific Gas & Electric Co.
150	6.05%, 03/01/2034	158
	Pacificorp
250	6.25%, 10/15/2037	275
	Peco Energy Co.
20	5.70%, 03/15/2037	20
	Pepco Holdings, Inc.
230	2.70%, 10/01/2015	225
	Progress Energy, Inc.
390	6.85%, 04/15/2012	416
450	7.05%, 03/15/2019	533
	PSEG Power LLC
275	2.50%, 04/15/2013	281
	San Diego Gas & Electric Co.
285	4.50%, 08/15/2040	251

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 38.8% - (continued)
	Utilities - 2.5% - (continued)
	Sierra Pacific Power Co.
$100	6.00%, 05/15/2016	$113
	Southern California Edison Co.
225	4.50%, 09/01/2040	196
	Southern Co.
300	2.38%, 09/15/2015	298
	Union Electric Co.
145	6.40%, 06/15/2017	165
	Virginia Electric & Power Co.
325	3.45%, 09/01/2022	301
200	6.35%, 11/30/2037	225
	Xcel Energy, Inc.
150	4.70%, 05/15/2020	155
		8,001
	Wholesale Trade - 0.1%
	Avnet, Inc.
50	6.63%, 09/15/2016	56
	International Paper Co.
200	7.30%, 11/15/2039	225
50	9.38%, 05/15/2019	65
		346
	Total corporate bonds: investment grade
	(cost $123,243)	$124,914

CORPORATE BONDS: NON-INVESTMENT GRADE - 11.0%
	Accommodation and Food Services - 0.1%
	Harrah's Operating Co., Inc.
$180	11.25%, 06/01/2017	$204
	MGM Mirage, Inc.
25	9.00%, 03/15/2020 ■	28
20	11.13%, 11/15/2017	23
	Wynn Las Vegas LLC
35	7.75%, 08/15/2020	37
		292
	Administrative Waste Management and Remediation - 0.1%
	Casella Waste Systems, Inc.
270	7.75%, 02/15/2019 ■☼	276
	Iron Mountain, Inc.
25	8.75%, 07/15/2018	27
		303
	Agriculture, Forestry, Fishing and Hunting - 0.1%
	Majapahit Holding B.V.
100	7.75%, 10/17/2016 §	113
	Southern States Coop, Inc.
25	11.25%, 05/15/2015 ■	27
	Weyerhaeuser Co.
110	7.38%, 03/15/2032	112
		252
	Air Transportation - 0.0%
	Continental Airlines, Inc.
15	4.50%, 01/15/2015 ۞	23
39	6.90%, 04/19/2022	40
63	9.80%, 04/01/2021	66
		129
	Apparel Manufacturing - 0.0%
	Hanesbrands, Inc.
46	6.38%, 12/15/2020 ■	44

	Arts, Entertainment and Recreation - 0.6%
	AMC Entertainment, Inc.
190	8.00%, 03/01/2014	193
31	9.75%, 12/01/2020 ■	33
	Bresnan Broadband Holdings LLC
150	8.00%, 12/15/2018 ■	157
	CCO Holdings LLC
146	7.00%, 01/15/2019	147
25	7.25%, 10/30/2017	26
10	7.88%, 04/30/2018	11
5	8.13%, 04/30/2020	5
	Cedar Fair L.P.
50	9.13%, 08/01/2018 ■	54
	Cenveo Corp.
25	8.88%, 02/01/2018	25
	Citadel Broadcasting Corp.
20	7.75%, 12/15/2018 ■	21
	Citycenter Holdings LLC
72	7.63%, 01/15/2016 ■	74
	Clear Channel Worldwide Holdings, Inc.
50	9.25%, 12/15/2017	55
	Equinix, Inc.
30	8.13%, 03/01/2018	32
	First Data Corp.
36	8.25%, 01/15/2021 ■	35
36	8.75%, 01/15/2022 ■	35
9	9.88%, 09/24/2015	9
308	10.55%, 09/24/2015	300
73	12.63%, 01/15/2021 ■	74
	NAI Entertainment Holdings LLC
21	8.25%, 12/15/2017 ■	22
	Net Servicos De Comnicacao S.A.
100	7.50%, 01/27/2020	113
	Nielsen Finance LLC
60	9.41%, 08/01/2016 ○	63
	Peninsula Gaming LLC
120	8.38%, 08/15/2015	127
5	10.75%, 08/15/2017	5
	Regal Entertainment Group
15	9.13%, 08/15/2018	16
	Sinclair Television Group
65	9.25%, 11/01/2017 ■	72
	Virgin Media Secured Finance plc
100	6.50%, 01/15/2018	106
	Virgin River Casino Corp.
10	0.00%, 01/15/2012 ●	5
	Yonkers Racing Corp.
14	11.38%, 07/15/2016 ■	16
		1,831
	Beverage and Tobacco Product Manufacturing - 0.1%
	Constellation Brands, Inc.
180	7.25%, 09/01/2016	191

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 11.0% - (continued)
	Chemical Manufacturing - 0.2%
	Celanese US Holdings LLC
$50	6.63%, 10/15/2018 ■	$52
	CF Industries Holdings, Inc.
120	6.88%, 05/01/2018	132
35	7.13%, 05/01/2020	39
	Diversey, Inc.
30	8.25%, 11/15/2019	33
	Ferro Corp.
20	7.88%, 08/15/2018	21
	Hexion U.S. Finance Corp.
95	9.00%, 11/15/2020 ■	101
	Methanex Corp.
20	8.75%, 08/15/2012	21
	Momentive Performance
120	9.00%, 01/15/2021 ■	128
	Nalco Co.
125	6.63%, 01/15/2019 ■	131
	Omnova Solutions, Inc.
40	7.88%, 11/01/2018 ■	41
	Solutia, Inc.
25	7.88%, 03/15/2020	27
		726
	Computer and Electronic Product Manufacturing - 0.3%
	Advanced Micro Devices, Inc.
25	7.75%, 08/01/2020	25
5	8.13%, 12/15/2017	5
	CDW LLC/CDW Finance
60	8.00%, 12/15/2018 ■	62
60	11.00%, 10/12/2015	63
60	11.50%, 10/12/2015	64
	Esterline Technologies Corp.
60	7.00%, 08/01/2020	62
	Freescale Semiconductor, Inc.
169	9.13%, 12/15/2014	176
25	9.25%, 04/15/2018 ■	28
65	10.75%, 08/01/2020 ■	74
	Hologic, Inc.
25	2.00%, 12/15/2037 ۞	29
	Jabil Circuit, Inc.
20	8.25%, 03/15/2018	23
	Seagate HDD Cayman
65	6.88%, 05/01/2020 ■	63
	Sorenson Communications
200	10.50%, 02/01/2015 ■	140
		814
	Construction - 0.2%
	Aguila 3 S.A.
335	7.88%, 01/31/2018 ■	342
	K. Hovnanian Enterprises
30	10.63%, 10/15/2016	32
	Pulte Homes, Inc.
45	5.20%, 02/15/2015	43
	Roofing Supply
165	8.63%, 12/01/2017 ■	174
	Toll Brothers Finance Corp.
20	6.75%, 11/01/2019	21
		612
	Fabricated Metal Product Manufacturing - 0.1%
	Ball Corp.
75	6.63%, 03/15/2018	77
	BWAY Holding Co.
35	10.00%, 06/15/2018 ■	38
	Crown Americas, Inc.
55	6.25%, 02/01/2021 ■	56
55	7.63%, 05/15/2017	60
60	7.75%, 11/15/2015	62
	Masco Corp.
25	7.13%, 03/15/2020	26
		319
	Finance and Insurance - 1.5%
	Ally Financial, Inc.
315	7.50%, 09/15/2020 ■	343
40	8.00%, 03/15/2020	45
	Arch Western Finance LLC
7	6.75%, 07/01/2013	7
	CIT Group, Inc.
628	7.00%, 05/01/2013 - 05/01/2017	636
	CPM Holdings, Inc.
120	10.63%, 09/01/2014 ■	129
	Credit Acceptance Corp.
105	9.13%, 02/01/2017 ■	113
	Discover Financial Services, Inc.
10	6.45%, 06/12/2017	11
	Dollar Financial Corp.
20	3.00%, 04/01/2028 ۞	25
	Fibria Overseas Finance Ltd.
120	7.50%, 05/04/2020 ■	126
	Ford Motor Credit Co.
70	7.00%, 10/01/2013	76
230	8.00%, 12/15/2016	261
200	8.13%, 01/15/2020	234
	General Motors Acceptance Corp.
245	8.00%, 11/01/2031	278
	GMAC LLC
20	6.00%, 12/15/2011	20
	Host Hotels & Resorts L.P.
110	6.00%, 11/01/2020 ■	109
	Host Marriott L.P.
90	6.38%, 03/15/2015	92
70	6.75%, 06/01/2016	72
	Lazard Group
80	6.85%, 06/15/2017	84
	LBG Capital No. 1 plc
420	7.88%, 11/01/2020 ۞	393
	National Money Mart Co.
75	10.38%, 12/15/2016	83
	NB Capital Trust IV
65	8.25%, 04/15/2027	67
	Pinafore LLC
25	9.00%, 10/01/2018 ■	28
	Provident Funding Associates
245	10.25%, 04/15/2017 ■	262
	Reynolds Group Issuer, Inc.
140	6.88%, 02/15/2021 ■	141
50	8.50%, 05/15/2018 ■	52

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 11.0% - (continued)
		Finance and Insurance - 1.5% - (continued)
		SLM Corp.
	$50	5.00%, 04/15/2015	$49
	200	5.63%, 08/01/2033	163
	440	6.25%, 01/25/2016	441
	181	8.00%, 03/25/2020	189
	55	8.45%, 06/15/2018	59
		TitleMax
	165	13.25%, 07/15/2015 ■	183
		Vantage Drilling Co.
	61	11.50%, 08/01/2015 ■	68
		Yankee Acquisition Corp.
	120	9.75%, 02/15/2017	126
			4,965
		Food Manufacturing - 0.0%
		Darling International, Inc.
	55	8.50%, 12/15/2018 ■	59
		Land O'Lakes Capital Trust
	15	7.45%, 03/15/2028 ■	14
		Smithfield Foods, Inc.
	40	10.00%, 07/15/2014	47
			120
		Food Services - 0.0%
		Aramark Corp.
	45	8.50%, 02/01/2015	47

		Foreign Governments - 2.1%
		Argentina (Republic of)
EUR	115	2.26%, 12/31/2038	57
	325	2.50%, 12/31/2038	141
EUR	167	7.82%, 12/31/2033	169
	312	8.28%, 12/31/2033	273
		Colombia (Republic of)
	100	7.38%, 01/27/2017	119
COP	180,000	7.75%, 04/14/2021	102
	115	8.25%, 12/22/2014	137
COP	10,000	9.85%, 06/28/2027	6
	85	10.38%, 01/28/2033	128
	30	10.75%, 01/15/2013	35
	150	11.75%, 02/25/2020	227
COP	108,000	12.00%, 10/22/2015	72
		Costa Rica (Republic of)
	10	10.00%, 08/01/2020 §	13
		Indonesia (Republic of)
	305	6.75%, 03/10/2014 §	338
	90	7.25%, 04/20/2015 §	103
	200	8.50%, 10/12/2035 §	257
	420	10.38%, 05/04/2014 §	509
		Ivory Coast (Republic of)
	100	0.00%, 12/31/2032 ■●	36
		Morocco (Kingdom of)
EUR	100	5.38%, 06/27/2017 §	133
		Philippines (Republic of)
	100	6.38%, 01/15/2032	105
	155	8.25%, 01/15/2014	181
	250	8.38%, 06/17/2019	318
	70	9.50%, 02/02/2030	99
	100	9.88%, 01/15/2019	137
		Turkey (Republic of)
	525	5.63%, 03/30/2021	529
	200	6.00%, 01/14/2041	185
	485	6.75%, 04/03/2018	537
	24	6.88%, 03/17/2036	25
	155	7.25%, 03/15/2015	175
	525	9.50%, 01/15/2014	618
TRY	7	10.00%, 02/15/2012 Ж	5
		Ukraine Government
EUR	175	4.95%, 10/13/2015 §	223
		Uruguay (Republic of)
	69	8.00%, 11/18/2022	86
		Venezuela (Republic of)
	175	7.75%, 10/13/2019 §	117
	45	8.50%, 10/08/2014	39
	205	9.00%, 05/07/2023 §	139
	231	9.25%, 05/07/2028 §	154
	40	9.38%, 01/13/2034	27
	45	12.75%, 08/23/2022 §	39
			6,593
		Furniture and Related Product Manufacturing - 0.0%
		Masco Corp.
	35	6.13%, 10/03/2016	36
	25	6.50%, 08/15/2032	22
			58
		Health Care and Social Assistance - 0.8%
		Alere, Inc.
	60	9.00%, 05/15/2016	63
		American Renal Holdings
	125	8.38%, 05/15/2018 ■	129
		Amylin Pharmaceuticals, Inc.
	160	3.00%, 06/15/2014 ۞	144
		Biomet, Inc.
	115	10.00%, 10/15/2017	128
	10	10.38%, 10/15/2017	11
		Bioscrip, Inc.
	170	10.25%, 10/01/2015	180
		Community Health Systems, Inc.
	215	8.88%, 07/15/2015	227
		Cubist Pharmaceuticals, Inc.
	30	2.25%, 06/15/2013 ۞	31
	19	2.50%, 11/01/2017 ۞	20
		HCA, Inc.
	255	6.38%, 01/15/2015	260
	10	6.50%, 02/15/2016	10
	40	7.25%, 09/15/2020	43
	133	9.63%, 11/15/2016	144
	40	9.88%, 02/15/2017	44
		HealthSouth Corp.
	100	7.25%, 10/01/2018	102
		IMS Health, Inc.
	50	12.50%, 03/01/2018 ■	59
		Life Technologies Corp.
	305	4.40%, 03/01/2015	317
	15	5.00%, 01/15/2021	15
		Radiation Therapy Services, Inc.
	130	9.88%, 04/15/2017	131

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 11.0% - (continued)
	Health Care and Social Assistance - 0.8% - (continued)
	Rite Aid Corp.
$75	8.00%, 08/15/2020	$79
15	9.75%, 06/12/2016	17
15	10.25%, 10/15/2019	16
125	10.38%, 07/15/2016	133
	Tenet Healthcare Corp.
95	8.88%, 07/01/2019	109
50	9.00%, 05/01/2015	55
		2,467
	Information - 1.0%
	Charter Communications Holdings II LLC
29	13.50%, 11/30/2016	35
	Cincinnati Bell, Inc.
30	8.25%, 10/15/2017	30
	Citizens Communications Co.
60	7.13%, 03/15/2019	63
	Cricket Communications, Inc.
40	7.75%, 05/15/2016	42
85	10.00%, 07/15/2015	93
	CSC Holdings, Inc.
165	7.63%, 07/15/2018	182
	Deluxe Corp.
125	7.38%, 06/01/2015	130
	Frontier Communications Corp.
65	7.88%, 04/15/2015	72
105	8.13%, 10/01/2018	118
60	8.25%, 05/01/2014 - 04/15/2017	67
	Intelsat Bermuda Ltd.
180	11.25%, 06/15/2016	193
128	11.50%, 02/04/2017	142
	Intelsat Intermediate Holdings Ltd.
15	9.50%, 02/01/2015	16
	Intelsat Jackson Holdings Ltd.
10	8.50%, 11/01/2019 ■	11
60	9.50%, 06/15/2016	64
	Leap Wireless International, Inc.
140	4.50%, 07/15/2014 ۞	130
	MedAssets, Inc.
35	8.00%, 11/15/2018 ■	36
	Mediacom Broadband LLC
210	8.50%, 10/15/2015	215
	Mediacom LLC
65	9.13%, 08/15/2019	67
	MetroPCS Wireless, Inc.
100	6.63%, 11/15/2020	96
40	7.88%, 09/01/2018	42
	Qwest Communications International, Inc.
100	7.13%, 04/01/2018	108
185	8.00%, 10/01/2015	200
	Sprint Capital Corp.
55	6.90%, 05/01/2019	55
	Sprint Nextel Corp.
107	6.00%, 12/01/2016	105
	Syniverse Holdings, Inc.
85	9.13%, 01/15/2019 ■	91
	Terremark Worldwide, Inc.
115	12.00%, 06/15/2017	143
	West Corp.
40	7.88%, 01/15/2019 ■	42
170	8.63%, 10/01/2018 ■	182
	Windstream Corp.
85	7.75%, 10/15/2020	88
165	8.13%, 09/01/2018	176
	Wireco Worldgroup, Inc.
25	9.50%, 05/15/2017 ■	27
		3,061
	Machinery Manufacturing - 0.1%
	Actuant Corp.
10	6.88%, 06/15/2017	10
	Case New Holland, Inc.
190	7.88%, 12/01/2017 ■	211
		221
	Mining - 0.1%
	Arch Coal, Inc.
15	7.25%, 10/01/2020	16
5	8.75%, 08/01/2016	6
	Consol Energy, Inc.
25	8.25%, 04/01/2020 ■	27
	FMG Resources Pty Ltd.
125	7.00%, 11/01/2015 ■	129
	Peabody Energy Corp.
135	6.50%, 09/15/2020	143
40	7.38%, 11/01/2016	45
		366
	Miscellaneous Manufacturing - 0.1%
	ACCO Brands Corp.
90	7.63%, 08/15/2015	91
	BE Aerospace, Inc.
70	6.88%, 10/01/2020	73
	Bombardier, Inc.
20	7.50%, 03/15/2018 ■	22
	Transdigm, Inc.
250	7.75%, 12/15/2018 ■	268
		454
	Motor Vehicle & Parts Manufacturing - 0.3%
	Accuride Corp.
40	9.50%, 08/01/2018 ■	44
	ArvinMeritor, Inc.
190	8.13%, 09/15/2015	203
25	10.63%, 03/15/2018	28
	Ford Motor Co.
65	4.25%, 11/15/2016 ۞	124
250	7.45%, 07/16/2031	273
	Navistar International Corp.
10	8.25%, 11/01/2021	11
	Tenneco, Inc.
240	7.75%, 08/15/2018 ■	254
	TRW Automotive, Inc.
20	7.00%, 03/15/2014 ■	22
		959

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 11.0% - (continued)
	Nonmetallic Mineral Product Manufacturing - 0.0%
	Libbey Glass, Inc.
$25	10.00%, 02/15/2015	$27

	Other Services - 0.1%
	Service Corp. International
65	6.75%, 04/01/2016	68
105	7.63%, 10/01/2018	113
	StoneMor Partners L.P.
30	10.25%, 12/01/2017	31
		212
	Paper Manufacturing - 0.2%
	Cascades, Inc.
125	7.75%, 12/15/2017	130
15	7.88%, 01/15/2020	15
	Clearwater Paper Corp.
20	7.13%, 11/01/2018 ■	21
	Georgia-Pacific LLC
30	5.40%, 11/01/2020 ■	30
	Neenah Paper, Inc.
260	7.38%, 11/15/2014	262
	Newpage Corp.
135	11.38%, 12/31/2014	135
	Temple-Inland, Inc.
40	6.63%, 01/15/2016	42
		635
	Petroleum and Coal Products Manufacturing - 0.9%
	Anadarko Petroleum Corp.
170	5.75%, 06/15/2014	184
100	5.95%, 09/15/2016	110
175	6.20%, 03/15/2040	167
30	6.38%, 09/15/2017	33
150	6.95%, 06/15/2019	168
125	7.95%, 06/15/2039	142
	Antero Resources Finance
100	9.38%, 12/01/2017	105
	Aquilex Holdings LLC
235	11.13%, 12/15/2016	243
	Basic Energy Services, Inc.
111	11.63%, 08/01/2014	124
	Berry Petroleum Co.
15	10.25%, 06/01/2014	17
	Chesapeake Energy Corp.
275	2.50%, 05/15/2037 ۞	263
	Denbury Resources, Inc.
10	8.25%, 02/15/2020	11
	Encore Acquisition Co.
15	9.50%, 05/01/2016	17
	Ferrellgas Partners L.P.
40	6.50%, 05/01/2021 ■	39
	Harvest Operations Corp.
60	6.88%, 10/01/2017 ■	62
	Newfield Exploration Co.
120	7.13%, 05/15/2018	129
	Petrohawk Energy Corp.
15	7.25%, 08/15/2018	15
	Petroleos de Venezuela S.A.
510	5.25%, 04/12/2017	289
140	8.50%, 11/02/2017 ■	94
305	8.50%, 11/02/2017 §	206
	Petroleum Development Corp.
20	12.00%, 02/15/2018	23
	Pioneer Natural Resources Co.
55	5.88%, 07/15/2016	57
145	6.88%, 05/01/2018	156
	Rosetta Resources, Inc.
80	9.50%, 04/15/2018	88
	Sevan Marine ASA
200	12.00%, 08/10/2015 ■	212
	Thermon Industries, Inc.
65	9.50%, 05/01/2017	70
		3,024
	Pipeline Transportation - 0.4%
	Dynegy Holdings, Inc.
15	8.38%, 05/01/2016	12
	El Paso Corp.
125	6.50%, 09/15/2020 ■	127
195	7.00%, 06/15/2017	210
	El Paso Natural Gas Co.
70	5.95%, 04/15/2017	75
50	7.25%, 06/01/2018	55
	Energy Transfer Equity L.P.
271	7.50%, 10/15/2020	290
	Kinder Morgan Finance Co.
110	5.70%, 01/05/2016	112
60	6.00%, 01/15/2018 ■	60
	NGPL Pipeco LLC
230	6.51%, 12/15/2012 ■	249
	Rockies Express Pipeline
175	3.90%, 04/15/2015 ■	173
		1,363
	Plastics and Rubber Products Manufacturing - 0.0%
	Plastipak Holdings, Inc.
10	10.63%, 08/15/2019 ■	11
	Rock Tenn Co.
15	9.25%, 03/15/2016	17
	Solo Cup Co.
15	10.50%, 11/01/2013	16
		44
	Primary Metal Manufacturing - 0.1%
	Novelis, Inc.
125	8.38%, 12/15/2017 ■	135
	Tube City IMS Corp.
25	9.75%, 02/01/2015	26
		161
	Printing and Related Support Activities - 0.3%
	Cenveo Corp.
270	7.88%, 12/01/2013	258
	Harland Clarke Holdings
270	9.50%, 05/15/2015	263

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 11.0% - (continued)
	Printing and Related Support Activities - 0.3% - (continued)
	Quebecor Media, Inc.
$330	7.75%, 03/15/2016	$342
		863
	Professional, Scientific and Technical Services - 0.2%
	Checkout Holdings Corp.
210	0.62%, 11/15/2015 ■○	133
	Lamar Media Corp.
105	6.63%, 08/15/2015	107
	Mantech International Corp.
20	7.25%, 04/15/2018	21
	Sitel LLC
40	11.50%, 04/01/2018 ■	36
	SunGard Data Systems, Inc.
55	7.38%, 11/15/2018 ■	56
45	7.63%, 11/15/2020 ■	46
150	10.25%, 08/15/2015	158
	Unisys Corp.
36	14.25%, 09/15/2015 ■	44
		601
	Real Estate and Rental and Leasing - 0.2%
	International Lease Finance Corp.
130	5.65%, 06/01/2014	133
170	6.63%, 11/15/2013	178
30	6.75%, 09/01/2016 ■	32
160	8.75%, 03/15/2017 ■	179
	PHH Corp.
8	4.00%, 09/01/2014 ۞	9
	United Rentals North America, Inc.
100	8.38%, 09/15/2020	105
30	10.88%, 06/15/2016	35
		671
	Retail Trade - 0.4%
	ACCO Brands Corp.
20	10.63%, 03/15/2015	22
	Affinia Group, Inc.
30	9.00%, 11/30/2014	31
15	9.00%, 11/30/2014 ■	15
45	10.75%, 08/15/2016 ■	50
	Amerigas Partners L.P.
170	6.50%, 05/20/2021	173
	AutoNation, Inc.
35	6.75%, 04/15/2018	36
	Catalina Marketing Corp.
90	10.50%, 10/01/2015 ■	98
	Dollar General Corp.
14	11.88%, 07/15/2017	16
	Easton-Bell Sports, Inc.
25	9.75%, 12/01/2016	28
	Federated Retail Holdings, Inc.
195	5.90%, 12/01/2016	208
	Group 1 Automotive, Inc.
20	2.25%, 06/15/2036۞ Δ	20
27	3.00%, 03/15/2020۞ ■	31
	HSN, Inc.
110	11.25%, 08/01/2016	126
	Ltd. Brands, Inc.
35	7.00%, 05/01/2020	37
	Macys Retails Holdings, Inc.
20	7.00%, 02/15/2028	20
	May Department Stores
20	6.70%, 09/15/2028	19
	Michaels Stores, Inc.
130	7.75%, 11/01/2018 ■	134
	Neiman Marcus Group, Inc.
115	9.00%, 10/15/2015	121
	Owens Corning, Inc.
15	9.00%, 06/15/2019	18
	Pantry, Inc.
20	3.00%, 11/15/2012 ۞	19
	QVC, Inc.
20	7.38%, 10/15/2020 ■	21
	Sonic Automotive, Inc.
8	5.00%, 10/01/2029 ۞	10
	Supervalu, Inc.
50	8.00%, 05/01/2016	49
		1,302
	Soap, Cleaning Compound, and Toilet Manufacturing - 0.0%
	Revlon Consumer Products
40	9.75%, 11/15/2015	43
	Sally Holdings LLC
20	10.50%, 11/15/2016	22
		65
	Utilities - 0.3%
	AES Corp.
35	8.00%, 10/15/2017	38
	Calpine Corp.
110	7.25%, 10/15/2017 ■	112
25	7.50%, 02/15/2021 ■	25
	CenterPoint Energy, Inc.
30	6.50%, 05/01/2018	34
	Edison Mission Energy
165	7.20%, 05/15/2019	132
	Energy Future Intermediate Holding Co. LLC
12	10.00%, 12/01/2020	13
	Intergen N.V.
225	9.00%, 06/30/2017 ■	241
	Ipalco Enterprises, Inc.
30	7.25%, 04/01/2016 ■	32
	National Power Corp.
35	9.63%, 05/15/2028	47
	NRG Energy, Inc.
215	7.38%, 02/01/2016 - 01/15/2017	223
		897
	Water Transportation - 0.0%
	Hornbeck Offshore Services, Inc.
25	6.13%, 12/01/2014	25
	Marquette Transport Co.
70	10.88%, 01/15/2017 ■	72
	Navios Maritime Holdings
30	8.88%, 11/01/2017	32

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬				Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 11.0% - (continued)
		Water Transportation - 0.0% - (continued)
		Royal Caribbean Cruises Ltd.
	$20	11.88%, 07/15/2015		$25
				154
		Wholesale Trade - 0.1%
		Interpublic Group of Co., Inc.
	120	6.25%, 11/15/2014		129
	20	10.00%, 07/15/2017		24
		Verso Paper Corp.
	185	8.75%, 02/01/2019 ■		192
				345
		Total corporate bonds: non-investment grade
		(cost $34,313)		$35,188

MUNICIPAL BONDS - 0.2%
		General Obligations - 0.1%
		California State,
	$50	7.63%, 03/01/2040		$52
		California State Build America Bonds,
	225	7.30%, 10/01/2039		225
		California State GO, Taxable,
	200	7.55%, 04/01/2039		206
				483
		Miscellaneous - 0.0%
		California Public Works Board, Board Lease Rev,
	50	8.36%, 10/01/2034		52

		Transportation - 0.1%
		New Jersey State Turnpike Auth, Taxable,
	50	7.41%, 01/01/2040		54
		North Texas Tollway Auth Rev,
	130	6.72%, 01/01/2049		127
				181
		Total municipal bonds
		(cost $712)		$716

SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE♦ - 0.1%
		Utilities - 0.1%
		Texas Competitive Electric Holdings Co. LLC
	$400	3.79%, 10/10/2014 ±☼		$329

		Total senior floating rate interests: non-investment grade
		(cost $328)		$329

U.S. GOVERNMENT SECURITIES - 0.1%
		U.S. Treasury Securities - 0.1%
		U.S. Treasury Notes - 0.1%
	$370	3.50%, 05/15/2020		$377

		Total U.S. government securities
		(cost $394)		$377

		Total long-term investments
		(cost $293,465)		$313,320

SHORT-TERM INVESTMENTS - 2.1%
		Commercial Paper - 0.0%
		Foreign Governments - 0.0%
		Egypt Treasury Bill
EGP	350	9.15%, 2/8/2011 ○		60
EGP	125	10.22%, 2/1/2011 ○		21
				81
		Repurchase Agreements - 2.1%
		Bank of America Merrill Lynch TriParty Joint
		Repurchase Agreement (maturing on
		02/01/2011 in the amount of $787,
		collateralized by FNMA 3.50% - 4.00%,
		2026 - 2040, value of $803)
	$787	0.22%, 01/31/2011		$787
		Barclays Capital TriParty Joint Repurchase
		Agreement (maturing on 02/01/2011 in the
		amount of $2,827, collateralized by
		FHLMC 0.18% - 4.00%, 2012 - 2025,
		FNMA 3.50% - 6.00%, 2025 - 2039, value
		of $2,883)
	2,827	0.22%, 01/31/2011		2,827
		Deutsche Bank Securities TriParty Joint
		Repurchase Agreement (maturing on
		02/01/2011 in the amount of $3,104,
		collateralized by GNMA 4.00% - 7.00%,
		2034 - 2041, value of $3,166)
	3,104	0.22%, 01/31/2011		3,104
		UBS Securities, Inc. Joint Repurchase
		Agreement (maturing on 02/01/2011 in the
		amount of $6, collateralized by U.S.
		Treasury Bill 0.88%, 2011, value of $6)
	6	0.20%, 01/31/2011		6
				6,724
		Total short-term investments
		(cost $6,806)		$6,805

		Total investments
		(cost $300,271) ▲	99.5%	$320,125
		Other assets and liabilities	0.5%	1,748
		Total net assets	100.0%	$321,873

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 18.2% of total net assets at January 31, 2011.

Prices of foreign equities that are principally traded on certain foreign markets are adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2011, the cost of securities for federal income tax purposes was $301,233 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$21,572
Unrealized Depreciation	(2,680)
Net Unrealized Appreciation	$18,892

●	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2011.
■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. At January 31, 2011, the aggregate value of these securities was $20,267, which represents 6.30% of total net assets.

§
These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2011, the aggregate value of these securities amounted to $ 6,691, which represents 2.08% of total net assets.

♠	Perpetual maturity security. Maturity date shown is the first call date.
۞	Convertible security.
○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.
☼	The cost of securities purchased on a when-issued, delayed delivery or delayed draw basis at January 31, 2011 was $427.
±	The interest rate disclosed for these securities represents the average coupon as of January 31, 2011.
╬	All principal amounts are in U.S. dollars unless otherwise indicated.
BRL    ─   Brazilian Real
COP    ─   Colombian Peso
EGP    ─   Egyptian Pound
EUR    ─   EURO
ITL      ─   Italian Lira
MXN  ─   Mexican New Peso
PEN    ─   Peruvian New Sol
TRY   ─    New Turkish Lira

♦
Senior floating rate interests in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

Ж	Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
GO     –      General Obligations

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Futures Contracts Outstanding at January 31, 2011

						Unrealized
	Number of		Expiration		Notional	Appreciation/
Description	Contracts*	Position	Date	Market Value ╪	Amount	(Depreciation)
10 Year U.S. Treasury Note	37	Short	03/22/2011	$4,469	$4,483	$14
U.S. Long Bond	18	Long	03/22/2011	2,171	2,242	(71)
						$(57)

*	The number of contracts does not omit 000's.

Cash of $25 was pledged as initial margin deposit for open futures contracts at January 31, 2011.

Foreign Currency Contracts Outstanding at January 31, 2011

						Unrealized
				Contract		Appreciation/
Description	Counterparty	Buy / Sell	Market Value ╪	Amount	Delivery Date	(Depreciation)
Argentine Peso	Banc of America Securities	Buy	$34	$33	05/17/2011	$1
Argentine Peso	Citibank	Sell	34	32	05/17/2011	(2)
Brazilian Real	Citibank	Sell	59	58	03/16/2011	(1)
Chilean Peso	Citibank	Buy	124	122	02/28/2011	2
Chinese Renminbi	JP Morgan Securities	Buy	114	113	09/27/2011	1
Chinese Renminbi	JP Morgan Securities	Buy	40	41	09/27/2011	(1)
Chinese Renminbi	Westpac International	Buy	39	39	09/27/2011	–
Colombian Peso	Banc of America Securities	Buy	27	27	02/28/2011	–
Colombian Peso	Citibank	Sell	119	120	02/28/2011	1
Euro	Banc of America Securities	Sell	109	106	03/16/2011	(3)
Euro	CS First Boston	Sell	131	129	03/16/2011	(2)
Euro	HSBC Securities	Sell	118	114	03/16/2011	(4)
Euro	Morgan Stanley	Sell	88	85	03/16/2011	(3)
Euro	State Street Global Markets LLC	Sell	14	13	03/16/2011	(1)
Euro	Westpac International	Sell	234	226	03/16/2011	(8)
Hungarian Forint	BNP Paribas Securities	Sell	1	1	03/16/2011	–
Hungarian Forint	Deutsche Bank Securities	Buy	1	1	03/16/2011	–
Indonesian Rupiah	JP Morgan Securities	Buy	149	149	02/28/2011	–
Indonesian Rupiah	Westpac International	Buy	44	44	02/28/2011	–
Kazakhstani Tenge	Barclay Investments	Buy	36	36	03/10/2011	–
Kazakhstani Tenge	Citibank	Buy	40	40	03/10/2011	–
Kazakhstani Tenge	Citibank	Buy	45	45	03/10/2011	–
Kazakhstani Tenge	Deutsche Bank Securities	Buy	40	40	03/10/2011	–
Kazakhstani Tenge	Deutsche Bank Securities	Buy	67	67	07/07/2011	–
Kazakhstani Tenge	Deutsche Bank Securities	Buy	40	40	10/07/2011	–
Kazakhstani Tenge	HSBC Securities	Buy	10	10	07/13/2011	–
Kazakhstani Tenge	HSBC Securities	Buy	21	21	04/13/2011	–
Kazakhstani Tenge	JP Morgan Securities	Buy	11	11	07/13/2011	–
Kazakhstani Tenge	Morgan Stanley	Buy	13	13	03/10/2011	–
Mexican New Peso	Citibank	Sell	317	310	03/16/2011	(7)
Mexican New Peso	CS First Boston	Buy	297	288	03/16/2011	9
Mexican New Peso	JP Morgan Securities	Buy	30	30	03/16/2011	–
Mexican New Peso	RBC Dominion Securities	Sell	142	139	03/16/2011	(3)
Peruvian New Sol	Banc of America Securities	Buy	134	132	03/16/2011	2
Philippine Peso	Barclay Investments	Buy	225	224	02/28/2011	1
Philippine Peso	Westpac International	Buy	62	62	02/28/2011	–
Taiwanese Dollar	Banc of America Securities	Buy	159	159	02/25/2011	–
Taiwanese Dollar	Westpac International	Buy	35	35	02/25/2011	–
Turkish New Lira	CS First Boston	Sell	3	3	03/16/2011	–
						$(18)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$1,838	$–	$1,838	$–
Common Stocks ‡	149,543	144,747	4,796	–
Corporate Bonds: Investment Grade	124,914	–	124,409	505
Corporate Bonds: Non-Investment Grade	35,188	–	35,082	106
Municipal Bonds	716	–	716	–
Preferred Stocks	409	320	89	–
Senior Floating Rate Interests: Non-Investment Grade	329	–	329	–
U.S. Government Securities	377	–	377	–
Warrants	6	–	–	6
Short-Term Investments	6,805	–	6,805	–
Total	$320,125	$145,067	$174,441	$617
Foreign Currency Contracts *	17	–	17	–
Futures *	14	14	–	–
Total	$31	$14	$17	$–
Liabilities:
Foreign Currency Contracts *	35	–	35	–
Futures *	71	71	–	–
Total	$106	$71	$35	$–

♦	For the three-month period ended January 31, 2011, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance		Change in							Balance
	as of	Realized	Unrealized					Transfers	Transfers	as of
	October	Gain	Appreciation		Net			Into	Out of	January
	31, 2010	(Loss)	(Depreciation)		Amortization	Purchases	Sales	Level 3 *	Level 3*	31, 2011
Assets:
Corporate Bonds	$560	$—	$1	†	$—	$470	$(25)	$—	$(395)	$611
U.S. Government Agencies	—	—	—		—	—	—	—	—	—
Warrants	—	—	(4	)‡	—	10	—	—	—	6
Total	$560	$—	$(3)		$—	$480	$(25)	$—	$(395)	$617

*	Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1) Securities where trading has been halted (transfer into Level 3) or securities where trading has resumed (transfer out of Level 3).
2) Broker quoted securities (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3) Securities that have certain restrictions on trading (transfer into Level 3) or securities where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation or depreciation in the current period relating to assets still held at January 31, 2011 was $1.
‡	Change in unrealized appreciation or depreciation in the current period relating to assets still held at January 31, 2011 was $(4).

The Hartford Capital Appreciation Fund
Schedule of Investments
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.0%
	Automobiles & Components - 8.8%
2,885	Daimler AG	$211,017
5,150	Fiat S.p.A.	49,979
73,840	Ford Motor Co. ●	1,177,748
248	Hyundai Motor Co., Ltd. ●	57,408
2,088	Johnson Controls, Inc.	80,168
4,760	TRW Automotive Holdings Corp. ●	283,975
		1,860,295
	Banks - 7.3%
2,142	Banco Santander Brasil S.A.	24,848
20,000	Barclays Bank plc	93,669
96,962	Mitsubishi UFJ Financial Group, Inc.	503,611
3,500	Standard Chartered plc	91,152
1,350	State Bank of India	78,069
23,014	Wells Fargo & Co.	746,117
		1,537,466
	Capital Goods - 9.6%
21,324	Changsha Zoomlion Heavy Industry Science
	and Technology Co., Ltd. ●	48,902
12,885	Fiat Industrial S.p.A. ●	174,390
26,844	General Electric Co.	540,636
465	Goodrich Corp.	42,156
2,349	Honeywell International, Inc.	131,556
34,153	Itochu Corp.	371,745
6,081	Raytheon Co.	304,010
3,751	Safran S.A.	135,540
275	Schneider Electric S.A.	42,793
5,544	Tata Motors Ltd.	138,893
976	Vallourec	106,121
		2,036,742
	Consumer Durables & Apparel - 0.4%
108	NVR, Inc. ●	82,830

	Consumer Services - 0.4%
7,961	Educomp Solutions Ltd.	82,876

	Diversified Financials - 7.3%
1,133	BlackRock, Inc.	224,317
21,744	Citigroup, Inc. ●	104,806
2,552	Goldman Sachs Group, Inc.	417,567
17,261	JP Morgan Chase & Co.	775,714
		1,522,404
	Energy - 6.1%
5,660	BP plc ADR	268,685
4,952	ENSCO International plc	269,094
2,678	Exxon Mobil Corp.	216,037
7,676	Petroleo Brasileiro S.A. ADR	281,941
6,000	Suncor Energy, Inc.	249,060
		1,284,817
	Food & Staples Retailing - 3.0%
12,733	CVS/Caremark Corp.	435,469
85,047	Olam International Ltd.	203,434
		638,903
	Food, Beverage & Tobacco - 3.0%
2,630	Anheuser-Busch InBev N.V.	145,121
16,255	Kraft Foods, Inc.	496,903
		642,024
	Health Care Equipment & Services - 3.4%
4,000	Covidien plc	189,880
12,726	UnitedHealth Group, Inc.	522,414
		712,294
	Insurance - 5.2%
9,653	ACE Ltd.	594,519
8,023	Marsh & McLennan Cos., Inc.	223,684
27,021	Prudential plc	292,819
		1,111,022
	Materials - 5.7%
4,664	AngloGold Ltd. ADR	200,726
17,964	Dow Chemical Co.	637,373
49,994	Huabao International Holdings Ltd.	74,349
1,370	Mosaic Co.	110,992
8,444	Sino Forest Corp. Class A ●	183,656
		1,207,096
	Media - 1.3%
3,659	DirecTV Class A ●	155,117
25	Harvey Weinstein Co. Holdings Class A-1 ⌂●†	–
8,706	News Corp. Class A	130,760
		285,877
	Pharmaceuticals, Biotechnology & Life Sciences - 10.9%
3,566	Amgen, Inc. ●	196,410
4,040	Celgene Corp. ●	208,155
10,405	Daiichi Sankyo Co., Ltd.	226,156
12,846	Excel Medical Fund L.P. ⌂●†Ђ	10,296
28,253	Pfizer, Inc.	514,764
3,010	Roche Holding AG	457,936
3,831	Shionogi & Co., Ltd.	70,467
11,737	Teva Pharmaceutical Industries Ltd. ADR	641,416
		2,325,600
	Real Estate - 0.2%
1,440	BR Malls Participacoes S.A.	13,131
553	Plum Creek Timber Co., Inc.	23,145
		36,276
	Retailing - 2.4%
36,752	Buck Holdings L.P. ⌂●†	75,086
2,854	Target Corp.	156,491
5,791	TJX Cos., Inc.	274,421
		505,998
	Semiconductors & Semiconductor Equipment - 4.6%
2,531	Altera Corp.	95,079
1,300	ASML Holding N.V. ADR	54,600
6,021	Broadcom Corp. Class A	271,494
12,399	NVIDIA Corp. ●	296,579
19,216	Taiwan Semiconductor Manufacturing Co.,
	Ltd. ADR	251,157
		968,909
	Software & Services - 7.2%
15,771	Activision Blizzard, Inc.	178,057
5,192	eBay, Inc. ●	157,623
264	Google, Inc. ●	158,195
2,814	IBM Corp.	455,787
18,083	Oracle Corp.	579,198
		1,528,860

1

The Hartford Capital Appreciation Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 98.0% - (continued)
	Technology Hardware & Equipment - 5.4%
631	Apple, Inc. ●		$214,179
12,939	Corning, Inc.		287,386
6,918	EMC Corp. ●		172,184
111,824	Hon Hai Precision Industry Co., Ltd.		477,084
			1,150,833
	Telecommunication Services - 2.3%
36,445	Sprint Nextel Corp. ●		164,732
11,155	Vodafone Group plc ADR		316,362
			481,094
	Transportation - 3.5%
14,999	Delta Air Lines, Inc. ●		175,038
40,000	Nippon Yusen		175,173
15,818	United Continental Holdings, Inc. ●		401,767
			751,978
	Total common stocks
	(cost $17,417,991)		$20,754,194

PREFERRED STOCKS - 0.9%
	Automobiles & Components - 0.9%
3,467	General Motors Co., 4.75% ۞		$188,271

	Total preferred stocks
	(cost $173,785)		$188,271

CORPORATE BONDS: NON-INVESTMENT GRADE - 0.2%
	Finance and Insurance - 0.2%
	MBIA Insurance Co.
$95,840	14.00%, 01/15/2033 ■Δ		$50,795

	Total corporate bonds: non-investment grade
	(cost $95,209)		$50,795

	Total long-term investments
	(cost $17,686,985)		$20,993,260

SHORT-TERM INVESTMENTS - 0.6%
	Repurchase Agreements - 0.6%
	Bank of America Merrill Lynch (maturing
	on 02/01/2011 in the amount of $15,537,
	collateralized by FNMA 3.50% - 4.00%,
	2026 - 2040, value of $15,848)
$15,537	0.22%, 1/31/2011		$15,537
	Barclays Capital (maturing on 02/01/2011 in
	the amount of $55,796, collateralized by
	FHLMC 0.18% - 4.00%, 2012 - 2025,
	FNMA 3.50% - 6.00%, 2025 - 2039,
	value of $56,911)
55,795	0.22%, 1/31/2011		55,795
	Deutsche Bank Securities (maturing on
	02/01/2011 in the amount of $61,277,
	collateralized by GNMA 4.00% - 7.00%,
	2034 - 2041, value of $62,502)
61,277	0.22%, 1/31/2011		61,277
	UBS Securities (maturing on 02/01/2011 in
	the amount of $124, collateralized by
	U.S. Treasury Bill 0.88%, 2011, value of $127 )
124	0.22%, 1/31/2011		124
			132,733

	Total short-term investments
	(cost $132,733)		$132,733

	Total investments
	(cost $17,819,718) ▲	99.7%	$21,125,993
	Other assets and liabilities	0.3%	59,866
	Total net assets	100.0%	$21,185,859

2

The Hartford Capital Appreciation Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 33.4% of total net assets at January 31, 2011.

Prices of foreign equities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2011, the cost of securities for federal income tax purposes was $17,939,802 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$3,614,953
Unrealized Depreciation	(428,762)
Net Unrealized Appreciation	$3,186,191

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund's Board of Directors at January 31, 2011, was $85,382, which represents 0.40% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2011.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. At January 31, 2011, the aggregate value of these securities was $50,795, which represents 0.24% of total net assets.

۞	Convertible security.

Ђ	As of January 31, 2011, the Fund has future commitments to purchase an additional $18,487.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
06/2007	36,752	Buck Holdings L.P.	$28,166
03/2008 - 01/2011	12,846	Excel Medical Fund L.P.	11,712
10/2005	25	Harvey Weinstein Co. Holdings Class A-1 - Reg D	23,636

The aggregate value of these securities at January 31, 2011, was $85,382, which represents 0.40% of total net assets.

Foreign Currency Contracts Outstanding at January 31, 2011

						Unrealized
				Contract		Appreciation/
Description	Counterparty	Buy / Sell	Market Value ╪	Amount	Delivery Date	(Depreciation)
Hong Kong Dollar	State Street Global Markets LLC	Buy	$5,292	$5,297	02/01/2011	$(5)
						$(5)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

The Hartford Capital Appreciation Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Diversification by Country
as of January 31, 2011

Percentage of
Country	Net Assets
Belgium	0.7%
Brazil	1.5
Canada	2.0
China	0.2
France	1.4
Germany	1.0
Hong Kong	0.4
India	1.4
Israel	3.0
Italy	1.0
Japan	6.4
Netherlands	0.3
Singapore	1.0
South Africa	0.9
South Korea	0.3
Switzerland	2.2
Taiwan	3.4
United Kingdom	6.3
United States	65.7
Short-Term Investments	0.6
Other Assets and Liabilities	0.3
Total	100.0%

4

The Hartford Capital Appreciation Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Automobiles & Components	$1,860,295	$1,541,891	$318,404	$–
Banks	1,537,466	770,965	766,501	–
Capital Goods	2,036,742	1,241,650	795,092	–
Consumer Durables & Apparel	82,830	82,830	–	–
Consumer Services	82,876	–	82,876	–
Diversified Financials	1,522,404	1,522,404	–	–
Energy	1,284,817	1,284,817	–	–
Food & Staples Retailing	638,903	435,469	203,434	–
Food, Beverage & Tobacco	642,024	496,903	145,121	–
Health Care Equipment & Services	712,294	712,294	–	–
Insurance	1,111,022	818,203	292,819	–
Materials	1,207,096	1,132,747	74,349	–
Media	285,877	285,877	–	–
Pharmaceuticals, Biotechnology & Life Sciences	2,325,600	1,560,745	754,559	10,296
Real Estate	36,276	36,276	–	–
Retailing	505,998	430,912	–	75,086
Semiconductors & Semiconductor Equipment	968,909	968,909	–	–
Software & Services	1,528,860	1,528,860	–	–
Technology Hardware & Equipment	1,150,833	673,749	477,084	–
Telecommunication Services	481,094	481,094	–	–
Transportation	751,978	576,805	175,173	–
Total	20,754,194	16,583,400	4,085,412	85,382
Preferred Stocks	188,271	188,271	–	–
Corporate Bonds: Non-Investment Grade	50,795	–	50,795	–
Short-Term Investments	132,733	–	132,733	–
Total	$21,125,993	$16,771,671	$4,268,940	$85,382
Liabilities:
Foreign Currency Contracts*	5	–	5	–
Total	$5	$–	$5	$–

♦	For the three-month period ended January 31, 2011, there were no significant transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Balance as		Change in							Balance as
	of	Realized	Unrealized					Transfers	Transfers	of
	October	Gain	Appreciation		Net			Into	Out of	January
	31, 2010	(Loss)	(Depreciation)		Amortization	Purchases	Sales	Level 3	Level 3	31, 2011
Assets:
Common Stocks	$94,078	$6,944	$(5,961	) *	$—	$525	$(10,204)	$—	$—	$85,382
Total	$94,078	$6,944	$(5,961)		$—	$525	$(10,204)	$—	$—	$85,382

*	Change in unrealized appreciation or depreciation in the current period relating to assets still held at January 31, 2011 was $(5,961).

5

The Hartford Capital Appreciation II Fund
Schedule of Investments January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.4%
	Automobiles & Components - 3.9%
16	BorgWarner, Inc. ●	$1,053
85	Daimler AG	6,253
119	Dana Holding Corp. ●	2,128
391	Fiat S.p.A.	3,792
395	Ford Motor Co. ●	6,295
174	Johnson Controls, Inc.	6,681
11	Lear Corp. ●	1,165
25	Magna International, Inc. Class A	1,469
393	Modine Manufacturing Co. ●	6,489
49	Peugeot S.A.	2,054
95	Stoneridge, Inc. ●	1,397
69	Tenneco Automotive, Inc. ●	2,845
58	Visteon Corp. ●	4,039
		45,660
	Banks - 4.9%
161	Banco Santander Brasil S.A.	1,870
19	Bancolombia S.A. ADR	1,116
411	Barclays Bank plc	1,927
126	BB&T Corp.	3,488
7	BNP Paribas	523
190	Itau Unibanco Banco Multiplo S.A. ADR	4,084
182	MGIC Investment Corp. ●	1,530
960	Mitsubishi UFJ Financial Group, Inc.	4,987
379	Radian Group, Inc.	2,723
1,072	Wells Fargo & Co.	34,763
		57,011
	Capital Goods - 11.1%
219	Aecom Technology Corp. ●	6,407
22	AGCO Corp. ●	1,110
291	ArvinMeritor, Inc. ●	6,357
87	Assa Abloy Ab	2,356
34	Atlas Copco Ab	811
92	Barnes Group, Inc.	1,816
48	BE Aerospace, Inc. ●	1,840
37	Belden, Inc.	1,286
779	Changsha Zoomlion Heavy Industry Science
	and Technology Co., Ltd. ●	1,786
32	Chart Industries, Inc. ●	1,146
35	Cooper Industries plc Class A	2,144
17	Esterline Technologies Corp. ●	1,177
69	European Aeronautic Defence and Space Co.
	N.V.	1,995
7	Fanuc Ltd.	1,092
362	Fiat Industrial S.p.A. ●	4,893
23	Flowserve Corp.	2,812
–	Foster Wheeler AG ●	1
85	General Dynamics Corp.	6,398
241	General Electric Co.	4,852
16	Goodrich Corp.	1,420
26	Honeywell International, Inc.	1,445
154	Ingersoll-Rand plc	7,290
485	Itochu Corp.	5,277
27	Joy Global, Inc.	2,345
27	Kone Oyj Class B	1,479
28	L-3 Communications Holdings, Inc.	2,175
27	Lockheed Martin Corp.	2,173
39	Moog, Inc. Class A ●	1,646
111	Navistar International Corp. ●	7,179
13	Nidec Corp.	1,220
115	Northrop Grumman Corp.	7,942
69	Pentair, Inc.	2,499
28	Precision Castparts Corp.	4,061
108	Rolls-Royce Group plc	1,106
87	Safran S.A.	3,159
17	Schneider Electric S.A.	2,673
33	Terex Corp. ●	1,065
87	Textron, Inc.	2,279
25	TransDigm Group, Inc. ●	1,934
20	Triumph Group, Inc.	1,948
85	United Rentals, Inc. ●	2,265
56	Vallourec	6,124
241	Volvo Ab Class B	4,175
9	W.W. Grainger, Inc.	1,130
118	Wabash National Corp. ●	1,336
29	Wabco Holdings, Inc. ●	1,688
51	WESCO International, Inc. ●	2,853
		132,165
	Commercial & Professional Services - 0.3%
108	Capital Group plc	1,179
71	Corrections Corp. of America ●	1,762
		2,941
	Consumer Durables & Apparel - 2.7%
478	Brunswick Corp.	9,531
201	Eastman Kodak Co. ●	736
256	Hanesbrands, Inc. ●	5,895
183	Mattel, Inc.	4,345
496	PDG Realty S.A.	2,744
28	Sodastream International Ltd. ●	1,199
14	Stanley Black & Decker, Inc.	1,053
169	Tempur-Pedic International, Inc. ●	7,358
		32,861
	Consumer Services - 1.5%
39	Apollo Group, Inc. Class A ●	1,615
40	Capella Education Co. ●	2,280
51	DeVry, Inc.	2,678
293	Genting Berhad	1,024
68	ITT Educational Services, Inc. ●	4,484
12	New Oriental Education & Technology
	Group, Inc. ADR ●	1,223
25	Strayer Education, Inc.	3,034
439	Thomas Cook Group plc	1,341
		17,679
	Diversified Financials - 7.5%
61	Ameriprise Financial, Inc.	3,791
743	Bank of America Corp.	10,198
41	Bank of New York Mellon Corp.	1,290
61	BlackRock, Inc.	12,065
11	Cetip S.A. - Balcao Organizado	148
1,349	Citigroup, Inc. ●	6,503
34	Credit Suisse Group AG	1,496
6	Goldman Sachs Group, Inc.	1,023
1,079	Great American Group, Inc. ●	551
647	ING Groep N.V.	7,368
153	Invesco Ltd.	3,795
176	JP Morgan Chase & Co.	7,890
32	Lazard Ltd.	1,352

1

The Hartford Capital Appreciation II Fund
Schedule of Investments ― (continued) January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.4% - (continued)
	Diversified Financials - 7.5% - (continued)
112	Oaktree Capital ■●	$4,256
342	Rural Electrification Corp.	1,820
59	Solar Cayman Ltd. ⌂●†	23
156	TD Ameritrade Holding Corp.	3,189
533	UBS AG	9,538
564	UBS AG ADR	10,128
55	Waddell and Reed Financial, Inc. Class A	1,998
		88,422
	Energy - 9.8%
117	Anadarko Petroleum Corp.	9,047
24	Apache Corp.	2,867
57	Atwood Oceanics, Inc. ●	2,312
303	BG Group plc	6,795
78	BP plc ADR	3,698
47	Cabot Oil & Gas Corp.	1,965
92	Cameco Corp.	3,833
49	Cameron International Corp. ●	2,606
42	Canadian Natural Resources Ltd. ADR	1,852
113	Chesapeake Energy Corp.	3,343
39	Chevron Corp.	3,702
208	Cobalt International Energy ●	2,818
168	Consol Energy, Inc.	8,331
79	ENSCO International plc	4,266
56	Exxon Mobil Corp.	4,557
81	Frontline Ltd.	2,096
14	Hornbeck Offshore Services, Inc. ●	335
20	Imperial Oil Ltd.	869
–	Inpex Corp.	2,204
284	Karoon Gas Australia Ltd. ●	2,131
71	Noble Corp.	2,708
82	OAO Gazprom Class S ADR	2,162
30	Overseas Shipholding Group, Inc.	1,007
824	Paladin Energy Ltd. ●	4,033
12	Peabody Energy Corp.	736
137	Petroleo Brasileiro S.A. ADR	5,021
88	Reliance Industries Ltd. GDR ■	3,528
84	SBM Offshore N.V.	1,992
129	Southwestern Energy Co. ●	5,099
119	Statoilhydro ASA ADR	2,899
48	Suncor Energy, Inc.	1,983
116	Tsakos Energy Navigation Ltd.	1,077
172	Ultra Petroleum Corp. ●	8,216
139	Uranium One, Inc.	912
67	Venoco, Inc. ●	1,406
40	Weatherford International Ltd. ●	942
13	Whiting Petroleum Corp. ●	1,692
		115,040
	Food & Staples Retailing - 0.6%
198	CVS/Caremark Corp.	6,787

	Food, Beverage & Tobacco - 3.2%
57	Adecoagro S.A. ●	716
22	Anheuser-Busch InBev N.V.	1,229
128	Archer Daniels Midland Co.	4,172
1,337	China Agri-Industries Holdings	1,441
205	Cott Corp. ●	1,652
76	GrainCorp Ltd.	571
338	Green Mountain Coffee Roasters, Inc. ●	11,344
65	Imperial Tobacco Group plc	1,845
–	Japan Tobacco, Inc.	1,486
112	Kraft Foods, Inc.	3,435
142	Maple Leaf Foods, Inc.	1,618
86	Molson Coors Brewing Co.	4,021
45	PepsiCo, Inc.	2,922
36	Sanderson Farms, Inc.	1,463
		37,915
	Health Care Equipment & Services - 4.6%
73	CIGNA Corp.	3,084
48	Covidien plc	2,279
79	Edwards Lifesciences Corp. ●	6,676
73	Express Scripts, Inc. ●	4,112
83	Gen-Probe, Inc. ●	5,215
45	Humana, Inc. ●	2,597
234	Medtronic, Inc.	8,964
65	St. Jude Medical, Inc. ●	2,616
107	SXC Health Solutions Corp. ●	5,127
329	UnitedHealth Group, Inc.	13,509
		54,179
	Household & Personal Products - 0.5%
31	Beiersdorf AG	1,710
66	Colgate-Palmolive Co.	5,032
		6,742
	Insurance - 3.2%
107	ACE Ltd.	6,615
45	Aflac, Inc.	2,562
604	Ageas	1,710
217	Assured Guaranty Ltd.	3,138
2	Brasil Insurance Participacoes e
	Administracao S.A ●	2,057
37	Everest Re Group Ltd.	3,115
163	Fidelity National Financial, Inc.	2,197
53	Principal Financial Group, Inc.	1,730
87	Reinsurance Group of America, Inc.	5,019
101	Tokio Marine Holdings, Inc.	3,000
202	Unum Group	5,033
3	White Mountains Insurance Group Ltd.	1,088
		37,264
	Materials - 7.7%
25	Agrium U.S., Inc.	2,201
47	Allied Nevada Gold Corp. ●	1,252
64	AngloGold Ltd. ADR	2,749
70	Barrick Gold Corp.	3,303
19	CF Industries Holdings, Inc.	2,543
424	CGA Mining Ltd. ●	1,227
229	CRH plc	4,928
68	Detour Gold Corp. ●	1,787
111	Dow Chemical Co.	3,949
39	Freeport-McMoRan Copper & Gold, Inc.	4,246
141	Fronteer Gold, Inc. ●	1,387
27	HeidelbergCement AG	1,747
78	Impala Platinum Holdings Ltd.	2,218
470	Lynas Corp., Ltd. ●	845
225	Medusa Mining Ltd.	1,500
142	Methanex Corp. ADR	3,878
32	Monsanto Co.	2,348
158	Mosaic Co.	12,825

2

The Hartford Capital Appreciation II Fund
Schedule of Investments ― (continued) January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.4% - (continued)
	Materials - 7.7% - (continued)
34	Olin Corp.	$670
212	Owens-Illinois, Inc. ●	6,246
329	Perseus Mining Ltd. ●	936
11	Potash Corp. of Saskatchewan, Inc.	1,885
127	PTT Chemical PCL	575
42	Rare Element Resources Ltd. ●	525
572	Rexam plc	3,128
39	Rio Tinto plc	2,654
502	Romarco Minerals, Inc. ●	1,018
18	Sociedad Quimica Y Minera de Chile S.A.	938
170	Steel Dynamics, Inc.	3,086
269	Sterlite Industries Ltd.	3,886
117	Vallar plc ●	2,389
147	Vedanta Resources plc	5,356
30	Vulcan Materials Co.	1,260
27	Xstrata plc	604
		90,089
	Media - 1.0%
258	Comcast Corp. Class A	5,878
76	Comcast Corp. Special Class A	1,628
18	DirecTV Class A ●	767
66	DreamWorks Animation SKG, Inc. ●	1,853
48	Supermedia, Inc. ●	345
139	WPP plc	1,724
		12,195
	Pharmaceuticals, Biotechnology & Life Sciences - 4.9%
134	Agilent Technologies, Inc. ●	5,605
50	Almirall S.A.	575
52	Amgen, Inc. ●	2,864
85	Celgene Corp. ●	4,360
182	Elan Corp. plc ADR ●	1,230
90	Gilead Sciences, Inc. ●	3,466
69	Momenta Pharmaceuticals, Inc. ●	880
116	Mylan, Inc. ●	2,691
1,022	Novavax, Inc. ●	2,209
520	Pfizer, Inc.	9,476
224	Pharmaceutical Product Development, Inc.	6,536
19	Roche Holding AG	2,956
242	Shionogi & Co., Ltd.	4,444
101	Teva Pharmaceutical Industries Ltd. ADR	5,503
62	UCB S.A.	2,219
15	Vertex Pharmaceuticals, Inc. ●	587
31	Waters Corp. ●	2,368
		57,969
	Real Estate - 0.9%
35	Annaly Capital Management, Inc.	615
490	BR Malls Participacoes S.A.	4,471
338	Hang Lung Properties Ltd.	1,489
101	Plum Creek Timber Co., Inc.	4,233
		10,808
	Retailing - 4.4%
67	Aeropostale, Inc. ●	1,604
11	Amazon.com, Inc. ●	1,790
1,405	Buck Holdings L.P. ⌂●†	2,870
21	Family Dollar Stores, Inc.	879
69	Kohl's Corp. ●	3,483
571	Lowe's Co., Inc.	14,165
50	Nordstrom, Inc.	2,043
242	Office Depot, Inc. ●	1,269
4	Priceline.com, Inc. ●	1,710
87	Ross Stores, Inc.	5,653
339	Staples, Inc.	7,562
97	Target Corp.	5,312
62	The Buckle, Inc.	2,223
35	TJX Cos., Inc.	1,635
		52,198
	Semiconductors & Semiconductor Equipment - 4.2%
102	Altera Corp.	3,846
59	Analog Devices, Inc.	2,306
296	Arm Holdings plc	2,439
105	Atmel Corp. ●	1,417
203	Broadcom Corp. Class A	9,141
35	Cavium Networks, Inc. ●	1,400
71	Cirrus Logic, Inc. ●	1,486
30	Cree, Inc. ●	1,538
327	GT Solar International, Inc. ●	3,615
133	LDK Solar Co., Ltd. ●	1,658
70	Maxim Integrated Products, Inc.	1,805
218	Micron Technology, Inc. ●	2,300
88	MIPS Technologies, Inc. Class A ●	1,094
91	NVIDIA Corp. ●	2,188
217	Skyworks Solutions, Inc. ●	6,909
71	Solarfun Power Holdings ADR ●	603
228	Taiwan Semiconductor Manufacturing Co.,
	Ltd. ADR	2,979
151	Teradyne, Inc. ●	2,520
		49,244
	Software & Services - 8.5%
244	Activision Blizzard, Inc.	2,749
38	Adobe Systems, Inc. ●	1,269
40	Akamai Technologies, Inc. ●	1,942
23	Alliance Data Systems Corp. ●	1,634
66	Ariba, Inc. ●	1,853
102	Automatic Data Processing, Inc.	4,863
40	CACI International, Inc. Class A ●	2,208
4	Demand Media, Inc. ●	79
7	eAccess Ltd.	4,209
313	eBay, Inc. ●	9,495
52	Global Payments, Inc.	2,437
16	Google, Inc. ●	9,750
18	IBM Corp.	2,837
75	JDA Software Group, Inc. ●	2,272
165	Kit Digital, Inc. ●	2,277
82	Lender Processing Services	2,609
18	Logmein, Inc. ●	692
153	Microsoft Corp.	4,237
505	Oracle Corp.	16,170
40	Paychex, Inc.	1,274
38	Quest Software, Inc. ●	984
46	Rovi Corp. ●	2,812
186	Support.com, Inc. ●	1,028
45	Tencent Holdings Ltd.	1,174
31	Teradata Corp. ●	1,351
146	TiVo, Inc. ●	1,413
31	VMware, Inc. ●	2,614

3

The Hartford Capital Appreciation II Fund
Schedule of Investments ― (continued) January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 97.4% - (continued)
	Software & Services - 8.5% - (continued)
673	Western Union Co.		$13,641
			99,873
	Technology Hardware & Equipment - 7.5%
22	Acme Packet, Inc. ●		1,202
47	Apple, Inc. ●		15,906
62	Arrow Electronics, Inc. ●		2,336
57	Aruba Networks, Inc. ●		1,231
280	Cisco Systems, Inc. ●		5,919
391	Corning, Inc.		8,688
292	Delta Electronics, Inc.		1,347
449	EMC Corp. ●		11,171
11	F5 Networks, Inc. ●		1,144
385	Flextronics International Ltd. ●		3,079
59	Hewlett-Packard Co.		2,687
1,402	Hon Hai Precision Industry Co., Ltd.		5,982
376	Hughes Telematics, Inc. ●		1,504
37	NetApp, Inc. ●		2,031
201	Polycom, Inc. ●		8,792
225	Qualcomm, Inc.		12,165
366	Quantum Corp. ●		985
27	Research In Motion Ltd. ●		1,624
652	WPG Holdings Co., Ltd.		1,276
			89,069
	Telecommunication Services - 0.9%
164	MetroPCS Communications, Inc. ●		2,122
1,876	Sprint Nextel Corp. ●		8,480
			10,602
	Transportation - 3.1%
2,511	AirAsia Berhad ●		2,268
153	AMR Corp. ●		1,081
91	Avis Budget Group, Inc. ●		1,255
345	Cathay Pacific Airways Ltd.		873
451	Delta Air Lines, Inc. ●		5,260
418	International Consolidated Airlines Group
	S.A. ●		1,716
181	JetBlue Airways Corp. ●		1,085
148	Julio Simoes Logistica S.A. ●		1,039
14	Kuehne & Nagel International AG		1,835
208	Swift Transportation Co. ●		2,971
254	Toll Holdings Ltd.		1,494
404	United Continental Holdings, Inc. ●		10,273
23	United Parcel Service, Inc. Class B		1,640
303	US Airways Group, Inc. ●		3,003
			35,793
	Utilities - 0.5%
50	Entergy Corp.		3,580
192	N.V. Energy, Inc.		2,760
			6,340
	Total common stocks
	(cost $1,009,500)		$1,148,846

WARRANTS - 0.0%
	Pharmaceuticals, Biotechnology & Life Sciences - 0.0%
13	Novavax, Inc. ⌂●		$–

	Total warrants
	(cost $–)		$–

	Total long-term investments
	(cost $1,009,500)		$1,148,846

SHORT-TERM INVESTMENTS - 1.7%
	Repurchase Agreements - 1.7%
	Bank of America Merrill Lynch TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2011 in the amount of $2,292,
	collateralized by FNMA 3.50% - 4.00%,
	2026 - 2040, value of $2,337)
$2,292	0.22%, 01/31/2011		$2,292
	Barclays Capital TriParty Joint Repurchase
	Agreement (maturing on 02/01/2011 in the
	amount of $8,229, collateralized by
	FHLMC 0.18% - 4.00%, 2012 - 2025,
	FNMA 3.50% - 6.00%, 2025 - 2039, value
	of $8,394)
8,229	0.22%, 01/31/2011		8,229
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2011 in the amount of $9,038,
	collateralized by GNMA 4.00% - 7.00%,
	2034 - 2041, value of $9,219)
9,038	0.22%, 01/31/2011		9,038
	UBS Securities, Inc. Joint Repurchase
	Agreement (maturing on 02/01/2011 in the
	amount of $18, collateralized by U.S.
	Treasury Bill 0.88%, 2011, value of $19)
18	0.20%, 01/31/2011		18
			19,577
	Total short-term investments
	(cost $19,577)		$19,577

	Total investments
	(cost $1,029,077) ▲	99.1%	$1,168,423
	Other assets and liabilities	0.9%	10,240
	Total net assets	100.0%	$1,178,663

4

The Hartford Capital Appreciation II Fund
Schedule of Investments ― (continued) January 31, 2011 (Unaudited)
(000’s Omitted)

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 23.7% of total net assets at January 31, 2011.

Prices of foreign equities that are principally traded on certain foreign markets are adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2011, the cost of securities for federal income tax purposes was $1,060,524 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$161,243
Unrealized Depreciation	(53,344)
Net Unrealized Appreciation	$107,899

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund's Board of Directors at January 31, 2011, was $2,893, which represents 0.25% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. At January 31, 2011, the aggregate value of these securities was $7,784, which represents 0.66% of total net assets.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
06/2007	1,405	Buck Holdings L.P.	$1,081
07/2008	13	Novavax, Inc. Warrants	–
03/2007	59	Solar Cayman Ltd. - 144A	43

The aggregate value of these securities at January 31, 2011, was $2,893, which represents 0.25% of total net assets.

Foreign Currency Contracts Outstanding at January 31, 2011

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Australian Dollar	UBS AG	Buy	$173	$173	02/03/2011	$–
Canadian Dollar	Brown Brothers Harriman	Buy	1,146	1,147	02/03/2011	(1)
Canadian Dollar	State Street Global Markets LLC	Buy	26	26	02/01/2011	–
Canadian Dollar	State Street Global Markets LLC	Sell	693	697	02/01/2011	4
Euro	State Street Global Markets LLC	Buy	73	73	02/02/2011	–
Euro	State Street Global Markets LLC	Sell	873	873	02/03/2011	–
Euro	UBS AG	Buy	310	310	02/01/2011	–
Hong Kong Dollar	Westpac International	Sell	184	184	02/07/2011	–
Japanese Yen	Banc of America Securities	Sell	3,694	3,624	03/16/2011	(70)
Japanese Yen	Barclay Investments	Sell	344	343	02/03/2011	(1)
Swedish Krona	Morgan Stanley	Sell	279	276	02/02/2011	(3)
Swiss Franc	Deutsche Bank Securities	Sell	125	125	02/03/2011	–
						$(71)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

5

The Hartford Capital Appreciation II Fund
Schedule of Investments ― (continued) January 31, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Automobiles & Components	$45,660	$33,561	$12,099	$–
Banks	57,011	49,574	7,437	–
Capital Goods	132,165	100,698	31,467	–
Commercial & Professional Services	2,941	1,762	1,179	–
Consumer Durables & Apparel	32,861	32,861	–	–
Consumer Services	17,679	15,314	2,365	–
Diversified Financials	88,422	63,921	20,222	4,279
Energy	115,040	96,779	18,261	–
Food & Staples Retailing	6,787	6,787	–	–
Food, Beverage & Tobacco	37,915	31,343	6,572	–
Health Care Equipment & Services	54,179	54,179	–	–
Household & Personal Products	6,742	6,742	–	–
Insurance	37,264	32,554	4,710	–
Materials	90,089	63,784	26,305	–
Media	12,195	10,471	1,724	–
Pharmaceuticals, Biotechnology & Life Sciences	57,969	47,775	10,194	–
Real Estate	10,808	9,319	1,489	–
Retailing	52,198	49,328	–	2,870
Semiconductors & Semiconductor Equipment	49,244	46,805	2,439	–
Software & Services	99,873	94,490	5,383	–
Technology Hardware & Equipment	89,069	80,464	8,605	–
Telecommunication Services	10,602	10,602	–	–
Transportation	35,793	29,323	6,470	–
Utilities	6,340	6,340	–	–
Total	1,148,846	974,776	166,921	7,149
Warrants	–	–	–	–
Short-Term Investments	19,577	–	19,577	–
Total	$1,168,423	$974,776	$186,498	$7,149
Foreign Currency Contracts*	4	–	4	–
Total	$4	$–	$4	$–
Liabilities:
Foreign Currency Contracts*	75	–	75	–
Total	$75	$–	$75	$–

♦	For the three-month period ended January 31, 2011, there were no significant transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

6

The Hartford Capital Appreciation II Fund
Schedule of Investments ― (continued) January 31, 2011 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2010	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3*	Balance as of January 31, 2011
Assets:
Common Stocks	$8,135	$266	$124	†	$—	$1,098	$(2,666)	$1,145	$(953)	$7,149
Total	$8,135	$266	$124		$—	$1,098	$(2,666)	$1,145	$(953)	$7,149

*	Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1) Securities where trading has been halted (transfer into Level 3) or securities where trading has resumed (transfer out of Level 3).
2) Broker quoted securities (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3) Securities that have certain restrictions on trading (transfer into Level 3) or securities where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation or depreciation in the current period relating to assets still held at January 31, 2011 was $92.

7

The Hartford Checks and Balances Fund
Schedule of Investments
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 99.9%
EQUITY FUNDS - 66.5%
17,748	The Hartford Capital Appreciation Fund,
	Class Y●		$682,938
34,654	The Hartford Dividend and Growth Fund,
	Class Y		686,852
	Total equity funds
	(cost $1,181,361)		$1,369,790

FIXED INCOME FUNDS - 33.4%
64,750	The Hartford Total Return Bond Fund,
	Class Y		$688,296
	Total fixed income funds
	(cost $663,942)		$688,296

	Total investments in affiliated investment
	companies
	(cost $1,845,303)		$2,058,086

	Total long-term investments
	(cost $1,845,303)		$2,058,086

	Total investments
	(cost $1,845,303) ▲	99.9%	$2,058,086
	Other assets and liabilities	0.1%	2,971
	Total net assets	100.0%	$2,061,057

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2011, the cost of securities for federal income tax purposes was $1,905,821 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$212,783
Unrealized Depreciation	(60,518)
Net Unrealized Appreciation	$152,265

●	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
January 31, 2011
	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$2,058,086	$2,058,086	$–	$–
Total	$2,058,086	$2,058,086	$–	$–

♦	For the three-month period ended January 31, 2011, there were no significant transfers between Level 1 and Level 2.

1

The Hartford Conservative Allocation Fund
Schedule of Investments
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 93.2%
EQUITY FUNDS - 34.9%
292	The Hartford Capital Appreciation Fund,
	Class Y●	$11,253
122	The Hartford Capital Appreciation II Fund,
	Class Y●	1,782
580	The Hartford Disciplined Equity Fund,
	Class Y	7,697
390	The Hartford Dividend and Growth Fund,
	Class Y	7,739
772	The Hartford Equity Income Fund, Class Y	10,115
181	The Hartford Fundamental Growth Fund,
	Class Y●	2,166
114	The Hartford Global Growth Fund, Class Y	1,886
541	The Hartford Global Research Fund, Class Y	5,481
55	The Hartford Growth Fund, Class Y ●	1,023
518	The Hartford International Opportunities
	Fund, Class Y	8,090
147	The Hartford International Small Company
	Fund, Class Y	1,988
261	The Hartford MidCap Fund, Class Y ●	6,402
338	The Hartford MidCap Value Fund, Class Y	4,207
70	The Hartford Small Company Fund, Class Y●	1,500
392	The Hartford Small/Mid Cap Equity Fund,
	Class Y	4,150
138	The Hartford SmallCap Growth Fund,
	Class Y●	4,429
958	The Hartford Value Fund, Class Y	11,209
145	The Hartford Value Opportunities Fund,
	Class Y	2,031
	Total equity funds
	(cost $74,489)	$93,148

FIXED INCOME FUNDS - 58.3%
2,621	The Hartford Corporate Opportunities Fund,
	Class Y	$25,792
1,326	The Hartford Floating Rate Fund, Class Y	11,908
1,506	The Hartford High Yield Fund, Class Y	11,281
3,841	The Hartford Inflation Plus Fund, Class Y	43,745
3,072	The Hartford Money Market Fund, Class Y	3,072
3,445	The Hartford Short Duration Fund, Class Y	34,035
186	The Hartford Strategic Income Fund, Class Y	1,699
2,361	The Hartford Total Return Bond Fund,
	Class Y	25,100
	Total fixed income funds
	(cost $149,955)	$156,632

	Total investments in affiliated investment
	companies
	(cost $224,444)	$249,780

EXCHANGE TRADED FUNDS - 6.6%
211	Powershares DB Commodity Index Tracking
	Fund ●		$6,023
160	Powershares Emerging Markets Sovereign
	Debt Portfolio		4,214
26	SPDR Dow Jones International Real Estate		1,020
33	SPDR Dow Jones REIT		2,088
94	Vanguard Emerging Markets ETF		4,364
	Total exchange traded funds
	(cost $15,185)		$17,709

	Total long-term investments
	(cost $239,629)		$267,489

SHORT-TERM INVESTMENTS - 0.0%
21	State Street Bank Money Market Fund		$21

	Total short-term investments
	(cost $21)		$21

	Total investments
	(cost $239,650) ▲	99.8%	$267,510
	Other assets and liabilities	0.2%	645
	Total net assets	100.0%	$268,155

1

The Hartford Conservative Allocation Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)
Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2011, the cost of securities for federal income tax purposes was $241,153 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$27,967
Unrealized Depreciation	(1,610)
Net Unrealized Appreciation	$26,357

●	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
January 31, 2011
	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$249,780	$249,780	$–	$–
Exchange Traded Funds	17,709	17,709	–	–
Short-Term Investments	21	21	–	–
Total	$267,510	$267,510	$–	$–

♦	For the three-month period ended January 31, 2011, there were no significant transfers between Level 1 and Level 2.

2

The Hartford Corporate Opportunities Fund (formerly known as The Hartford Income Fund)
Schedule of Investments
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 6.6%
	Other Financial Investment Activities - 0.1%
	NCUA Guaranteed Notes
$338	2.90%, 10/29/2020	$334

	Real Estate Credit (Mortgage Banking) - 6.4%
	Banc of America Commercial Mortgage, Inc.
150	5.48%, 01/15/2049	149
2,436	5.50%, 11/10/2039 ⌂►	47
170	5.66%, 06/10/2049 Δ	179
6,173	12.00%, 06/10/2039 ⌂►	27
	Banc of America Large Loan
920	2.01%, 11/15/2015 ■Δ	846
	Citigroup Commercial Mortgage Trust
685	5.70%, 12/10/2049 Δ	716
400	5.73%, 03/15/2049 Δ	416
465	6.10%, 12/10/2049 Δ	506
	Citigroup/Deutsche Bank Commercial
	Mortgage Trust
310	5.34%, 01/15/2046 Δ	333
275	5.62%, 10/15/2048	296
615	5.89%, 11/15/2044	661
	Commercial Mortgage Pass-Through
	Certificates
170	5.24%, 10/10/2020 ■	170
1,846	5.30%, 09/01/2020 ■►	204
4,221	5.50%, 03/10/2039 ⌂►	104
100	5.78%, 10/01/2020 ■Δ	102
550	5.81%, 12/10/2049 Δ	596
1,995	8.25%, 10/01/2020 ■►	84
	Credit Suisse Mortgage Capital Certificates
628	5.31%, 12/15/2039	657
380	5.34%, 12/15/2039	377
	CW Capital Cobalt Ltd.
335	5.48%, 04/15/2047	350
	Equity One ABS, Inc.
3	2.76%, 07/25/2034 Δ	–
24	5.46%, 12/25/2033	9
	GE Capital Commercial Mortgage Corp.
49,453	6.35%, 11/10/2045 ⌂►	32
	Goldman Sachs Mortgage Securities Corp. II
535	5.56%, 11/10/2039	577
2,960	6.00%, 08/10/2020 ■►	264
	Greenwich Capital Commercial Funding
	Corp.
387	0.00%, 11/05/2021 ⌂●	–
635	5.44%, 03/10/2039 Δ	676
	JP Morgan Automotive Receivable Trust
75	12.85%, 03/15/2012 ⌂†	6
	JP Morgan Chase Commercial Mortgage
	Securities Corp.
1,507	0.58%, 02/15/2019 ■Δ	1,427
230	5.33%, 12/15/2044 Δ	232
625	5.34%, 05/15/2047	657
625	5.42%, 01/15/2049	656
745	5.43%, 12/12/2043	790
200	5.44%, 06/12/2047 Δ	211
270	5.46%, 01/15/2049 Δ	268
370	5.46%, 12/12/2043	375
215	5.53%, 11/15/2043 ■Δ	211
996	6.00%, 09/15/2020 ■►	108
1,637	9.00%, 01/15/2038 ⌂►	47
1,000	10.00%, 10/15/2020 ■►	41
	LB-UBS Commercial Mortgage Trust
18,417	5.26%, 06/15/2036 ⌂►	32
485	5.42%, 02/15/2040 Δ	514
650	5.43%, 02/15/2040	689
	Long Beach Asset Holdings Corp.
45	0.00%, 04/25/2046 ■●	–
	Merrill Lynch Mortgage Trust
160	5.11%, 07/12/2038 Δ	167
780	5.83%, 06/12/2050 Δ	804
	Merrill Lynch/Countrywide Commercial
	Mortgage Trust
275	5.17%, 12/12/2049 Δ	291
430	5.20%, 12/12/2049	423
510	5.38%, 08/12/2048	531
385	5.49%, 03/12/2051 Δ	400
	Morgan Stanley Capital I
200	5.33%, 12/15/2043	213
	Nationstar Home Equity Loan Trust
22	0.00%, 03/25/2037 ⌂●	–
	Renaissance Home Equity Loan Trust
335	5.58%, 11/25/2036 Δ	268
200	6.16%, 05/25/2036	25
	Wachovia Bank Commercial Mortgage Trust
170	5.34%, 11/15/2048	172
215	5.51%, 04/15/2047	224
5,172	15.00%, 02/15/2041 ⌂►	114
	Wamu Commercial Mortgage Securities Trust
1,220	6.13%, 03/23/2045 ■ΔΨ	788
		19,062
	Real Estate Investment Trust (REIT) - 0.1%
	Extended Stay America Trust
343	5.50%, 11/05/2027 ■	349

	Total asset & commercial mortgage backed
	securities
	(cost $19,548)	$19,745

CORPORATE BONDS: INVESTMENT GRADE - 54.1%
	Activities Related To Real Estate - 0.1%
	US Bank Realty Corp.
$325	6.09%, 01/15/2012 ■♠Δ	$250

	Aerospace Product and Parts Manufacturing - 0.2%
	Meccanica Holdings USA, Inc.
682	6.25%, 07/15/2019 - 01/15/2040 ■	642
		642
	Agricultural Chemical Manufacturing - 1.4%
	Incitec Pivot Finance LLC
1,325	6.00%, 12/10/2019 ■	1,361
	Incitec Pivot Ltd.
2,000	4.00%, 12/07/2015 ■	1,956

1

The Hartford Corporate Opportunities Fund (formerly known as The Hartford Income Fund)
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 54.1% - (continued)
		Agricultural Chemical Manufacturing - 1.4% - (continued)
		Yara International ASA
	$770	7.88%, 06/11/2019 ■	$927
			4,244
		Agriculture, Construction, Mining and Machinery - 0.3%
		Ingersoll-Rand Global Holding Co.
	718	6.88%, 08/15/2018	825

		Alumina and Aluminum Production and Processing - 1.1%
		Alcoa, Inc.
	610	5.95%, 02/01/2037	581
	2,540	6.15%, 08/15/2020	2,702
			3,283
		Basic Chemical Manufacturing - 1.7%
		Dow Chemical Co.
	340	2.50%, 02/15/2016	326
	3,335	4.25%, 11/15/2020	3,193
	1,315	8.55%, 05/15/2019	1,641
			5,160
		Beverage Manufacturing - 0.3%
		Anheuser-Busch Cos., Inc.
	40	8.20%, 01/15/2039 ■	53
		Anheuser-Busch InBev N.V.
	475	7.75%, 01/15/2019 ■	587
BRL	400	9.75%, 11/17/2015	244
			884
		Cable and Other Program Distribution - 0.2%
		Rogers Cable, Inc.
	205	8.75%, 05/01/2032	263
		TCI Communications, Inc.
	380	8.75%, 08/01/2015	469
			732
		Cable and Other Subscription Programming - 1.4%
		DirecTV Holdings LLC
	2,900	5.20%, 03/15/2020	2,998
		Time Warner Cable, Inc.
	52	8.25%, 04/01/2019	64
		Time Warner Entertainment Co., L.P.
	1,065	8.38%, 07/15/2033	1,322
			4,384
		Commercial Banking - 0.8%
		Huntington Bancshares, Inc.
	630	7.00%, 12/15/2020	675
		Icici Bank Ltd.
	200	5.75%, 11/16/2020 ■	195
		Rabobank Netherlands
	569	11.00%, 06/30/2019 ■♠	735
		VTB Capital S.A.
	700	6.55%, 10/13/2020 ■	692
			2,297
		Computer and Peripheral Equipment Manufacturing - 0.1%
		Seagate Technology International
	221	10.00%, 05/01/2014 ■	258

		Depository Credit Banking - 7.3%
		Bank of America Corp.
	2,000	4.50%, 04/01/2015	2,076
	715	5.63%, 07/01/2020	735
	3,000	5.88%, 01/05/2021	3,141
	355	7.38%, 05/15/2014	404
		Citigroup, Inc.
	5,486	4.59%, 12/15/2015	5,729
	477	6.38%, 08/12/2014	532
	380	8.13%, 07/15/2039	464
	3,562	8.50%, 05/22/2019	4,360
		Fifth Third Bank
	1,909	3.63%, 01/25/2016	1,924
		Keycorp
	1,295	3.75%, 08/13/2015	1,312
		NBD Bancorp, Inc.
	960	8.25%, 11/01/2024	1,142
			21,819
		Electric Generation, Transmission and Distribution - 0.5%
		Colbun S.A.
	100	6.00%, 01/21/2020 ■	103
		E.CL S.A.
	600	5.63%, 01/15/2021 ■	596
		PSEG Power LLC
	770	5.50%, 12/01/2015	845
			1,544
		General Rental Centers - 0.8%
		ERAC USA Finance Co.
	2,350	2.25%, 01/10/2014 ■	2,355

		Grocery Stores - 0.4%
		Ahold Lease USA, Inc.
	1,067	8.62%, 01/02/2025	1,243

		Health and Personal Care Stores - 1.2%
		CVS Corp.
	2,982	8.35%, 07/10/2031 ■	3,593

		Industrial Machinery and Equipment Rental and Leasing - 0.1%
		COX Communications, Inc.
	300	8.38%, 03/01/2039 ■	385

		Industrial Machinery, Equipment Rental & Leasing - 0.1%
		COX Communications, Inc.
	350	6.25%, 06/01/2018 ■	391

		Insurance Carriers - 3.6%
		American International Group, Inc.
	341	3.65%, 01/15/2014	351
	4,000	5.45%, 05/18/2017	4,145
		Guardian Life Insurance Co.
	409	7.38%, 09/30/2039 ■	471
		Massachusetts Mutual Life Insurance Co.
	1,397	8.88%, 06/01/2039 ■	1,862
		Nationwide Mutual Insurance Co.
	800	9.38%, 08/15/2039 ■	935

2

The Hartford Corporate Opportunities Fund (formerly known as The Hartford Income Fund)
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 54.1% - (continued)
	Insurance Carriers - 3.6% - (continued)
	Ohio National Financial Services, Inc.
$893	6.38%, 04/30/2020 ■	$924
	Prudential Financial, Inc.
1,829	6.20%, 01/15/2015 - 11/15/2040	1,999
		10,687
	International Trade Financing (Foreign Banks) - 0.8%
	Corpoacion Andina De Fomento
515	3.75%, 01/15/2016	511
90	8.13%, 06/04/2019	108
	Royal Bank of Scotland plc
1,880	3.95%, 09/21/2015	1,834
		2,453
	Iron and Steel Mills and Ferroalloy Manufacturing - 1.3%
	ArcelorMittal
720	7.00%, 10/15/2039	739
690	9.00%, 02/15/2015	828
1,600	9.85%, 06/01/2019	2,053
	Gerdau S.A.
315	5.75%, 01/30/2021 ■	316
		3,936
	Management of Companies and Enterprises - 0.2%
	Votorantim Participacoes
600	6.75%, 04/05/2021 ■	632

	Metal Ore Mining - 1.7%
	Anglogold Holdings plc
580	5.38%, 04/15/2020	599
135	6.50%, 04/15/2040	135
	Cliff's Natural Resources, Inc.
270	4.80%, 10/01/2020	263
2,375	5.90%, 03/15/2020	2,508
	Rio Tinto Finance USA Ltd.
265	9.00%, 05/01/2019	351
	Southern Copper Corp.
545	6.75%, 04/16/2040	555
	Teck Resources Ltd.
455	10.75%, 05/15/2019	592
		5,003
	Monetary Authorities - Central Bank - 0.9%
	Deutsche Bank Capital Funding Trust
90	5.63%, 01/19/2016 ■♠	79
	Lloyds Banking Group plc
2,085	4.38%, 01/12/2015 ■	2,089
	Santander U.S. Debt S.A.
600	3.72%, 01/20/2015 ■	563
		2,731
	Natural Gas Distribution - 0.6%
	Sempra Energy
560	6.50%, 06/01/2016	648
588	9.80%, 02/15/2019	790
	Williams Partners L.P.
270	4.13%, 11/15/2020	255
		1,693
	Nondepository Credit Banking - 2.3%
	BankBoston Capital Trust
600	1.05%, 06/15/2027 Δ	439
	General Electric Capital Corp.
1,091	4.63%, 01/07/2021	1,080
4,850	5.63%, 05/01/2018	5,258
		6,777
	Nonmetallic Mineral Mining and Quarrying - 1.4%
	Anglo American Capital plc
732	9.38%, 04/08/2014 ■	891
	Vale Overseas Ltd.
3,000	6.25%, 01/23/2017	3,342
		4,233
	Oil and Gas Extraction - 1.2%
	Gazprom International S.A.
557	7.20%, 02/01/2020 §	594
	Nabors Industries, Inc.
150	5.00%, 09/15/2020 ■	146
537	9.25%, 01/15/2019	665
	Pemex Project Funding Master Trust
405	6.63%, 06/15/2035	406
	Petrobras International Finance Co.
1,100	3.88%, 01/27/2016	1,110
770	6.88%, 01/20/2040	794
		3,715
	Other Financial Investment Activities - 1.5%
	CDP Financial, Inc.
1,285	4.40%, 11/25/2019 ■‡	1,301
	Myriad International Holdings B.V.
600	6.38%, 07/28/2017 ■	625
	ZFS Finance USA Trust I
2,682	6.50%, 05/09/2037 ■Δ	2,642
		4,568
	Other Food Manufacturing - 1.1%
	Kraft Foods, Inc.
838	5.38%, 02/10/2020	894
1,000	6.13%, 08/23/2018	1,135
1,000	6.50%, 11/01/2031	1,093
		3,122
	Other Miscellaneous Manufacturing - 0.5%
	Tyco Electronics Group S.A.
439	6.55%, 10/01/2017	503
	Tyco International Ltd.
762	8.50%, 01/15/2019	977
		1,480
	Petroleum and Coal Products Manufacturing - 2.0%
	Marathon Petroleum Corp.
1,585	5.13%, 03/01/2021 ■	1,599
1,100	6.50%, 03/01/2041 ■	1,088
	Valero Energy Corp.
950	6.13%, 02/01/2020	1,033
650	9.38%, 03/15/2019	827
1,000	10.50%, 03/15/2039	1,413
		5,960
	Pipeline Transportation of Crude Oil - 0.3%
	Plains All American Pipeline L.P.
985	5.00%, 02/01/2021	992

3

The Hartford Corporate Opportunities Fund (formerly known as The Hartford Income Fund)
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 54.1% - (continued)
	Pipeline Transportation of Natural Gas - 1.4%
	Enterprise Products Operating L.P.
$1,430	5.95%, 02/01/2041	$1,397
	Kinder Morgan Energy Partners L.P.
2,000	6.55%, 09/15/2040	2,080
	TransCanada Pipelines Ltd.
580	7.25%, 08/15/2038	694
		4,171
	Radio and Television Broadcasting - 0.2%
	Grupo Televisa S.A.
513	6.63%, 01/15/2040	541

	Real Estate Investment Trust (REIT) - 1.1%
	HCP, Inc.
1,480	2.70%, 02/01/2014	1,491
1,850	3.75%, 02/01/2016	1,850
		3,341
	Securities and Commodity Contracts and Brokerage - 9.3%
	Goldman Sachs Group, Inc.
710	3.70%, 08/01/2015 ‡	722
5,970	5.38%, 03/15/2020	6,145
2,272	6.25%, 02/01/2041	2,297
	Jefferies Group, Inc.
494	8.50%, 07/15/2019	576
	JP Morgan Chase Capital II
210	0.79%, 02/01/2027 Δ	169
	JP Morgan Chase Capital XXV
3,267	6.80%, 10/01/2037	3,371
	Merrill Lynch & Co., Inc.
3,925	6.05%, 05/16/2016	4,146
	Morgan Stanley
6,180	5.95%, 12/28/2017	6,548
3,375	6.25%, 08/28/2017	3,626
	UBS AG Stamford CT
345	4.88%, 08/04/2020	347
		27,947
	Sugar and Confectionery Product Manufacturing - 0.2%
	Wrigley Jr., William Co.
630	3.70%, 06/30/2014 ■	650

	Support Activities For Mining - 1.6%
	Rowan Cos., Inc.
1,506	7.88%, 08/01/2019	1,773
	Transocean, Inc.
3,085	1.50%, 12/15/2037 ۞	3,012
		4,785
	Telecommunications - Other - 0.6%
	Telecom Italia Capital
779	7.18%, 06/18/2019	843
307	7.72%, 06/04/2038	310
	Telefonica Emisiones SAU
355	5.13%, 04/27/2020	353
	Telemar Norte Leste S.A.
315	5.50%, 10/23/2020 ■	307
		1,813
	Telecommunications - Wired Carriers - 0.2%
	AT&T, Inc.
560	5.35%, 09/01/2040 ■	512

	Telecommunications - Wireless Carriers - 0.3%
	Qwest Corp.
465	7.20%, 11/10/2026	460
470	7.25%, 10/15/2035	475
		935
	Tobacco Manufacturing - 1.2%
	Altria Group, Inc.
2,575	10.20%, 02/06/2039	3,496

	Wireless Communications Services - 0.6%
	Cellco Partnership - Verizon Wireless Capital
477	8.50%, 11/15/2018	622
	Rogers Communications, Inc.
931	7.50%, 03/15/2015	1,107
		1,729
	Total corporate bonds: investment grade
	(cost $156,705)	$162,191

CORPORATE BONDS: NON-INVESTMENT GRADE - 31.8%
	Advertising and Related Services - 1.5%
	Affinion Group, Inc.
$3,200	11.50%, 10/15/2015	$3,328
1,093	11.63%, 11/15/2015 ■	1,126
		4,454
	Aerospace Product and Parts Manufacturing - 0.1%
	L-3 Communications Corp.
328	6.38%, 10/15/2015	338

	Agriculture, Construction, Mining and Machinery - 0.5%
	Case New Holland, Inc.
1,350	7.88%, 12/01/2017 ■	1,500

	Alumina and Aluminum Production and Processing - 0.5%
	Novelis, Inc.
1,270	8.38%, 12/15/2017 ■	1,368

	Animal Slaughtering and Processing - 0.0%
	Harbinger Group, Inc.
54	10.63%, 11/15/2015 ■	56

	Apparel Knitting Mills - 0.1%
	Quiksilver, Inc.
345	6.88%, 04/15/2015	341

	Automotive Equipment Rental and Leasing - 0.6%
	Avis Budget Car Rental LLC
1,700	9.63%, 03/15/2018	1,870

	Automotive Parts, Accessories, and Tire Stores - 0.2%
	Uncle Acquisition Corp.
636	8.63%, 02/15/2019 ■	663

4

The Hartford Corporate Opportunities Fund (formerly known as The Hartford Income Fund)
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 31.8% - (continued)
	Basic Chemical Manufacturing - 0.3%
	Lyondell Chemical Co.
$725	11.00%, 05/01/2018	$826

	Beverage Manufacturing - 0.1%
	Constellation Brands, Inc.
160	8.38%, 12/15/2014	177

	Building Material and Supplies Dealers - 0.7%
	Owens Corning, Inc.
2,000	6.50%, 12/01/2016	2,190

	Cable and Other Subscription Programming - 0.2%
	Cequel Communication LLC
648	8.63%, 11/15/2017 ■	678

	Deep Sea, Coastal, Great Lakes Water Transportation - 0.2%
	NCL Corp., Ltd.
445	11.75%, 11/15/2016	529

	Department Stores - 0.7%
	Federated Retail Holdings, Inc.
1,131	5.90%, 12/01/2016	1,208
	Sears Holdings Corp.
1,060	6.63%, 10/15/2018 ■	1,016
		2,224
	Depository Credit Banking - 1.0%
	Fifth Third Capital Trust IV
3,000	6.50%, 04/15/2037 Δ	2,940

	Electric Generation, Transmission and Distribution - 2.0%
	AES Corp.
1,670	9.75%, 04/15/2016	1,925
	AES El Salvador Trust
3,010	6.75%, 02/01/2016 §	2,931
	NRG Energy, Inc.
1,170	8.50%, 06/15/2019	1,220
		6,076
	Fishing - 0.3%
	American Seafood Group LLC
547	10.75%, 05/15/2016 ■	585
248	15.00%, 05/15/2017 ■	239
		824
	Fruit and Vegetable Preserving and Specialty Food - 0.4%
	Smithfield Foods, Inc.
982	10.00%, 07/15/2014	1,155

	Full-Service Restaurants - 0.6%
	Arcos Dorados S.A.
305	7.50%, 10/01/2019 ■	330
	Landry's Restaurants, Inc.
1,445	11.63%, 12/01/2015	1,564
		1,894
	Gambling Industries - 0.4%
	Citycenter Holdings LLC
380	10.75%, 01/15/2017 ■	395
	FireKeepers Development Authority
506	13.88%, 05/01/2015 ■	602
		997
	General Freight Trucking - 0.3%
	Swift Transportation Co., Inc.
738	12.50%, 05/15/2017 ■	797

	General Medical and Surgical Hospitals - 0.7%
	HCA, Inc.
1,207	7.50%, 11/15/2095	959
626	9.25%, 11/15/2016	674
	IASIS Healthcare Capital Corp.
490	8.75%, 06/15/2014	503
		2,136
	General Rental Centers - 0.2%
	RSC Equipment Rental, Inc.
664	8.25%, 02/01/2021 ■	679

	Grocery and Related Product Wholesalers - 0.3%
	U.S. Foodservice, Inc.
740	10.25%, 06/30/2015 ■	762

	Grocery Stores - 0.3%
	Great Atlantic & Pacific Tea Co., Inc.
863	0.00%, 08/01/2015 ■Ω	759

	Industrial Machinery and Equipment Rental and Leasing - 0.5%
	International Lease Finance Corp.
1,218	8.88%, 09/01/2017	1,356

	Insurance Carriers - 0.4%
	Liberty Mutual Group, Inc.
928	10.75%, 06/15/2058 ■	1,192

	Internet Service Providers and Web Search Portals - 0.3%
	GXS Worldwide, Inc.
831	9.75%, 06/15/2015	829

	Medical Equipment and Supplies Manufacturing - 0.1%
	Biomet, Inc.
390	10.38%, 10/15/2017	437

	Miscellaneous Durable Goods Wholesalers - 0.1%
	Spectrum Brands, Inc.
375	12.00%, 08/28/2019	420

	Motion Picture and Video Industries - 0.3%
	NAI Entertainment Holdings LLC
876	8.25%, 12/15/2017 ■	933

	Motor Vehicle Manufacturing - 0.2%
	Ford Motor Co.
346	9.22%, 09/15/2021	395

5

The Hartford Corporate Opportunities Fund (formerly known as The Hartford Income Fund)
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 31.8% - (continued)
	Motor Vehicle Parts Manufacturing - 0.0%
	TRW Automotive, Inc.
$29	3.50%, 12/01/2015 ۞■	$62

	Natural Gas Distribution - 1.0%
	Williams Companies, Inc.
2,540	8.75%, 03/15/2032	3,082

	Newspaper, Periodical, Book and Database Publisher - 1.0%
	Knight Ridder, Inc.
1,765	6.88%, 03/15/2029	1,253
	McClatchy Co.
710	11.50%, 02/15/2017	801
	TL Acquisitions, Inc.
923	13.25%, 07/15/2015 ■	978
		3,032
	Nondepository Credit Banking - 6.2%
	Ally Financial, Inc.
655	7.50%, 09/15/2020 ■	714
	American Express Credit Corp.
3,000	6.80%, 09/01/2066	3,004
	American General Finance Corp.
1,925	6.90%, 12/15/2017	1,675
	CIT Group, Inc.
4,470	7.00%, 05/01/2017	4,509
	Discover Financial Services, Inc.
2,250	10.25%, 07/15/2019	2,876
	Ford Motor Credit Co.
875	6.63%, 08/15/2017	937
	Provident Funding Associates
356	10.25%, 04/15/2017 ■	381
	SLM Corp.
2,000	5.00%, 04/15/2015	1,978
2,000	6.25%, 01/25/2016	2,004
440	8.00%, 03/25/2020	459
		18,537
	Nonmetallic Mineral Mining and Quarrying - 0.0%
	FMG Resources Pty Ltd.
122	7.00%, 11/01/2015 ■	126

	Oil and Gas Extraction - 1.8%
	Anadarko Petroleum Corp.
3,525	6.38%, 09/15/2017	3,894
	Chesapeake Energy Corp.
580	6.88%, 08/15/2018	605
550	9.50%, 02/15/2015	643
	Plains Exploration & Production Co.
290	7.75%, 06/15/2015	304
		5,446
	On-Line Information Services - 0.0%
	Cogent Communication Group, Inc.
151	8.38%, 02/15/2018 ■	156

	Other Amusement and Recreation Industries - 0.4%
	Clubcorp Club Operations, Inc.
1,210	10.00%, 12/01/2018 ■	1,180

	Other Electrical Equipment and Component - 0.1%
	CommScope, Inc.
363	8.25%, 01/15/2019 ■	377

	Other Financial Investment Activities - 0.4%
	Vantage Drilling Co.
1,166	11.50%, 08/01/2015 ■	1,297

	Other Heavy and Civil Engineering Construction - 0.2%
	Odebrecht Finance Ltd.
500	7.00%, 04/21/2020 §	539

	Other Miscellaneous Manufacturing - 0.1%
	Reynolds Group Issuer, Inc.
200	7.13%, 04/15/2019 ■	207

	Petroleum and Coal Products Manufacturing - 0.3%
	Drummond Co., Inc.
390	7.38%, 02/15/2016	405
	Headwaters, Inc.
355	11.38%, 11/01/2014	396
		801
	Pharmaceutical and Medicine Manufacturing - 0.2%
	Grifols, Inc.
259	8.25%, 02/01/2018 ■	269
	Valeant Pharmaceuticals International
300	7.00%, 10/01/2020 ■	309
		578
	Pipeline Transportation of Natural Gas - 0.3%
	Dynegy Holdings, Inc.
908	7.75%, 06/01/2019	652
	El Paso Corp.
115	7.00%, 06/15/2017	124
	Energy Transfer Equity L.P.
103	7.50%, 10/15/2020	110
	Tennessee Gas Pipeline Co.
100	8.38%, 06/15/2032	119
		1,005
	Pulp, Paper, and Paperboard Mills - 0.4%
	Mercer International, Inc.
1,237	9.50%, 12/01/2017 ■	1,299

	Radio and Television Broadcasting - 0.9%
	Citadel Broadcasting Corp.
1,241	7.75%, 12/15/2018 ■	1,322
	Sirius Satellite Radio, Inc.
425	7.00%, 12/01/2014 ۞■	538
	XM Satellite Radio, Inc.
712	13.00%, 08/01/2013 ■	847
		2,707

6

The Hartford Corporate Opportunities Fund (formerly known as The Hartford Income Fund)
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 31.8% - (continued)
	Residential Building Construction - 0.0%
	Urbi Desarrollos Urbanos
$100	9.50%, 01/21/2020 §	$114

	Satellite Telecommunications - 0.4%
	Intelsat Bermuda Ltd.
730	9.25%, 06/15/2016 ⌂	759
	Intelsat Intermediate Holdings Ltd.
585	9.50%, 02/01/2015	606
		1,365
	Scheduled Air Transportation - 0.1%
	Continental Airlines, Inc.
100	6.56%, 02/15/2012	102
59	6.80%, 08/02/2018	59
		161
	Securities and Commodity Contracts and Brokerage - 0.2%
	Penson Worldwide, Inc.
572	12.50%, 05/15/2017 ■	555

	Semiconductor, Electronic Component Manufacturing - 0.4%
	Magnachip Semiconductor
1,140	10.50%, 04/15/2018	1,240

	Telecommunications - Other - 0.8%
	Level 3 Financing, Inc.
1,055	10.00%, 02/01/2018	1,055
	MTS International Funding Ltd.
305	8.63%, 06/22/2020 ■	342
	Sprint Capital Corp.
689	8.75%, 03/15/2032	717
	Wind Acquisition Finance S.A.
265	11.75%, 07/15/2017 ■	302
		2,416
	Telecommunications - Wired Carriers - 0.7%
	Clearwire Corp.
700	12.00%, 12/01/2017 ■	756
	Frontier Communications Corp.
195	8.25%, 04/15/2017	218
	Videotron Ltee
265	9.13%, 04/15/2018	297
	Windstream Corp.
685	8.63%, 08/01/2016	726
		1,997
	Telecommunications - Wireless Carriers - 0.6%
	Clearwire Corp.
470	12.00%, 12/01/2015 ■	512
	Trilogy International Partners LLC
986	10.25%, 08/15/2016 ■	976
	Vimpel-Communications
200	6.49%, 02/02/2016 ■	200
		1,688
	Traveler Accommodation - 0.9%
	Marina District Finance Co., Inc.
682	9.50%, 10/15/2015 ■	692
	MGM Mirage, Inc.
1,293	11.13%, 11/15/2017	1,493
	MGM Resorts International
397	11.38%, 03/01/2018	444
		2,629
	Wireless Communications Services - 0.3%
	Citizens Communications Co.
135	7.88%, 01/15/2027	134
	Qwest Communications International, Inc.
820	7.50%, 02/15/2014	832
		966
	Total corporate bonds: non-investment grade
	(cost $92,255)	$95,357

MUNICIPAL BONDS - 0.8%
	General Obligations - 0.1%
	California State
$230	7.60%, 11/01/2040	$238

	Higher Education (Univ., Dorms, etc.) - 0.1%
	Curators University, MO, System Fac Rev
145	5.79%, 11/01/2041	149

	Tax Allocation - 0.1%
	Regional Transportation Dist
340	5.84%, 11/01/2050	337

	Transportation - 0.2%
	Connecticut State Special Tax Obligation Rev
455	5.46%, 11/01/2030	442

	Utilities - Electric - 0.2%
	Georgia Municipal Elec Auth
635	6.64%, 04/01/2057	622

	Utilities - Water and Sewer - 0.1%
	San Francisco City & County Public Utilities
	Commission
445	6.00%, 11/01/2040	419

	Total municipal bonds
	(cost $2,256)	$2,207

SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT
GRADE♦ - 1.7%
	Cable and Other Program Distribution - 0.1%
	WideOpenWest Finance LLC, Second Lien
	Term Loan
$499	6.51%, 06/29/2015 ±	$450

	Motor Vehicle Manufacturing - 0.6%
	General Motors Co.
1,960	2.75%, 10/27/2015 ◊☼	1,797

7

The Hartford Corporate Opportunities Fund (formerly known as The Hartford Income Fund)
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT
GRADE♦ - 1.7% - (continued)
	Other Financial Investment Activities - 0.6%
	BNY Convergex Group LLC, 2nd Lien Eze
	Borrower Term Loan
$173	8.75%, 12/17/2017 ±	$177
	BNY Convergex Group LLC, 2nd Lien Top
	Borrower Term Loan
412	8.75%, 12/17/2017 ±	421
	Nuveen Investments, Inc., Second Lien Term
	Loan
1,135	12.50%, 07/31/2015 ±	1,225
		1,823
	Scheduled Air Transportation - 0.3%
	MacQuarie Aircraft Leasing Finance S.A.,
	Second Lien Term Loan
865	4.26%, 11/29/2013 ±⌂	766

	Sporting Goods, Hobby and Musical Instrument Store - 0.1%
	Easton-Bell Sports, Inc.
305	11.50%, 12/31/2015 ±⌂	305

	Total senior floating rate interests: non-
	investment grade
	(cost $5,161)	$5,141

U.S. GOVERNMENT SECURITIES - 0.6%
	U.S. Treasury Securities - 0.6%
	U.S. Treasury Bonds - 0.6%
$1,545	5.38%, 02/15/2031	$1,761

	Total U.S. government securities
	(cost $1,772)	$1,761

Contracts		Market Value ╪
PUT OPTIONS PURCHASED - 0.0%
	Foreign Currency Option Contract - 0.0%
	EUR/JPY/USD/MXN Worst of Many
6,298	Expiration: 05/24/2011 æ	$20

	Total put options purchased
	(cost $50)	$20

Shares or Principal Amount ╬		Market Value ╪
PREFERRED STOCKS - 0.9%
	Auto Parts & Equipment - 0.1%
1	Dana Holding Corp., 4.00% ۞■	$214

	Automobile Manufacturers - 0.5%
31	General Motors Co., 4.75% ۞	1,656

	Diversified Banks - 0.3%
1	US Bancorp, 7.19%	931

	Total preferred stocks
	(cost $2,585)	$2,801

Shares or Principal Amount ╬			Market Value ╪
WARRANTS - 0.0%
	Packaged Foods & Meats - 0.0%
–	ASG Consolidated LLC ■		$22

	Total warrants
	(cost $9)		$22

	Total long-term investments
	(cost $280,341)		$289,245

SHORT-TERM INVESTMENTS - 0.7%
	Investment Pools and Funds - 0.0%
	JP Morgan U.S. Government Money
23	Market Fund		$23

	Repurchase Agreements - 0.5%
	BNP Paribas Securities Corp. TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2011 in the amount of $371,
	collateralized by U.S. Treasury Bond
	6.13% - 8.13%, 2021 - 2029, value of
	$ 378 )
$371	0.20%, 1/31/2011		371
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2011 in the amount of $369,
	collateralized by U.S. Treasury Note 0.50%
	- 0.63%, 2012 - 2013, value of $376)
369	0.21%, 1/31/2011		369
	RBS Greenwich Capital Markets TriParty
	Joint Repurchase Agreement (maturing on
	02/01/2011 in the amount of $315,
	collateralized by U.S. Treasury Bill 1.00%,
	2011, U.S. Treasury Note 4.00% - 4.25%,
	2012 - 2014, value of $321)
315	0.21%, 1/31/2011		315
	UBS Securities, Inc. Joint Repurchase
	Agreement (maturing on 02/01/2011 in the
	amount of $346, collateralized by U.S.
	Treasury Note 1.00%, 2012, value of $353)
345	0.21%, 1/31/2011		345
	UBS Securities, Inc. TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2011 in the amount of $12,
	collateralized by U.S. Treasury Bill 0.15%,
	2011, value of $12)
12	0.21%, 1/31/2011		12
			1,412
	U.S. Treasury Bills - 0.2%
600	0.16%, 4/28/2011□○╦		600

	Total short-term investments
	(cost $2,035)		$2,035

	Total investments
	(cost $282,376) ▲	97.2%	$291,280
	Other assets and liabilities	2.8%	8,509
	Total net assets	100.0%	$299,789

8

The Hartford Corporate Opportunities Fund (formerly known as The Hartford Income Fund)
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 9.3% of total net assets at January 31, 2011.

▲	At January 31, 2011, the cost of securities for federal income tax purposes was $282,572 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$10,922
Unrealized Depreciation	(2,214)
Net Unrealized Appreciation	$8,708

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund's Board of Directors at January 31, 2011, was $6, which rounds to zero percent of total net assets.

●	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2011.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. At January 31, 2011, the aggregate value of these securities was $65,618, which represents 21.89% of total net assets.

§
These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2011, the aggregate value of these securities amounted to $4,178, which represents 1.39% of total net assets.

♠	Perpetual maturity security. Maturity date shown is the first call date.

۞	Convertible security.

►	Securities disclosed are interest-only strips. The interest rates represent effective yields based upon estimated future cash flows at January 31, 2011.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

☼	The cost of securities purchased on a when-issued, delayed delivery or delayed draw basis at January 31, 2011 was $1,801.

±	The interest rate disclosed for these securities represents the average coupon as of January 31, 2011.

◊	The interest rate disclosed for these securities represents an estimated average coupon as of January 31, 2011.

Ω	Debt security in default due to bankruptcy.

Ψ	The company is in bankruptcy. The investment held by the fund is current with respect to interest payments.

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

BRL ─ Brazilian Real

♦
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts.

9

The Hartford Corporate Opportunities Fund (formerly known as The Hartford Income Fund)
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

æ
This security has exercise limitations. It can only be exercised on expiration date provided that the Euro to Japanese Yen exchange rate is greater than 108.75, the Euro to U.S. Dollar exchange rate is greater than 1.3119, and the Euro to Mexican Peso exchange rate is greater than 16.3578. If all three conditions are met, the currency transaction which results in the smallest gain may be executed as a result of exercising the option contract. If these conditions are not met, the option cannot be exercised.

□	Security pledged as initial margin deposit for open futures contracts at January 31, 2011 as follows:

						Unrealized
	Number of		Expiration		Notional	Appreciation/
Description	Contracts*	Position	Date	Market Value ╪	Amount	(Depreciation)
2 Year U.S. Treasury Note	27	Long	03/31/2011	$5,918	$5,916	$2
5 Year U.S. Treasury Note	61	Short	03/31/2011	$7,223	$7,194	$(29)
10 Year U.S. Treasury Note	176	Short	03/22/2011	$21,260	$21,083	$(177)
U.S. Long Bond	18	Short	03/22/2011	$2,171	$2,158	$(13)
Ultra Long Bond	163	Long	03/22/2011	$20,074	$20,347	$(273)
						$(490)
*       The number of contracts does not omit 000's.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
03/2004	$2,436	Banc of America Commercial Mortgage, Inc., 5.50%, 11/10/2039 - 144A	$43
07/2004	$6,173	Banc of America Commercial Mortgage, Inc., 12.00%, 06/10/2039 - 144A	21
03/2004	$4,221	Commercial Mortgage Pass-Through Certificates, 5.50%, 03/10/2039 - 144A	103
11/2010	$305	Easton-Bell Sports, Inc., 11.50%, 12/31/2015	300
12/2005	$49,453	GE Capital Commercial Mortgage Corp., 6.35%, 11/10/2045 - 144A	15
05/2007	$387	Greenwich Capital Commercial Funding Corp., 0.00%, 11/05/2021 - 144A	375
06/2006 - 06/2007	$730	Intelsat Bermuda Ltd., 9.25%, 06/15/2016	757
03/2007	$75	JP Morgan Automotive Receivable Trust, 12.85%, 03/15/2012	75
03/2004 - 08/2006	$1,637	JP Morgan Chase Commercial Mortgage Securities Corp., 9.00%, 01/15/2038 - 144A	45
04/2005 - 10/2007	$18,417	LB-UBS Commercial Mortgage Trust, 5.26%, 06/15/2036 - 144A	–
01/2011	$865	MacQuarie Aircraft Leasing Finance S.A., Second Lien Term Loan, 4.26%, 11/29/2013	763
04/2007	$22	Nationstar Home Equity Loan Trust, 0.00%, 03/25/2037 - 144A	22
02/2004	$5,172	Wachovia Bank Commercial Mortgage Trust, 15.00%, 02/15/2041 - 144A	98

The aggregate value of these securities at January 31, 2011, was $2,239, which represents 0.75% of total net assets.

Credit Default Swap Contracts Outstanding at January 31, 2011
Unrealized
		Notional	Buy/Sell	(Pay)/Receive	Expiration		Market	Appreciation/
Counterparty	Reference Entity	Amount (a)	Protection	Fixed Rate	Date	Cost	Value ╪	(Depreciation)
JP Morgan Securities	CDX North American High Yield
	Index	$3,270	Buy	5.00%	12/20/15	$(130)	$(116)	$14

(a)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

10

The Hartford Corporate Opportunities Fund (formerly known as The Hartford Income Fund)
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Distribution by Credit Quality
as of January 31, 2011
Percentage of
Credit Rating *	Net Assets
Aaa / AAA	2.2%
Aa / AA	4.0
A	20.8
Baa / BBB	34.1
Ba / BB	13.3
B	13.0
Caa / CCC or Lower	6.6
Unrated	1.0
U.S. Government Securities	0.8
Cash	1.4
Other Assets & Liabilities	2.8
Total	100.0%

*
Does not apply to the fund itself. Based upon Moody’s and S&P long-term credit ratings for the fund’s holdings as of date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings. “Cash” includes non fixed income instruments and other short-term instruments.

Investment Valuation Hierarchy Level Summary
January 31, 2011
	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$19,745	$–	$18,917	$828
Corporate Bonds: Investment Grade	162,191	–	160,948	1,243
Corporate Bonds: Non-Investment Grade	95,357	–	94,996	361
Municipal Bonds	2,207	–	2,207	–
Preferred Stocks	2,801	1,656	1,145	–
Put Options Purchased	20	–	20	–
Senior Floating Rate Interests: Non-Investment Grade	5,141	–	5,141	–
U.S. Government Securities	1,761	–	1,761	–
Warrants	22	22	–	–
Short-Term Investments	2,035	23	2,012	–
Total	$291,280	$1,701	$287,147	$2,432
Credit Default Swaps *	14	–	14	–
Futures *	2	2	–	–
Total	$16	$2	$14	$–
Liabilities:
Futures *	492	492	–	–
Total	$492	$492	$–	$–

♦	For the three-month period ended January 31, 2011, there were no significant transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

11

The Hartford Corporate Opportunities Fund (formerly known as The Hartford Income Fund)
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance		Change in							Balance
	as of	Realized	Unrealized					Transfers	Transfers	as of
	October	Gain	Appreciation		Net			Into	Out of	January
	31, 2010	(Loss)	(Depreciation)		Amortization	Purchases	Sales	Level 3 *	Level 3*	31, 2011
Assets:
Asset & Commercial Mortgage
Backed Securities	$3,265	$(298)	$240	†	$5	$—	$(1,442)	$—	$(942)	$828
Common Stocks	—	—	—		—	—	—	—	—	—
Corporate Bonds	1,913	—	19	‡	—	200	—	—	(528)	1,604
Options Purchased	—	(35)	35		—	—	—	—	—	—
Total	$5,178	$(333)	$294		$5	$200	$(1,442)	$—	$(1,470)	$2,432

*	Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Securities where trading has been halted (transfer into Level 3) or securities where trading has resumed (transfer out of Level 3).
2)	Broker quoted securities (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Securities that have certain restrictions on trading (transfer into Level 3) or securities where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation or depreciation in the current period relating to assets still held at January 31, 2011 was $186.
‡	Change in unrealized appreciation or depreciation in the current period relating to assets still held at January 31, 2011 was $19.

12

The Hartford Disciplined Equity Fund
Schedule of Investments
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.8%
	Automobiles & Components - 2.3%
97	Ford Motor Co. ●	$1,539
32	General Motors Co. ●	1,171
20	Johnson Controls, Inc.	775
		3,485
	Banks - 4.3%
36	PNC Financial Services Group, Inc.	2,172
133	Wells Fargo & Co.	4,302
		6,474
	Capital Goods - 11.1%
24	3M Co.	2,136
26	AMETEK, Inc.	1,060
11	Caterpillar, Inc.	1,106
20	Cooper Industries plc Class A	1,195
36	Dover Corp.	2,320
18	Illinois Tool Works, Inc.	984
31	Northrop Grumman Corp.	2,141
13	Parker-Hannifin Corp.	1,145
10	TransDigm Group, Inc. ●	755
30	United Technologies Corp.	2,423
10	W.W. Grainger, Inc.	1,302
		16,567
	Consumer Durables & Apparel - 0.5%
34	Mattel, Inc. Θ	810

	Diversified Financials - 6.8%
20	Ameriprise Financial, Inc.	1,233
213	Bank of America Corp.	2,921
4	BlackRock, Inc.	812
17	Goldman Sachs Group, Inc.	2,700
56	JP Morgan Chase & Co.	2,503
		10,169
	Energy - 8.3%
18	Anadarko Petroleum Corp.	1,388
35	Chesapeake Energy Corp.	1,042
16	Chevron Corp.	1,500
40	Exxon Mobil Corp.	3,235
38	Marathon Oil Corp.	1,718
21	Occidental Petroleum Corp.	2,069
31	Ultra Petroleum Corp. ●	1,456
		12,408
	Food & Staples Retailing - 1.5%
43	Sysco Corp.	1,242
26	Walgreen Co.	1,035
		2,277
	Food, Beverage & Tobacco - 5.8%
91	Altria Group, Inc.	2,128
35	Constellation Brands, Inc. Class A ●	665
18	Dr. Pepper Snapple Group	627
12	Lorillard, Inc.	925
28	PepsiCo, Inc.	1,801
44	Philip Morris International, Inc.	2,524
		8,670
	Health Care Equipment & Services - 4.4%
23	Covidien plc	1,097
23	McKesson Corp.	1,729
21	St. Jude Medical, Inc. ●	854
52	UnitedHealth Group, Inc.	2,122
13	Wellpoint, Inc. ●	814
		6,616
	Household & Personal Products - 0.7%
13	Estee Lauder Co., Inc.	1,038

	Insurance - 3.0%
38	Allied World Assurance Holdings Ltd.	2,262
72	Genworth Financial, Inc. ●Θ	981
47	Unum Group	1,160
		4,403
	Materials - 2.9%
6	CF Industries Holdings, Inc.	864
35	Dow Chemical Co.	1,224
14	Freeport-McMoRan Copper & Gold, Inc. Θ	1,566
12	Newmont Mining Corp.	650
		4,304
	Media - 0.7%
51	CBS Corp. Class B	1,005

	Pharmaceuticals, Biotechnology & Life Sciences - 10.5%
23	Agilent Technologies, Inc. ●	954
30	Amgen, Inc. ●	1,663
13	Celgene Corp. ●	665
27	Eli Lilly & Co.	949
41	Forest Laboratories, Inc. ●	1,310
27	Gilead Sciences, Inc. ●	1,028
13	Johnson & Johnson	801
17	Merck & Co., Inc.	562
103	Pfizer, Inc.	1,874
24	Regeneron Pharmaceuticals, Inc. ●	822
23	Salix Pharmaceuticals Ltd. ●	946
14	Thermo Fisher Scientific, Inc. ●	813
29	Vertex Pharmaceuticals, Inc. ●	1,136
9	Waters Corp. ●	718
23	Watson Pharmaceuticals, Inc. ●	1,237
		15,478
	Retailing - 5.6%
13	Abercrombie & Fitch Co. Class A Θ	635
28	Big Lots, Inc. ●	890
20	Kohl's Corp. ●	990
52	Lowe's Co., Inc.	1,280
4	Netflix, Inc. ●Θ	933
2	Priceline.com, Inc. ●Θ	943
18	Target Corp.	987
35	TJX Cos., Inc.	1,649
		8,307
	Semiconductors & Semiconductor Equipment - 3.0%
23	Analog Devices, Inc.	909
24	Broadcom Corp. Class A	1,087
24	Skyworks Solutions, Inc. ●	772
48	Texas Instruments, Inc.	1,641
		4,409

1

The Hartford Disciplined Equity Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.8% - (continued)
	Software & Services - 12.1%
42	Accenture plc	$2,177
28	BMC Software, Inc. ●	1,316
66	eBay, Inc. ●	2,016
12	Factset Research Systems, Inc.	1,190
4	Google, Inc. ●Θ	2,149
17	IBM Corp.	2,803
57	Microsoft Corp.	1,592
104	Oracle Corp.	3,328
46	VeriSign, Inc.	1,538
		18,109
	Technology Hardware & Equipment - 7.4%
16	Apple, Inc. ●	5,412
30	Cisco Systems, Inc. ●	628
74	EMC Corp. ●	1,842
21	Hewlett-Packard Co.	946
13	Juniper Networks, Inc. ●	497
12	NetApp, Inc. ●Θ	657
21	Qualcomm, Inc.	1,137
		11,119
	Telecommunication Services - 2.1%
112	AT&T, Inc.	3,094

	Utilities - 5.8%
32	Entergy Corp.	2,281
16	NextEra Energy, Inc.	845
30	Northeast Utilities	984
36	PG&E Corp.	1,643
37	UGI Corp.	1,163
72	Xcel Energy, Inc.	1,695
		8,611
	Total common stocks
	(cost $118,984)	$147,353

	Total long-term investments
	(cost $118,984)	$147,353

SHORT-TERM INVESTMENTS - 1.2%
	Repurchase Agreements - 1.2%
	Bank of America Merrill Lynch TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2011 in the amount of $216,
	collateralized by FNMA 3.50% - 4.00%,
	2026 - 2040, value of $221)
$216	0.22%, 01/31/2011	$216
	Barclays Capital TriParty Joint Repurchase
	Agreement (maturing on 02/01/2011 in the
	amount of $777, collateralized by FHLMC
	0.18% - 4.00%, 2012 - 2025, FNMA 3.50%
	- 6.00%, 2025 - 2039, value of $792)
777	0.22%, 01/31/2011	777
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2011 in the amount of $853,
	collateralized by GNMA 4.00% - 7.00%,
	2034 - 2041, value of $870)
853	0.22%, 01/31/2011	853
	UBS Securities, Inc. Joint Repurchase
	Agreement (maturing on 02/01/2011 in the
	amount of $2, collateralized by U.S.
	Treasury Bill 0.88%, 2011, value of $2)
2	0.20%, 01/31/2011		2
			1,848
	Total short-term investments
	(cost $1,848)		$1,848

	Total investments
	(cost $120,832) ▲	100.0%	$149,201
	Other assets and liabilities	–%	(17)
	Total net assets	100.0%	$149,184

2

The Hartford Disciplined Equity Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2011, the cost of securities for federal income tax purposes was $121,121 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$31,490
Unrealized Depreciation	(3,410)
Net Unrealized Appreciation	$28,080

●	Currently non-income producing.

Θ	At January 31, 2011, these securities were designated to cover written call options in the table below:

							Unrealized
		Exercise Price/	Expiration	Number of	Market	Premiums	Appreciation
Issuer	Option Type	Rate	Date	Contracts*	Value ╪	Received	(Depreciation)
Abercrombie & Fitch Co.	Equity	$60.00	02/21/2011	25	$1	$8	$7
Freeport-McMoRan Copper & Gold, Inc.	Equity	$67.50	02/21/2011	24	–	3	3
Genworth Financial, Inc.	Equity	$16.00	02/21/2011	105	1	2	1
Google, Inc.	Equity	$665.00	02/21/2011	3	–	2	2
Mattel, Inc.	Equity	$26.00	02/21/2011	62	1	2	1
NetApp, Inc.	Equity	$60.00	02/21/2011	26	1	3	2
Netflix.com, Inc.	Equity	$230.00	02/21/2011	8	2	2	–
Priceline.com, Inc.	Equity	$480.00	02/21/2011	3	1	2	1
					$7	$24	$17

*	The number of contracts does not omit 000's

Cash of $441 collateralized the written put options in the table below. At January 31, 2011, the maximum delivery obligation of the written put options is $1,032.

							Unrealized
		Exercise Price/	Expiration	Number of	Market	Premiums	Appreciation
Issuer	Option Type	Rate	Date	Contracts*	Value ╪	Received	(Depreciation)
Abercrombie & Fitch Co.	Equity	$45.00	02/21/2011	28	$1	$1	$–
Broadcom Corp.	Equity	$39.00	02/21/2011	33	1	3	2
Chesapeake Energy Corp.	Equity	$24.00	03/21/2011	54	1	2	1
Dow Chemical Co.	Equity	$30.00	03/21/2011	42	1	1	–
Johnson Controls, Inc.	Equity	$35.00	03/21/2011	38	2	1	(1)
Newmont Mining Corp.	Equity	$52.50	02/21/2011	24	2	3	1
Skyworks Solutions, Inc.	Equity	$26.00	03/21/2011	49	1	1	–
VeriSign, Inc.	Equity	$30.00	02/21/2011	45	–	2	2
					$9	$14	$5

*	The number of contracts does not omit 000's.

Futures Contracts Outstanding at January 31, 2011

						Unrealized
	Number of		Expiration		Notional	Appreciation/
Description	Contracts*	Position	Date	Market Value ╪	Amount	(Depreciation)
S&P 500 Mini	23	Long	03/18/2011	$1,475	$1,456	$19

*	The number of contracts does not omit 000's.

Cash of $104 was pledged as initial margin deposit for open futures contracts at January 31, 2011.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

The Hartford Disciplined Equity Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2011
	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$147,353	$147,353	$–	$–
Short-Term Investments	1,848	–	1,848	–
Total	$149,201	$147,353	$1,848	$–
Futures *	19	19	–	–
Written Options *	23	23	–	–
Total	$42	$42	$–	$–
Liabilities:
Written Options *	1	1	–	–
Total	$1	$1	$–	$–

♦	For the three-month period ended January 31, 2011, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

4

The Hartford Diversified International Fund
Schedule of Investments January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.4%
	Argentina - 0.4%
–	Banco Macro S.A.	$22
2	Grupo Financiero Galicia S.A. ●	26
1	Pampa Energia S.A.	14
3	Transportadora de Gas del Sur S.A.	17
		79
	Australia - 2.4%
14	Aston Resources Ltd. ●	120
3	Caltex Australia Ltd.	39
5	Coca-Cola Amatil Ltd.	51
8	Energy Resources of Australia Ltd.	84
13	Karoon Gas Australia Ltd. ●	98
9	Mirabela Nickel Ltd. ●	21
1	Newcrest Mining Ltd.	43
7	Paladin Energy Ltd. ●	34
11	Qantas Airways Ltd.	27
1	Rio Tinto Ltd.	59
1	Woolworths Ltd.	32
		608
	Austria - 0.3%
2	OMV AG	74
–	Vienna Insurance Group	9
		83
	Belgium - 1.0%
32	Ageas	92
2	AGFA Gevaert N.V.	11
–	Anheuser-Busch InBev N.V.	27
2	Nyrstar N.V.	30
3	UCB S.A.	91
		251
	Brazil - 5.4%
1	Anhanguera Educacional Participacoes S.A.	26
4	B2W Companhia Global do Varejo	70
6	Banco do Estado do Rio Grande do Sul S.A.	56
9	Banco Santander Brasil S.A.	105
–	Brasil Insurance Participacoes e Administracao S.A ●	113
5	Braskem S.A.	57
2	Centrais Eletricas Brasileiras S.A.	24
–	Centrais Eletricas Brasileiras S.A. - Rights	–
1	Cetip S.A. - Balcao Organizado	11
–	Cia de Sanemento Basico do Estado de Sao Paulo	10
2	Companhia Energetica de Minas Gerais	30
7	Companhia Energetica de Minas Gerais ADR	119
2	Duratex S.A.	16
3	Estacio Participacoes S.A.	42
2	Fleury S.A.	34
10	Itau Unibanco Banco Multiplo S.A. ADR	208
–	Itau Unibanco Holding S.A. ADR ■	6
3	Itausa - Investimentos Itau S.A.	22
1	Light S.A.	17
1	Localiza Rent a Car S.A.	15
4	OGX Petroleo e Gas Participacoes S.A. ●	37
7	PDG Realty S.A.	37
4	Petroleo Brasileiro S.A. ADR	140
–	Totvs S.A.	39
2	Universo Online S.A.	18
1	Vale S.A. SP ADR	39
		1,291
	Canada - 2.5%
2	Air Canada, Inc. ●	5
3	Barrick Gold Corp.	133
2	CGI Group, Inc. Class A ●	35
1	Consolidated Thompson Iron Mining Ltd. ●	9
1	First Quantum Minerals Ltd.	65
1	Magna International, Inc.	36
–	Magna International, Inc. Class A	17
7	Methanex Corp.	196
1	Pacific Rubiales Energy Corp.	41
–	Potash Corp. of Saskatchewan, Inc.	35
2	Progress Energy Resources Co.	24
3	Uranium One, Inc.	18
		614
	China - 3.0%
248	Agricultural Bank of China ●	123
5	Airmedia Group, Inc. ●	37
1	AsiaInfo-Linkage, Inc. ●	24
89	Bank of China Ltd.	46
23	BBMG Corp.	31
38	Changsha Zoomlion Heavy Industry Science and Technology Co., Ltd. ●	87
28	China Dongxiang Group Co.	12
1	China Medical Technologies, Inc. ADR	11
11	China Shanshui Cement Group	9
2	Ctrip.com International Ltd. ADR ●	94
6	Dongfeng Motor Group Co., Ltd.	11
29	Evergrande Real Estate Group Ltd.	16
81	Maoye International Holdings	36
13	People's Food Holdings	9
–	PetroChina Co., Ltd. ADR	56
1	Shanda Interactive Entertainment Ltd. ADR ●	26
49	Sinotrans Ltd.	13
–	Sohu.com, Inc. ●	21
1	Suntech Power Holdings Co., Ltd. ADR ●	10
2	Tencent Holdings Ltd.	64
–	Vanceinfo Technologies ADR ●	10
		746
	Colombia - 0.6%
9	Almacenes Exito S.A.	115
–	Bancolombia S.A. ADR	15
		130
	Denmark - 1.3%
–	Carlsberg A/S Class B	34
6	DSV A/S	123
1	FLSmidth & Co. A/S	52
–	Gronlandsbanken	15
1	H. Lundbeck A/S	12
–	Novo Nordisk A/S	15
–	Pandora A/S ●	17
		268
	Finland - 0.9%
2	Elisa Oyj	40
–	Kone Oyj Class B	20
–	Metso Oyj	23
2	Nokia Oyj	24
2	Outotec Oyj	125
		232
	France - 8.7%
1	Air France	13
35	Alcatel S.A.	115

1

The Hartford Diversified International Fund
Schedule of Investments ― (continued) January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.4% - (continued)
	France - 8.7% - (continued)
1	Alten	$19
3	Altran Technologies S.A. ●	13
2	BNP Paribas	182
–	Bureau Veritas S.A.	22
1	Capital Gemini S.A.	53
1	Carrefour S.A.	33
–	Casino Guichard Perrachon S.A.	25
–	Cie Generale d'Optique Essilor International S.A.	19
5	Club Mediterranee ●	113
–	Dassault Systemes S.A.	32
–	Faiveley S.A.	10
2	France Telecom S.A.	42
2	Gaz de France	93
1	GFI Informatique	4
3	Groupe Danone	197
–	Ingenico S.A.	9
1	Lagardere S.C.A.	28
1	Legrand S.A.	33
–	L'Oreal S.A.	40
–	LVMH Moet Hennessy Louis Vuitton S.A.	73
2	Peugeot S.A.	99
–	Pinault-Printemps-Redoute S.A.	58
1	Renault S.A.	85
–	Safran S.A.	12
–	Sanofi-Aventis S.A.	30
–	Schneider Electric S.A.	36
1	Societe Generale Class A	82
11	Societe Industrielle D'Aviations Latecoere S.A. ●	130
–	Sodexo	31
1	Thales S.A.	27
2	Total S.A.	106
2	Vallourec	231
1	Vinci S.A.	33
1	Vivendi S.A.	31
–	Zodiac Aerospace	22
		2,181
	Germany - 4.4%
–	Allianz SE	36
1	BASF SE	80
–	Beiersdorf AG	7
1	Brenntag AG ●	49
2	Daimler AG	158
3	Deutsche Post AG	63
2	Deutsche Telekom AG	25
2	Fresenius Medical Care AG & Co.	119
–	Fresenius SE	15
1	Gerresheimer AG	31
1	HeidelbergCement AG	81
–	Hochtief AG	28
1	K+S AG	47
–	Linde AG	44
1	MTU Aero Engines Holdings AG	57
1	Praktiker Bau-Und Heimwerkermaerkte Holding AG	14
–	Rational AG	7
–	Rhoen-Klinikum AG	11
1	SAP AG	58
1	Siemens AG	157
		1,087
	Greece - 0.2%
2	Hellenic Telecommunications Organization S.A.	21
1	Opap S.A.	27
		48
	Hong Kong - 5.2%
37	AAC Acoustic Technologies	99
17	AIA Group Ltd. ●	47
34	AMVIG Holdings Ltd.	25
16	Anta Sports Products Ltd.	26
5	ASM Pacific Technology	62
4	Beijing Enterprises Holdings Ltd.	22
16	Belle International Holdings Ltd.	28
20	Cathay Pacific Airways Ltd.	51
22	Chaoda Modern Agriculture	16
11	China Agri-Industries Holdings	12
32	China Green Holdings Ltd.	31
16	China Liansu Group Holdings Ltd. ●	15
13	China Metal Recycling Holdings Ltd.	15
14	China Unicom Ltd.	23
9	Clear Media Ltd. ●	6
10	CNOOC Ltd.	22
5	Dah Sing Financial Group	33
15	Daphne International Holdings Ltd.	15
64	Golden Meditech Co., Ltd.	12
228	GOME Electrical Appliances Holdings Ltd.	86
59	Guangdong Investment Ltd.	30
10	Hang Lung Properties Ltd.	44
77	Huabao International Holdings Ltd.	115
3	Kingboard Chemical Holdings Ltd.	14
24	Li & Fung Ltd.	155
9	Minth Group Ltd.	14
26	Oriental Watch Holdings	13
296	Rexlot Holdings Ltd.	32
5	Shanghai Industrial Holdings Ltd.	21
87	Skyworth Digital Holdings Ltd.	55
3	Swire Pacific Ltd.	50
4	Wharf Holdings Ltd.	33
7	Xingda International Holdings	7
		1,229
	India - 1.5%
8	Bharti Televentures	56
3	Coal India Ltd. ●	21
1	Corp. Bank	16
1	Infosys Technologies Ltd.	41
2	Jammu & Kashmir Bank Ltd.	36
5	Karnataka Bank Ltd.	14
7	Power Grid Corp. of India Ltd.	14
5	Reliance Industries Ltd.	110
1	Reliance Industries Ltd. GDR ■	24
16	UCO Bank	37
		369
	Indonesia - 0.4%
48	Bank Mandiri TBK ☼	32
118	PT Bumi Resources Tbk	36
51	PT XL Axiata Tbk ●	30
		98

2

The Hartford Diversified International Fund
Schedule of Investments ― (continued) January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.4% - (continued)
	Ireland - 1.2%
8	AER Lingus ●	$12
4	CRH plc	82
1	Elan Corp. plc ●	10
8	Elan Corp. plc ADR ●	51
2	Experian plc	30
4	Grafton Group plc	18
1	Kingspan Group plc	7
3	Ryanair Holdings plc ADR	99
		309
	Israel - 0.9%
4	Teva Pharmaceutical Industries Ltd. ADR	228

	Italy - 2.5%
1	Banche Popolari Unite Scpa	13
2	Benetton Group S.p.A.	15
10	Bulgari S.p.A.	105
2	Buzzi Unicem S.p.A.	23
18	Enel S.p.A.	103
9	Eni S.p.A.	213
1	Finmeccanica S.p.A.	10
8	Intesa Sanpaolo	28
2	Italcementi S.p.A.	20
3	Mondadori (Arnoldo) Editore S.p.A.	11
11	Saras S.p.A.	26
20	Telecom Italia S.p.A.	27
10	Unicredit S.p.A.	25
		619
	Japan - 16.3%
2	Acom Co., Ltd.	44
2	AEON Co., Ltd.	25
1	Aeon Delight Co., Ltd.	15
2	Aizawa Securities Co., Ltd.	4
1	Alfresa Holdings Corp.	20
–	Alpha Systems, Inc.	7
1	Astellas Pharma, Inc.	19
9	Bridgestone Corp.	173
1	Cawachi Ltd.	15
1	Chubu Steel Plate Co., Ltd.	7
2	Circle K Sunkus Co., Ltd.	24
1	Credit Saison Co., Ltd.	8
5	Daiichi Sankyo Co., Ltd.	117
5	Dainippon Screen Mfg Co., Ltd.	46
2	Daito Trust Construction Co., Ltd.	149
–	DeNa Co., Ltd.	17
1	Disco Corp.	53
1	Don Quijote Co.	22
1	DTS Corp.	16
–	East Japan Railway Co.	14
4	Eisai Co., Ltd.	128
–	En-Japan, Inc.	11
–	Fuji Media Holdings, Inc.	16
1	Fuji Photo Film Co., Ltd.	28
–	Gendai Agency, Inc.	10
5	Higashi-Nippon bank Ltd.	12
18	Hino Motors Ltd.	99
1	Honda Motor Co., Ltd.	34
1	Honeys Co., Ltd.	14
1	Horipro, Inc.	5
1	Hosiden Corp.	10
3	Hudson Soft Co., Ltd.	9
–	Inpex Corp.	90
1	Isetan Mitsukoshi Holdings Ltd.	10
12	Isuzu Motors Ltd.	57
3	Japan Aviation Electronics Industry Ltd.	18
1	Japan Digital Laboratory Co., Ltd.	10
–	Japan Petroleum Exploration Co., Ltd.	16
–	Kakaku.com, Inc.	45
6	Kawasaki Kisen Kaisha Ltd.	23
2	Kirin Brewery Co., Ltd.	26
3	Komatsu Ltd.	81
1	Komori Corp.	9
1	K's Holdings Corp.	26
–	LINTEC Corp.	10
2	Medipal Holdings Corp.	17
1	Meitec Corp.	16
3	Mitsubishi Corp.	93
64	Mitsubishi UFJ Financial Group, Inc.	331
6	Mitsui & Co., Ltd.	94
1	Mitsui Fudosan Co., Ltd.	25
5	Mitsui O.S.K. Lines Ltd.	33
1	Mori Seiki Co., Ltd.	15
6	Nabtesco Corp.	143
–	Net One Systems Co., Ltd.	19
–	NEXT Co., Ltd.	44
–	Nintendo Co., Ltd.	23
2	Nishimatsuya Chain Co., Ltd.	14
3	Nissan Motor Co., Ltd.	29
–	Nitto Denko Corp.	10
1	NSD Co., Ltd.	15
–	NTT DoCoMo, Inc.	23
–	OBIC Co., Ltd.	68
3	Oita Bank Ltd.	11
–	Okinawa Cellular Telephone Co.	7
–	Opt, Inc.	6
–	Pal Co., Ltd.	14
1	Pigeon Corp.	26
1	Point, Inc.	25
–	Rakuten, Inc.	29
1	Roland Corp.	14
1	Ryohin Keikaku Co., Ltd.	21
3	Sankyu, Inc.	13
–	Sbi Holdings, Inc.	45
1	Sega Sammy Holdings, Inc.	12
–	Septeni Holdings Co., Ltd.	6
2	Seven & I Holdings Co., Ltd.	51
–	Seven Bank Ltd.	29
1	Shimachu Co., Ltd.	18
1	Shin-Etsu Chemical Co., Ltd.	60
1	Shinkawa Ltd.	10
2	Shinko Electric Industries Co., Ltd.	18
2	Shinko Plantech Co., Ltd.	15
4	Shionogi & Co., Ltd.	79
17	Showa Denko K.K.	38
1	Softbank Corp.	27
–	So-Net Entertainment Corp.	24
–	Sony Financial Holdings, Inc.	48
2	Square Enix Holdings Co., Ltd.	34
2	Stanley Electric Co., Ltd.	28
6	Sumco Corp.	99
2	Sumitomo Bakelite Co., Ltd.	12
5	Sumitomo Chemical Co., Ltd.	26
22	Sumitomo Metal Industries	52

3

The Hartford Diversified International Fund
Schedule of Investments ― (continued) January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.4% - (continued)
	Japan - 16.3% - (continued)
1	Sumitomo Mitsui Financial Group, Inc.	$27
1	T&D Holdings, Inc.	23
4	Teijin Ltd.	17
3	The Yamanashi Chuo Bank Ltd.	15
–	Toei Animation Co., Ltd.	9
2	Toho Holdings Co., Ltd.	27
1	Tokai Rika Co., Ltd.	20
1	Tokio Marine Holdings, Inc.	20
17	Tokyo Gas Co., Ltd.	74
1	Tokyo Seimitsu Co., Ltd.	16
3	Toyota Motor Corp.	126
–	Tri-Stage, Inc. ●	6
–	Tsuruha Holdings, Inc.	19
–	Tsutsumi Jewelry Co., Ltd.	6
–	Works Application Co., Ltd.	11
3	Yamaha Motor Co., Ltd.	53
2	Yamazen Corp.	10
1	Yusen Logistics Co. Ltd.	17
1	Zuken, Inc.	10
		4,007
	Luxembourg - 1.0%
–	Aperam ●	3
2	ArcelorMittal ADR	55
3	Evraz Group S.A. §	136
–	Millicom International Cellular S.A.	19
1	Ternium S.A. ADR	33
		246
	Malaysia - 1.1%
233	AirAsia Berhad ●	210
13	CIMB Group Holdings Berhad	36
		246
	Mexico - 2.0%
3	Alfa, SAB	38
5	America Movil S.A. de C.V. ADR	274
1	Fomento Economico Mexicano S.A.B. de C.V. ADR	27
11	Genomma Laboratories Internacional S.A. ●	28
12	Grupo Mexico SAB de CV	46
10	Grupo Modelo S.A.B.	62
7	Mexichem SAB de CV	26
		501
	Netherlands - 2.3%
9	AerCap Holdings N.V. ●	135
–	Akzo Nobel N.V.	15
1	ASML Holding N.V.	62
1	European Aeronautic Defence and Space Co. N.V.	30
–	Fugro N.V. - CVA	20
2	Heineken N.V.	80
8	ING Groep N.V.	94
1	Koninklijke (Royal) KPN N.V.	20
1	Koninklijke Philips Electronics N.V.	40
2	SBM Offshore N.V.	41
1	TNT N.V.	15
1	Wolters Kluwer N.V.	13
		565
	Norway - 0.7%
3	DNB Nor ASA	45
–	Schibsted ASA	12
1	Statoil ASA	32
7	Telenor ASA	100
		189
	Philippines - 0.1%
17	Metropolitan Bank and Trust	25

	Poland - 0.0%
1	Warsaw Stock Exchange ●	11

	Portugal - 0.1%
1	Jeronimo Martins	18

	Russia - 1.1%
5	Mining and Metallurgical Co. Norilsk Nickel ADR	119
6	OAO Gazprom Class S ADR	153
		272
	Singapore - 1.4%
55	Capitacommercial Trust	61
48	China Minzhong Food Corp., Ltd. ●	55
14	FJ Benjamin Holdings Ltd.	4
23	Genting Singapore plc ●	37
13	Indofood Agri Resources Ltd. ●	26
32	Olam International Ltd.	78
10	Oversea-Chinese Banking Corp., Ltd.	74
		335
	South Africa - 0.2%
–	AngloGold Ltd. ADR	9
2	MTN Group Ltd.	38
		47
	South Korea - 2.0%
1	Daum Communications Corp. ●	56
2	Foosung Co., Ltd. ●	8
–	GS Home Shopping, Inc.	31
1	Hyundai Development Co. ●	37
–	Hyundai Motor Co., Ltd.	28
1	Kangwon Land, Inc. ●	28
–	KB Financial Group, Inc. ●	20
1	Korea Telecom Corp.	25
–	LG Household & Health Care Ltd.	67
3	LG Telecom Ltd.	18
–	Samsung Electronics Co., Ltd.	90
–	Shinhan Financial Group Co., Ltd. ADR	31
–	SK Telecom Co., Ltd.	22
–	Yuhan Corp. ●	19
		480
	Spain - 0.8%
3	Almirall S.A.	33
4	Banco Santander Central Hispano S.A.	50
–	Industria de Diseno Textil S.A.	37
3	International Consolidated Airlines Group S..A. ●	13
–	Prosegur Compania de Seguridad S.A.	12
1	Repsol YPF S.A.	20
1	Telefonica S.A.	33
		198
	Sweden - 1.8%
2	Assa Abloy Ab	64
1	Atlas Copco Ab	33
–	Elekta Ab	6

4

The Hartford Diversified International Fund
Schedule of Investments ― (continued) January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.4% - (continued)
	Sweden - 1.8% - (continued)
1	Hennes & Mauritz Ab	$30
1	Hexagon Ab	22
2	Sandvik Ab	43
1	Swedish Match Ab	18
7	Telefonaktiebolaget LM Ericsson ADR	88
15	Telia Ab	122
2	Volvo Ab Class B	35
		461
	Switzerland - 4.8%
2	ABB Ltd.	36
2	Adecco S.A.	116
–	Bank Sarasin & Cie AG	16
1	CIE Financiere Richemont S.A.	33
1	Credit Suisse Group AG	33
–	Galenica AG	30
1	Julius Baer Group Ltd.	30
–	Kuehne & Nagel International AG	49
–	Lindt & Spruengli AG	13
2	Micronas Semiconductor Holding AG ●	24
–	Panalpina Welttransport Holding AG	19
1	Roche Holding AG	130
–	SGS S.A.	20
–	Straumann Holding AG	22
3	Swiss Re	174
–	Tecan Group AG	13
3	Temenos Group AG ●	129
15	UBS AG	263
–	Zurich Financial Services AG	29
		1,179
	Taiwan - 1.6%
13	Chroma Ate, Inc.	40
12	Delta Electronics, Inc.	55
2	High Technology Computer Corp.	79
11	Hon Hai Precision Industry Co., Ltd.	48
3	Hon Hai Precision Industry Co., Ltd. GDR ■	29
24	Synnex Technology International Corp.	64
6	Taiwan Semiconductor Manufacturing Co., Ltd.	16
26	United Microelectronics Corp.	16
14	Wistron Corp.	27
		374
	Thailand - 0.9%
15	Advanced Info Service Public Co., Ltd.	39
149	Bank of Ayudhya plc	118
22	CP ALL PCL	28
38	Mcot PCL	35
		220
	Turkey - 0.2%
12	Turkiye Garanti Bankasi A.S.	55

	United Kingdom - 14.2%
1	Anglo American plc	34
11	Arm Holdings plc	94
1	AstraZeneca plc	53
3	AstraZeneca plc ADR	127
1	Babcock International Group plc	9
13	BAE Systems plc	74
42	Barclays Bank plc	198
7	BG Group plc	160
3	Bovis Homes Group	18
39	BP plc	304
5	British American Tobacco plc ‡	176
1	Bunzl plc	10
7	Burberry Group plc	117
4	Capital Group plc	43
3	Catlin Group Ltd.	19
–	Chemring Group plc	14
3	Compass Group plc	29
–	Croda International plc	8
2	CSR plc ●	15
2	Ferrexpo plc	13
5	Fresnillo plc	105
10	Game Group plc	11
11	Hays plc	21
9	Home Retail Group	33
11	HSBC Holdings plc	121
5	Imperial Tobacco Group plc	146
1	Intertek Group plc	16
5	Kingfisher plc	20
13	Lancashire Holdings Ltd.	119
5	Land Securities Group plc	56
21	Logica plc	45
5	Paragon Group Companies plc	14
4	Persimmon plc	26
2	Petropavlovsk plc	29
9	Prudential plc	94
1	Reckitt Benckiser Group plc	47
12	Rexam plc	65
3	Rio Tinto plc	232
3	Rolls-Royce Group plc	31
–	Rotork plc	7
2	Serco Group plc	17
3	Severn Trent plc	67
–	Shire plc	11
9	SIG plc	22
1	Spectris plc	24
6	Standard Chartered plc	156
7	Tesco plc	48
–	The Weir Group plc	9
5	Thomas Cook Group plc	15
3	Vedanta Resources plc	112
62	Vodafone Group plc	174
5	William Hill plc	16
3	Xstrata plc	56
		3,480
	United States - 1.0%
5	American Oriental Bioengineering, Inc. ●	11
8	Cental Euro Distribution Corp. ●	176
1	China Natural Gas ●	6
1	Exceed Co., Ltd. ●	5
–	iSoftStone Holdings Ltd. ●	2
1	Liberty Global, Inc. ●	49
1	Netease.com, Inc. ●	20
2	Sinovac Biotech Ltd. ●	10
–	World Fuel Services Corp.	11
		290
	Total common stocks
	(cost $20,977)	$23,669

5

The Hartford Diversified International Fund
Schedule of Investments ― (continued) January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
WARRANTS - 0.1%
	France - 0.1%
5	Societe Industrielle D'Aviations Latecoere S.A.		$14

	Total warrants
	(cost $–)		$14

EXCHANGE TRADED FUNDS - 0.7%
	United States - 0.7%
4	iShares MSCI ACWI Index Fund		$182
	Total exchange traded funds
	(cost $178)		$182
	Total long-term investments
	(cost $21,155)		$23,865

SHORT-TERM INVESTMENTS - 2.2%
	Repurchase Agreements - 2.2%
	Bank of America Merrill Lynch TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2011 in the amount of $63,
	collateralized by FNMA 3.50% - 4.00%,
	2026 - 2040, value of $64)
$63	0.22%, 01/31/2011		$63
	Barclays Capital TriParty Joint Repurchase
	Agreement (maturing on 02/01/2011 in the
	amount of $225, collateralized by FHLMC
	0.18% - 4.00%, 2012 - 2025, FNMA 3.50%
	- 6.00%, 2025 - 2039, value of $230)
225	0.22%, 01/31/2011		225
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2011 in the amount of $247,
	collateralized by GNMA 4.00% - 7.00%,
	2034 - 2041, value of $252)
247	0.22%, 01/31/2011		247
	UBS Securities, Inc. Joint Repurchase
	Agreement (maturing on 02/01/2011 in the
	amount of $1, collateralized by U.S.
	Treasury Bill 0.88%, 2011, value of $1)
1	0.20%, 01/31/2011		1
			536
	Total short-term investments
	(cost $536)		$536

	Total investments
	(cost $21,691) ▲	99.4%	$24,401
	Other assets and liabilities	0.6%	145
	Total net assets	100.0%	$24,546

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 95.5% of total net assets at January 31, 2011.

Prices of foreign equities that are principally traded on certain foreign markets are adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York  Stock Exchange.

6

The Hartford Diversified International Fund
Schedule of Investments ― (continued) January 31, 2011 (Unaudited)
(000’s Omitted)

▲	At January 31, 2011, the cost of securities for federal income tax purposes was $22,168 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$3,043
Unrealized Depreciation	(810)
Net Unrealized Appreciation	$2,233

●	Currently non-income producing.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. At January 31, 2011, the aggregate value of these securities was $59, which represents 0.24% of total net assets.

§
These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S.  person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2011, the aggregate value of these securities amounted to $136, which represents 0.55% of total net assets.

☼	The cost of securities purchased on a when-issued, delayed delivery or delayed draw basis at January 31, 2011 was $28.

Foreign Currency Contracts Outstanding at January 31, 2011

						Unrealized
				Contract		Appreciation/
Description	Counterparty	Buy / Sell	Market Value ╪	Amount	Delivery Date	(Depreciation)
Australian Dollar	JP Morgan Securities	Sell	$88	$88	02/01/2011	$–
British Pound	RBS Securities	Sell	12	12	02/01/2011	–
British Pound	State Street Global Markets LLC	Buy	5	5	02/03/2011	–
Canadian Dollar	State Street Global Markets LLC	Buy	11	11	02/01/2011	–
Euro	UBS AG	Buy	20	20	02/01/2011	–
Hong Kong Dollar	State Street Global Markets LLC	Buy	5	5	02/01/2011	–
Hong Kong Dollar	Westpac International	Buy	1	1	02/07/2011	–
Japanese Yen	Banc of America Securities	Sell	109	105	08/11/2011	(4)
Japanese Yen	Barclay Investments	Sell	17	17	02/03/2011	–
Japanese Yen	Barclay Investments	Buy	21	21	02/04/2011	–
Japanese Yen	Brown Brothers Harriman	Buy	20	18	02/04/2011	2
Japanese Yen	Brown Brothers Harriman	Sell	246	225	02/04/2011	(21)
Japanese Yen	Citibank	Buy	12	11	02/04/2011	1
Japanese Yen	Citibank	Sell	11	10	02/04/2011	(1)
Japanese Yen	Goldman Sachs	Buy	29	28	02/04/2011	1
Japanese Yen	Goldman Sachs	Sell	129	130	02/10/2011	1
Japanese Yen	Goldman Sachs	Sell	2	2	02/04/2011	–
Japanese Yen	JP Morgan Securities	Buy	25	25	02/01/2011	–
Japanese Yen	JP Morgan Securities	Sell	41	42	08/11/2011	1
Japanese Yen	JP Morgan Securities	Sell	9	9	02/01/2011	–
Japanese Yen	JP Morgan Securities	Sell	81	81	04/27/2012	–
Japanese Yen	Mellon Securities	Sell	12	12	02/02/2011	–
Japanese Yen	Mellon Securities	Buy	9	9	02/02/2011	–
Japanese Yen	Standard Chartered Bank	Buy	7	6	02/04/2011	1
Japanese Yen	Standard Chartered Bank	Sell	30	26	02/04/2011	(4)
Swedish Krona	RBS Securities	Sell	10	10	02/01/2011	–
						$(23)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

7

The Hartford Diversified International Fund
Schedule of Investments ― (continued) January 31, 2011 (Unaudited)
(000’s Omitted)

Diversification by Industry
as of January 31, 2011

Percentage of
Industry (Sector)	Net Assets
Automobiles & Components (Consumer Discretionary)	4.0%
Banks (Financials)	10.3
Capital Goods (Industrials)	10.0
Commercial & Professional Services (Industrials)	1.4
Consumer Durables & Apparel (Consumer Discretionary)	2.4
Consumer Services (Consumer Discretionary)	2.0
Diversified Financials (Financials)	2.2
Energy (Energy)	8.4
Food & Staples Retailing (Consumer Staples)	2.1
Food, Beverage & Tobacco (Consumer Staples)	4.9
Health Care Equipment & Services (Health Care)	1.3
Household & Personal Products (Consumer Staples)	0.8
Insurance (Financials)	3.4
Materials (Materials)	11.2
Media (Consumer Discretionary)	1.3
Other Investment Pools and Funds (Financials)	0.7
Pharmaceuticals, Biotechnology & Life Sciences (Health Care)	5.0
Real Estate (Financials)	1.8
Retailing (Consumer Discretionary)	3.4
Semiconductors & Semiconductor Equipment (Information Technology)	2.6
Software & Services (Information Technology)	4.1
Technology Hardware & Equipment (Information Technology)	3.2
Telecommunication Services (Services)	4.9
Transportation (Industrials)	3.3
Utilities (Utilities)	2.5
Short-Term Investments	2.2
Other Assets and Liabilities	0.6
Total	100.0%

8

The Hartford Diversified International Fund
Schedule of Investments ― (continued) January 31, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Argentina	$79	$79	$–	$–
Australia	608	120	488	–
Austria	83	–	83	–
Belgium	251	–	251	–
Brazil	1,291	1,291	–	–
Canada	614	614	–	–
China	746	376	370	–
Colombia	130	130	–	–
Denmark	268	32	236	–
Finland	232	–	232	–
France	2,181	134	2,047	–
Germany	1,087	220	867	–
Greece	48	–	48	–
Hong Kong	1,229	60	1,169	–
India	369	45	324	–
Indonesia	98	–	98	–
Ireland	309	175	134	–
Israel	228	228	–	–
Italy	619	–	619	–
Japan	4,007	10	3,997	–
Luxembourg	246	246	–	–
Malaysia	246	–	246	–
Mexico	501	501	–	–
Netherlands	565	135	430	–
Norway	189	–	189	–
Philippines	25	–	25	–
Poland	11	11	–	–
Portugal	18	–	18	–
Russia	272	272	–	–
Singapore	335	–	335	–
South Africa	47	9	38	–
South Korea	480	31	449	–
Spain	198	13	185	–
Sweden	461	88	373	–
Switzerland	1,179	29	1,150	–
Taiwan	374	29	345	–
Thailand	220	182	38	–
Turkey	55	–	55	–
United Kingdom	3,480	127	3,353	–
United States	290	290	–	–
Total	23,669	5,477	18,192	–
Exchange Traded Funds	182	182	–	–
Warrants	14	14	–	–
Short-Term Investments	536	–	536	–
Total	$24,401	$5,673	$18,728	$–
Foreign Currency Contracts*	7	–	7	–
Total	$7	$–	$7	$–
Liabilities:
Foreign Currency Contracts*	30	–	30	–
Total	$30	$–	$30	$–

♦	For the three-month period ended January 31, 2011, there were no significant transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

9

The Hartford Diversified International Fund
Schedule of Investments ― (continued) January 31, 2011 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance		Change in						Balance
	as of	Realized	Unrealized				Transfers	Transfers	as of
	October	Gain	Appreciation	Net			Into	Out of	January
	31, 2010	(Loss)	(Depreciation)	Amortization	Purchases	Sales	Level 3	Level 3	31, 2011
Assets:
Common Stocks	$3	$—	$—	$—	$—	$(3)	$—	$—	$—
Total	$3	$—	$—	$—	$—	$(3)	$—	$—	$—

10

The Hartford Dividend and Growth Fund
Schedule of Investments
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.3%
	Automobiles & Components - 1.8%
333	Daimler AG	$24,345
1,010	Honda Motor Co., Ltd. ADR	43,984
1,173	Johnson Controls, Inc.	45,020
		113,349
	Banks - 5.6%
1,319	PNC Financial Services Group, Inc.	79,164
1,864	US Bancorp	50,331
6,764	Wells Fargo & Co.	219,294
		348,789
	Capital Goods - 9.4%
1,117	Cooper Industries plc Class A	68,452
861	Deere & Co.	78,238
876	General Dynamics Corp.	66,020
4,062	General Electric Co.	81,815
794	Honeywell International, Inc.	44,461
402	Illinois Tool Works, Inc.	21,508
977	Northrop Grumman Corp.	67,713
1,386	Pentair, Inc.	50,146
646	Raytheon Co.	32,269
576	Siemens AG ADR	73,900
		584,522
	Commercial & Professional Services - 0.8%
1,325	Waste Management, Inc.	50,159

	Diversified Financials - 6.3%
414	Ameriprise Financial, Inc.	25,517
5,817	Bank of America Corp.	79,874
195	Goldman Sachs Group, Inc.	31,889
3,487	JP Morgan Chase & Co.	156,715
624	Morgan Stanley	18,346
220	State Street Corp.	10,294
3,806	UBS AG ADR	68,348
		390,983
	Energy - 15.1%
1,222	Anadarko Petroleum Corp.	94,169
1,375	Baker Hughes, Inc.	94,194
945	Cenovus Energy, Inc.	32,714
2,193	Chevron Corp.	208,191
1,065	EnCana Corp. ADR	34,358
2,881	Exxon Mobil Corp.	232,414
843	Marathon Oil Corp.	38,507
1,284	Nexen, Inc.	32,290
522	Occidental Petroleum Corp.	50,477
1,132	Total S.A. ADR	66,510
1,036	Ultra Petroleum Corp. ●	49,443
		933,267
	Food & Staples Retailing - 1.6%
1,488	CVS/Caremark Corp.	50,890
866	Wal-Mart Stores, Inc.	48,562
		99,452
	Food, Beverage & Tobacco - 4.0%
516	Nestle S.A. ADR	27,978
1,384	PepsiCo, Inc.	88,986
1,421	Philip Morris International, Inc.	81,349
1,564	Unilever N.V. NY Shares ADR	46,347
		244,660
	Health Care Equipment & Services - 3.1%
1,449	Cardinal Health, Inc.	60,136
280	Covidien plc	13,277
2,170	Medtronic, Inc.	83,162
779	UnitedHealth Group, Inc.	31,961
		188,536
	Household & Personal Products - 1.5%
258	Colgate-Palmolive Co.	19,838
1,126	Procter & Gamble Co.	71,073
		90,911
	Insurance - 4.4%
1,359	ACE Ltd.	83,710
739	Chubb Corp.	42,816
449	Marsh & McLennan Cos., Inc.	12,518
2,338	MetLife, Inc.	106,996
162	Prudential Financial, Inc.	9,965
322	Transatlantic Holdings, Inc.	16,556
		272,561
	Materials - 3.1%
918	Barrick Gold Corp.	43,614
1,269	Dow Chemical Co.	45,017
1,292	Owens-Illinois, Inc. ●	38,092
981	Rio Tinto plc ADR	68,181
		194,904
	Media - 3.5%
3,864	Comcast Corp. Class A	87,910
4,750	News Corp. Class A	71,339
264	Omnicom Group, Inc.	11,835
1,350	Time Warner, Inc.	42,452
		213,536
	Pharmaceuticals, Biotechnology & Life Sciences - 10.1%
1,410	AstraZeneca plc ADR	68,939
2,063	Bristol-Myers Squibb Co.	51,956
2,994	Eli Lilly & Co.	104,105
1,731	Johnson & Johnson	103,438
3,132	Merck & Co., Inc.	103,905
8,845	Pfizer, Inc.	161,155
620	Teva Pharmaceutical Industries Ltd. ADR	33,867
		627,365
	Real Estate - 0.1%
202	Plum Creek Timber Co., Inc.	8,470

	Retailing - 2.3%
2,495	Buck Holdings L.P. ⌂●†	5,096
2,745	Lowe's Co., Inc.	68,081
3,154	Staples, Inc.	70,372
		143,549
	Semiconductors & Semiconductor Equipment - 2.3%
1,027	Analog Devices, Inc.	39,859
2,896	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	37,853
632	Texas Instruments, Inc.	21,435
1,231	Xilinx, Inc.	39,648
		138,795
	Software & Services - 7.2%
1,436	Accenture plc	73,926
1,269	Automatic Data Processing, Inc.	60,795
1,440	eBay, Inc. ●	43,703

1

The Hartford Dividend and Growth Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 97.3% - (continued)
	Software & Services - 7.2% - (continued)
1,119	IBM Corp.		$181,213
3,169	Microsoft Corp.		87,861
			447,498
	Technology Hardware & Equipment - 4.5%
941	Avnet, Inc. ●		33,501
3,163	Cisco Systems, Inc. ●		66,904
2,164	Corning, Inc.		48,051
1,166	Hewlett-Packard Co.		53,288
1,349	Qualcomm, Inc.		73,005
			274,749
	Telecommunication Services - 3.4%
7,678	AT&T, Inc.		211,309

	Transportation - 2.2%
650	FedEx Corp.		58,735
1,050	United Parcel Service, Inc. Class B		75,194
			133,929
	Utilities - 5.0%
1,716	Dominion Resources, Inc.		74,697
1,459	Exelon Corp.		62,017
1,202	NextEra Energy, Inc.		64,269
1,033	PG&E Corp.		47,817
1,118	PPL Corp.		28,841
1,224	Xcel Energy, Inc.		28,845
			306,486
	Total common stocks
	(cost $4,970,642)		$6,017,779

	Total long-term investments
	(cost $4,970,642)		$6,017,779

SHORT-TERM INVESTMENTS - 2.4%
	Repurchase Agreements - 2.4%
	Bank of America Merrill Lynch TriParty
	Joint Repurchase Agreement (maturing on
	02/01/2011 in the amount of $17,643,
	collateralized by FNMA 3.50% - 4.00%,
	2026 - 2040, value of $17,996)
$17,643	0.22%, 01/31/2011		$17,643
	Barclays Capital TriParty Joint Repurchase
	Agreement (maturing on 02/01/2011 in the
	amount of $63,358, collateralized by
	FHLMC 0.18% - 4.00%, 2012 - 2025,
	FNMA 3.50% - 6.00%, 2025 - 2039, value
	of $64,625)
63,358	0.22%, 01/31/2011		63,358
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2011 in the amount of $69,583,
	collateralized by GNMA 4.00% - 7.00%,
	2034 - 2041, value of $70,974)
69,582	0.22%, 01/31/2011		69,582
	UBS Securities, Inc. Joint Repurchase
	Agreement (maturing on 02/01/2011 in the
	amount of $141, collateralized by U.S.
	Treasury Bill 0.88%, 2011, value of $144)
141	0.20%, 01/31/2011		141
			150,724
	Total short-term investments
	(cost $150,724)		$150,724

	Total investments
	(cost $5,121,366) ▲	99.7%	$6,168,503
	Other assets and liabilities	0.3%	20,530
	Total net assets	100.0%	$6,189,033

2

The Hartford Dividend and Growth Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 11.3% of total net assets at January 31, 2011.

Prices of foreign equities that are principally traded on certain foreign markets are adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2011, the cost of securities for federal income tax purposes was $5,157,839 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,119,476
Unrealized Depreciation	(108,812)
Net Unrealized Appreciation	$1,010,664

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund's Board of Directors at January 31, 2011, was $5,096, which represents 0.08% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/Par	Security	Cost Basis
06/2007	2,495	Buck Holdings L.P.	$1,915

The aggregate value of these securities at January 31, 2011, was $5,096, which represents 0.08% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
January 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$6,017,779	$5,988,338	$24,345	$5,096
Short-Term Investments	150,724	–	150,724	–
Total	$6,168,503	$5,988,338	$175,069	$5,096

♦	For the three-month period ended January 31, 2011, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

3

The Hartford Dividend and Growth Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance		Change in							Balance
	as of	Realized	Unrealized					Transfers	Transfers	as of
	October	Gain	Appreciation		Net			Into	Out of	January
	31, 2010	(Loss)	(Depreciation)		Amortization	Purchases	Sales	Level 3	Level 3	31, 2011
Assets:
Common Stocks	$5,751	$471	$(433	)*	$—	$—	$(693)	$—	$—	$5,096
Total	$5,751	$471	$(433)		$—	$—	$(693)	$—	$—	$5,096

*	Change in unrealized appreciation or depreciation in the current period relating to assets still held at January 31, 2011 was $(433).

4

The Hartford Equity Growth Allocation Fund
Schedule of Investments
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 90.6%
EQUITY FUNDS - 90.6%
853	The Hartford Capital Appreciation Fund,
	Class Y●	$32,828
209	The Hartford Capital Appreciation II Fund,
	Class Y●	3,060
803	The Hartford Disciplined Equity Fund,
	Class Y	10,666
297	The Hartford Dividend and Growth Fund,
	Class Y	5,881
581	The Hartford Equity Income Fund, Class Y	7,614
266	The Hartford Fundamental Growth Fund,
	Class Y●	3,179
654	The Hartford Global Growth Fund, Class Y	10,804
404	The Hartford Global Research Fund, Class Y	4,095
185	The Hartford Growth Fund, Class Y●	3,447
454	The Hartford Growth Opportunities Fund,
	Class Y	13,159
915	The Hartford International Opportunities Fund,
	Class Y	14,294
1,025	The Hartford International Small Company
	Fund, Class Y	13,843
248	The Hartford International Value Fund,
	Class Y	3,084
153	The Hartford MidCap Fund, Class Y●	3,751
540	The Hartford MidCap Value Fund, Class Y	6,710
881	The Hartford Small Company Fund, Class Y●	18,929
866	The Hartford Small/Mid Cap Equity Fund,
	Class Y	9,168
351	The Hartford SmallCap Growth Fund,
	Class Y●	11,291
4,088	The Hartford Value Fund, Class Y	47,831
322	The Hartford Value Opportunities Fund,
	Class Y	4,515
	Total equity funds
	(cost $199,781)	$228,149

	Total investments in affiliated investment
	companies
	(cost $199,781)	$228,149

EXCHANGE TRADED FUNDS - 9.5%
453	Powershares DB Commodity Index Tracking
	Fund ●		$12,936
143	SPDR Dow Jones International Real Estate		5,549
28	SPDR Dow Jones REIT		1,797
81	Vanguard Emerging Markets		3,773
	Total exchange traded funds
	(cost $20,117)		$24,055

	Total long-term investments
	(cost $219,898)		$252,204

	Total investments
	(cost $219,898) ▲	100.1%	$252,204
	Other assets and liabilities	(0.1)%	(238)
	Total net assets	100.0%	$251,966
Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2011, the cost of securities for federal income tax purposes was $220,737 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$34,411
Unrealized Depreciation	(2,944)
Net Unrealized Appreciation	$31,467

●	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

1

The Hartford Equity Growth Allocation Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$228,149	$228,149	$–	$–
Exchange Traded Funds	24,055	24,055	–	–
Total	$252,204	$252,204	$–	$–

♦	For the three-month period ended January 31, 2011, there were no significant transfers between Level 1 and Level 2.

2

The Hartford Equity Income Fund
Schedule of Investments
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.0%
	Banks - 9.1%
295	BB&T Corp.	$8,165
116	M&T Bank Corp.	10,030
357	PNC Financial Services Group, Inc.	21,404
140	Toronto-Dominion Bank ADR	10,507
415	US Bancorp	11,202
950	Wells Fargo & Co.	30,783
		92,091
	Capital Goods - 11.3%
322	3M Co.	28,266
110	Eaton Corp.	11,897
1,121	General Electric Co.	22,581
307	Illinois Tool Works, Inc.	16,411
64	Lockheed Martin Corp.	5,055
85	PACCAR, Inc.	4,779
44	Schneider Electric S.A.	6,897
392	Tyco International Ltd.	17,578
		113,464
	Commercial & Professional Services - 2.6%
336	Republic Services, Inc.	10,350
430	Waste Management, Inc.	16,273
		26,623
	Consumer Durables & Apparel - 2.6%
285	Mattel, Inc.	6,744
262	Stanley Black & Decker, Inc.	19,056
		25,800
	Consumer Services - 1.1%
153	McDonald's Corp.	11,264

	Diversified Financials - 7.4%
308	Bank of New York Mellon Corp.	9,633
65	BlackRock, Inc.	12,772
227	Credit Suisse Group ADR	10,127
41	Goldman Sachs Group, Inc.	6,643
782	JP Morgan Chase & Co.	35,125
		74,300
	Energy - 14.8%
483	Chevron Corp.	45,813
308	ConocoPhillips Holding Co.	22,028
406	Exxon Mobil Corp.	32,758
338	Marathon Oil Corp.	15,437
241	Occidental Petroleum Corp.	23,319
292	Royal Dutch Shell plc B Shares	10,178
		149,533
	Food & Staples Retailing - 1.5%
529	Sysco Corp.	15,409

	Food, Beverage & Tobacco - 7.4%
346	Altria Group, Inc.	8,127
344	General Mills, Inc.	11,957
576	Kraft Foods, Inc.	17,602
286	PepsiCo, Inc.	18,380
234	Philip Morris International, Inc.	13,377
195	Unilever N.V. NY Shares ADR	5,778
		75,221
	Household & Personal Products - 1.5%
231	Kimberly-Clark Corp.	14,929

	Insurance - 6.3%
290	ACE Ltd.	17,862
110	Allstate Corp.	3,425
271	Chubb Corp.	15,685
978	Marsh & McLennan Cos., Inc.	27,261
		64,233
	Materials - 4.2%
196	E.I. DuPont de Nemours & Co.	9,923
232	Nucor Corp.	10,660
85	PPG Industries, Inc.	7,124
177	Sherwin-Williams Co.	14,989
		42,696
	Pharmaceuticals, Biotechnology & Life Sciences - 8.7%
146	AstraZeneca plc ADR	7,130
448	Johnson & Johnson	26,747
787	Merck & Co., Inc.	26,118
1,544	Pfizer, Inc.	28,137
		88,132
	Retailing - 4.4%
160	Genuine Parts Co.	8,270
818	Home Depot, Inc.	30,060
157	Nordstrom, Inc.	6,461
		44,791
	Semiconductors & Semiconductor Equipment - 5.4%
441	Analog Devices, Inc.	17,108
699	Intel Corp.	14,994
463	Maxim Integrated Products, Inc.	11,960
329	Xilinx, Inc.	10,591
		54,653
	Software & Services - 2.1%
768	Microsoft Corp.	21,285

	Telecommunication Services - 2.3%
836	AT&T, Inc.	23,017

	Utilities - 5.3%
191	American Electric Power Co., Inc.	6,822
131	Dominion Resources, Inc.	5,686
154	NextEra Energy, Inc.	8,208
213	Northeast Utilities	7,019
114	PG&E Corp.	5,262
280	UGI Corp.	8,775
493	Xcel Energy, Inc.	11,618
		53,390
	Total common stocks
	(cost $851,877)	$990,831

	Total long-term investments
	(cost $851,877)	$990,831

SHORT-TERM INVESTMENTS - 1.6%
	Repurchase Agreements - 1.6%
	Bank of America Merrill Lynch TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2011 in the amount of $1,945,
	collateralized by FNMA 3.50% - 4.00%,
	2026 - 2040, value of $1,984)
$1,945	0.22%, 01/31/2011	$1,945

1

The Hartford Equity Income Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SHORT-TERM INVESTMENTS - 1.6% - (continued)
	Repurchase Agreements - 1.6% - (continued)
	Barclays Capital TriParty Joint Repurchase
	Agreement (maturing on 02/01/2011 in the
	amount of $6,984, collateralized by
	FHLMC 0.18% - 4.00%, 2012 - 2025,
	FNMA 3.50% - 6.00%, 2025 - 2039, value
	of $7,124)
$ 6,984	0.22%, 01/31/2011		$6,984
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2011 in the amount of $7,670,
	collateralized by GNMA 4.00% - 7.00%,
	2034 - 2041, value of $7,824)
7,670	0.22%, 01/31/2011		7,670
	UBS Securities, Inc. Joint Repurchase
	Agreement (maturing on 02/01/2011 in the
	amount of $16, collateralized by U.S.
	Treasury Bill 0.88%, 2011, value of $16)
16	0.20%, 01/31/2011		16
			16,615
	Total short-term investments
	(cost $16,615)		$16,615

	Total investments
	(cost $868,492) ▲	99.6%	$1,007,446
	Other assets and liabilities	0.4%	3,719
	Total net assets	100.0%	$1,011,165

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 5.0% of total net assets at January 31, 2011.

Prices of foreign equities that are principally traded on certain foreign markets are adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2011, the cost of securities for federal income tax purposes was $874,485 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$160,189
Unrealized Depreciation	(27,228)
Net Unrealized Appreciation	$132,961

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

2

The Hartford Equity Income Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2011
	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$990,831	$973,756	$17,075	$–
Short-Term Investments	16,615	–	16,615	–
Total	$1,007,446	$973,756	$33,690	$–

♦	For the three-month period ended January 31, 2011, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

3

The Hartford Floating Rate Fund
Schedule of Investments
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 1.1%
	Finance and Insurance - 1.1%
	Banc of America Large Loan
$74,632	2.01%, 11/15/2015 ■Δ	$68,692
	Bayview Financial Acquisition Trust
598	2.41%, 05/28/2037 ⌂Δ	1
	Helios Finance L.P.
2,533	2.61%, 10/20/2014 ■Δ	2,478
		71,171
	Total asset & commercial mortgage backed securities
	(cost $70,783)	$71,171

CORPORATE BONDS: INVESTMENT GRADE - 2.5%
	Air Transportation - 0.1%
	United Air Lines, Inc.
$3,777	10.40%, 11/01/2016 ‡	$4,372

	Arts, Entertainment and Recreation - 0.2%
	Time Warner Cable, Inc.
13,000	7.50%, 04/01/2014 ‡	14,991

	Beverage and Tobacco Product Manufacturing - 0.3%
	Anheuser-Busch InBev N.V.
5,000	7.20%, 01/15/2014 ■‡	5,764
8,000	7.75%, 01/15/2019 ■‡	9,876
		15,640
	Chemical Manufacturing - 0.2%
	Dow Chemical Co.
12,000	7.60%, 05/15/2014 ‡	13,943

	Finance and Insurance - 0.9%
	Fifth Third Bank
19,092	3.63%, 01/25/2016	19,238
	Morgan Stanley
20,000	1.90%, 01/24/2014 ‡Δ	20,086
	Nordea Bank Ab
20,833	1.20%, 01/14/2014 ■‡Δ	20,803
		60,127
	Information - 0.2%
	Qwest Corp.
9,945	8.88%, 03/15/2012 ‡	10,716

	Mining - 0.5%
	Anglo American Capital plc
9,970	9.38%, 04/08/2014 ■‡	12,133
	Freeport-McMoRan Copper & Gold, Inc.
9,000	8.25%, 04/01/2015 ‡	9,484
	Rio Tinto Finance USA Ltd.
9,660	8.95%, 05/01/2014 ‡	11,736
		33,353
	Petroleum and Coal Products Manufacturing - 0.1%
	Valero Energy Corp.
3,688	9.38%, 03/15/2019 ‡	4,689

	Total corporate bonds: investment grade
	(cost $144,097)	$157,831

CORPORATE BONDS: NON-INVESTMENT GRADE - 7.5%
	Accommodation and Food Services - 0.3%
	MGM Mirage, Inc.
$6,500	11.13%, 11/15/2017	$7,508
	Wynn Las Vegas LLC
13,000	7.88%, 11/01/2017	13,877
		21,385
	Air Transportation - 0.1%
	Delta Air Lines, Inc.
7,186	9.50%, 09/15/2014 ■‡	7,851

	Arts, Entertainment and Recreation - 0.5%
	CCO Holdings LLC
13,000	7.25%, 10/30/2017	13,520
	Citycenter Holdings LLC
12,940	7.63%, 01/15/2016 ■	13,231
	FireKeepers Development Authority
5,845	13.88%, 05/01/2015 ■‡	6,956
	XM Satellite Radio, Inc.
1,500	13.00%, 08/01/2013 ■	1,785
		35,492
	Beverage and Tobacco Product Manufacturing - 0.1%
	Constellation Brands, Inc.
8,850	8.38%, 12/15/2014 ‡	9,779

	Chemical Manufacturing - 0.4%
	Lyondell Chemical Co.
20,000	11.00%, 05/01/2018 ‡	22,800

	Finance and Insurance - 0.3%
	Ford Motor Credit Co.
4,000	12.00%, 05/15/2015 ‡	5,072
	Host Marriott L.P.
10,000	6.75%, 06/01/2016 ‡	10,325
	Yankee Acquisition Corp.
3,500	9.75%, 02/15/2017	3,675
		19,072
	Food Manufacturing - 0.3%
	Dole Food Co., Inc.
2,090	13.88%, 03/15/2014	2,563
	Pinnacle Foods Finance LLC
5,000	9.25%, 04/01/2015	5,225
	Smithfield Foods, Inc.
9,000	10.00%, 07/15/2014	10,586
		18,374
	Food Services - 0.2%
	Aramark Corp.
15,000	8.50%, 02/01/2015	15,637

	Health Care and Social Assistance - 0.9%
	Alere, Inc.
4,790	7.88%, 02/01/2016 ‡	4,940
	Community Health Systems, Inc.
3,000	8.88%, 07/15/2015	3,169

1

The Hartford Floating Rate Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 7.5% - (continued)
	Health Care and Social Assistance - 0.9% - (continued)
	DJO Finance LLC
$3,150	10.88%, 11/15/2014	$3,457
	HCA, Inc.
6,000	6.75%, 07/15/2013 ‡	6,255
	HealthSouth Corp.
6,360	10.75%, 06/15/2016 ‡	6,869
	Select Medical Corp.
12,000	7.63%, 02/01/2015	12,240
	Valeant Pharmaceuticals International
10,000	6.88%, 12/01/2018 ■	10,275
	Warner Chilcott, Inc.
10,081	7.75%, 09/15/2018 ■	10,484
		57,689
	Information - 1.4%
	Cricket Communications, Inc.
10,023	7.75%, 05/15/2016 ‡	10,549
	CSC Holdings LLC
14,265	8.50%, 04/15/2014 ‡	15,941
	Frontier Communications Corp.
10,000	7.88%, 04/15/2015 ‡	11,100
	Intelsat Subsidiary Holding Co.
1,000	8.50%, 01/15/2013	1,005
4,000	8.88%, 01/15/2015 ■	4,110
	Level 3 Financing, Inc.
6,826	4.34%, 02/15/2015 ‡Δ	6,127
2,000	9.25%, 11/01/2014	2,025
	Mediacom Broadband LLC
5,000	8.50%, 10/15/2015	5,125
	Videotron Ltee
8,000	6.88%, 01/15/2014 ‡	8,110
	Wind Acquisition Finance S.A.
9,940	7.25%, 02/15/2018 ■	10,288
3,500	11.75%, 07/15/2017 ■	3,990
	Windstream Corp.
9,500	8.13%, 08/01/2013 ‡	10,450
		88,820
	Mining - 0.2%
	FMG Resources Pty Ltd.
10,450	6.38%, 02/01/2016 ■	10,567
	International Coal Group, Inc.
1,364	9.13%, 04/01/2018	1,487
		12,054
	Miscellaneous Manufacturing - 0.2%
	Reynolds Group Issuer, Inc.
14,182	7.13%, 04/15/2019 ■‡	14,643

	Motor Vehicle & Parts Manufacturing - 0.3%
	American Axle & Manufacturing, Inc.
8,000	5.25%, 02/11/2014 ‡	8,080
8,858	9.25%, 01/15/2017 ■‡	10,054
		18,134
	Nonmetallic Mineral Product Manufacturing - 0.1%
	Ardagh Packaging Finance
5,000	7.38%, 10/15/2017 ■	5,244

	Paper Manufacturing - 0.2%
	Georgia-Pacific LLC
4,000	8.13%, 05/15/2011 ‡	4,110
6,980	9.50%, 12/01/2011 ‡	7,416
		11,526
	Petroleum and Coal Products Manufacturing - 0.3%
	Inergy L.P.
1,179	8.25%, 03/01/2016 ‡	1,232
7,835	8.75%, 03/01/2015 ‡	8,462
	Western Refining, Inc.
8,000	10.75%, 06/15/2014 ■Δ	8,800
		18,494
	Pipeline Transportation - 0.2%
	Kinder Morgan Finance Co.
15,056	6.00%, 01/15/2018 ■	14,981

	Primary Metal Manufacturing - 0.2%
	Novelis, Inc.
9,973	8.38%, 12/15/2017 ■	10,746

	Professional, Scientific and Technical Services - 0.1%
	Affinion Group, Inc.
5,305	11.50%, 10/15/2015 ‡	5,517

	Retail Trade - 0.4%
	Amerigas Partners L.P.
7,375	7.13%, 05/20/2016 ‡	7,688
	Nebraska Book Co.
2,000	10.00%, 12/01/2011	2,010
	Supervalu, Inc.
6,000	8.00%, 05/01/2016 ‡	5,850
	Yankee Acquisition Corp.
11,000	8.50%, 02/15/2015	11,495
		27,043
	Truck Transportation - 0.1%
	Swift Transportation Co., Inc.
5,000	8.04%, 05/15/2015 ■Δ	5,000

	Utilities - 0.6%
	AES Corp.
12,500	9.75%, 04/15/2016	14,406
	Calpine Corp.
20,000	7.25%, 10/15/2017 ■‡	20,450
	NRG Energy, Inc.
5,000	7.63%, 01/15/2018 ■	5,063
		39,919
	Wholesale Trade - 0.1%
	Spectrum Brands, Inc.
5,000	9.50%, 06/15/2018 ■	5,487

	Total corporate bonds: non-investment grade
	(cost $463,455)	$485,687

2

The Hartford Floating Rate Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS: INVESTMENT GRADE♦ - 0.2%
	Finance and Insurance - 0.2%
	Fortress Investment Group LLC
$14,371	5.75%, 10/07/2015 ±	$14,586

	Total senior floating rate interests:
	investment grade
	(cost $14,441)	$14,586

SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE♦ - 85.2%
	Accommodation and Food Services - 1.9%
	Harrah's Operating Co., Inc., Term B-1
	Loans
$72,000	3.30%, 01/28/2015 ±☼	$66,780
	Harrah's Operating Co., Inc., Term Loan B4
24,998	9.50%, 10/31/2016 ±	26,504
	Las Vegas Sands LLC, Extended Delayed
	Draw Term Loan
4,723	3.04%, 11/23/2016 ±☼	4,698
	Las Vegas Sands LLC, Extended Delayed
	Draw Term Loan 2
1,286	3.04%, 11/23/2015 ±	1,280
	Las Vegas Sands LLC, Extended Term Loan
20,960	3.04%, 11/23/2016 ±☼	20,853
		120,115
	Administrative Waste Management and Remediation - 4.2%
	Acosta, Inc.
35,896	2.51%, 07/29/2013 ±	35,851
	Affinion Group, Inc.
57,610	5.00%, 10/09/2016 ±	57,886
	Energy Solutions, Inc.
19,900	6.25%, 08/12/2016 ±	20,137
	Fleetcor Technologies Operating Co. LLC,
	Tranche 1 Term Loan
12,523	2.51%, 04/30/2013 ±	12,492
	Fleetcor Technologies Operating Co. LLC,
	Tranche 2 Term Loan
3,440	2.51%, 04/30/2013 ±	3,432
	NexTag, Inc.
15,000	7.00%, 12/31/2017 ±☼	14,175
	Ozburn-Hessey Holding Co. LLC
11,513	7.50%, 05/08/2016 ±	11,652
	Servicemaster Co., Delayed Draw Term
	Loan
5,059	2.76%, 07/24/2014 ±☼	4,985
	Servicemaster Co., Term Loan B
55,804	2.77%, 07/24/2014 ±☼	54,978
	SI Organization, Inc.
11,000	5.75%, 11/19/2016 ±	11,096
	Smile Brands Group, Inc.
12,750	7.00%, 12/21/2017 ±	12,766
	Synagro Technologies, Inc.
10,280	2.27%, 03/28/2014 ±	9,528
	TransUnion LLC
10,603	6.75%, 06/15/2017 ±	10,704
	Volume Services America, Inc.
9,975	10.50%, 09/16/2016 ±⌂	10,037
		269,719
	Agriculture, Construction, Mining and Machinery - 0.8%
	Goodyear Engineered Products, Delayed
	Draw Term Loan
3,822	2.76%, 07/31/2014 ±	3,566
	Goodyear Engineered Products, Initial Term
	Loan
27,100	2.76%, 07/31/2014 ±	25,284
	Goodyear Engineered Products, Second Lien
	Term Loan
3,000	6.01%, 07/31/2015 ±	2,636
	Kion Group GMBH, Facility B
2,512	2.25%, 12/28/2014 ◊☼	2,314
	Kion Group GMBH, Facility C
2,512	2.25%, 12/28/2015 ◊☼	2,326
	Nacco Material Handling Group
12,267	2.09%, 03/22/2013 ±	11,899
		48,025
	Agriculture, Forestry, Fishing and Hunting - 0.2%
	WM Bolthouse Farms, Inc.
13,000	9.50%, 08/11/2016 ±	13,227

	Air Transportation - 2.6%
	AWAS Aviation Holdings LLC
9,800	7.75%, 06/10/2016 ±	10,069
	Delta Air Lines, Inc., First Lien Term Loan
22,824	1.94%, 04/30/2012 ±	22,705
	Delta Air Lines, Inc., New Term Loan B
9,223	8.75%, 09/27/2013 ±	9,258
	Delta Air Lines, Inc., Second Lien Term
	Loan
13,901	3.51%, 04/30/2014 ±	13,692
	MacQuarie Aircraft Leasing Finance S.A.,
	First Lien Term Loan
12,675	1.76%, 11/29/2013 ±⌂	11,978
	MacQuarie Aircraft Leasing Finance S.A.,
	Second Lien Term Loan
10,690	4.26%, 11/29/2013 ±⌂	9,461
	United Air Lines, Inc.
74,839	2.31%, 02/01/2014 ±	73,985
	US Airways Group, Inc.
14,686	2.76%, 03/23/2014 ±	13,637
		164,785
	Apparel Manufacturing - 0.1%
	Phillips Van-Heusen Corp.
7,869	4.75%, 05/06/2016 ±	7,874

	Arts, Entertainment and Recreation - 8.8%
	24 Hour Fitness Worldwide, Inc.
31,840	6.75%, 04/15/2016 ±	31,615
	AMC Entertainment Holdings, Inc.
18,443	5.30%, 06/13/2012 ±	18,190
	Anheuser-Busch Cos., Inc.
8,568	5.75%, 12/01/2016 ±	8,654

3

The Hartford Floating Rate Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT
GRADE♦ - 85.2% - (continued)
		Arts, Entertainment and Recreation - 8.8% - (continued)
		Caribe Information Investment, Inc.
	$11,231	2.55%, 03/29/2013 ±⌂	$6,851
		Cedar Fair L.P.
	31,511	5.50%, 12/15/2016 ±	31,905
		Cengage
	73,254	2.55%, 07/05/2014 ±☼	71,979
		Cenveo, Inc.
	18,325	6.25%, 12/21/2016 ±	18,546
		Chester Downs and Marina LLC,
		Incremental Term Loan
	2,491	12.38%, 07/31/2016 ±	2,544
		Chester Downs and Marina LLC, Loan
	14,235	12.38%, 07/31/2016 ±☼	14,538
		Clubcorp Club Operations, Inc.
	23,000	6.00%, 11/30/2016 ±	23,273
		Dex Media West LLC
	11,949	7.00%, 10/24/2014 ±	11,041
		F & W Publications, Inc., New Term Loan
	3,878	7.75%, 06/09/2014 ±⌂	3,316
		F & W Publications, Inc., Second Lien Term
		Loan
	1,679	15.00%, 12/09/2014 ±⌂	932
		Gatehouse Media Operating, Inc., Delayed
		Draw Term Loan
	3,305	2.26%, 08/05/2014 ±	1,577
		Gatehouse Media Operating, Inc., Initial
		Term Loan
	11,852	2.26%, 08/05/2014 ±	5,654
		Golden Nugget, Inc., Delayed Draw Term
		Loan
	1,440	3.26%, 06/22/2014 ±	1,224
		Golden Nugget, Inc., Term Facility
	2,529	3.26%, 06/22/2014 ±	2,150
		Greenwood Racing, Inc.
	13,512	2.51%, 11/14/2011 ±	13,377
		Penn National Gaming, Inc.
	35,038	2.03%, 10/03/2012 ±☼	35,033
		Penton Media, Inc.
	8,830	5.00%, 08/01/2014 ±	7,169
		Pittsburgh Gaming Holdings L.P.
	12,965	12.00%, 06/30/2015 ±	13,581
		Postmedia Network, Inc.
	10,570	9.00%, 06/13/2016 ±	10,740
		R.H. Donnelley, Inc.
	5,797	9.00%, 10/24/2014 ±	4,617
		Sinclair Television Group
	11,577	5.50%, 10/29/2015 ±	11,813
		Six Flags, Inc.
	31,123	5.50%, 06/30/2016 ±	31,571
		Spanish Broadcasting System, Inc.
	17,820	2.06%, 06/10/2012 ±	17,386
		Universal City Development Partners Ltd.
	10,954	5.50%, 11/06/2014 ±	11,095
		Univision Communications, Inc.
	100,460	4.51%, 03/31/2017 ±☼	98,671
		Venetian Macau Ltd., Delayed Draw Term
		Loan
	14,892	4.80%, 05/25/2012 ±	14,957
		Venetian Macau Ltd., Term Loan
	25,614	4.80%, 05/25/2013 ±	25,726
		Venetian Macau Ltd., Term Loan B Add-On
	12,634	4.80%, 05/25/2013 ±	12,690
		Venetian Orient Ltd.
	5,000	4.50%, 05/17/2015 ◊☼	4,900
			567,315
		Chemical Manufacturing - 3.3%
		Hexion Specialty Chemicals, Tranche C-1B
		Term Loan Ext
	61,031	4.06%, 05/05/2015 ±☼	61,184
		Hexion Specialty Chemicals, Tranche C-2B
		Term Loan Ext
	26,740	4.06%, 05/05/2015 ±☼	26,807
		Hexion Specialty Chemicals, Tranche C-4B
		Term Loan Ext
	2,615	4.06%, 05/05/2015 ±	2,618
		Hexion Specialty Chemicals, Tranche C-5B
		Term Loan Ext
	965	4.06%, 05/05/2015 ±	962
		Hexion Specialty Chemicals, Tranche C-6B
		Term Loan Ext
EUR	1,818	4.76%, 05/05/2015 ±	2,449
		Houghton Chemical Corp.
	8,000	5.00%, 01/11/2016 ◊☼	8,123
		Huntsman International LLC, Term Loan B
	12,702	1.80%, 04/19/2014 ±	12,646
		Huntsman International LLC, Term Loan C
	10,608	2.53%, 06/30/2016 ±	10,635
		Ineos Group, New Term Loan B-2
	27,858	7.50%, 12/16/2013 ±	28,856
		Ineos Group, New Term Loan C-2
	32,014	8.00%, 12/16/2014 ±	33,320
		MacDermid, Inc.
	12,700	2.26%, 04/12/2014 ±	12,137
		Utex Industries, Inc.
	13,000	8.50%, 12/17/2016 ±⌂	12,870
			212,607
		Computer and Electronic Product Manufacturing - 1.0%
		Freescale Semiconductor, Inc.
	49,948	4.51%, 12/01/2016 ±	50,005
		IDS Acquisition Corp.
	8,978	7.25%, 11/01/2016 ±	9,067
		Spansion LLC
	7,259	6.50%, 02/01/2015 ±	7,370
			66,442
		Construction - 0.1%
		Contech Construction Products
	6,937	5.25%, 01/31/2013 ±	6,046

		Finance and Insurance - 4.9%
		AGFS Funding Co.
	36,560	7.25%, 04/21/2015 ±	37,081

4

The Hartford Floating Rate Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT
GRADE♦ - 85.2% - (continued)
	Finance and Insurance - 4.9% - (continued)
	Asurion Corp.
$24,000	6.75%, 03/31/2015 ±	$24,360
	BNY Convergex Group LLC, 1st Lien Eze
	Term Loan Committment
5,912	5.25%, 12/17/2016 ±	5,953
	BNY Convergex Group LLC, 1st Lien Top
	Borrower Term Loan Committment
14,088	5.25%, 12/17/2016 ±	14,187
	Buckeye Check Cashing, Inc.
7,244	2.81%, 05/01/2012 ±⌂	6,013
	Evertec, Inc.
11,970	7.00%, 08/31/2016 ±	12,134
	HMSC Corp.
3,826	2.51%, 04/03/2014 ±⌂	3,271
	Hub International Holdings, Inc., Delayed
	Draw Term Loan
2,541	2.80%, 06/12/2014 ±	2,525
	Hub International Holdings, Inc., Initial
	Term Loan
12,005	2.80%, 06/14/2014 ±	11,933
	Hub International Holdings, Inc., Term Loan
	B Add-On
13,818	6.75%, 06/13/2014 ±	13,949
	Interactive Data Corp.
17,910	6.75%, 02/01/2017 ±	18,033
	LPL Holdings, Inc., 2013 Term Loan
1,378	2.04%, 06/28/2013 ±	1,373
	LPL Holdings, Inc., 2015 Term Loan
4,337	4.25%, 06/25/2015 ±	4,353
	LPL Holdings, Inc., 2017 Term Loan
15,441	5.25%, 06/28/2017 ±☼	15,548
	MacAndrews Amg Holdings LLC
7,383	6.05%, 04/17/2012 ±⌂	6,423
	MSCI, Inc.
21,271	4.75%, 06/01/2016 ±	21,528
	N.E.W. Holdings I LLC
14,036	6.00%, 03/23/2016 ±	14,082
	Nuveen Investments, Inc., Extended First
	Lien Term Loan
51,142	5.80%, 05/13/2017 ±	51,504
	Nuveen Investments, Inc., Second Lien Term
	Loan
12,785	12.50%, 07/31/2015 ±☼	13,801
	Nuveen Investments, Inc., Term Loan
41,202	3.30%, 11/13/2014 ±	40,235
		318,286
	Food Manufacturing - 3.2%
	American Seafoods Group, Term Loan B
29,008	5.50%, 05/07/2015 ±	29,171
	Dean Foods Co., Extended Term Loan
6,000	3.31%, 04/02/2016 ±	5,959
6,000	3.56%, 04/02/2017 ±☼	5,976
	Dean Foods Co., Term Loan B
17,000	1.81%, 03/29/2014 ±☼	16,532
	Dole Food Co., Inc., Tranche B1 Loans
6,947	5.06%, 03/03/2017 ±	7,018
	Dole Food Co., Inc., Tranche C1 Loans
17,256	5.04%, 03/03/2017 ±	17,431
	Pinnacle Foods
40,708	2.76%, 03/30/2014 ±	40,623
	Pinnacle Foods Finance LLC
13,319	6.00%, 04/02/2014 ±	13,458
	Roundy's Supermarkets, Inc., Second Lien
	Term Loan
3,250	10.00%, 04/16/2016 ±☼	3,299
	Roundy's Supermarkets, Inc., Term Loan B
	Extended
52,222	3.76%, 11/03/2013 ±	52,570
	Shearer's Foods, Inc.
11,910	7.00%, 03/31/2015 ±	11,791
		203,828
	Food Services - 0.2%
	Aramark Corp., Extended LC
802	3.36%, 07/26/2016 ±☼	807
	Aramark Corp., Extended Term Loan
12,198	3.55%, 07/26/2016 ±☼	12,278
		13,085
	Health Care and Social Assistance - 10.1%
	Alere, Inc., First Lien Term Loan
11,248	2.26%, 06/27/2014 ±☼	11,238
	Alere, Inc., Second Lien Term Loan
19,628	4.51%, 06/26/2015 ±☼	19,603
	Amneal Pharmaceuticals LLC
7,800	6.75%, 12/16/2015 ±	7,781
	Ardent Health Services LLC
13,200	6.50%, 09/15/2015 ±	13,299
	Aspen Dental Management, Inc.
11,970	7.75%, 10/06/2016 ±⌂	11,975
	ATI Holdings LLC
11,116	7.50%, 03/14/2016 ±	11,199
	Bausch & Lomb, Inc., Delayed Draw Term
	Loan
3,268	3.51%, 04/24/2015 ±	3,276
	Bausch & Lomb, Inc., Parent Term Loan
13,458	3.54%, 04/24/2015 ±	13,492
	Biomet, Inc.
19,957	3.29%, 03/25/2015 ±☼	19,992
	Community Health Systems, Inc., Delayed
	Draw Term Loan
3,530	2.54%, 07/25/2014 ±☼	3,520
	Community Health Systems, Inc., Extended
	Term Loan
40,315	3.79%, 01/25/2017 ±	40,576
	Community Health Systems, Inc., Term
	Loan B
69,054	2.54%, 07/25/2014 ±☼	68,865
	DaVita, Inc.
16,800	4.50%, 10/20/2016 ±	17,014
	DJO Finance LLC
11,812	3.26%, 04/07/2013 ±	11,700
	Gentiva Health Services, Inc.
14,906	5.30%, 08/17/2016 ±	15,195

5

The Hartford Floating Rate Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT
GRADE♦ - 85.2% - (continued)
	Health Care and Social Assistance - 10.1% - (continued)
	Golden Gate National, First Lien Term Loan
$5,667	3.01%, 03/14/2011 ±	$5,653
	Golden Gate National, Second Lien Term
	Loan
10,700	8.01%, 09/30/2011 ±	10,432
	Grifols S.A.
18,930	4.25%, 10/15/2016 ◊☼	19,181
	Harrington Holdings, Inc.
11,970	6.75%, 10/01/2016 ±	12,153
	HCA, Inc., Tranche B-1 Term Loan
41,594	2.55%, 11/17/2013 ±	41,523
	HCA, Inc., Tranche B-2 Term Loan
67,805	3.55%, 03/31/2017 ±☼	68,579
	IASIS Healthcare Capital Corp., Delayed
	Draw Term Loan
2,121	2.26%, 03/17/2014 ±	2,109
	IASIS Healthcare Capital Corp., LC Facility
	Deposits
559	2.26%, 03/17/2014 ±	555
	IASIS Healthcare Capital Corp., PIK Term
	Loan
14,090	5.55%, 06/13/2014 ±	13,870
	IASIS Healthcare Capital Corp., Term Loan B
6,129	2.26%, 03/17/2014 ±	6,093
	IMS Health, Inc.
13,714	5.25%, 02/15/2016 ±	13,877
	MedAssets, Inc.
10,000	5.25%, 11/16/2016 ±	10,112
	Multiplan, Inc.
30,076	6.50%, 08/24/2017 ±	30,439
	National Mentor, Institutional Letter of
	Credit
568	2.26%, 06/27/2013 ±☼	564
	National Mentor, Term Loan B
9,045	4.25%, 06/27/2013 ±☼	8,985
	National Renal Institutes, Inc.
12,926	8.50%, 03/31/2013 ±	13,023
	NBTY, Inc.
28,595	6.25%, 10/02/2017 ±	28,976
	Renal Advantage, Inc.
10,000	5.75%, 12/17/2016 ±	10,144
	Select Medical Corp., Extended Add-On
2,231	4.05%, 08/22/2014 ±	2,245
	Select Medical Corp., Extended Term Loan
12,271	4.04%, 08/22/2014 ±	12,348
	Select Medical Corp., Term Loan B
1,995	2.29%, 02/24/2012 ±	1,991
	Sheridan Group, Inc.
8,570	2.55%, 06/15/2014 ±	8,370
	United Surgical Partners International,
	Delayed Draw Term Loan
1,449	2.26%, 04/19/2014 ±	1,435
	United Surgical Partners International,
	Tranche B Term Loan
7,669	2.28%, 04/19/2014 ±	7,596
	Vanguard Health Holdings Co. II LLC
16,885	5.00%, 01/29/2016 ±	17,019
	Warner Chilcott, Inc., Term A Commitment
10,037	6.00%, 10/30/2014 ±	10,112
	Warner Chilcott, Inc., Term B-2
	Commitment
9,045	6.25%, 04/30/2015 ±	9,141
	Warner Chilcott, Inc., Term Loan B
5,410	6.25%, 04/30/2015 ±	5,467
	Warner Chilcott, Inc., Term Loan B Add-On
5,058	6.25%, 04/30/2015 ±	5,112
	Warner Chilcott, Inc., Term Loan B-3
3,630	6.50%, 02/20/2016 ±	3,668
		649,497
	Health Care Providers & Services - 0.2%
	Res-Care, Inc.
12,500	7.25%, 12/22/2016 ±	12,250

	Information - 15.8%
	Alaska Communication Systems Holdings,
	Inc.
18,000	6.25%, 10/21/2016 ±	18,099
	Ascend Learning LLC
15,000	7.75%, 12/06/2016 ±	14,770
	Aspect Software, Inc.
24,813	6.25%, 05/07/2016 ±	24,937
	Avaya, Inc.
31,856	3.03%, 10/24/2014 ±☼	31,226
	CDW Corp.
82,708	5.26%, 07/15/2017 ±	83,317
	Ceridian Corp.
29,615	3.26%, 11/09/2014 ±	29,097
	Charter Communications Operating LLC,
	Incremental Term Loan
5,980	9.25%, 03/06/2014 ±	6,115
	Charter Communications Operating LLC,
	Term C Loan Extended
95,409	3.56%, 09/06/2016 ±	95,695
	Charter Communications Operating LLC,
	Term Loan
2,456	2.26%, 03/06/2014 ±	2,455
	CMP Susquehanna Corp.
8,210	2.31%, 05/06/2013 ±	7,917
	CommScope, Inc.
9,175	5.00%, 01/14/2018 ±☼	9,309
	Cumulus Media, Inc.
10,046	4.01%, 06/11/2014 ±	9,691
	Emdeon Business Services LLC, First Lien
	Term Loan
5,864	2.26%, 11/16/2013 ±	5,831
	Emdeon Business Services LLC, Second
	Lien Term Loan
11,065	5.26%, 05/16/2014 ±	11,045
	Fibertech Networks LLC
10,800	6.75%, 11/30/2016 ±	10,975
	Fidelity National Information Services, Inc.
5,935	5.25%, 07/18/2016 ±	6,005

6

The Hartford Floating Rate Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT
GRADE♦ - 85.2% - (continued)
	Information - 15.8% - (continued)
	Fifth Third Processing Solutions LLC, First
	Lien Term Loan
$21,400	5.50%, 11/01/2016 ±	$21,694
	Fifth Third Processing Solutions LLC,
	Second Lien Term Loan
3,200	8.25%, 11/01/2017 ±	3,276
	First Data Corp.
99,168	3.01%, 09/24/2014 ±☼	93,610
	Infor Global Solutions, Extended Add-On
965	5.01%, 07/28/2015 ±	938
	Infor Global Solutions, Extended Delayed
	Draw Term Loan
8,704	6.01%, 07/28/2015 ±	8,465
	Infor Global Solutions, Extended U.S. Term
	Loan
17,077	6.01%, 12/01/2013 ±	16,607
	Infor Global Solutions, Second Lien Add-On
2,000	5.76%, 03/02/2014 ±	1,532
	Intelsat Jackson Holdings Ltd.
50,000	5.25%, 04/02/2018 ±	50,625
	Intelsat Ltd.
23,926	3.30%, 02/01/2014 ±	23,088
	LBI Media, Inc.
8,771	1.76%, 05/01/2012 ±⌂	8,372
	Level 3 Communications Corp., Tranche A
	Term Loan
85,441	2.55%, 03/01/2014 ±☼	83,518
	Level 3 Communications Corp., Tranche
	Loan B Add-On
8,310	11.50%, 03/13/2014 ±	8,950
	Mediacom Broadband LLC, Term Loan D-2
1,294	2.01%, 01/31/2015 ±	1,270
	Mediacom Broadband LLC, Term Loan E
15,084	4.50%, 10/23/2017 ±	15,065
	Mediacom Broadband LLC, Tranche F Term
	Loan
18,223	4.50%, 10/23/2017 ±	18,242
	Mediacom LLC, Term Loan C
6,679	2.01%, 01/31/2015 ±	6,470
	Mediacom LLC, Term Loan D
6,913	5.50%, 03/31/2017 ±	6,933
	Metro PCS Wireless, Inc., Tranche B-1 Term
	Loan
1,073	2.56%, 11/03/2013 ±	1,074
	Metro PCS Wireless, Inc., Tranche B-2 Term
	Loan
11,690	3.81%, 11/03/2016 ±	11,773
	Northland Communications Corp.
10,000	7.75%, 12/05/2016 ±⌂	9,700
	Ntelos, Inc.
12,626	5.75%, 08/07/2015 ±	12,686
	Peak 10, Inc.
9,975	7.25%, 10/05/2016 ±⌂	10,025
	Property Data U.S., Inc.
18,000	7.00%, 07/15/2016 ±⌂	18,034
	Raycom TV Broadcasting, Inc.
14,158	1.81%, 06/25/2014 ±⌂	13,733
	Securus Technologies, Inc.
11,757	8.00%, 10/31/2014 ±☼	11,875
	SkillSoft Corp.
9,950	6.50%, 05/26/2017 ±	10,095
	Sunquest Information Systems, Inc.
10,000	6.25%, 12/15/2016 ±	10,062
	Syniverse Holdings, Inc.
11,000	5.25%, 01/21/2018 ±	11,153
	Targus Information Corp.
15,000	7.00%, 12/28/2016 ±⌂	15,075
	TowerCo LLC
5,000	3.75%, 01/31/2017 ±☼	5,044
	TransFirst Holdings, Inc., Second Lien Term
	Loan
1,079	6.31%, 06/12/2015 ±	1,007
	TransFirst Holdings, Inc., Term Loan
15,022	3.06%, 06/12/2014 ±	14,030
	TWCC Holding Corp.
16,461	5.00%, 09/14/2015 ±	16,492
	UPC Financing Partnership, Term Loan T
5,122	3.76%, 12/31/2016 ±	5,132
	UPC Financing Partnership, Term Loan X
30,000	3.76%, 12/31/2017 ±☼	29,888
	Verint Systems, Inc.
14,561	5.25%, 05/23/2014 ±	14,598
	West Corp., Term Loan B-2
3,132	2.74%, 10/24/2013 ±	3,134
	West Corp., Term Loan B-4
17,558	4.59%, 07/15/2016 ±	17,730
	West Corp., Term Loan B-5
7,675	4.61%, 07/15/2016 ±	7,750
	WideOpenWest Finance LLC, First Lien
	Term Loan
16,663	2.76%, 07/01/2014 ±☼	15,650
	WideOpenWest Finance LLC, Second Lien
	Term Loan
4,986	6.51%, 06/29/2015 ±	4,495
	WideOpenWest Finance LLC, Term Loan B
	Add-On
14,591	6.76%, 06/28/2014 ±☼	14,445
		1,019,819
	Mining - 0.4%
	American Gilsonite Co.
8,335	7.25%, 12/10/2015 ±⌂	8,210
	Fairmount Minerals Ltd.
14,263	6.25%, 08/05/2016 ±	14,508
		22,718
	Miscellaneous Manufacturing - 1.9%
	DAE Aviation Holdings, Inc., Term Loan B1
8,428	4.06%, 09/27/2014 ±	8,355
	DAE Aviation Holdings, Inc., Term Loan B2
7,606	4.06%, 09/27/2014 ±	7,539
	Graham Packaging Co., Inc., C Term Loan
32,097	6.75%, 04/05/2014 ±	32,599
	Graham Packaging Co., Inc., D Term Loan
14,963	6.00%, 09/23/2016 ±	15,215

7

The Hartford Floating Rate Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT
GRADE♦ - 85.2% - (continued)
	Miscellaneous Manufacturing - 1.9% - (continued)
	Provo Craft and Novelty, Inc.
$9,692	8.00%, 03/22/2016 ±⌂	$8,723
	Sequa Corp.
43,031	3.56%, 12/03/2014 ±☼	42,520
	Transdigm, Inc.
9,665	5.00%, 12/06/2016 ±	9,812
		124,763
	Motor Vehicle & Parts Manufacturing - 4.7%
	Allison Transmission, Inc.
55,950	3.02%, 08/07/2014 ±☼	55,833
	AM General LLC, LC Facility Deposits
657	3.26%, 09/30/2012 ±⌂	614
	AM General LLC, Term B Facility
11,873	3.26%, 09/30/2013 ±⌂	11,101
	Federal Mogul Corp., Tranche B Term Loan
37,476	2.20%, 12/27/2014 ±	36,413
	Federal Mogul Corp., Tranche C Term Loan
14,032	2.20%, 12/27/2015 ±	13,633
	Ford Motor Co., Term Loan
58,687	3.02%, 12/15/2013 ±	58,772
	Ford Motor Co., Term Loan B2
33,700	3.02%, 12/15/2013 ±	33,690
	General Motors Co.
30,980	2.75%, 10/27/2015 ◊☼	28,411
	Navistar Financial Corp.
27,999	4.56%, 12/16/2012 ±	28,069
	Tomkins plc
37,689	6.25%, 09/21/2016 ±	38,222
		304,758
	Other Services - 0.2%
	Alliance Laundry Systems, Inc.
13,705	6.25%, 10/15/2016 ±	13,889

	Paper Manufacturing - 0.4%
	Georgia-Pacific Corp.
8,649	2.30%, 12/20/2012 ±	8,669
	Smurfit-Stone Container Enterprise
19,900	6.75%, 02/22/2016 ±	20,004
		28,673
	Petroleum and Coal Products Manufacturing - 2.5%
	Big West Oil LLC
9,000	7.00%, 03/31/2016 ±	9,120
	Calumet Lubricants Co., L.P., Credit Linked
	Facility
2,252	4.15%, 12/29/2014 ±	2,216
	Calumet Lubricants Co., L.P., Term Loan
16,544	4.29%, 01/03/2015 ±	16,280
	Dynegy Holdings, Inc., Letter of Credit
92,685	4.01%, 04/02/2013 ±☼	92,199
	Dynegy Holdings, Inc., Term Loan
6,841	4.01%, 04/02/2013 ±☼	6,805
	Turbo Beta Ltd.
5,276	0.00%, 03/12/2018 ⌂●	3,957
	Western Refining, Inc.
18,372	10.75%, 05/30/2014 ±	18,816
	Willbros Group, Inc.
9,975	9.50%, 06/30/2014 ±	10,075
		159,468
	Plastics and Rubber Products Manufacturing - 0.8%
	Jarden Corp., Term Loan B-3 Sunbeam CAD
3,173	2.05%, 01/24/2012 ±	3,178
	Jarden Corp., Term Loan B-5
8,955	3.55%, 01/26/2015 ±	9,028
	Mold-Masters Group
15,000	3.81%, 10/11/2014 ±	13,575
	Styron Corp.
25,575	4.50%, 07/04/2017 ◊☼	25,967
		51,748
	Primary Metal Manufacturing - 0.3%
	Novelis, Inc.
19,895	5.25%, 12/17/2016 ±	20,234

	Professional, Scientific and Technical Services - 1.9%
	Advantage Sales & Marketing, Inc., Second
	Lien Term Loan
3,570	9.25%, 05/29/2018 ±	3,630
	Advantage Sales & Marketing, Inc., Term
	Loan B
22,258	5.25%, 12/17/2017 ±	22,349
	Booz Allen & Hamilton, Inc.
4,600	3.00%, 07/12/2017 ◊☼	4,659
	Brand Energy & Infrastructure Services,
	First Lien Term Loan
5,818	2.56%, 02/07/2014 ±	5,702
	Brand Energy & Infrastructure Services,
	Term B-2
1,844	3.56%, 02/07/2014 ±	1,826
	Decision Resources, Inc.
13,000	7.75%, 12/28/2016 ±⌂	12,984
	IMG Worldwide, Inc.
11,945	7.25%, 06/14/2015 ±⌂	11,945
	SunGard Data Systems, Inc., Extended Term
	Loan
33,207	3.91%, 02/28/2016 ±☼	33,373
	SunGard Data Systems, Inc., Incremental B
	Term Loan
3,000	2.01%, 02/28/2014 ±☼	3,015
	SunGard Data Systems, Inc., U.S. Term
	Loan
14,979	2.01%, 02/28/2014 ±☼	14,874
	Tensar Corp.
5,227	7.75%, 10/28/2012 ±	4,731
		119,088
	Real Estate and Rental and Leasing - 2.1%
	International Lease Finance Corp., Term
	Loan
8,654	6.75%, 03/17/2015 ±	8,704
	International Lease Finance Corp., Term
	Loan 2
6,346	7.00%, 03/17/2016 ±	6,424

8

The Hartford Floating Rate Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT
GRADE♦ - 85.2% - (continued)
	Real Estate and Rental and Leasing - 2.1% - (continued)
	Realogy Corp., Credit Linked Deposit
$12,676	3.26%, 10/05/2013 ±☼	$12,327
	Realogy Corp., Delayed Draw Term Loan
5,908	3.29%, 10/10/2013 ±	5,746
	Realogy Corp., Initial Term Loan B
106,961	3.29%, 10/05/2014 ±☼	104,019
		137,220
	Retail Trade - 7.1%
	Armstrong World Industries, Inc.
15,000	5.00%, 05/23/2017 ±	15,192
	Atrium Companies, Inc.
14,428	7.00%, 01/21/2016 ±	14,211
	Chef's Warehouse LLC
9,833	11.00%, 04/25/2014 ±⌂	10,030
	Dollar General Corp.
42,924	3.03%, 07/06/2014 ±	43,078
	Easton-Bell Sports, Inc.
8,933	11.50%, 12/31/2015 ±⌂	8,933
	Great Atlantic & Pacific Tea Co., Inc.
3,680	9.25%, 06/15/2012 ±Ψ	3,729
	Gymboree Corp.
10,000	5.50%, 11/23/2017 ±	10,125
	Leslie's Poolmart
25,000	6.00%, 10/31/2017 ±	25,469
	Michaels Stores, Inc., B-2 Term Loan
69,535	4.81%, 07/31/2016 ±☼	70,578
	Michaels Stores, Inc., Term Loan
23,117	2.56%, 10/31/2013 ±☼	23,059
	Neiman Marcus Group, Extended Term Loan
66,251	4.30%, 04/06/2016 ±☼	66,582
	Neiman Marcus Group, Term Loan
7,979	2.29%, 04/06/2013 ±☼	7,967
	PETCO Animal Supplies, Inc.
20,000	6.00%, 11/24/2017 ±	20,303
	Rite Aid Corp., Tranche 2 Term Loan
23,393	2.02%, 06/01/2014 ±	22,466
	Rite Aid Corp., Tranche 3 Term Loan
53,851	6.00%, 06/04/2014 ±	54,066
	Sports Authority, Inc.
33,600	7.50%, 11/16/2017 ±	33,852
	Toys R Us, Inc.
14,464	6.00%, 09/01/2016 ±	14,638
	United Components, Inc.
5,000	5.50%, 07/24/2017 ±	5,075
	Viking Acquisition, Inc.
11,000	6.00%, 11/05/2016 ±	11,028
		460,381
	Services - 0.3%
	Clarke American Corp.
18,325	2.79%, 02/28/2014 ±	17,061

	Soap, Cleaning Compound and Toilet Manufacturing - 0.4%
	Revlon Consumer Products Corp.
16,892	6.00%, 03/11/2015 ±	16,994
	Yankee Candle Co.
10,797	2.26%, 02/06/2014 ±☼	10,797
		27,791
	Textile Product Mills - 0.3%
	Levi Strauss & Co.
17,878	2.51%, 03/09/2014 ±	17,409

	Truck Transportation - 1.1%
	Cardinal Logistics Management
4,812	12.50%, 09/23/2013 ±⌂	3,705
	Swift Transportation Co., Inc.
68,912	6.00%, 12/21/2016 ±	69,791
		73,496
	Utilities - 2.2%
	Astoria Generating Co. Acquisitions LLC,
	Second Lien Term Loan
17,500	4.06%, 08/23/2013 ±	17,281
	Astoria Generating Co. Acquisitions LLC,
	Term B Facility
9,742	2.06%, 02/23/2013 ±	9,703
	BRSP LLC
27,646	7.50%, 06/24/2014 ±	28,130
	Equipower Resources Holdings LLC
6,300	4.25%, 01/04/2018 ◊☼	6,363
	NRG Energy, Inc.
22,220	3.55%, 08/31/2015 ±	22,367
	Texas Competitive Electric Holdings Co.
	LLC, Delayed Draw Term Loan
22,649	3.76%, 10/10/2014 ±	18,590
	Texas Competitive Electric Holdings Co.
	LLC, Term Loan B1
20,514	3.76%, 10/10/2014 ±	16,878
	TPF Generation Holdings LLC, LC Facility
	Deposits
2,522	2.30%, 12/15/2013 ±	2,526
	TPF Generation Holdings LLC, Revolver
790	2.30%, 12/15/2011 ±	791
	TPF Generation Holdings LLC, Second Lien
	Term Loan
15,744	4.55%, 12/21/2014 ±	14,868
	TPF Generation Holdings LLC, Term Loan
5,743	2.30%, 12/15/2013 ±	5,752
		143,249
	Wholesale Trade - 1.2%
	Michael Foods, Inc.
14,475	6.25%, 06/29/2016 ±	14,713
	Reynolds Consumer Products, Inc., U.S.
	Tranche A Term Loan
4,625	6.25%, 08/06/2015 ±	4,632
	Reynolds Consumer Products, Inc., U.S.
	Tranche B Term Loan
9,875	6.75%, 05/05/2016 ±	9,877
	Reynolds Consumer Products, Inc., U.S.
	Tranche C Term Loan
18,763	6.25%, 05/05/2016 ±	18,772

9

The Hartford Floating Rate Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT
GRADE♦ - 85.2% - (continued)
	Wholesale Trade - 1.2% - (continued)
	Reynolds Consumer Products, Inc., U.S.
	Tranche D Term Loan
$12,400	6.50%, 05/05/2016 ±		$12,396
	Spectrum Brands, Inc., Term Loan
10,880	8.03%, 06/16/2016 ±		10,971
	Spectrum Brands, Inc., Term Loan B
8,500	8.03%, 06/16/2016 ±☼		8,585
			79,946
	Total senior floating rate interests: non-
	investment grade
	(cost $5,347,769)		$5,494,812

COMMON STOCKS - 0.0%
	Capital Goods - 0.0%
923	Contech Construction Products Holdings ●†		$–

	Media - 0.0%
16	F & W Publications, Inc. ●†		–

	Total common stocks
	(cost $2)		$–

WARRANTS - 0.0%
	Media - 0.0%
19	Cumulus Media, Inc.		$74
6	F & W Publications, Inc. †		–
			74
	Total warrants
	(cost $1)		$74

	Total long-term investments
	(cost $6,040,548)		$6,224,161

SHORT-TERM INVESTMENTS - 8.1%
	Investment Pools and Funds - 1.3%
	JP Morgan U.S. Government Money
84,566	Market Fund		$84,566

	Repurchase Agreements - 3.3%
	BNP Paribas Securities Corp. TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2011 in the amount of $56,102,
	collateralized by U.S. Treasury Bond
	6.13% - 8.13%, 2021 - 2029, value of
	$57,224)
$56,102	0.20%, 1/31/2011		56,102
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2011 in the amount of $55,826,
	collateralized by U.S. Treasury Note
	0.50% - 0.63%, 2012 - 2013, value of
	$56,942)
55,826	0.21%, 1/31/2011		55,826
	RBS Greenwich Capital Markets TriParty
	Joint Repurchase Agreement (maturing on
	02/01/2011 in the amount of $47,669,
	collateralized by U.S. Treasury Bill
	1.00%, 2011, U.S. Treasury Note 4.00% -
	4.25%, 2012 - 2014, value of $48,622)
47,668	0.21%, 1/31/2011		47,668
	UBS Securities, Inc. Joint Repurchase
	Agreement (maturing on 02/01/2011 in
	the amount of $52,297, collateralized by
	U.S. Treasury Note 1.00%, 2012, value of
	$53,390)
52,297	0.21%, 1/31/2011		52,297
	UBS Securities, Inc. TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2011 in the amount of $1,833,
	collateralized by U.S. Treasury Bill
	0.15%, 2011, value of $1,870)
1,833	0.21%, 1/31/2011		1,833
			213,726
	U.S. Treasury Bills - 3.5%
150,000	0.14%, 2/3/2011 ○		149,998
70,000	0.15%, 3/10/2011 ○‡		69,989
			219,987
	Total short-term investments
	(cost $518,279)		$518,279

	Total investments
	(cost $6,558,827) ▲	104.6%	$6,742,440
	Other assets and liabilities	(4.6)%	(296,147)
	Total net assets	100.0%	$6,446,293

10

The Hartford Floating Rate Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 4.8% of total net assets at January 31, 2011.

▲	At January 31, 2011, the cost of securities for federal income tax purposes was $6,561,831 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$213,253
Unrealized Depreciation	(32,644)
Net Unrealized Appreciation	$180,609

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund's Board of Directors at January 31, 2011, rounds to zero market value and percentage of total net assets.

●	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2011.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. At January 31, 2011, the aggregate value of these securities was $299,751, which represents 4.65% of total net assets.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

☼	The cost of securities purchased on a when-issued, delayed delivery or delayed draw basis at January 31, 2011 was $423,197.

±	The interest rate disclosed for these securities represents the average coupon as of January 31, 2011.

◊	The interest rate disclosed for these securities represents an estimated average coupon as of January 31, 2011.

Ψ	The company is in bankruptcy. The investment held by the fund is current with respect to interest payments.

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

EUR ─ EURO

♦
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2006 - 10/2009	$657	AM General LLC, LC Facility Deposits, 3.26%, 09/30/2012	$653
08/2006 - 10/2009	$11,873	AM General LLC, Term B Facility, 3.26%, 09/30/2013	11,779
12/2010	$8,335	American Gilsonite Co., 7.25%, 12/10/2015	8,173
10/2010	$11,970	Aspen Dental Management, Inc., 7.75%, 10/06/2016	11,791
04/2007	$598	Bayview Financial Acquisition Trust, 2.41%, 05/28/2037	598
04/2006 - 05/2008	$7,244	Buckeye Check Cashing, Inc., 2.81%, 05/01/2012	7,114
03/2007 - 12/2010	$4,812	Cardinal Logistics Management, 12.50%, 09/23/2013	4,740
03/2006 - 06/2007	$11,231	Caribe Information Investment, Inc., 2.55%, 03/29/2013	11,241
10/2010	$9,833	Chef's Warehouse LLC, 11.00%, 04/25/2014	9,564
12/2010	$13,000	Decision Resources, Inc., 7.75%, 12/28/2016	12,805
09/2010 - 11/2010	$8,933	Easton-Bell Sports, Inc., 11.50%, 12/31/2015	8,613

11

The Hartford Floating Rate Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Period Acquired	Shares/ Par	Security	Cost Basis
06/2010	$3,878	F & W Publications, Inc., New Term Loan, 7.75%, 06/09/2014	$3,282
06/2010 - 12/2010	$1,679	F & W Publications, Inc., Second Lien Term Loan, 15.00%, 12/09/2014	948
04/2007	$3,826	HMSC Corp., 2.51%, 04/03/2014	3,828
06/2010 - 11/2010	$11,945	IMG Worldwide, Inc., 7.25%, 06/14/2015	11,647
04/2006 - 01/2007	$8,771	LBI Media, Inc., 1.76%, 05/01/2012	8,745
04/2007 - 02/2010	$7,383	MacAndrews Amg Holdings LLC, 6.05%, 04/17/2012	7,228
03/2007 - 05/2007	$12,675	MacQuarie Aircraft Leasing Finance S.A., First Lien Term Loan, 1.76%, 11/29/2013	12,675
03/2007 - 01/2011	$10,690	MacQuarie Aircraft Leasing Finance S.A., Second Lien Term Loan, 4.26%, 11/29/2013	8,260
12/2010	$10,000	Northland Communications Corp., 7.75%, 12/05/2016	9,705
10/2010	$9,975	Peak 10, Inc., 7.25%, 10/05/2016	9,825
12/2010	$18,000	Property Data U.S., Inc., 7.00%, 07/15/2016	17,736
03/2010	$9,692	Provo Craft and Novelty, Inc., 8.00%, 03/22/2016	9,442
02/2006 - 05/2007	$14,158	Raycom TV Broadcasting, Inc., 1.81%, 06/25/2014	14,150
12/2010	$15,000	Targus Information Corp., 7.00%, 12/28/2016	14,705
06/2008 - 08/2010	$5,276	Turbo Beta Ltd., 0.00%, 03/12/2018	5,276
12/2010	$13,000	Utex Industries, Inc., 8.50%, 12/17/2016	12,805
09/2010	$9,975	Volume Services America, Inc., 10.50%, 09/16/2016	9,695

The aggregate value of these securities at January 31, 2011, was $238,269, which represents 3.70% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
January 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$71,171	$–	$71,170	$1
Common Stocks ‡	–	–	–	–
Corporate Bonds: Investment Grade	157,831	–	153,459	4,372
Corporate Bonds: Non-Investment Grade	485,687	–	485,687	–
Senior Floating Rate Interests: Investment Grade	14,586	–	14,586	–
Senior Floating Rate Interests: Non-Investment Grade	5,494,812	–	5,494,812	–
Warrants	74	74	–	–
Short-Term Investments	518,279	84,566	433,713	–
Total	$6,742,440	$84,640	$6,653,427	$4,373

♦	For the three-month period ended January 31, 2011, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

12

The Hartford Floating Rate Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance		Change in							Balance
	as of	Realized	Unrealized					Transfers	Transfers	as of
	October	Gain	Appreciation		Net			Into	Out of	January
	31, 2010	(Loss)	(Depreciation)		Amortization	Purchases	Sales	Level 3 *	Level 3*	31, 2011
Assets:
Asset & Commercial Mortgage
Backed Securities	$3,294	$(2,001)	$1,985	†	$—	$—	$—	$—	$(3,277)	$1
Common Stocks	—	—	—	‡	—	—	—	—	—	—
Corporate Bonds	4,405	—	88	§	—	—	(121)	—	—	4,372
Warrants	—	—	—	**	—	—	—	—	—	—
Total	$7,699	$(2,001)	$2,073		$—	$—	$(121)	$—	$(3,277)	$4,373

*	Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1) Securities where trading has been halted (transfer into Level 3) or securities where trading has resumed (transfer out of Level 3).
2) Broker quoted securities (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3) Securities that have certain restrictions on trading (transfer into Level 3) or securities where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation or depreciation in the current period relating to assets still held at January 31, 2011 was $1,985.
‡	Change in unrealized appreciation or depreciation in the current period relating to assets still held at January 31, 2011 rounds to zero.
§	Change in unrealized appreciation or depreciation in the current period relating to assets still held at January 31, 2011 was $88.
**	Change in unrealized appreciation or depreciation in the current period relating to assets still held at January 31, 2011 was zero.

Distribution by Credit Quality
as of January 31, 2011
Percentage of
Credit Rating *	Net Assets
Aa / AA	0.3
A	0.3
Baa / BBB	2.1
Ba / BB	29.1
B	51.4
Caa / CCC or Lower	6.6
Unrated	6.7
U.S. Government Securities	3.5
Cash	4.6
Other Assets & Liabilities	(4.6)
Total	100.0%

*
Does not apply to the fund itself. Based upon Moody’s and S&P long-term credit ratings for the fund’s holdings as of date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings. “Cash” includes non fixed income instruments and other short-term instruments.

13

The Hartford Fundamental Growth Fund
Schedule of Investments
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.8%
	Automobiles & Components - 1.6%
67	Johnson Controls, Inc.	$2,557

	Capital Goods - 12.5%
49	Deere & Co.	4,426
22	Flowserve Corp.	2,750
65	Honeywell International, Inc.	3,640
30	Joy Global, Inc.	2,633
15	Precision Castparts Corp.	2,188
17	Siemens AG ADR	2,119
18	W.W. Grainger, Inc.	2,419
		20,175
	Consumer Services - 4.4%
72	ITT Educational Services, Inc. ●	4,760
16	McDonald's Corp.	1,179
34	Starbucks Corp.	1,081
		7,020
	Diversified Financials - 4.9%
31	Ameriprise Financial, Inc.	1,893
10	BlackRock, Inc.	1,941
356	Citigroup, Inc. ●	1,717
14	Goldman Sachs Group, Inc.	2,225
		7,776
	Energy - 9.4%
13	Apache Corp.	1,564
63	Cameron International Corp. ●	3,331
55	Exxon Mobil Corp.	4,446
57	Petroleo Brasileiro S.A. ADR	2,108
77	Ultra Petroleum Corp. ●	3,694
		15,143
	Food & Staples Retailing - 0.5%
16	Wal-Mart Stores, Inc.	892

	Food, Beverage & Tobacco - 1.1%
30	Philip Morris International, Inc.	1,723

	Health Care Equipment & Services - 4.6%
52	Express Scripts, Inc. ●	2,935
42	Medtronic, Inc.	1,621
68	UnitedHealth Group, Inc.	2,804
		7,360
	Insurance - 3.4%
37	Aflac, Inc.	2,102
232	Assured Guaranty Ltd.	3,354
		5,456
	Materials - 7.8%
44	Barrick Gold Corp.	2,086
6	CF Industries Holdings, Inc.	797
38	Freeport-McMoRan Copper & Gold, Inc.	4,154
24	Monsanto Co.	1,739
53	Rio Tinto plc ADR	3,710
		12,486
	Pharmaceuticals, Biotechnology & Life Sciences - 5.7%
52	Celgene Corp. ●	2,695
73	Gilead Sciences, Inc. ●	2,790
67	Teva Pharmaceutical Industries Ltd. ADR	3,645
		9,130
	Retailing - 5.7%
8	Amazon.com, Inc. ●	1,425
26	Kohl's Corp. ●	1,320
62	Lowe's Co., Inc.	1,540
55	Nordstrom, Inc.	2,249
58	TJX Cos., Inc.	2,734
		9,268
	Semiconductors & Semiconductor Equipment - 3.2%
76	Analog Devices, Inc.	2,963
52	ASML Holding N.V. ADR	2,188
		5,151
	Software & Services - 16.2%
61	Adobe Systems, Inc. ●	2,016
18	Baidu, Inc. ADR ●	1,988
99	eBay, Inc. ●	3,000
7	Google, Inc. ●	4,142
31	IBM Corp.	5,022
123	Microsoft Corp.	3,399
139	Oracle Corp.	4,452
29	Visa, Inc.	2,005
		26,024
	Technology Hardware & Equipment - 15.6%
23	Apple, Inc. ●	7,634
302	Cisco Systems, Inc. ●	6,389
132	Corning, Inc.	2,934
136	EMC Corp. ●	3,373
81	Hewlett-Packard Co.	3,692
20	Research In Motion Ltd. ●	1,165
		25,187
	Transportation - 2.2%
49	United Parcel Service, Inc. Class B	3,495

	Total common stocks
	(cost $135,882)	$158,843

	Total long-term investments
	(cost $135,882)	$158,843

SHORT-TERM INVESTMENTS - 0.9%
	Repurchase Agreements - 0.9%
	Bank of America Merrill Lynch TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2011 in the amount of $170,
	collateralized by FNMA 3.50% - 4.00%,
	2026 - 2040, value of $173)
$170	0.22%, 01/31/2011	$170
	Barclays Capital TriParty Joint Repurchase
	Agreement (maturing on 02/01/2011 in the
	amount of $611, collateralized by FHLMC
	0.18% - 4.00%, 2012 - 2025, FNMA 3.50%
	- 6.00%, 2025 - 2039, value of $623)
611	0.22%, 01/31/2011	611
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2011 in the amount of $671,
	collateralized by GNMA 4.00% - 7.00%,
	2034 - 2041, value of $684)
671	0.22%, 01/31/2011	671

1

The Hartford Fundamental Growth Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 0.9% - (continued)
	Repurchase Agreements - 0.9% - (continued)
	UBS Securities, Inc. Joint Repurchase
	Agreement (maturing on 02/01/2011 in the
	amount of $1, collateralized by U.S.
	Treasury Bill 0.88%, 2011, value of $1)
$1	0.20%, 01/31/2011		$1
			1,453
	Total short-term investments
	(cost $1,453)		$1,453

	Total investments
	(cost $137,335) ▲	99.7%	$160,296
	Other assets and liabilities	0.3%	515
	Total net assets	100.0%	$160,811

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 11.8% of total net assets at January 31, 2011.

Prices of foreign equities that are principally traded on certain foreign markets are adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2011, the cost of securities for federal income tax purposes was $139,406 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$24,834
Unrealized Depreciation	(3,944)
Net Unrealized Appreciation	$20,890

●	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary

January 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$158,843	$158,843	$–	$–
Short-Term Investments	1,453	–	1,453	–
Total	$160,296	$158,843	$1,453	$–

♦	For the three-month period ended January 31, 2011, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

2

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 44.0%
	Automobiles & Components - 0.8%
3	Aisin Seiki Co., Ltd.	$108
93	Avichina Industry & Technology ●	44
3	Bayerische Motoren Werke (BMW) AG	206
6	Bridgestone Corp.	120
38	Byd Co., Ltd.	188
7	Daimler AG	548
5	Denso Corp.	174
49	Dongfeng Motor Group Co., Ltd.	86
8	Fiat S.p.A.	73
2	Great Wall Automobile Holdings Co., Ltd.	3
50	Guangzhou Automobile Group Co., Ltd.	64
13	Honda Motor Co., Ltd.	570
15	Isuzu Motors Ltd.	72
16	Mazda Motor Corp.	48
1	Michelin (C.G.D.E.) Class B	101
45	Mitsubishi Motors Corp. ●	63
20	Nissan Motor Co., Ltd.	207
3	Nokian Rendaat Oyj	92
1	Porsche Automobil Holding SE	95
2	Renault S.A.	146
3	Suzuki Motor Corp.	61
22	Toyota Motor Corp.	910
		3,979
	Banks - 3.5%
16	77 Bank Ltd.	85
111	Akbank T.A.S	522
22	Australia & New Zealand Banking Group Ltd.	531
6	Banche Popolari Unite Scpa	61
36	Banco Bilbao Vizcaya Argentaria S.A.	443
9	Banco Bradesco S.A. ADR	169
11	Banco Popular Espanol	64
11	Banco Santander Brasil S.A.	124
69	Banco Santander Central Hispano S.A.	847
3	Bancolombia S.A. ADR	154
267	Bank of China Ltd.	139
76	Bank Of Communications Co.	73
22	Bank of East Asia	97
16	Bank of Yokohama Ltd.	82
93	Barclays Bank plc	434
8	BNP Paribas	610
57	BOC Hong Kong Holdings Ltd.	184
7	Chiba Bank Ltd.	43
65	China CITIC Bank	43
238	China Construction Bank	210
12	China Merchants Bank Co., Ltd.	29
54	China Minsheng Banking	46
7	Commerzbank AG	57
13	Commonwealth Bank of Australia	702
8	Credit Agricole S.A.	123
4	Danske Bank	120
16	DBS Group Holdings Ltd.	185
9	DNB Nor ASA	119
2	Erste Group Bank AG	120
10	Fukuoka Financial Group, Inc.	42
22	Gunma Bank Ltd.	126
11	Hang Seng Bank Ltd.	180
144	HSBC Holdings plc	1,568
309	Industrial and Commercial Bank of China	231
68	Intesa Sanpaolo	227
9	Itau Unibanco Banco Multiplo S.A. ADR	195
1	KBC Groep N.V.	52
325	Lloyds Banking Group plc	328
111	Mitsubishi UFJ Financial Group, Inc.	575
12	Mitsui Trust Holdings, Inc.	46
165	Mizuho Financial Group, Inc.	319
19	National Australia Bank Ltd.	473
9	National Bank of Greece	86
12	Natixis	62
28	Nordea Bank Ab	338
26	Oversea-Chinese Banking Corp., Ltd.	204
4	Resona Holdings, Inc.	23
149	Royal Bank of Scotland Group plc ●	99
10	Skandinaviska Enskilda Banken Ab	94
6	Societe Generale Class A	365
9	Solar Capital Ltd.	52
19	Standard Chartered plc	507
11	Sumitomo Mitsui Financial Group, Inc.	376
13	Sumitomo Trust & Banking Co., Ltd.	81
4	Svenska Handelsbanken Ab Class A	141
6	Swedbank Ab	92
17	The Hiroshima Bank Ltd.	72
176	Turkiye Garanti Bankasi A.S.	786
27	Turkiye Halk Bankasi A.S.	216
83	Turkiye Is Bankasi (Isbank)	261
115	Unicredit S.p.A.	284
11	United Overseas Bank Ltd.	177
77	Wells Fargo & Co.	2,494
26	Westpac Banking Corp.	606
1	Wing Hang Bank Ltd.	8
20	Yapi Ve Kredi Bankasi AS ●	59
		18,261
	Capital Goods - 5.0%
4	3M Co.	381
28	ABB Ltd.	667
7	Acs Actividades Cons Y Serv	373
3	AGCO Corp. ●‡	158
5	Alfa Laval AB	105
2	Alstom RGPT	119
11	Asahi Glass Co., Ltd.	141
3	Assa Abloy Ab	70
6	Atlas Copco AB B Shares	129
28	BAE Systems plc	154
1	Beijing Enterprises Holdings Ltd.	8
4	Boeing Co.	302
2	Bouygues S.A.	111
7	Caterpillar, Inc.	720
38	China Communications Construction Co.,
	Ltd.	31
3	China High Speed Transmission	5
36	China National Materials	31
28	China Railway Construction Corp.	35
59	China Railway Group Ltd.	43
4	Citic Pacific Ltd.	10
–	CNH Global N.V.	10
7	Compagnie De Saint-Gobain	403

1

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 44.0% - (continued)
	Capital Goods - 5.0% - (continued)
51	CSR Corp. Ltd.	$73
3	Daikin Industries Ltd.	89
46	Danaher Corp.	2,104
4	Deere & Co.	337
12	Dongfang Electric Corp. Ltd.	50
5	Embraer S.A. ADR	155
6	Emerson Electric Co.	368
46	Enka Insaat ve Sanayi AS	175
4	European Aeronautic Defence and Space Co.
	N.V.	125
2	Fanuc Ltd.	273
8	Fiat Industrial S.p.A. ●	102
1	Flowserve Corp.	93
13	Fraser And Neave Ltd.	63
2	Geberit AG	369
150	General Electric Co.	3,025
56	Hankyu Hanshin Holdings, Inc.	259
7	Honeywell International, Inc.	416
24	Hutchison Whampoa Ltd.	286
43	Illinois Tool Works, Inc.	2,274
41	Ingersoll-Rand plc	1,933
14	Itochu Corp.	151
3	Jgc Corp.	64
15	Kawasaki Heavy Industries	53
12	Keppel Corp., Ltd.	113
91	KOC Holding AS	373
18	Komatsu Ltd.	531
2	Kone Oyj Class B	112
16	Koninklijke Philips Electronics N.V.	504
15	Kubota Corp.	148
1	L-3 Communications Holdings, Inc.	71
2	Legrand S.A.	86
2	Leighton Holdings Ltd.	62
1	Lockheed Martin Corp.	63
1	Man AG	113
22	Marubeni Corp.	166
65	Metallurgical Corp. Of China ●	29
2	Metso Oyj	87
20	Mitsubishi Corp.	570
22	Mitsubishi Electric Corp.	243
28	Mitsubishi Heavy Industries Ltd.	111
15	Mitsui & Co., Ltd.	247
2	Ngk Insulators Ltd.	38
1	Nidec Corp.	117
56	Noble Group Ltd.	96
6	Nsk Ltd.	55
–	Precision Castparts Corp.	47
4	Raytheon Co.	206
15	Rolls-Royce Group plc	153
20	Sandvik Ab	396
4	Scania Ab	79
1	Schindler Holding AG	92
2	Schneider Electric S.A.	306
70	Shanghai Electric Group Co., Ltd.	42
2	Shanghai Industrial Holdings Ltd.	7
9	Siemens AG	1,162
23	Sinotruk Hong Kong Ltd.	22
6	Skanska Ab Class B	128
4	Skf Ab B Shares	124
1	SMC Corp.	88
4	Smiths Group plc	77
13	Sumitomo Corp.	184
8	Sumitomo Electric Industries Ltd.	111
7	Sumitomo Heavy Industries	48
3	The Weir Group plc	76
11	Toyota Tsusho Corp.	193
6	United Technologies Corp.	522
2	Vallourec	253
2	Vestas Wind Systems A/S ●	81
9	Vinci S.A.	494
6	Volvo Ab B Shares	98
1	Wartsila Oyj Class B	90
2	Weichai Power Co., Ltd.	16
4	Wolseley plc ●	131
3	Zhuzhou CSR Times Electric	13
		26,017
	Commercial & Professional Services - 0.2%
5	Adecco S.A.	323
3	Aggreko plc	68
17	Brambles Ltd.	121
8	Capital Group plc	85
48	China Everbright International Ltd.	24
6	Dai Nippon Printing Co., Ltd.	80
10	Experian plc	129
24	Group 4 Securicor plc	104
1	Randstad Holding N.V.	65
3	Secom Co., Ltd.	124
8	Securitas AB	95
6	Serco Group plc	54
–	SGS S.A.	98
		1,370
	Consumer Durables & Apparel - 0.8%
2	Adidas-Salomon AG	117
32	Anta Sports Products Ltd.	51
25	Arcelik A.S.	128
5	Burberry Group plc	91
70	China Dongxiang Group Co.	31
1	Christian Dior	111
4	CIE Financiere Richemont S.A.	220
40	Coach, Inc.	2,141
2	Electrolux Ab Series B	67
7	Gafisa S.A.	90
15	Li Ning Co., Ltd.	28
2	LVMH Moet Hennessy Louis Vuitton S.A.	318
5	Nikon Corp.	110
16	Panasonic Corp.	219
8	Sekisui House Ltd.	82
8	Sharp Corp.	87
1	Shimano, Inc.	48
9	Sony Corp.	317
–	Swatch Group AG	114
		4,370
	Consumer Services - 0.2%
2	Accor S.A.	94
2	Carnival plc	107
15	Compass Group plc	137
–	Ctrip.com International Ltd. ADR ●	10
67	Genting Singapore plc ●	107
4	Intercontinental Hotels Group	90

2

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 44.0% - (continued)
	Consumer Services - 0.2% - (continued)
11	Melco PBL Entertainment Ltd. ADR ●	$86
–	New Oriental Education & Technology
	Group, Inc. ADR ●	9
3	Opap S.A.	70
40	Sands China Ltd. ●§	99
62	SJM Holdings Ltd.	104
2	Sodexo	106
12	TABCORP Holdings Ltd.	85
		1,104
	Diversified Financials - 2.9%
2	Asx Ltd.	73
13	BlackRock, Inc. ‡	2,655
2	China Everbright Ltd.	5
9	Credit Suisse Group AG	405
22	Daiwa Securities Group, Inc.	108
7	Deutsche Bank AG	441
2	Deutsche Boerse AG	127
12	Goldman Sachs Group, Inc.	2,044
1	Groupe Bruxelles Lambert S.A.	103
7	Grupo de Inversiones Suramericana	134
89	Haci Omer Sabanci Holding AS	380
21	Hong Kong Exchanges & Clearing Ltd.	493
30	ING Groep N.V.	345
5	Investor AB Class B	120
58	JP Morgan Chase & Co.	2,585
2	Julius Baer Group Ltd.	79
4	Kinnevik Investment AB	79
3	Macquarie Group Ltd.	133
16	Man Group plc	75
32	Nomura Holdings, Inc.	194
7	Oil Service HOLDRs Trust	1,132
1	ORIX Corp.	114
13	Singapore Exchange Ltd.	85
31	UBS AG	560
147	UBS AG ADR	2,648
		15,117
	Energy - 4.5%
11	Apache Corp. ‡	1,275
28	BG Group plc	639
156	BP plc	1,224
11	Cairn Energy plc ●	73
42	Cameco Corp.	1,750
48	China Coal Energy Co.	71
7	China Oilfield Services Ltd.	14
187	China Petroleum & Chemical Corp. Class H	207
45	China Shenhua Energy Co., Ltd.	182
95	CNOOC Ltd.	212
3	Ecopetrol S.A. ADR	122
31	Energy Resources of Australia Ltd.	309
21	Eni S.p.A.	501
25	EOG Resources, Inc.	2,679
–	Inpex Corp.	148
23	JX Holdings, Inc.	157
27	Kunlun Energy Co., Ltd.	39
76	Mongolia Energy Corp., Ltd. ●	21
21	Occidental Petroleum Corp.	2,051
2	OMV AG	70
8	Origin Energy Ltd.	138
4	Pacific Rubiales Energy Corp.	154
275	Paladin Energy Ltd. ●	1,347
221	PetroChina Co., Ltd.	308
3	Petrofac Ltd.	78
8	Petroleo Brasileiro S.A. ADR	301
7	Repsol YPF S.A.	218
29	Royal Dutch Shell plc	1,021
22	Royal Dutch Shell plc B Shares	783
3	Saipem S.p.A.	128
10	Santos Ltd.	128
28	Schlumberger Ltd.	2,485
2	Seadrill Ltd.	81
10	Statoil ASA	242
1	Technip S.A.	118
5	Tenaris S.A.	116
18	Total S.A.	1,030
3	Transocean Ltd. ●	227
8	Tullow Oil plc	160
15	Tupras-Turkiye Petrol Rafinerileri A.S.	401
–	Ultrapar Participacoes S.A.	10
206	Uranium One, Inc.	1,347
6	Woodside Petroleum Ltd.	232
3	Worleyparsons Ltd.	70
6	Yanzhou Coal Mining Co., Ltd.	17
		22,884
	Food & Staples Retailing - 0.5%
5	AEON Co., Ltd.	65
11	Almacenes Exito S.A.	141
4	Bim Birlesik Magazalar AS	123
6	Carrefour S.A.	281
5	China Resources Enterprise	19
–	Companhia Brasileira De Distribuicao S.A.
	ADR	10
1	Delhaize-Le Lion S.A.	87
10	Koninklijke Ahold N.V.	132
2	Metro AG	107
32	Olam International Ltd.	77
7	Seven & I Holdings Co., Ltd.	171
71	Tesco plc	457
10	Wesfarmers Ltd.	325
22	Wm Morrison Supermarkets	94
11	Woolworths Ltd.	288
22	Wumart Stores, Inc.	47
		2,424
	Food, Beverage & Tobacco - 2.3%
9	Ajinomoto Co., Inc.	97
28	Anadolu Efes Biracilik ve Malt Sanayii AS	340
6	Anheuser-Busch InBev N.V.	320
16	Archer Daniels Midland Co. ‡	514
3	Asahi Breweries Ltd.	62
170	Asian Citrus Holdings Ltd.	204
7	BRF Brasil Foods S.A. ADR	120
17	British American Tobacco plc	620
1	Carlsberg A/S Class B	101
59	Chaoda Modern Agriculture	42
213	China Agri-Industries Holdings	229
67	China Foods Ltd.	41
21	China Mengniu Dairy Co.	58
14	China Yurun Food Group Ltd.	45
6	Coca-Cola Amatil Ltd.	66

3

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 44.0% - (continued)
	Food, Beverage & Tobacco - 2.3% - (continued)
2	Coca-Cola Hellenic Bottling	$66
1	Coca-Cola Icecek	17
4	Companhia de Bebidas das Americas	83
13	Cosan Ltd.	171
16	Cosan S.A. Industria E Comercio	257
21	Diageo Capital plc	403
125	First Resources Ltd.	133
21	Foster's Group Ltd.	119
278	Golden Agri Resources Ltd.	155
5	Groupe Danone	298
2	Heineken N.V.	115
9	Imperial Tobacco Group plc	247
80	Indofood Agri Resources Ltd. ●	158
–	Japan Tobacco, Inc.	132
21	JBS S.A.	80
2	Kerry Group plc Class A	62
9	Kirin Brewery Co., Ltd.	124
33	Nestle S.A.	1,767
37	PepsiCo, Inc.	2,383
18	Perdigao S.A.	301
2	Pernod-Ricard	150
8	SABMiller plc	272
3	Swedish Match Ab	72
42	Tingyi Holding Corp.	102
4	Tsingtao Brewery Co., Ltd.	17
16	Unilever N.V. CVA	477
9	Unilever plc	249
108	Want Want China Holdings Ltd.	90
62	Wilmar International Ltd.	256
		11,615
	Health Care Equipment & Services - 0.2%
2	Cie Generale d'Optique Essilor International
	S.A.	125
2	Fresenius Medical Care AG & Co.	100
3	Mindray Medical International Ltd.	89
2	Olympus Corp.	44
37	Shandong Weigao Group Medical Polymer
	Co., Ltd.	97
52	Sinopharm Medicine Holding Co., Ltd.	183
10	Smith & Nephew plc	112
–	Sonova Holding AG	49
1	Synthes, Inc.	105
1	Terumo Corp.	72
		976
	Household & Personal Products - 0.2%
1	Beiersdorf AG	55
8	Hengan International Group Co., Ltd.	58
3	Henkel AG & Co. KGaA	138
5	Kao Corp.	140
2	L'Oreal S.A.	238
5	Reckitt Benckiser Group plc	279
4	Shiseido Co., Ltd.	89
1	Uni-Charm Corp.	41
		1,038
	Insurance - 0.9%
16	Aegon N.V.	121
20	Ageas	58
68	AIA Group Ltd. ●	187
4	Allianz SE	557
21	Amp Ltd.	114
13	Assicurazioni Generali	277
23	Aviva plc	163
11	AXA Asia Pacific Holdings	72
14	AXA S.A.	297
32	China Life Insurance Co., Ltd.	126
1	China Pacific Insurance	3
7	China Taiping Insurance ●	20
–	Dai-ichi Life Insurance Co., Ltd.	104
18	Insurance Australia Group	68
47	Legal & General Group plc	83
4	MS & AD Insurance Group Holdings	94
2	Muenchener Rueckversicherungs NPV	243
13	NKSJ Holdings, Inc. ●	89
50	Old Mutual plc	101
7	PICC Property and Casualty Co., Ltd. ●	9
16	Ping An Insurance (Group) Co.	161
19	Prudential plc	210
9	QBE Insurance Group Ltd.	149
20	Resolution Ltd.	82
32	RSA Insurance Group plc	69
5	Sampo Oyj Class A	142
20	Standard Life plc	74
13	Suncorp-Metway Ltd.	114
3	Swiss Re	165
2	T&D Holdings, Inc.	60
5	Tokio Marine Holdings, Inc.	163
1	Zurich Financial Services AG	341
		4,516
	Materials - 6.2%
6	Agrium, Inc.	487
2	Air Liquide	298
2	Akzo Nobel N.V.	119
61	Aluminum Corp. of China Ltd.	60
11	Amcor Ltd.	76
27	Angang Steel Co., Ltd.	39
23	Anglo American plc	1,124
4	Anhui Conch Cement Co., Ltd.	20
6	Antofagasta	129
1	Aperam ●	40
20	ArcelorMittal	715
14	Asahi Kasei Corp.	95
8	BASF SE	609
42	BBMG Corp.	58
29	BHP Billiton Ltd.	1,293
45	BHP Billiton plc	1,722
5	Boliden Ab	97
4	Braskem S.A.	107
13	Cementos Argos S.A.	83
5	CF Industries Holdings, Inc.	722
236	China Bluechemical Ltd.	196
49	China Molybdenum Co., Ltd.	47
6	China National Building Material Co., Ltd.	14
34	China Zhongwang Holdings Ltd.	17
7	Companhia Siderurgica Nacional S.A.	122
7	CRH plc	143
1	Eramet	262
89	Eregli Demir ve Celik Fabrikalari T.A.S.	281
19	Eurasian Natural Resources Corp.	302

4

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 44.0% - (continued)
	Materials - 6.2% - (continued)
8	Evraz Group S.A. §	$316
4	Fibria Celulose S.A. ADR ●	63
16	Fortescue Metals Group Ltd. ●	102
55	Fosun International	44
26	Freeport-McMoRan Copper & Gold, Inc.	2,818
57	Fushan International Energy	39
4	Gerdau S.A.	48
–	Givaudan	69
117	Grupo Mexico SAB de CV	460
2	HeidelbergCement AG	103
35	Hidili Industry International Development	30
2	Holcim Ltd.	151
36	Huabao International Holdings Ltd.	53
129	Incitec Pivot Ltd.	555
2	Intrepid Potash, Inc. ●	83
8	Inversiones Argos S.A.	82
25	Israel Chemicals Ltd.	400
17	Ivanhoe Mines Ltd. ●	477
4	JFE Holdings, Inc.	143
28	Jiangxi Copper Co., Ltd.	91
3	JSR Corp.	65
8	K+S AG	566
16	Kazakmys plc	384
25	Kobe Steel Ltd.	62
1	Koninklijke DSM N.V.	75
5	Kuraray Co., Ltd.	64
2	Lafarge S.A.	148
1	Lanxess	83
54	Lee & Man Paper	37
1	Linde AG	196
2	Lonmin plc	55
397	Lynas Corp., Ltd. ●	712
64	Maanshan Iron & Steel	36
20	Mining and Metallurgical Co. Norilsk Nickel
	ADR	520
18	Mitsubishi Chemical Holdings	125
22	Monsanto Co.	1,637
6	Mosaic Co.	517
6	Newcrest Mining Ltd.	233
32	Nine Dragons Paper Holdings	46
46	Nippon Steel Corp.	159
2	Nitto Denko Corp.	109
7	Novolipet Steel §	283
–	Novozymes A/S Class B	56
3	Orica Ltd.	72
8	Potash Corp. of Saskatchewan, Inc.	1,379
1	Rangold Resources Ltd.	70
4	Rio Tinto Ltd.	353
25	Rio Tinto plc	1,720
4	Shin-Etsu Chemical Co., Ltd.	238
15	Sino Forest Corp. Class A ●	333
292	Sinofert Holdings Ltd.	163
99	Sinopec Shanghai Petrochemical Co., Ltd.	60
1	Solvay S.A.	57
11	Southern Copper Corp.	473
16	Sterlite Industries Ltd.	238
8	Stora Enso Oyj Class R	94
17	Sumitomo Chemical Co., Ltd.	86
39	Sumitomo Metal Industries	91
5	Sumitomo Metal Mining Co., Ltd.	88
5	Svenska Cellulosa Ab B Shares	81
3	Syngenta AG	970
7	Teck Cominco Ltd. Class B	434
3	ThyssenKrupp AG	140
14	Toray Industries, Inc.	91
2	Umicore	85
4	UPM-Kymmene Oyj	84
4	Uralkali §	164
32	Vale S.A. SP ADR	1,104
6	Vedanta Resources plc	236
2	Voestalpine AG	82
44	Xstrata plc	978
6	Yara International ASA	328
18	Zhaojin Mining Industry Co., Ltd.	66
89	Zijin Mining Group Co., Ltd.	70
		32,000
	Media - 0.3%
10	British Sky Broadcasting Group plc	119
3	Dentsu, Inc.	103
9	Elsevier N.V.	112
3	Focus Media Holding Ltd. ADR ●	63
2	Hakuhodo DY Holdings, Inc.	93
2	Lagardere S.C.A.	70
7	Net Servicos de Comunicacao S.A. ●	85
7	Pearson plc	117
1	Publicis Groupe	63
8	Reed Elsevier Capital, Inc.	68
2	SES Global S.A.	60
29	Singapore Press Holdings Ltd.	92
2	Television Broadcasts Ltd.	11
10	Vivendi S.A.	282
5	Wolters Kluwer N.V.	113
13	WPP plc	163
		1,614
	Pharmaceuticals, Biotechnology & Life Sciences - 3.3%
2	Actelion Ltd. ●	86
17	Alexion Pharmaceuticals, Inc. ●‡	1,408
5	Astellas Pharma, Inc.	185
12	AstraZeneca plc	598
7	Bayer AG	523
42	Celgene Corp. ●	2,155
5	CSL Ltd.	173
8	Daiichi Sankyo Co., Ltd.	165
4	Eisai Co., Ltd.	137
59	Gilead Sciences, Inc. ●	2,269
43	GlaxoSmithKline plc	779
1	Merck KGaA	58
17	Novartis AG	963
4	Novo Nordisk A/S	407
4	Qiagen N.V. ●	80
6	Roche Holding AG	878
9	Sanofi-Aventis S.A.	618
4	Shionogi & Co., Ltd.	70
5	Shire plc	127
7	Takeda Pharmaceutical Co., Ltd.	326
8	Teva Pharmaceutical Industries Ltd.	434
37	Teva Pharmaceutical Industries Ltd. ADR	1,997
3	Tsumura & Co.	92

5

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 44.0% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 3.3% -
	(continued)
66	Vertex Pharmaceuticals, Inc. ●	$2,574
		17,102
	Real Estate - 0.7%
5	Agile Property Holdings Ltd.	7
8	British Land Co. plc	70
31	Capitaland Ltd.	88
44	Champion REIT	27
14	Cheung Kong Holdings Ltd.	225
4	China Overseas Land & Investment Ltd.	9
3	China Resources Land Ltd.	5
6	City Developments Ltd.	50
71	Country Garden Holdings Co.	27
4	Daiwa House Industry Co., Ltd.	52
64	Franshion Properties	18
25	Gpt Group	73
16	Greentown China Holdings	18
14	Guangzhou R&F Properties	21
12	Hammerson plc	81
10	Hang Lung Group Ltd.	64
80	Hang Lung Properties Ltd.	352
13	Henderson Land Development Co., Ltd.	93
2	Hopewell Holdings	5
4	Hopson Development Holdings Ltd.	4
2	Hysan Development Co., Ltd.	9
–	Japan Real Estate Investment Trust	40
2	Klepierre	73
10	Land Securities Group plc	106
34	Link Reit	107
11	Mitsubishi Estate Co., Ltd.	208
8	Mitsui Fudosan Co., Ltd.	173
61	New World China Land Ltd.	25
42	New World Development Co., Ltd.	81
–	Nippon Building Fund, Inc.	42
23	Poly Hong Kong Investments	22
102	Renhe Commercial Holdings	17
15	Shimao Property Holdings Ltd.	22
39	Shui On Land Ltd.	19
46	Sino Land Co., Ltd.	88
29	Sino-Ocean Land Holdings Ltd.	19
38	Soho China Ltd.	30
29	Stockland	106
4	Sumitomo Realty & Development Co., Ltd.	98
13	Sun Hung Kai Properties Ltd.	226
7	Swire Pacific Ltd.	110
12	Tokyu Land Corp.	59
1	Unibail-Rodamco SE	154
18	Westfield Group	177
18	Westfield Retail Trust ●	47
2	Weyerhaeuser Co.	37
15	Wharf Holdings Ltd.	117
		3,501
	Retailing - 1.3%
44	Belle International Holdings Ltd.	76
9	Esprit Holdings Ltd.	45
–	Fast Retailing Co., Ltd.	69
29	Golden Eagle Retail Group Ltd.	81
131	GOME Electrical Appliances Holdings Ltd.	50
9	Hennes & Mauritz Ab	297
2	Industria de Diseno Textil S.A.	154
5	Isetan Mitsukoshi Holdings Ltd.	59
28	Kingfisher plc	113
40	Kohl's Corp. ●	2,016
24	Li & Fung Ltd.	159
17	Marks & Spencer Group plc	99
2	Next plc	55
184	Parkson Retail Group Ltd.	315
1	Pinault-Printemps-Redoute S.A.	106
–	Rakuten, Inc.	52
55	Staples, Inc.	1,228
52	Urban Outfitters, Inc. ●	1,749
1	Yamada Denki Co., Ltd.	86
		6,809
	Semiconductors & Semiconductor Equipment - 0.8%
35	Advanced Semiconductor Engineering, Inc.	44
2	Advantest Corp.	37
15	Arm Holdings plc	123
4	ASML Holding N.V.	158
47	Broadcom Corp. Class A	2,106
1	Epistar Corp.	5
9	Infineon Technologies AG ●	100
34	Inotera Memories, Inc.	21
2	JA Solar Holdings Co. Ltd. ADR ●	17
5	MediaTek, Inc.	64
34	Nanya Technology Corp.	21
2	Powertech Technology, Inc.	7
1	Rohm Co., Ltd.	89
1	Samsung Electronics Co., Ltd.	449
286	Semiconductor Manufacturing ●	23
22	Siliconware Precision Industries	31
2	Suntech Power Holdings Co., Ltd. ADR ●	13
215	Taiwan Semiconductor Manufacturing Co.,
	Ltd.	560
2	Tokyo Electron Ltd.	101
62	United Microelectronics Corp.	38
–	Yingli Green Energy Holdings ●	–
		4,007
	Software & Services - 2.0%
74	Adobe Systems, Inc. ●‡	2,454
176	Alibaba.com Ltd.	349
2	Autonomy Corp. plc ●	38
8	Baidu, Inc. ADR ●‡	872
2	Capital Gemini S.A.	105
6	Computershare Ltd.	59
5	Google, Inc. ●	2,768
–	Longtop Financial Technologies Ltd. ●	5
–	Netease.com, Inc. ●	7
1	Nintendo Co., Ltd.	257
–	Ntt Data Corp.	45
62	Oracle Corp.	1,990
–	Perfect World Co., Ltd. ADR ●	1
19	Sage Group plc	88
7	SAP AG	431
–	Shanda Interactive Entertainment Ltd. ADR ●	5
–	Sina Corp. ●	8
6	Sohu.com, Inc. ●	466
22	Tencent Holdings Ltd.	586

6

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 44.0% - (continued)
	Software & Services - 2.0% - (continued)
–	Yahoo Japan Corp.	$67
		10,601
	Technology Hardware & Equipment - 3.2%
3	AAC Acoustic Technologies	9
3	Acer, Inc.	8
21	Alcatel S.A.	70
8	Apple, Inc. ●‡	2,677
1	Asustek Computer, Inc.	6
32	AU Optronics Corp.	31
25	BYD Electronic International Co., Ltd.	17
9	Canon, Inc.	454
34	Chimei Innolux Corp.	42
111	Chunghwa Picture Tubes Ltd. ●	17
24	Compal Electronics, Inc.	32
106	Corning, Inc.	2,349
3	Delta Electronics, Inc.	12
102	EMC Corp. ●	2,544
2	Foxconn Technology Co., Ltd.	8
4	Fuji Photo Film Co., Ltd.	142
21	Fujitsu Ltd.	131
4	High Technology Computer Corp.	150
41	Hitachi Ltd.	227
111	Hon Hai Precision Industry Co., Ltd.	475
4	Hoya Pentax HD Corp.	98
1	Ibiden Co., Ltd.	45
66	Juniper Networks, Inc. ●	2,443
–	Keyence Corp.	132
2	Kingboard Chemical Holdings Ltd.	9
4	Konica Minolta Holdings, Inc.	36
2	Kyocera Corp.	197
60	Legend Holdings Ltd.	35
21	Lite-On Technology Corp.	28
2	Murata Manufacturing Co., Ltd.	168
2	Nan Ya Printed Circuit Board Corp.	6
3	Nippon Electric Glass Co., Ltd.	47
31	Nokia Oyj	328
2	Omron Corp.	55
2	Pegatron Corp. ●	2
48	Qualcomm, Inc.	2,584
4	Quanta Computer, Inc.	9
9	Ricoh Co., Ltd.	131
3	Synnex Technology International Corp.	8
1	TDK Corp.	79
26	Telefonaktiebolaget LM Ericsson	322
40	Toshiba Corp.	234
3	Wistron Corp.	7
7	ZTE Corp.	29
		16,433
	Telecommunication Services - 1.5%
2	Belgacom S.A.	73
32	Bezeq Israeli Telecommunication Corp., Ltd.	85
4	Brasil Telecom S.A. ADR	99
62	BT Group plc	175
131	China Communications Services Corp., Ltd.	80
22	China Mobile Ltd.	217
443	China Telecom Corp., Ltd.	263
140	China Unicom Ltd.	234
25	Deutsche Telekom AG	335
17	France Telecom S.A.	372
6	Inmarsat plc	61
–	KDDI Corp.	124
15	Koninklijke (Royal) KPN N.V.	243
1	Millicom International Cellular SDR	55
1	Nippon Telegraph & Telephone Corp.	60
–	NTT DoCoMo, Inc.	209
242	PCCW Ltd.	115
5	Portugal Telecom S.G.P.S. S.A. (with rights)	59
78	Singapore Telecommunications Ltd.	191
7	Softbank Corp.	237
4	Tele Norte Leste Participacoes S.A. ADR	67
4	Tele2 Ab B Shares	82
120	Telecom Italia S.p.A.	157
34	Telefonica S.A.	864
4	Telekom Austria AG	57
8	Telenor ASA	125
19	Telia Ab	158
46	Telstra Corp., Ltd.	129
1	Tim Participacoes S.A. ADR	53
69	Turk Telekomunikasyon AS	282
41	Turkcell Iletisim Hizmetleri A.S. ADR	635
4	Vivo Participacoes S.A.	144
422	Vodafone Group plc	1,185
		7,225
	Transportation - 1.5%
–	A.P. Moller-Maersk A/S	94
4	Abertis Infraestructuras S.A.	73
2	Aeroports de Paris	204
44	Air China Ltd.	46
12	All America Latina Logistica S.A.	103
118	Asciano Group ●	190
49	Beijing Capital International Airport Co., Ltd.	26
–	Canadian National Railway Co.	11
15	Cathay Pacific Airways Ltd.	39
–	Central Japan Railway Co.	93
71	China Eastern Airlines Co. ●	33
3	China Merchants Holdings International Co.,
	Ltd.	13
76	China Shipping Container ●	35
5	China Shipping Development ⌂	6
71	China Southern Airline ●	37
36	Cosco Holdings Co., Ltd.	40
4	Cosco Pacific Ltd.	7
5	CSX Corp.	384
17	Deutsche Lufthansa AG	356
22	Deutsche Post AG	395
4	DSV A/S	85
3	East Japan Railway Co.	201
21	FedEx Corp.	1,933
7	GOL Linhas Aereas Inteligentes S.A. ADR	102
7	Groupe Eurotunnel S.A.	65
64	Guangshen Railway Co., Ltd. Class H	26
18	Jiangsu Express Co., Ltd.	20
10	Keisei Electric Railway Co.	70
28	Kintetsu Corp.	86
1	Kuehne & Nagel International AG	87
10	Mitsui O.S.K. Lines Ltd.	68
15	MTR Corp., Ltd.	56

7

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
COMMON STOCKS - 44.0% - (continued)
		Transportation - 1.5% - (continued)
	78	Nippon Yusen	$343
	8	Singapore Airlines Ltd.	90
	50	Sinotrans Shipping Ltd.	18
	5	Tam S.A.	107
	4	TNT N.V.	102
	22	Tobu Railway Co., Ltd.	121
	20	Tokyu Corp.	93
	14	Transurban Group	75
	287	Turk Hava Yollari Anonim Ortakligi ●	926
	6	Union Pacific Corp.	529
	7	United Parcel Service, Inc. Class B	478
	–	West Japan Railway Co.	65
	4	Yamato Holdings Co., Ltd.	66
	8	Zhejiang Expressway Co., Ltd.	7
			8,004
		Utilities - 1.2%
	5	AGL Energy Ltd.	68
	6	Centrais Eletricas Brasileiras S.A.	81
	46	Centrica plc	236
	65	China Longyuan Power Group Corp. ●	59
	39	China Resources Power Holdings Co., Ltd.	69
	6	Chubu Electric Power Co., Inc.	148
	–	CIA Saneamento Basico De Estado de Sao
		Paulo	10
	33	CLP Holdings Ltd.	271
	5	Companhia Energetica de Minas Gerais ADR	78
	4	Companhia Paranaense de Energia - Copel	108
	–	CPFL Energia S.A.	6
	125	Datang International Power	44
	15	E.On AG	506
	30	Electricidade de Portugal S.A.	115
	2	Electricite de France	104
	60	Enel S.p.A.	339
	6	ENN Energy Holdings Ltd.	18
	5	Fortum Corp.	141
	10	Gaz de France	404
	102	Guangdong Investment Ltd.	52
	4	Hokuriku Electric Power Co.	101
	92	Hong Kong & China Gas	208
	29	Hong Kong Electric Holdings	183
	102	Huaneng Power International, Inc.	57
	38	Iberdrola S.A.	325
	12	Interconexion Electrica S.A.	87
	20	International Power plc	133
	8	Kansai Electric Power Co., Inc.	198
	32	National Grid plc	287
	26	Osaka Gas Co., Ltd.	98
	2	Red Electrica Corporacion S.A.	113
	1	RWE AG	97
	9	Scottish & Southern Energy	174
	4	Shikoku Electric Power Co.	112
	13	Snam Rete Gas S.p.A.	69
	3	Suez Environment S.A.	62
	5	Tohoku Electric Power Co., Inc.	118
	13	Tokyo Electric Power Co., Inc.	314
	21	Tokyo Gas Co., Ltd.	92
	7	United Utilities Group plc	62
	4	Veolia Environment S.A.	128
			5,875
		Total common stocks
		(cost $212,685)	$226,842

PREFERRED STOCKS - 0.1%
		Automobiles & Components - 0.1%
	2	Volkswagen AG N.V.	$245

		Health Care Equipment & Services - 0.0%
	1	Fresenius SE	68

		Telecommunication Services - 0.0%
	4	Telecomunicacoes de Sao Paulo S.A.	103

		Total preferred stocks
		(cost $385)	$416

EXCHANGE TRADED FUNDS - 6.7%
		Other Investment Pools and Funds - 6.7%
	39	Energy Select Sector SPDR	$2,819
	605	Financial Select Sector SPDR	9,917
	326	iShares MSCI Canada Index Fund	10,189
	19	iShares MSCI Chile Investable Market Index
		Fund	1,348
	350	iShares MSCI Japan	3,822
	79	iShares MSCI South Korea Index Fund	4,853
	31	Market Vectors Gold Miners ETF	1,688

		Total exchange traded funds
		(cost $33,159)	$34,636

CORPORATE BONDS: INVESTMENT GRADE - 3.4%
		Foreign Governments - 3.4%
		Canada (Government of)
CAD	2,525	4.00%, 06/01/2041	$2,640
		Israel CPI Linked
ILS	101	4.00%, 05/30/2036 Ж	32
		Mexican Udibonos
MXN	39,966	4.50%, 11/22/2035 Ж	3,571
		New Zealand (Government of)
NZD	10,390	6.00%, 12/15/2017	8,429
		Swedish Government
SEK	14,341	3.50%, 12/01/2028 Ж	2,998
			17,670
		Total corporate bonds: investment grade
		(cost $17,520)	$17,670

CORPORATE BONDS: NON-INVESTMENT GRADE - 0.1%
		Foreign Governments - 0.1%
		Argentina (Republic of)
ARS	3,418	5.83%, 12/31/2033 Ж	$727

		Total corporate bonds: non-investment grade
		(cost $633)	$727

8

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
U.S. GOVERNMENT AGENCIES - 1.2%
	Federal National Mortgage Association - 1.1%
$400	4.00%, 02/15/2040 ☼	$396
2,000	4.50%, 02/15/2040 ☼	2,045
1,800	5.00%, 02/15/2040 ☼	1,888
1,500	5.50%, 02/15/2040 ☼	1,603
		5,932
	Government National Mortgage Association - 0.1%
400	4.00%, 02/15/2040 ☼	402

	Total U.S. government agencies
	(cost $6,340)	$6,334

U.S. GOVERNMENT SECURITIES - 2.4%
	U.S. Treasury Securities - 2.4%
	U.S. Treasury Bonds - 2.1%
$4,275	1.75%, 01/15/2028 ◄╦	$4,439
5,145	2.38%, 01/15/2025 - 01/15/2027 ◄	6,449
		10,888
	U.S. Treasury Notes - 0.3%
1,175	1.88%, 07/15/2019 ◄	1,316

		12,204
	Total U.S. government securities
	(cost $12,433)	$12,204

Contracts		Market Value ╪
PUT OPTIONS PURCHASED - 0.0%
	Equity Option Contract - 0.0%
	S&P 500 Index
–	Expiration: 02/21/2011, Exercise Price:
	$250.00	$15

	Total put options purchased
	(cost $53)	$15

	Total long-term investments
	(cost $283,208)	$298,844

Shares or Principal Amount ╬			Market Value ╪
SHORT-TERM INVESTMENTS - 39.5%
	Repurchase Agreements - 39.5%
	Bank of America Merrill Lynch TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2011 in the amount of $23,815,
	collateralized by FNMA 3.50% - 4.00%,
	2026 - 2040, value of $24,291)
$23,814	0.22%, 01/31/2011		$23,814
	Barclays Capital TriParty Joint Repurchase
	Agreement (maturing on 02/01/2011 in the
	amount of $85,519, collateralized by
	FHLMC 0.18% - 4.00%, 2012 - 2025,
	FNMA 3.50% - 6.00%, 2025 - 2039, value
	of $87,228)
85,518	0.22%, 01/31/2011		85,518
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2011 in the amount of $93,920,
	collateralized by GNMA 4.00% - 7.00%,
	2034 - 2041, value of $95,798)
93,920	0.22%, 01/31/2011		93,920
	UBS Securities, Inc. Joint Repurchase
	Agreement (maturing on 02/01/2011 in the
	amount of $190, collateralized by U.S.
	Treasury Bill 0.88%, 2011, value of $194)
190	0.20%, 01/31/2011		190
			203,442
	Total short-term investments
	(cost $203,442)		$203,442

	Total investments
	(cost $486,650) ▲	97.4%	$502,286
	Other assets and liabilities	2.6%	13,241
	Total net assets	100.0%	$515,527

9

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 31.6% of total net assets at January 31, 2011.

Prices of foreign equities that are principally traded on certain foreign markets are adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The consolidated schedule of investments includes investments held by The Hartford Cayman Global All-Asset Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total net assets in the  Subsidiary. As of January 31, 2011, the Fund invested 2.9% of its total net assets in the Subsidiary.

▲	At January 31, 2011, the cost of securities for federal income tax purposes was $486,801 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$18,356
Unrealized Depreciation	(2,871)
Net Unrealized Appreciation	$15,485

●	Currently non-income producing.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

§
These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S.  person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2011, the aggregate value of these securities amounted to $862, which represents 0.17% of total net assets.

◄
U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

☼	The cost of securities purchased on a when-issued, delayed delivery or delayed draw basis at January 31, 2011 was $6,340.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts.

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

ARS	─	Argentine Peso
CAD	─	Canadian Dollar
ILS	─	Israeli Shekel
MXN	─	Mexican New Peso
NZD	─	New Zealand Dollar
SEK	─	Swedish Krona

Ж	Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
05/2010-10/2010	5	China Shipping Development	$7

The aggregate value of these securities at January 31, 2011, was $6, which rounds to zero percent of total net assets.

10

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Futures Contracts Outstanding at January 31, 2011

Description	Number of Contracts*	Position	Expiration Date	Market Value ╪	Notional Amount	Unrealized Appreciation/ (Depreciation)
5 Year U.S. Treasury Note	100	Long	03/31/2011	$11,841	$11,916	$(75)
10 Year U.S. Treasury Note	187	Long	03/22/2011	22,589	22,830	(241)
AUST 10 Year Bond	49	Long	03/15/2011	5,058	5,021	37
CAC 40 10 Euro	35	Long	02/28/2011	1,920	1,924	(4)
CME Ultra Long Bond	108	Long	03/22/2011	13,301	13,831	(530)
Cocoa Commodity	58	Long	03/16/2011	1,944	1,662	282
Corn Commodity	98	Long	03/14/2011	3,232	2,776	456
DAX Index	8	Long	03/18/2011	1,943	1,937	6
FTSE/MIB Index	13	Long	03/18/2011	1,965	1,911	54
IBEX 35 Index	13	Long	02/18/2011	1,921	1,885	36
Live Cattle Commodity	45	Long	06/30/2011	2,062	1,965	97
NASDAQ 100 Mini	24	Long	03/18/2011	1,094	1,067	27
Platinum Commodity Future	10	Long	04/27/2011	900	857	43
S&P 500 Mini	286	Long	03/18/2011	18,338	17,677	661
Soybean Commodity	15	Long	03/14/2011	1,060	971	89
Soybean Meal Commodity	34	Long	03/14/2011	1,293	1,224	69
Sugar #11 World Commodity	20	Long	02/28/2011	761	666	95
Sugar #11 World Commodity	8	Long	04/29/2011	282	281	1
TOPIX Index	16	Long	03/10/2011	1,772	1,728	44
						$1,147

*	The number of contracts does not omit 000's.

Cash of $6,135 was pledged as initial margin deposit for open futures contracts at January 31, 2011.

Foreign Currency Contracts Outstanding at January 31, 2011

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
British Pound	Banc of America Securities	Buy	$19	$19	03/16/2011	$–
British Pound	UBS AG	Buy	4,302	4,272	04/20/2011	30
Canadian Dollar	Banc of America Securities	Sell	479	485	03/16/2011	6
Canadian Dollar	CS First Boston	Buy	2,344	2,347	03/16/2011	(3)
Canadian Dollar	RBS Securities	Sell	4,562	4,544	03/16/2011	(18)
Canadian Dollar	State Street Global Markets LLC	Sell	156	157	02/01/2011	1
Chinese Renminbi	Citibank	Sell	442	441	07/27/2012	(1)
Chinese Renminbi	Deutsche Bank Securities	Buy	1,324	1,278	03/30/2012	46
Chinese Renminbi	Deutsche Bank Securities	Sell	322	322	03/30/2012	–
Chinese Renminbi	JP Morgan Securities	Buy	911	900	03/30/2012	11
Chinese Renminbi	JP Morgan Securities	Sell	351	351	03/30/2012	–
Chinese Renminbi	JP Morgan Securities	Buy	2,948	2,889	07/27/2012	59
Chinese Renminbi	JP Morgan Securities	Buy	7,786	7,766	12/07/2012	20
Chinese Renminbi	JP Morgan Securities	Sell	409	408	07/27/2012	(1)
Chinese Renminbi	JP Morgan Securities	Buy	1,889	1,900	12/07/2012	(11)
Euro	Banc of America Securities	Sell	337	326	03/16/2011	(11)
Euro	Barclay Investments	Sell	7,166	7,125	04/20/2011	(41)
Euro	Citibank	Sell	4,972	4,892	04/20/2011	(80)
Euro	HSBC Securities	Sell	359	347	03/16/2011	(12)
Euro	Morgan Stanley	Sell	270	261	03/16/2011	(9)
Euro	RBC Dominion Securities	Sell	1,333	1,316	04/20/2011	(17)
Euro	Westpac International	Sell	718	693	03/16/2011	(25)
Hungarian Forint	JP Morgan Securities	Sell	672	664	04/20/2011	(8)
Japanese Yen	Barclay Investments	Sell	186	185	03/16/2011	(1)
Japanese Yen	Goldman Sachs	Buy	186	184	03/16/2011	2
Japanese Yen	Goldman Sachs	Buy	2,562	2,545	04/20/2011	17
Japanese Yen	Goldman Sachs	Sell	2,562	2,532	04/20/2011	(30)
Kazakhstani Tenge	Citibank	Buy	626	626	03/16/2011	–

11

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2011 - (continued)

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Mexican New Peso	Citibank	Sell	$3,653	$3,667	04/20/2011	$14
New Zealand Dollar	Barclay Investments	Sell	4,653	4,582	03/16/2011	(71)
New Zealand Dollar	Citibank	Buy	106	103	03/16/2011	3
New Zealand Dollar	Citibank	Sell	1,176	1,156	03/16/2011	(20)
New Zealand Dollar	Goldman Sachs	Sell	1,012	1,006	03/16/2011	(6)
New Zealand Dollar	JP Morgan Securities	Buy	2,272	2,166	03/16/2011	106
New Zealand Dollar	UBS AG	Sell	3,879	3,858	03/16/2011	(21)
Norwegian Krone	Goldman Sachs	Buy	1,060	1,046	04/20/2011	14
Peruvian New Sol	BNP Paribas Securities	Sell	626	625	03/16/2011	(1)
Peruvian New Sol	Citibank	Buy	626	620	03/16/2011	6
Republic of Korea Won	Barclay Investments	Buy	375	368	03/16/2011	7
Republic of Korea Won	Deutsche Bank Securities	Buy	613	601	03/16/2011	12
Republic of Korea Won	JP Morgan Securities	Buy	254	254	04/20/2011	–
Singapore Dollar	Banc of America Securities	Buy	239	237	04/20/2011	2
Singapore Dollar	Barclay Investments	Buy	375	368	03/16/2011	7
Singapore Dollar	HSBC Securities	Buy	618	602	03/16/2011	16
South African Rand	Banc of America Securities	Sell	161	166	03/16/2011	5
South African Rand	Banc of America Securities	Buy	161	166	03/16/2011	(5)
South African Rand	RBS Securities	Sell	170	177	03/16/2011	7
South African Rand	RBS Securities	Buy	170	177	03/16/2011	(7)
Swedish Krona	Barclay Investments	Sell	790	790	03/16/2011	–
Swedish Krona	Citibank	Buy	1,792	1,683	03/16/2011	109
Swedish Krona	CS First Boston	Sell	2,988	2,863	03/16/2011	(125)
Swedish Krona	Goldman Sachs	Buy	8,294	8,047	04/20/2011	247
Swedish Krona	JP Morgan Securities	Buy	759	706	03/16/2011	53
Swedish Krona	UBS AG	Sell	1,792	1,690	03/16/2011	(102)
Turkish New Lira	CS First Boston	Buy	454	455	02/02/2011	(1)
Turkish New Lira	CS First Boston	Buy	924	925	04/20/2011	(1)
						$172

12

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Credit Default Swap Contracts Outstanding at January 31, 2011

Counterparty	Reference Entity	Notional Amount (a)	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Cost	Market Value ╪	Unrealized Appreciation/ (Depreciation)
JP Morgan Chase	CDX North American High Yield Index	$2,600	Sell	5.00%	12/20/15	$31	$92	$61
JP Morgan Chase*	TRX North American Index	3,500	Sell	2.67%	04/01/11	40	102	62
Morgan Stanley	CDX Emerging Markets Index	9,300	Sell	5.00%	12/20/15	1,334	1,145	(189)
Morgan Stanley	CDX Emerging Markets Index	700	Sell	5.00%	12/21/15	80	86	6
Morgan Stanley	CDX North American High Yield Index	5,600	Sell	5.00%	12/21/15	(154)	199	353
Morgan Stanley	CMBX North American AAA Index	3,250	Sell	7.00%	03/15/17	(107)	(131)	(24)
Morgan Stanley	LCDX North American Index	8,300	Sell	2.50%	12/20/15	(142)	105	247
								$516

(a)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

*
The aggregate value of investments valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund's Board of Directors at January 31, 2011, was $102, which represents 0.02% of total net assets.

Interest Rate Swap Contracts Outstanding at January 31, 2011

Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount	Expiration Date	Cost	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Goldman Sachs	Brazil CETIP Interbank	BRL 11.75%
	Deposit	Fixed	$958	01/02/14	$–	$(31)	$(31)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

13

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Diversification by Country
as of January 31, 2011
Percentage of
Country	Net Assets
Argentina	0.1%
Australia	2.1
Austria	0.1
Belgium	0.2
Brazil	0.9
Canada	1.8
China	1.4
Colombia	0.2
Denmark	0.2
Finland	0.2
France	2.0
Germany	1.7
Greece	0.0
Hong Kong	1.4
India	0.0
Ireland	0.1
Israel	0.6
Italy	0.4
Japan	4.0
Jersey	0.0
Luxembourg	0.3
Mauritius	0.0
Mexico	0.8
Netherlands	0.9
New Zealand	1.6
Norway	0.2
Portugal	0.0
Russia	0.2
Singapore	0.4
South Korea	0.1
Spain	0.7
Sweden	1.2
Switzerland	2.2
Taiwan	0.3
Turkey	1.1
United Kingdom	4.2
United States	26.3
Short-Term Investments	39.5
Other Assets and Liabilities	2.6
Total	100.0%

14

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Automobiles & Components	$3,979	$–	$3,979	$–
Banks	18,261	3,136	15,125	–
Capital Goods	26,017	14,822	11,195	–
Commercial & Professional Services	1,370	–	1,370	–
Consumer Durables & Apparel	4,370	2,231	2,139	–
Consumer Services	1,104	105	999	–
Diversified Financials	15,117	11,198	3,919	–
Energy	22,884	12,174	10,710	–
Food & Staples Retailing	2,424	151	2,273	–
Food, Beverage & Tobacco	11,615	3,971	7,644	–
Health Care Equipment & Services	976	89	887	–
Household & Personal Products	1,038	55	983	–
Insurance	4,516	187	4,329	–
Materials	32,000	12,990	19,010	–
Media	1,614	267	1,347	–
Pharmaceuticals, Biotechnology & Life Sciences	17,102	10,547	6,555	–
Real Estate	3,501	84	3,417	–
Retailing	6,809	4,993	1,816	–
Semiconductors & Semiconductor Equipment	4,007	2,136	1,871	–
Software & Services	10,601	8,576	2,025	–
Technology Hardware & Equipment	16,433	12,597	3,836	–
Telecommunication Services	7,225	998	6,227	–
Transportation	8,004	3,647	4,351	6
Utilities	5,875	553	5,322	–
Total	226,842	105,507	121,329	6
Corporate Bonds: Investment Grade	17,670	–	17,670	–
Corporate Bonds: Non-Investment Grade	727	–	727	–
Exchange Traded Funds	34,636	34,636	–	–
Preferred Stocks	416	171	245	–
Put Options Purchased	15	15	–	–
U.S. Government Agencies	6,334	–	6,334	–
U.S. Government Securities	12,204	–	12,204	–
Short-Term Investments	203,442	–	203,442	–
Total	$502,286	$140,329	$361,951	$6
Credit Default Swaps*	729	–	729	–
Foreign Currency Contracts*	800	–	800	–
Futures*	1,997	1,996	1	–
Total	$3,526	$1,996	$1,530	$–
Liabilities:
Credit Default Swaps*	213	–	213	–
Foreign Currency Contracts*	628	–	628	–
Futures*	850	850	–	–
Interest Rate Swaps*	31	–	31	–
Total	$1,722	$850	$872	$–

♦	For the three-month period ended January 31, 2011, there were no significant transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

15

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance		Change in							Balance
	as of	Realized	Unrealized					Transfers	Transfers	as of
	October	Gain	Appreciation		Net			Into	Out of	January
	31, 2010	(Loss)	(Depreciation)		Amortization	Purchases	Sales	Level 3 *	Level 3*	31, 2011
Assets:
Common Stocks	$—	$—	$(1	)†	$—	$—	$—	$7	$—	$6
Corporate Bonds	232	—	—		—	—	—	—	(232)	—
Total	$232	$—	$(1)		$—	$—	$—	$7	$(232)	$6

*	Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1) Securities where trading has been halted (transfer into Level 3) or securities where trading has resumed (transfer out of Level 3).
2) Broker quoted securities (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3) Securities that have certain restrictions on trading (transfer into Level 3) or securities where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation or depreciation in the current period relating to assets still held at January 31, 2011 was $(1).

16

The Hartford Global Enhanced Dividend Fund
Schedule of Investments
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
LONG POSITIONS - 142.5%
COMMON STOCKS - 140.7%
	Automobiles & Components - 1.3%
2	Nissan Motor Co., Ltd. ADR ‡	$44
1	Thor Industries, Inc. ‡	21
–	Toyota Motor Corp. ADR ‡	39
		104
	Banks - 12.8%
1	Banco de Chile ADR ‡	66
–	Banco Santander Chili S.A. ADR ‡	40
2	Banco Santander S.A. ADR ‡	22
–	Bank of Hawaii Corp. ‡	16
1	Bank of Montreal ‡	54
1	BB&T Corp. ‡	36
1	Canadian Imperial Bank of Commerce ‡	42
–	Cullen/Frost Bankers, Inc. ‡	6
1	First Niagara Financial Group, Inc. ‡	11
–	FirstMerit Corp. ‡	8
2	FNB Corp. ‡	25
–	Hancock Holding Co. ‡	6
1	HSBC Holdings plc ADR ‡	53
1	Hudson City Bancorp, Inc. ‡	7
–	Iberiabank Corp. ‡	6
36	Mitsubishi UFJ Financial Group, Inc. ADR ‡	187
8	Mizuho Financial Group, Inc. ADR ‡	29
2	New York Community Bancorp, Inc. ‡	29
–	Park National Corp. ‡	22
1	Royal Bank of Canada ‡	71
–	Shinhan Financial Group Co., Ltd. ADR ‡	17
–	Southside Bancshares, Inc. ‡	9
1	Sterling Bancshares, Inc. ‡	7
–	SunTrust Banks, Inc. ‡	7
1	Toronto-Dominion Bank ADR ‡	100
–	Trustmark Corp. ‡	7
3	US Bancorp ‡	71
1	Wells Fargo & Co. ‡	30
1	Westpac Banking Corp. ADR ‡	72
		1,056
	Capital Goods - 11.8%
1	3M Co. ‡	117
1	ABB Ltd. ADR ‡	28
4	Aircastle Ltd. ‡	38
1	Boeing Co. ‡	42
1	Caterpillar, Inc. ‡	123
–	Crane Co. ‡	15
1	Eaton Corp. ‡	73
1	Emerson Electric Co. ‡	88
2	General Electric Co. ‡	36
–	Honeywell International, Inc. ‡	26
1	Hubbell, Inc. Class B ‡	36
–	Illinois Tool Works, Inc. ‡	9
1	MSC Industrial Direct Co., Inc. ‡	41
–	National Presto Industries, Inc. ‡	38
–	Northrop Grumman Corp. ‡	26
1	Oshkosh Corp. ●‡	47
1	Rockwell Automation, Inc. ‡	91
1	Siemens AG ADR ‡	103
		977
	Commercial & Professional Services - 2.9%
1	Avery Dennison Corp. ‡	36
2	Cintas Corp. ‡	42
2	Deluxe Corp. ‡	52
2	Pitney Bowes, Inc. ‡	40
2	R.R. Donnelley & Sons Co. ‡	32
1	Waste Management, Inc. ‡	39
		241
	Consumer Durables & Apparel - 3.4%
1	Columbia Sportswear Co. ‡	70
1	Garmin Ltd. ‡	33
2	Leggett & Platt, Inc. ‡	42
3	Panasonic Corp. ‡	39
–	Polaris Industries, Inc. ‡	18
1	Sony Corp. ADR ‡	29
–	Stanley Black & Decker, Inc. ‡	26
–	V.F. Corp. ‡	27
		284
	Consumer Services - 3.2%
1	Intercontinental Hotels Group plc ‡	28
2	Learning Tree International, Inc. ‡	14
3	McDonald's Corp. ‡	204
–	Wynn Resorts Ltd. ‡	21
		267
	Diversified Financials - 8.0%
–	Administradora de Fondos de Pensiones
	Provida S.A. ‡	24
5	Advance America Cash Advance Centers, Inc ‡	28
1	American Express Co. ‡	23
2	Apollo Investment Corp. ‡	22
3	Ares Capital Corp. ‡	46
2	Bank of America Corp. ‡	33
1	Blackrock Kelso Capital Corp. ‡	16
–	BlackRock, Inc. ‡	51
1	Cohen & Steers, Inc. ‡	31
–	Eaton Vance Corp. ‡	14
1	Federated Investors, Inc. ‡	39
1	Fifth Street Finance Corp. ‡	8
–	Gamco Investors, Inc. ‡	19
2	JP Morgan Chase & Co. ‡	80
1	Nelnet, Inc. ‡	28
2	NYSE Euronext ‡	72
1	Orix Corp. ADR ‡	50
1	Raymond James Financial, Inc. ‡	23
2	SEI Investments Co. ‡	36
–	Solar Capital Ltd. ‡	9
–	Waddell and Reed Financial, Inc. Class A ‡	8
		660
	Energy - 18.1%
–	Cenovus Energy, Inc. ‡	12
1	Chevron Corp. ‡	115
–	CNOOC Ltd. ADR ‡	27
1	ConocoPhillips Holding Co. ‡	41
3	DHT Holdings, Inc. ‡	17
1	Diamond Offshore Drilling, Inc. ‡	84
–	EnCana Corp. ADR ‡	12
3	Enerplus Resources Fund ‡	102
1	Eni S.p.A. ADR ‡	63
1	Exxon Mobil Corp. ‡	116
–	Frontline Ltd. ‡	8
–	Knightsbridge Tankers Ltd. ADR ‡	8
2	Marathon Oil Corp. ‡	87

1

The Hartford Global Enhanced Dividend Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
LONG POSITIONS - 142.5% - (continued)
COMMON STOCKS - 140.7% - (continued)
	Energy - 18.1% - (continued)
1	Overseas Shipholding Group, Inc. ‡	$28
2	Pengrowth Energy Corp. ‡	24
–	PetroChina Co., Ltd. ADR ‡	25
3	Repsol-YPF S.A. ADR ‡	109
2	Royal Dutch Shell plc ADR ‡	167
2	Ship Finance International Ltd. ‡	42
2	Spectra Energy Corp. ‡	55
1	Statoilhydro ASA ADR ‡	22
1	Teekay Tankers Ltd. ‡	17
5	Total S.A. ADR ‡	316
2	WSP Holdings Ltd. ● ‡	3
		1,500
	Food & Staples Retailing - 0.7%
2	Supervalu, Inc. ‡	18
1	Sysco Corp. ‡	37
		55
	Food, Beverage & Tobacco - 6.3%
3	Altria Group, Inc. ‡	60
1	Coca-Cola Co. ‡	63
1	H.J. Heinz Co. ‡	33
1	Kraft Foods, Inc. ‡	35
1	Lorillard, Inc. ‡	47
–	PepsiCo, Inc. ‡	17
1	Philip Morris International, Inc. ‡	60
3	Reynolds American, Inc. ‡	89
3	Unilever N.V. NY Shares ADR ‡	102
1	Vector Group Ltd. ‡	22
		528
	Health Care Equipment & Services - 1.7%
–	Atrion Corp. ‡	40
–	Becton, Dickinson & Co. ‡	28
1	Brookdale Senior Living, Inc. ●‡	20
–	Fresenius Medical Care AG ADR ‡	16
1	Masimo Corp. ‡	39
		143
	Household & Personal Products - 0.6%
1	Kimberly-Clark Corp. ‡	51

	Insurance - 5.7%
1	Aflac, Inc. ‡	48
2	Allstate Corp. ‡	47
1	Aviva plc ‡	9
3	Axa ADR ‡	57
–	Axis Capital Holdings Ltd. ‡	12
1	Brown & Brown, Inc. ‡	22
1	Chubb Corp. ‡	40
2	Fidelity National Financial, Inc. ‡	32
1	First Mercury Financial Corp. ‡	21
2	Manualife Financial Corp. ‡	30
3	Old Republic International Corp. ‡	42
3	Prudential Financial, Inc. ‡	63
1	Sun Life Financial ‡	31
–	Travelers Cos., Inc. ‡	17
		471
	Materials - 6.6%
–	Aperam ●‡	2
1	ArcelorMittal ADR ‡	45
1	BHP Billiton Ltd. ADR ‡	102
1	Dow Chemical Co. ‡	24
2	E.I. DuPont de Nemours & Co. ‡	83
1	MeadWestvaco Corp. ‡	25
–	Nucor Corp. ‡	21
2	RPM International, Inc. ‡	56
1	Southern Copper Corp. ‡	34
1	Syngenta AG ADR ‡	43
2	Ternium S.A. ADR ‡	88
1	Worthington Industries, Inc. ‡	27
		550
	Media - 1.1%
2	Cinemark Holdings, Inc. ‡	38
1	McGraw-Hill Cos., Inc. ‡	22
4	Sinclair Broadcast Group, Inc. Class A ‡	32
		92
	Pharmaceuticals, Biotechnology & Life Sciences - 8.9%
1	Abbott Laboratories ‡	33
2	AstraZeneca plc ADR ‡	108
4	Bristol-Myers Squibb Co. ‡	99
4	Eli Lilly & Co. ‡	135
–	Johnson & Johnson ‡	25
3	Merck & Co., Inc. ‡	85
5	PDL Biopharma, Inc. ‡	27
7	Pfizer, Inc. ‡	126
3	Sanofi-Aventis S.A. ADR ‡	100
		738
	Real Estate - 5.7%
1	American Capital Agency Corp. ‡	20
1	Annaly Capital Management, Inc. ‡	23
2	Anworth Mortgage Asset Corp. ‡	13
3	Apartment Investment & Management Co. ‡	77
1	Brookfield Properties Corp. ‡	12
2	Capstead Mortgage Corp. ‡	23
5	Chimera Investment Corp. ‡	21
1	CommonWealth REIT ‡	34
2	Duke Realty, Inc. ‡	23
–	Entertainment Properties Trust ‡	11
1	Hatteras Financial Corp. ‡	25
–	HCP, Inc. ‡	10
–	Health Care, Inc. ‡	17
–	Inland Real Estate Corp. ‡	3
2	Medical Properties Trust, Inc. ‡	22
1	Nationwide Health Properties, Inc. ‡	47
2	Northstar Realty Finance Corp. ‡	12
3	Resource Capital Corp. ‡	19
1	Senior Housing Properties Trust ‡	20
1	UDR, Inc. ‡	28
1	Weyerhaeuser Co. ‡	18
		478
	Retailing - 2.1%
2	Foot Locker, Inc. ‡	28
–	Genuine Parts Co. ‡	23
–	Home Depot, Inc. ‡	10
–	J.C. Penney Co., Inc. ‡	10
2	Limited Brands, Inc. ‡	68
2	Nutri/System, Inc. ‡	37
		176
	Semiconductors & Semiconductor Equipment - 4.7%
1	Analog Devices, Inc. ‡	25
8	Himax Techologies, Inc. ADR ‡	20

2

The Hartford Global Enhanced Dividend Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
LONG POSITIONS - 142.5% - (continued)
COMMON STOCKS - 140.7% - (continued)
	Semiconductors & Semiconductor Equipment - 4.7% - (continued)
2	Intel Corp. ‡		$51
2	Intersil Corp. ‡		36
1	Linear Technology Corp. ‡		19
1	Maxim Integrated Products, Inc. ‡		28
1	Microchip Technology, Inc. ‡		46
13	Taiwan Semiconductor Manufacturing Co.,
	Ltd. ADR ‡		166
			391
	Software & Services - 3.8%
–	AOL, Inc. ●‡		4
–	Automatic Data Processing, Inc. ‡		19
4	Earthlink, Inc. ‡		37
1	Infosys Technologies Ltd. ADR ‡		71
13	iPass, Inc. ‡		20
3	Paychex, Inc. ‡		96
1	S.p.A. ADR ‡		71
			318
	Technology Hardware & Equipment - 6.5%
1	Anixter International, Inc. ‡		45
3	Canon, Inc. ADR ‡		166
1	Fujifilm Holdings Corp. ‡		23
–	Hitachi Ltd. ‡		25
2	Jabil Circuit, Inc. ‡		48
1	Molex, Inc. ‡		30
4	Nokia Corp. ‡		47
4	Seagate Technology ●‡		50
8	Telefonaktiebolaget LM Ericsson ADR ‡		102
			536
	Telecommunication Services - 13.2%
2	Alaska Communication Systems Holdings, Inc. ‡		18
3	AT&T, Inc. ‡		90
4	BT Group plc ADR ‡		101
2	Deutsche Telekom AG ADR ‡		25
4	France Telecom S.A. ADR ‡		82
5	Frontier Communications Corp. ‡		46
1	Hutchison Telecommunications ADR ‡		7
1	Magyar Telekom Telecommunications plc ‡.		14
1	Nippon Telegraph & Telephone Corp. ADR ‡		20
2	NTELOS Holdings Corp. ‡		44
2	NTT Docomo, Inc. ‡		43
2	Partner Communications Co., Ltd. ADR ‡		45
1	Philippine Long Distance Telephone Co ADR ‡		28
9	Qwest Communications International, Inc. ‡		62
2	SK Telecom Co., Ltd. ADR ‡		37
1	Tele Norte Leste Participacoes S.A. ADR ‡		17
5	Telecom Corp. of New Zealand Ltd. ADR ‡		48
1	Telefonos de Mexico S.A. ADR Class L ‡		17
1	USA Mobility, Inc. ‡		19
2	Verizon Communications, Inc. ‡		64
9	Vodafone Group plc ADR ‡		253
2	Windstream Corp. ‡		21
			1,101
	Transportation - 1.2%
1	Genco Shipping & Trading Ltd. ●‡		16
1	Grupo Aeroportuario del Pacifico SAB de CV
	ADR ‡		44
3	Heartland Express, Inc. ‡		40
			100
	Utilities - 10.4%
1	AGL Resources, Inc. ‡		36
1	Alliant Energy Corp. ‡		41
2	Ameren Corp. ‡		43
1	American Electric Power Co., Inc. ‡		37
3	CenterPoint Energy, Inc. ‡		48
–	CIA Saneamento Basico De Estado de Sao
	Paulo ‡		13
1	Consolidated Edison, Inc. ‡		60
1	DTE Energy Co. ‡		45
3	Enersis S.A. ADR ‡		62
1	FirstEnergy Corp. ‡		38
3	National Grid plc ‡		120
1	Oneok, Inc. ‡		32
3	Pepco Holdings, Inc. ‡		54
2	Pinnacle West Capital Corp. ‡		85
1	SCANA Corp. ‡		38
2	Southern Co. ‡		59
2	TECO Energy, Inc. ‡		30
1	Vectren Corp. ‡		25
			866
	Total common stocks
	(cost $10,181)		$11,683

PREFERRED STOCKS - 0.2%
	Telecommunication Services - 0.2%
1	Telecomunicacoes de Sao Paulo S.A. ‡		$17

	Total preferred stocks
	(cost $16)		$17

	Total long-term investments
	(cost $10,197)		$11,700

SHORT-TERM INVESTMENTS - 1.6%
	Investment Pools and Funds - 1.6%
	State Street Bank U.S. Government Money
136	Market Fund		$136

	Total short-term investments
	(cost $136)		$136

	Total long positions
	(cost $10,333) ▲	142.5%	$11,836
	Securities sold short
	(proceeds $2,309)▲	(42.7)%	(3,548)
	Other assets and liabilities	0.2%	18
	Total net assets	100.0%	$8,306

3

The Hartford Global Enhanced Dividend Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SECURITIES SOLD SHORT – 42.7%
COMMON STOCK – 42.7%
	Automobiles & Components - 0.9%
1	Dana Holding Corp.●	$24
1	Tenneco Automotive, Inc.●	49
		73
	Banks - 0.3%
1	Signature Bank●	28

	Capital Goods - 4.1%
1	Babcock & Wilcox Co.●	25
1	BE Aerospace, Inc.●	39
–	Ceradyne, Inc.●	14
–	Enpro Industries, Inc.●	14
–	ESCO Technologies, Inc	12
1	Flow International Corp.●	4
1	Gardner Denver Machinery, Inc	51
1	Hexcel Corp.●	13
–	Kadant, Inc.●	8
–	Moog, Inc. Class A●	9
1	Polypore International, Inc.●	26
–	RBS Bearings, Inc.●	11
–	Seaboard Corp.	26
1	Spirit Aerosystems Holdings, Inc.●	24
1	Tecumseh Products Co. Class A●	8
–	Titan Machinery, Inc.●	11
–	TransDigm Group, Inc.●	27
1	Trimas Corp.●	22
		344
	Commercial & Professional Services - 1.1%
–	Consolidated Graphics, Inc.●	17
1	Navigant Consulting, Inc.●	8
2	SFN Group, Inc.●	21
–	Stericycle, Inc.●	17
1	Waste Connections, Inc.	27
		90
	Consumer Durables & Apparel - 1.5%
1	Gildan Activewear, Inc.●	19
1	Hanesbrands, Inc.●	24
1	Mohawk Industries, Inc.●	30
2	Toll Brothers, Inc.●	46
–	Universal Electronics, Inc.●	11
		130
	Consumer Services - 0.6%
1	Grand Canyon Education, Inc.●	12
2	Lakes Entertainment, Inc.●	5
1	Scientific Games Corp. Class A●	15
1	Sonic Corp.●	7
1	Texas Roadhouse, Inc.●	17
		56
	Energy - 5.1%
–	Bill Barrett Corp.●	12
–	Bristow Group, Inc.●	9
1	Bronco Drilling Co., Inc.●	7
–	Carrizo Oil & Gas, Inc.●	12
1	Continental Resources, Inc.●	56
1	Denbury Resources, Inc.●	26
1	EQT Corp.	30
1	Forest Oil Corp.●	45
–	Goodrich Petroleum Corp.●	6
4	Hercules Offshore, Inc.●	14
–	Hess Corp.	24
1	Key Energy Services, Inc.●	13
2	McDermott International, Inc.●	35
4	Parker Drilling Co.●	18
1	Petrohawk Energy Corp.●	23
–	Plains Exploration & Production Co.●	8
1	Sandridge Energy, Inc.●	7
1	Suncor Energy, Inc.	44
1	TETRA Technologies, Inc.●	13
–	Ultra Petroleum Corp.●	21
		423
	Food & Staples Retailing - 0.6%
1	United Natural Foods, Inc.●	51

	Food, Beverage & Tobacco - 1.2%
–	Dean Foods Co.●	3
1	Hain Celestial Group, Inc.●	31
–	Hansen National Corp.●	14
2	Smithfield Foods, Inc.●	49
		97
	Health Care Equipment & Services - 0.3%
1	Boston Scientific Corp.●	7
–	Hologic, Inc.●	9
–	NuVasive, Inc.●	5
		21
	Household & Personal Products - 0.1%
–	Energizer Holdings, Inc.●	7

	Insurance - 0.2%
3	CNO Financial Group, Inc.●	16

	Materials - 2.6%
–	Agnico Eagle Mines Ltd.	16
1	Buckeye Technologies, Inc.	35
–	Deltic Timber Corp.	14
–	FMC Corp.	37
2	Headwaters, Inc.●	11
1	Intrepid Potash, Inc.●	43
1	RTI International Metals, Inc.●	27
2	Sterlite Industries Ltd.	31
		214
	Media - 0.8%
2	CTC Media, Inc.	44
1	DirecTV Class A●	22
–	Liberty Media-Starz Series A●	3
		69
	Pharmaceuticals, Biotechnology & Life Sciences - 2.3%
–	Agilent Technologies, Inc.●	13
1	Auxilium Pharmaceuticals, Inc.●	13
2	Caraco Pharmaceutical Laboratories Ltd.●	7
5	DURECT Corp.●	14
5	Elan Corp. plc ADR●	33
1	Impax Laboratories, Inc.●	21
–	Optimer Pharmaceuticals, Inc.●	5
1	Questcor Pharmaceuticals●	11
1	Salix Pharmaceuticals Ltd.●	55
3	SuperGen, Inc.●	10
1	Xenoport, Inc.●	7
		189

4

The Hartford Global Enhanced Dividend Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SECURITIES SOLD SHORT – 42.7% - (continued)
COMMON STOCK – 42.7% - (continued)
	Real Estate - 0.3%
1	Douglas Emmett, Inc		$26

	Retailing - 1.8%
1	AnnTaylor Stores Corp.●		19
2	Chico's FAS, Inc.		25
1	Coldwater Creek, Inc.●		4
1	Collective Brands, Inc.●		11
1	Liberty Media - Interactive A●		17
1	LKQ Corp.●		14
–	O'Reilly Automotive, Inc.●		20
1	Rent-A-Center, Inc.		21
2	Sally Beauty Co., Inc.●		20
			151
	Semiconductors & Semiconductor Equipment - 5.0%
1	Applied Micro Circuits Corp.●		10
4	Arm Holdings plc		94
1	ASML Holding N.V. ADR		28
–	Atheros Communications, Inc.●		18
6	Atmel Corp.●		78
–	Cavium Networks, Inc.●		15
–	Cymer, Inc.●		10
1	Diodes, Inc.●		27
4	Entegris, Inc.●		27
–	Lam Research Corp.●		22
3	LSI Corp.●		21
1	Microsemi Corp.●		21
–	MKS Instruments, Inc.●		10
1	Rambus, Inc.●		17
3	RF Micro Devices, Inc.●		19
			417
	Software & Services - 2.5%
1	Ariba, Inc.●		25
–	Computer Sciences Corp.		19
–	EPIQ Systems, Inc.		6
–	IAC/Interactive Corp.●		11
–	Informatica Corp.●		18
2	Liquidity Services, Inc.●		30
1	Mentor Graphics Corp.●		12
1	Red Hat, Inc.●		27
1	Sapient Corp		17
1	Synopsys, Inc.●		19
–	Tyler Corp.●		9
1	Valueclick, Inc.●		13
			206
	Technology Hardware & Equipment - 3.6%
1	Aruba Networks, Inc.●		16
1	Ciena Corp.●		13
2	Cogo Group, Inc.●		15
–	Coherent, Inc.●		13
–	DG Fastchannel, Inc.●		8
1	Infinera Corp.●		7
1	Intermec, Inc.●		15
1	Juniper Networks, Inc.●		26
–	Maxwell Technologies, Inc.●		9
1	Polycom, Inc.●		63
–	Research In Motion Ltd.●		15
2	Sanmina-Sci Corp.●		31
3	Tellabs, Inc.		14
1	Trimble Navigation Ltd.●		36
–	ViaSat, Inc.●		13
			294
	Telecommunication Services - 4.7%
1	Cbeyond, Inc.●		21
1	Crown Castle International Corp.●		49
4	Leap Wireless International, Inc.●		53
20	Level 3 Communications Corp.●		25
6	MetroPCS Communications, Inc.●		71
1	NII Holdings, Inc. Class B●		43
2	PAETEC Holding Corp.●		9
1	SBA Communications Corp.●		54
1	TW Telecom, Inc.●		23
1	US Cellular Corp.●		42
			390
	Transportation - 0.4%
1	Atlas Air Worldwide Holdings, Inc.●		33

	Utilities - 2.7%
1	Allegheny Energy, Inc.		13
2	Calpine Corp.●		30
1	El Paso Electric Co.●		34
4	GenOn Energy, Inc.●		16
1	MDU Resources Group, Inc.		28
–	Northwest Natural Gas Co.		19
1	Ormat Technologies, Inc.		19
1	PG&E Corp.		26
–	South Jersey Industries, Inc.		17
–	Wisconsin Energy Corp.		21
			223
	Total common stock
	(proceeds $2,309)		$3,548
	Total securities sold short
	(proceeds $2,309)	42.7%	$3,548

5

The Hartford Global Enhanced Dividend Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long position investments in foreign securities represents 54.0% of total net assets at January 31, 2011.

Prices of foreign equities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲
At January 31, 2011, the cost of securities (net proceeds received from securities sold short) for federal income tax purposes was $8,075 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$2,324
Unrealized Depreciation	(2,111)
Net Unrealized Appreciation	$213

●	Currently non-income producing.

‡	All or a portion of this security is held in a segregated account to cover the Fund's short position.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Diversification by Country - Long Positions
as of January 31, 2011
Percentage of
Country	Net Assets
Australia	2.1%
Brazil	0.4
Canada	5.9
Chile	2.3
China	0.3
Finland	0.6
France	6.7
Germany	2.7
Hong Kong	0.4
Hungary	0.2
India	0.8
Israel	0.5
Italy	0.8
Japan	8.2
Luxembourg	1.6
Mexico	0.7
Netherlands	1.2
New Zealand	0.6
Norway	0.4
Philippines	0.3
South Korea	0.7
Spain	1.6
Sweden	1.2
Switzerland	0.8
Taiwan	2.3
United Kingdom	10.7
United States	86.9
Short-Term Investments	1.6
Total Long Positions	142.5
Short Positions	(42.7)
Other Assets and Liabilities	0.2
Total	100.0%

Diversification by Country - Securities Sold Short
as of January 31, 2011

Percentage of
Country	Net Assets
Canada	1.1%
India	0.4
Ireland	0.4
Netherlands	0.4
United Kingdom	1.1
United States	39.3
Total	42.7%

6

The Hartford Global Enhanced Dividend Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$11,683	$11,683	$–	$–
Preferred Stocks	17	17	–	–
Short-Term Investments	136	136	–	–
Total	$11,836	$11,836	$–	$–
Liabilities:
Securities Sold Short - Common Stock ‡	$3,548	$3,548	$–	$–
Total	$3,548	$3,548	$–	$–

♦	For the three-month period ended January 31, 2011, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

7

The Hartford Global Growth Fund
Schedule of Investments
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.7%
	Automobiles & Components - 3.9%
94	Daimler AG	$6,886
101	General Motors Co. ●	3,694
442	Nissan Motor Co., Ltd.	4,469
		15,049
	Banks - 6.3%
5,916	Agricultural Bank of China ●	2,927
996	Barclays Bank plc	4,667
50	BNP Paribas	3,705
1,163	BOC Hong Kong Holdings Ltd.	3,769
173	Itau Unibanco Banco Multiplo S.A. ADR	3,723
222	Standard Chartered plc	5,779
		24,570
	Capital Goods - 15.5%
1,319	Changsha Zoomlion Heavy Industry Science
	and Technology Co., Ltd. ●	3,024
421	General Electric Co.	8,474
83	Honeywell International, Inc.	4,647
91	Illinois Tool Works, Inc.	4,885
125	Ingersoll-Rand plc	5,903
155	Komatsu Ltd.	4,612
43	Parker-Hannifin Corp.	3,840
27	Precision Castparts Corp.	3,806
294	Sandvik Ab	5,776
35	Schneider Electric S.A.	5,511
38	Siemens AG	4,903
26	SMC Corp.	4,452
		59,833
	Consumer Durables & Apparel - 1.0%
61	Adidas-Salomon AG	3,801

	Consumer Services - 5.0%
89	Accor S.A.	4,047
2,901	Genting Singapore plc ●	4,607
2,642	Sands China Ltd. ●§	6,558
136	Starbucks Corp.	4,279
		19,491
	Diversified Financials - 5.5%
115	American Express Co.	5,007
24	BlackRock, Inc.	4,719
24	Goldman Sachs Group, Inc.	3,904
172	JP Morgan Chase & Co.	7,743
		21,373
	Energy - 9.4%
63	Anadarko Petroleum Corp.	4,878
231	BG Group plc	5,193
73	Consol Energy, Inc.	3,614
75	ENSCO International plc	4,070
56	EOG Resources, Inc.	5,927
87	National Oilwell Varco, Inc.	6,437
68	Schlumberger Ltd.	6,090
		36,209
	Food, Beverage & Tobacco - 3.1%
40	Carlsberg A/S Class B	4,017
65	Groupe Danone	3,938
84	Heineken N.V.	4,222
		12,177
	Health Care Equipment & Services - 1.3%
150	Aetna, Inc.	4,951

	Insurance - 1.8%
281	Ping An Insurance (Group) Co.	2,808
66	Prudential Financial, Inc.	4,083
		6,891
	Materials - 5.8%
124	Anglo American plc	6,096
89	Barrick Gold Corp.	4,235
155	BHP Billiton plc	5,919
271	Xstrata plc	6,002
		22,252
	Media - 2.6%
396	News Corp. Class A	5,942
324	WPP plc	4,003
		9,945
	Pharmaceuticals, Biotechnology & Life Sciences - 2.1%
84	Celgene Corp. ●	4,338
96	Vertex Pharmaceuticals, Inc. ●	3,738
		8,076
	Real Estate - 0.9%
798	Hang Lung Properties Ltd.	3,514

	Retailing - 7.4%
929	Kingfisher plc	3,742
818	Li & Fung Ltd.	5,330
240	Lowe's Co., Inc.	5,960
28	Pinault-Printemps-Redoute S.A.	4,506
12	Priceline.com, Inc. ●	5,147
70	Target Corp.	3,855
		28,540
	Semiconductors & Semiconductor Equipment - 3.1%
61	ASML Holding N.V.	2,544
120	Broadcom Corp. Class A	5,406
5	Samsung Electronics Co., Ltd.	4,085
		12,035
	Software & Services - 5.8%
36	Baidu, Inc. ADR ●	3,916
11	Google, Inc. ●	6,586
369	Oracle Corp.	11,827
		22,329
	Technology Hardware & Equipment - 12.5%
40	Apple, Inc. ●	13,430
196	Cisco Systems, Inc. ●	4,154
322	EMC Corp. ●	8,014
124	High Technology Computer Corp.	4,168
1,174	Hon Hai Precision Industry Co., Ltd.	5,008
150	Motorola Mobility Holdings, Inc. ●	4,189
65	NetApp, Inc. ●	3,576
107	Qualcomm, Inc.	5,799
		48,338
	Telecommunication Services - 3.3%
62	America Movil S.A. de C.V. ADR	3,511
103	Softbank Corp.	3,553
1,227	Sprint Nextel Corp. ●	5,548
		12,612

1

The Hartford Global Growth Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 99.7% - (continued)
	Transportation - 3.4%
385	Delta Air Lines, Inc. ●		$4,489
47	FedEx Corp.		4,242
35	Kuehne & Nagel International AG		4,463
			13,194
	Total common stocks
	(cost $283,442)		$385,180

	Total long-term investments
	(cost $283,442)		$385,180

SHORT-TERM INVESTMENTS - 1.3%
	Repurchase Agreements - 1.3%
	Bank of America Merrill Lynch TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2011 in the amount of $602,
	collateralized by FNMA 3.50% - 4.00%,
	2026 - 2040, value of $614)
$602	0.22%, 01/31/2011		$602
	Barclays Capital TriParty Joint Repurchase
	Agreement (maturing on 02/01/2011 in the
	amount of $2,163, collateralized by
	FHLMC 0.18% - 4.00%, 2012 - 2025,
	FNMA 3.50% - 6.00%, 2025 - 2039, value
	of $2,206)
2,163	0.22%, 01/31/2011		2,163
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2011 in the amount of $2,375,
	collateralized by GNMA 4.00% - 7.00%,
	2034 - 2041, value of $2,423)
2,375	0.22%, 01/31/2011		2,375
	UBS Securities, Inc. Joint Repurchase
	Agreement (maturing on 02/01/2011 in the
	amount of $5, collateralized by U.S.
	Treasury Bill 0.88%, 2011, value of $5)
5	0.20%, 01/31/2011		5
			5,145
	Total short-term investments
	(cost $5,145)		$5,145

	Total investments
	(cost $288,587) ▲	101.0%	$390,325
	Other assets and liabilities	(1.0)%	(3,909)
	Total net assets	100.0%	$386,416

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 47.1% of total net assets at January 31, 2011.

Prices of foreign equities that are principally traded on certain foreign markets are adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

2

The Hartford Global Growth Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

▲	At January 31, 2011, the cost of securities for federal income tax purposes was $289,332 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$103,879
Unrealized Depreciation	(2,886)
Net Unrealized Appreciation	$100,993

●	Currently non-income producing.

§
These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S.  person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2011, the aggregate value of these securities amounted to $6,558, which represents 1.70% of total net assets.

Foreign Currency Contracts Outstanding at January 31, 2011

						Unrealized
				Contract		Appreciation/
Description	Counterparty	Buy / Sell	Market Value ╪	Amount	Delivery Date	(Depreciation)
Euro	State Street Global Markets LLC	Buy	$452	$452	02/03/2011	$–
						$–

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Diversification by Country
as of January 31, 2011
Percentage of
Country	Net Assets
Brazil	1.0%
Canada	1.1
China	3.2
Denmark	1.0
France	5.5
Germany	4.1
Hong Kong	5.0
Japan	4.4
Mexico	0.9
Netherlands	1.8
Singapore	1.2
South Korea	1.0
Sweden	1.5
Switzerland	1.1
Taiwan	2.4
United Kingdom	11.9
United States	52.6
Short-Term Investments	1.3
Other Assets and Liabilities	(1.0)
Total	100.0%

3

The Hartford Global Growth Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Automobiles & Components	$15,049	$3,694	$11,355	$–
Banks	24,570	3,723	20,847	–
Capital Goods	59,833	39,482	20,351	–
Consumer Durables & Apparel	3,801	–	3,801	–
Consumer Services	19,491	4,279	15,212	–
Diversified Financials	21,373	21,373	–	–
Energy	36,209	31,016	5,193	–
Food, Beverage & Tobacco	12,177	–	12,177	–
Health Care Equipment & Services	4,951	4,951	–	–
Insurance	6,891	4,083	2,808	–
Materials	22,252	4,235	18,017	–
Media	9,945	5,942	4,003	–
Pharmaceuticals, Biotechnology & Life Sciences	8,076	8,076	–	–
Real Estate	3,514	–	3,514	–
Retailing	28,540	14,962	13,578	–
Semiconductors & Semiconductor Equipment	12,035	5,406	6,629	–
Software & Services	22,329	22,329	–	–
Technology Hardware & Equipment	48,338	39,162	9,176	–
Telecommunication Services	12,612	9,059	3,553	–
Transportation	13,194	8,731	4,463	–
Total	385,180	230,503	154,677	–
Short-Term Investments	5,145	–	5,145	–
Total	$390,325	$230,503	$159,822	$–
Liabilities:
Foreign Currency Contracts*	–	–	–	–
Total	$–	$–	$–	$–
♦	For the three-month period ended January 31, 2011, there were no significant transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

4

The Hartford Global Health Fund
Schedule of Investments
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 99.8%
	Biotechnology - 21.7%
196	3SBio, Inc. ADR ●		$3,151
93	Acorda Therapeutics, Inc. ●		2,030
111	Alkermes, Inc. ●		1,436
214	Amgen, Inc. ●		11,798
301	Amylin Pharmaceuticals, Inc. ●		4,871
179	Arena Pharmaceuticals, Inc. ●		282
326	Celera Corp. ●		2,019
172	Celgene Corp. ●		8,858
98	Cephalon, Inc. ●		5,805
30	Exelixis, Inc. ●		256
161	Gilead Sciences, Inc. ●		6,168
112	Immunogen, Inc. ●		923
924	Incyte Corp. ●		13,623
58	Ironwood Pharmaceuticals, Inc. ●		620
27	Pharmasset, Inc. ●		1,325
144	Regeneron Pharmaceuticals, Inc. ●		4,843
62	Rigel Pharmaceuticals, Inc. ●		415
330	Seattle Genetics, Inc. ●		5,404
213	Siga Technologies, Inc. ●		2,442
174	Trius Therapeutics, Inc. ●		770
95	Vertex Pharmaceuticals, Inc. ●		3,698
			80,737
	Drug Retail - 1.6%
180	CVS/Caremark Corp.		6,146

	Health Care Distributors - 12.5%
242	Amerisource Bergen Corp.		8,664
407	Cardinal Health, Inc.		16,898
278	McKesson Corp.		20,905
			46,467
	Health Care Equipment - 17.4%
467	Abiomed, Inc. ●		4,576
34	Beckman Coulter, Inc.		2,419
286	China Medical Technologies, Inc. ADR		3,514
262	Covidien plc		12,451
58	Dexcom, Inc. ●		814
110	DiaSorin S.p.A.		5,268
11	Heartware International, Inc. ●		1,045
380	Medtronic, Inc.		14,558
218	St. Jude Medical, Inc. ●		8,809
4,838	Trauson Holdings Co., Ltd. ●		2,342
334	Volcano Corp. ●		8,763
			64,559
	Health Care Services - 0.3%
46	Rehabcare Group, Inc. ●		1,127

	Health Care Technology - 0.4%
65	Allscripts Healthcare Solutions, Inc. ●		1,371

	Life Sciences Tools & Services - 3.5%
83	Life Technologies Corp. ●		4,528
96	PAREXEL International Corp. ●		2,221
16	PerkinElmer, Inc.		402
102	Thermo Fisher Scientific, Inc. ●		5,841
			12,992
	Managed Health Care - 12.6%
230	Aetna, Inc.		7,586
206	CIGNA Corp.		8,647
550	UnitedHealth Group, Inc.		22,567
132	Wellcare Health Plans, Inc. ●		3,938
65	Wellpoint, Inc. ●		4,037
			46,775
	Pharmaceuticals - 29.8%
18	Alk-Abello A/S		1,176
102	Almirall S.A.		1,182
90	Ardea Biosciences, Inc. ●		2,399
63	AstraZeneca plc ADR		3,100
118	Auxilium Pharmaceuticals, Inc. ●		2,671
342	Daiichi Sankyo Co., Ltd.		7,430
174	Eisai Co., Ltd.		6,023
1,203	Elan Corp. plc ADR ●		8,119
68	Eli Lilly & Co.		2,375
368	Forest Laboratories, Inc. ●		11,874
353	Medicines Co. ●		5,527
346	Merck & Co., Inc.		11,477
1,048	Pfizer, Inc.		19,086
442	Shionogi & Co., Ltd.		8,138
116	Simcere Pharmaceutical Group ●		1,482
157	Teva Pharmaceutical Industries Ltd. ADR		8,554
103	UCB S.A.		3,674
109	Watson Pharmaceuticals, Inc. ●		5,937
91	Xenoport, Inc. ●		714
			110,938

	Total common stocks
	(cost $330,349)		$371,112

WARRANTS - 0.0%
	Biotechnology - 0.0%
96	Cytokinetics, Inc. ⌂		$–

	Total warrants
	(cost $–)		$–

	Total long-term investments
	(cost $330,349)		$371,112

	Total investments
	(cost $330,349) ▲	99.8%	$371,112
	Other assets and liabilities	0.2%	564
	Total net assets	100.0%	$371,676

1

The Hartford Global Health Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 16.4% of total net assets at January 31, 2011.

Prices of foreign equities that are principally traded on certain foreign markets are adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2011, the cost of securities for federal income tax purposes was $340,008 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$63,451
Unrealized Depreciation	(32,347)
Net Unrealized Appreciation	$31,104

●	Currently non-income producing.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
05/2009	96	Cytokinetics, Inc. Warrants	$–

The aggregate value and percentage of net assets of these securities at January 31, 2011, rounds to zero.

Foreign Currency Contracts Outstanding at January 31, 2011

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Japanese Yen	Brown Brothers Harriman	Sell	$13,138	$12,039	02/04/2011	$(1,099)
						$(1,099)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Diversification by Country
as of January 31, 2011
Percentage of
Country	Net Assets
Belgium	1.0%
China	1.7
Denmark	0.3
Hong Kong	0.6
Ireland	2.2
Israel	2.3
Italy	1.4
Japan	5.8
Spain	0.3
United Kingdom	0.8
United States	83.4
Other Assets and Liabilities	0.2
Total	100.0%

2

The Hartford Global Health Fund
Schedule of Investments – (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$371,112	$337,055	$34,057	$–
Warrants	–	–	–	–
Total	$371,112	$337,055	$34,057	$–
Liabilities:
Foreign Currency Contracts *	1,099	–	1,099	–
Total	$1,099	$–	$1,099	$–

♦	For the three-month period ended January 31, 2011, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

3

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 53.0%
	Aluminum - 1.2%
839	Alumina Ltd.	$2,012

	Coal & Consumable Fuels - 4.0%
58	Cameco Corp.	2,422
218	China Shenhua Energy Co., Ltd.	892
45	Consol Energy, Inc.	2,217
3,783	PT Bumi Resources Tbk	1,151
		6,682
	Construction Materials - 0.9%
65	CRH plc	1,409
	Diversified Chemicals - 0.8%
267	Sumitomo Chemical Co., Ltd.	1,383

	Diversified Metals & Mining - 9.2%
59	Anglo American plc	2,905
69	BHP Billiton plc	2,635
14	First Quantum Minerals Ltd.	1,568
54	Kazakmys plc	1,307
145	Lundin Mining Corp. ●	1,038
995	Mongolian Mining Corp. ●	1,334
6	Rio Tinto plc	401
27	Rio Tinto plc ADR	1,875
61	Vedanta Resources plc	2,236
		15,299
	Gold - 1.9%
21	AngloGold Ltd. ADR	906
51	Gold Fields Ltd.	804
88	Kinross Gold Corp.	1,456
		3,166
	Integrated Oil & Gas - 17.6%
161	BG Group plc	3,613
57	BP plc ADR	2,722
75	Eni S.p.A. ADR	3,551
73	Exxon Mobil Corp.	5,865
43	Imperial Oil Ltd.	1,927
64	OAO Gazprom Class S ADR	1,686
158	OAO Rosneft Oil Co. §	1,353
9	PetroChina Co., Ltd. ADR	1,316
63	Petroleo Brasileiro S.A. ADR	2,314
18	Sasol Ltd. ADR	869
51	Statoilhydro ASA ADR	1,248
65	Suncor Energy, Inc.	2,708
		29,172
	Oil & Gas Exploration & Production - 10.7%
61	Canadian Natural Resources Ltd.	2,711
87	Chesapeake Energy Corp.	2,578
19	Devon Energy Corp.	1,650
58	EnCana Corp.	1,859
35	EOG Resources, Inc.	3,724
20	EQT Corp.	961
59	Southwestern Energy Co. ●	2,325
41	Ultra Petroleum Corp. ●	1,971
		17,779
	Oil & Gas Refining & Marketing - 1.1%
44	Reliance Industries Ltd. GDR ■	1,750
	Precious Metals & Minerals - 1.4%
23	Anglo American Platinum Co., Ltd.	2,232

	Steel - 4.2%
2	Aperam ●	82
43	ArcelorMittal ADR	1,569
31	Nucor Corp.	1,423
649	Sumitomo Metal Industries	1,519
73	Vale S.A.	2,274
		6,867
	Total common stocks
	(cost $80,293)	$87,751

WARRANTS - 0.6%
	Diversified Metals & Mining - 0.6%
172	NMDC Ltd. ⌂	$983

	Total warrants
	(cost $1,017)	$983

EXCHANGE TRADED FUNDS - 0.4%
	Diversified Financials - 0.4%
13	Market Vectors Gold Miners ETF	$712

	Total exchange traded funds
	(cost $720)	$712

U.S. GOVERNMENT SECURITIES - 27.4%
	U.S. Treasury Securities - 27.4%
	U.S. Treasury Notes - 27.4%
$3,150	0.50%, 04/15/2015 ◄	$3,291
2,325	0.63%, 04/15/2013 ◄	2,496
1,175	1.13%, 01/15/2021 ◄	1,182
3,050	1.25%, 04/15/2014 - 07/15/2020 ◄	3,276
2,125	1.38%, 01/15/2020 ◄	2,241
1,125	1.38%, 07/15/2018 ◄	1,214
3,750	1.63%, 01/15/2015 - 01/15/2018 ◄╦	4,520
1,325	1.88%, 07/15/2019 ◄	1,484
3,700	1.88%, 07/15/2013 - 07/15/2015 ◄	4,654
6,250	2.00%, 04/15/2012 - 01/15/2016 ◄	7,622
4,325	2.13%, 01/15/2019 ◄	4,907
2,200	2.38%, 01/15/2017 ◄	2,693
2,500	2.50%, 07/15/2016 ◄	3,079
1,075	2.63%, 07/15/2017 ◄	1,306
1,125	3.00%, 07/15/2012 ◄	1,458
		45,423
	Total U.S. government securities
	(cost $45,036)	$45,423

	Total long-term investments
	(cost $127,066)	$134,869

1

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 17.3%
	Repurchase Agreements - 17.3%
	Bank of America Merrill Lynch TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2011 in the amount of $3,345,
	collateralized by FNMA 3.50% - 4.00%,
	2026 - 2040, value of $3,384)
$3,345	0.22%, 01/31/2011		$3,345
	Barclays Capital TriParty Joint Repurchase
	Agreement (maturing on 02/01/2011 in the
	amount of $12,012, collateralized by
	FHLMC 0.18% - 4.00%, 2012 - 2025,
	FNMA 3.50% - 6.00%, 2025 - 2039, value
	of $12,253)
12,012	0.22%, 01/31/2011		12,012
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2011 in the amount of $13,192,
	collateralized by GNMA 4.00% - 7.00%,
	2034 - 2041, value of $13,456)
13,192	0.22%, 01/31/2011		13,192
	UBS Securities, Inc. Joint Repurchase
	Agreement (maturing on 02/01/2011 in the
	amount of $27, collateralized by U.S.
	Treasury Bill 0.88%, 2011, value of $27)
27	0.20%, 01/31/2011		27
			28,576
	Total short-term investments
	(cost $28,576)		$28,576

	Total investments
	(cost $155,642) ▲	98.7%	$163,445
	Other assets and liabilities	1.3%	2,208
	Total net assets	100.0%	$165,653

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 39.9% of total net assets at January 31, 2011.

Prices of foreign equities that are principally traded on certain foreign markets are adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The consolidated schedule of investments includes investments held by The Hartford Cayman Global Real Asset Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total net assets in the Subsidiary. As of January 31, 2011, the Fund invested 10.78% of its total net assets in the Subsidiary.

▲	At January 31, 2011, the cost of securities for federal income tax purposes was $155,692 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$8,486
Unrealized Depreciation	(733)
Net Unrealized Appreciation	$7,753

●	Currently non-income producing.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. At January 31, 2011, the aggregate value of these securities was $1,750, which represents 1.06% of total net assets.

2

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

§
These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2011, the aggregate value of these securities amounted to $1,353, which represents 0.82% of total net assets.

◄
U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
05/2010 - 01/2011	172	NMDC Ltd. Warrants	$1,017

The aggregate value of these securities at January 31, 2011, was $983, which represents 0.59% of total net assets.

Futures Contracts Outstanding at January 31, 2011

						Unrealized
	Number of		Expiration		Notional	Appreciation/
Description	Contracts*	Position	Date	Market Value ╪	Amount	(Depreciation)
5 Year U.S. Treasury Note	14	Short	03/31/2011	$1,658	$1,644	$(14)
Copper Commodity	4	Long	03/29/2011	446	432	14
Gold 100 oz Commodity	15	Long	04/27/2011	2,002	2,010	(8)
WTI Crude Commodity	5	Long	02/22/2011	461	443	18
						$10

*	The number of contracts does not omit 000's.

Cash of $343 was pledged as initial margin deposit for open futures contracts at January 31, 2011.

Foreign Currency Contracts Outstanding at January 31, 2011

						Unrealized
				Contract		Appreciation/
Description	Counterparty	Buy / Sell	Market Value ╪	Amount	Delivery Date	(Depreciation)
Australian Dollar	JP Morgan Securities	Buy	$39	$39	02/01/2011	$–
Australian Dollar	UBS AG	Buy	45	45	02/03/2011	–
British Pound	RBS Securities	Buy	268	266	02/01/2011	2
British Pound	State Street Global Markets LLC	Buy	298	295	02/02/2011	3
British Pound	State Street Global Markets LLC	Sell	177	177	02/03/2011	–
Canadian Dollar	Banc of America Securities	Buy	218	218	02/02/2011	–
Canadian Dollar	Brown Brothers Harriman	Sell	46	46	02/03/2011	–
Canadian Dollar	State Street Global Markets LLC	Sell	158	159	02/01/2011	1
Euro	State Street Global Markets LLC	Buy	32	32	02/02/2011	–
Euro	UBS AG	Buy	28	28	02/01/2011	–
Hong Kong Dollar	Westpac International	Buy	49	49	02/07/2011	–
Japanese Yen	Barclay Investments	Buy	66	66	02/03/2011	–
Japanese Yen	JP Morgan Securities	Buy	60	59	02/01/2011	1
South African Rand	CS First Boston	Buy	53	54	02/01/2011	(1)
South African Rand	UBS AG	Buy	44	45	02/03/2011	(1)
South African Rand	UBS AG	Buy	69	69	02/07/2011	–
						$5

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Total Return Swap Contracts Outstanding at January 31, 2011

Counterparty	Reference Entity	Notional Amount	Payments received (paid) by Fund	Expiration Date	Cost	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	S&P GSCI Agriculture	$147	(0.22)% Fixed	07/29/11	$–	$8	$8
Morgan Stanley	S&P GSCI Agriculture	1,105	(0.22)% Fixed	08/31/11	–	61	61
Morgan Stanley	S&P GSCI Agriculture	462	(0.22)% Fixed	10/31/11	–	26	26
Morgan Stanley	S&P GSCI Agriculture	909	(0.22)% Fixed	11/30/11	–	50	50
Morgan Stanley	S&P GSCI Agriculture	315	(0.22)% Fixed	12/30/11	–	16	16
Morgan Stanley	S&P GSCI Energy	164	(0.15)% Fixed	07/29/11	–	4	4
Morgan Stanley	S&P GSCI Energy	1,007	(0.15)% Fixed	08/31/11	–	28	28
Morgan Stanley	S&P GSCI Energy	179	(0.15)% Fixed	09/30/11	–	5	5
Morgan Stanley	S&P GSCI Energy	173	(0.15)% Fixed	10/31/11	–	5	5
Morgan Stanley	S&P GSCI Energy	932	(0.15)% Fixed	11/30/11	–	26	26
Morgan Stanley	S&P GSCI Energy	490	(0.20)% Fixed	11/30/11	–	13	13
Morgan Stanley	S&P GSCI Energy	782	(0.15)% Fixed	12/30/11	–	19	19
Morgan Stanley	S&P GSCI Industrial Metals	255	(0.20)% Fixed	07/29/11	–	5	5
Morgan Stanley	S&P GSCI Industrial Metals	1,117	(0.20)% Fixed	08/31/11	–	21	21
Morgan Stanley	S&P GSCI Industrial Metals	117	(0.20)% Fixed	10/31/11	–	2	2
Morgan Stanley	S&P GSCI Industrial Metals	968	(0.20)% Fixed	11/30/11	–	19	19
Morgan Stanley	S&P GSCI Industrial Metals	478	(0.23)% Fixed	11/30/11	–	9	9
Morgan Stanley	S&P GSCI Industrial Metals	792	(0.20)% Fixed	12/30/11	–	17	17
Morgan Stanley	S&P GSCI Livestock	64	(0.23)% Fixed	07/29/11	–	3	3
Morgan Stanley	S&P GSCI Livestock	236	(0.23)% Fixed	08/31/11	–	10	10
Morgan Stanley	S&P GSCI Livestock	102	(0.20)% Fixed	11/30/11	–	4	4
Morgan Stanley	S&P GSCI Livestock	219	(0.23)% Fixed	11/30/11	–	9	9
Morgan Stanley	S&P GSCI Livestock	239	(0.23)% Fixed	12/30/11	–	15	15
Morgan Stanley	S&P GSCI Precious Metals	137	(0.20)% Fixed	07/29/11	–	(10)	(10)
Morgan Stanley	S&P GSCI Precious Metals	963	(0.20)% Fixed	08/31/11	–	(68)	(68)
Morgan Stanley	S&P GSCI Precious Metals	395	(0.20)% Fixed	10/31/11	–	(28)	(28)
Morgan Stanley	S&P GSCI Precious Metals	441	(0.15)% Fixed	11/30/11	–	(31)	(31)
Morgan Stanley	S&P GSCI Precious Metals	747	(0.20)% Fixed	11/30/11	–	(53)	(53)
Morgan Stanley	S&P GSCI Precious Metals	920	(0.20)% Fixed	12/30/11	–	(28)	(28)
							$157

Diversification by Country
as of January 31, 2011

Percentage of
Country	Net Assets
Australia	1.2%
Brazil	2.8
Canada	9.4
China	1.3
Hong Kong	0.8
India	1.7
Indonesia	0.7
Ireland	0.9
Italy	2.2
Japan	1.7
Luxembourg	1.0
Norway	0.8
Russia	1.8
South Africa	2.9
United Kingdom	10.7
United States	41.5
Short-Term Investments	17.3
Other Assets and Liabilities	1.3
Total	100.0%

4

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Aluminum	$2,012	$–	$2,012	$–
Coal & Consumable Fuels	6,682	4,639	2,043	–
Construction Materials	1,409	–	1,409	–
Diversified Chemicals	1,383	–	1,383	–
Diversified Metals & Mining	15,299	5,815	9,484	–
Gold	3,166	2,362	804	–
Integrated Oil & Gas	29,172	25,559	3,613	–
Oil & Gas Exploration & Production	17,779	17,779	–	–
Oil & Gas Refining & Marketing	1,750	1,750	–	–
Precious Metals & Minerals	2,232	–	2,232	–
Steel	6,867	5,348	1,519	–
Total	87,751	63,252	24,499	–
Exchange Traded Funds	712	712	–	–
U.S. Government Securities	45,423	1,182	44,241	–
Warrants	983	983	–	–
Short-Term Investments	28,576	–	28,576	–
Total	$163,445	$66,129	$97,316	$–
Foreign Currency Contracts*	7	–	7	–
Futures*	32	32	–	–
Total Return Swaps*	375	–	375	–
Total	$414	$32	$382	$–
Liabilities:
Foreign Currency Contracts*	2	–	2	–
Futures*	22	22	–	–
Total Return Swaps*	218	–	218	–
Total	$242	$22	$220	$–

♦	For the three-month period ended January 31, 2011, there were no significant transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

5

The Hartford Global Research Fund
Schedule of Investments
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.2%
	Automobiles & Components - 2.5%
25	Bridgestone Corp.	$488
4	Daimler AG	296
6	General Motors Co. ●	201
4	Magna International, Inc.	236
12	Peugeot S.A.	481
7	Renault S.A.	454
9	Tokai Rika Co., Ltd.	189
19	Toyota Motor Corp.	772
		3,117
	Banks - 9.7%
890	Agricultural Bank of China ●	440
24	Banco do Brasil S.A.	432
37	Banco Santander Brasil S.A.	425
158	Bangkok Bank plc	771
243	Bank Mandiri TBK ☼	161
4	Bank Nordik P/F	103
11	Bank of India	105
4	Bank of Nova Scotia	214
1	Banque Cantonale Vaudoise	299
114	Barclays Bank plc	535
19	BB&T Corp.	531
14	BNP Paribas	1,063
2	Citizens & Northern Corp.	30
57	Citizens Republic Bancorp, Inc. ●	35
8	Corp. Bank	99
24	DNB Nor ASA	334
2	Gronlandsbanken	155
18	HSBC Holdings plc	199
28	Indian Overseas Bank	79
34	Itau Unibanco Banco Multiplo S.A. ADR	732
3	Itau Unibanco Holding S.A. ADR ■	65
57	Karnataka Bank Ltd.	166
213	Mitsubishi UFJ Financial Group, Inc.	1,108
9	National Bank of Canada	627
109	Oversea-Chinese Banking Corp., Ltd.	846
2	PNC Financial Services Group, Inc.	101
–	Ringkjoebing Landbobank	44
35	Standard Chartered plc	912
25	Turkiye Garanti Bankasi A.S.	112
33	UCO Bank	78
14	Union Bank of India	102
36	Wells Fargo & Co.	1,170
		12,073
	Capital Goods - 5.5%
2	AMETEK, Inc.	82
5	Boeing Co.	355
1	Brenntag AG ●	120
1	Carlisle Cos., Inc.	33
2	Caterpillar, Inc.	197
29	Changsha Zoomlion Heavy Industry Science
	and Technology Co., Ltd. ●	66
4	Cooper Industries plc Class A	242
5	Danaher Corp.	233
1	Dover Corp.	52
4	Emerson Electric Co.	211
1	Fanuc Ltd.	79
30	General Electric Co.	601
75	Hansen Transmissions ●	67
1	Hochtief AG	108
6	Honeywell International, Inc.	363
2	IDEX Corp.	83
5	Illinois Tool Works, Inc.	284
8	Ingersoll-Rand plc	374
91	International Mining Machinery ●	70
6	Komatsu Ltd.	179
3	Lockheed Martin Corp.	242
5	Lupatech S.A. ●	56
7	Mitsui & Co., Ltd.	125
3	Northrop Grumman Corp.	227
1	Parker-Hannifin Corp.	101
5	Pentair, Inc.	191
4	Raytheon Co.	184
17	Rolls-Royce Group plc	173
3	Safran S.A.	108
6	Siemens AG	716
–	SMC Corp.	53
6	Societe Industrielle D'Aviations Latecoere S A. ●	71
5	United Technologies Corp.	423
3	Vinci S.A.	146
2	WESCO International, Inc. ●	92
1	Zodiac Aerospace	63
		6,770
	Commercial & Professional Services - 0.1%
3	Huron Consulting Group, Inc. ●	87

	Consumer Durables & Apparel - 0.8%
101	Anta Sports Products Ltd.	163
5	Asics Corp.	69
1	Coach, Inc.	27
1	LVMH Moet Hennessy Louis Vuitton S.A.	128
1	NIKE, Inc. Class B	42
4	Pandora A/S ●	257
9	PDG Realty S.A.	51
17	Ports Design Ltd.	46
148	Skyworth Digital Holdings Ltd.	93
1	Stanley Black & Decker, Inc.	60
		936
	Consumer Services - 0.2%
164	Masterskill Education Group	110
1,702	Rexlot Holdings Ltd.	184
–	Strayer Education, Inc.	14
		308
	Diversified Financials - 4.7%
84	Aberdeen Asset Management plc	299
13	Ameriprise Financial, Inc.	778
92	Bank of America Corp.	1,267
2	Bank Sarasin & Cie AG	76
1	BlackRock, Inc.	149
2	Cetip S.A. - Balcao Organizado	23
1	Goldman Sachs Group, Inc.	209
25	ING Groep N.V.	282
11	ING Groep N.V. ADR	123
7	Invesco Ltd.	163
10	JP Morgan Chase & Co.	432
13	Julius Baer Group Ltd.	606
4	Matsui Securities Co., Ltd.	27
–	Osaka Securities Exchange Co., Ltd.	25

1

The Hartford Global Research Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.2% - (continued)
	Diversified Financials - 4.7% - (continued)
1	SEI Investments Co.	$23
51	UBS AG	915
30	Uranium Participation Corp. ●	272
1	Verwalt & Privat-Bank AG	177
2	Warsaw Stock Exchange ●	28
		5,874
	Energy - 10.7%
7	Aban Offshore Ltd.	101
–	Alpha Natural Resources, Inc. ●	23
6	Anadarko Petroleum Corp.	470
46	BG Group plc	1,031
69	BP plc	539
7	BP plc ADR	354
5	Cabot Oil & Gas Corp.	194
4	Cameco Corp.	153
10	Canadian Natural Resources Ltd. ADR	455
7	Chesapeake Energy Corp.	195
1	China Petroleum & Chemical Corp. ADR	132
25	China Shenhua Energy Co., Ltd.	104
23	Cobalt International Energy ●	305
12	Consol Energy, Inc.	594
–	Devon Energy Corp.	29
4	EnCana Corp. ADR	140
7	Eni S.p.A. ADR	310
2	EOG Resources, Inc.	256
2	EQT Corp.	96
13	Exxon Mobil Corp.	1,063
45	Ezra Holdings Ltd.	58
4	Frontline Ltd.	97
7	Green Plains Renewable Energy ●	76
10	Imperial Oil Ltd.	465
–	Inpex Corp.	527
53	Karoon Gas Australia Ltd. ●	398
6	Kazmunaigas Exploration §	128
1	Lukoil ADR	82
2	MEG Energy Corp. ■●	67
2	National Oilwell Varco, Inc.	159
5	Nexen, Inc.	113
19	OAO Gazprom Class S ADR	495
19	OAO Rosneft Oil Co. §	166
1	Occidental Petroleum Corp.	99
7	OMV AG	308
3	PetroChina Co., Ltd. ADR	485
12	Petroleo Brasileiro S.A. ADR	444
387	PT Bumi Resources Tbk	118
3	QEP Resources, Inc.	119
32	Quest Rare Minerals Ltd. ●	183
3	Range Resources Corp.	128
9	Reliance Industries Ltd.	179
7	Reliance Industries Ltd. GDR ■	271
2	Sasol Ltd. ADR	100
8	SBM Offshore N.V.	180
2	Schlumberger Ltd.	157
4	Southwestern Energy Co. ●	169
8	Statoil ASA	185
7	Suncor Energy, Inc.	310
5	Total S.A. ADR	265
3	Ultra Petroleum Corp. ●	133
54	Vantage Drilling Co. ●	101
1	Whiting Petroleum Corp. ●	71
		13,380
	Food & Staples Retailing - 0.8%
6	AEON Co., Ltd.	69
2	Carrefour S.A.	76
1	Casino Guichard Perrachon S.A.	100
7	CVS/Caremark Corp.	229
42	Olam International Ltd.	101
8	Seven & i Holdings Co., Ltd.	212
24	Tesco plc	156
3	Woolworths Ltd.	80
		1,023
	Food, Beverage & Tobacco - 6.4%
15	Altria Group, Inc.	363
9	Bajaj Hindusthan Ltd.	16
14	British American Tobacco plc	527
9	Britvic plc	62
13	Cental Euro Distribution Corp. ●	306
345	China Green Holdings Ltd.	339
470	China Minzhong Food Corp., Ltd. ●	542
46	China Yurun Food Group Ltd.	150
17	Cott Corp. ●	136
11	General Mills, Inc.	381
14	Groupe Danone	846
29	Grupo Modelo S.A.B.	180
19	Imperial Tobacco Group plc	553
27	Indofood Agri Resources Ltd. ●	53
24	Kraft Foods, Inc.	732
4	Lorillard, Inc.	272
13	Omega Protein Corp. ●	109
19	PepsiCo, Inc.	1,200
8	Philip Morris International, Inc.	474
28	PureCircle Ltd. ●	72
18	Smithfield Foods, Inc. ●	353
99	SOS Corporacion Alimentaria S.A.	92
3	Swedish Match Ab	88
24	Tilaknagar Industries Ltd.	36
4	Unilever N.V. CVA	126
2	Zhongpin, Inc. ●	30
		8,038
	Health Care Equipment & Services - 3.2%
5	Aetna, Inc.	158
1	Allscripts Healthcare Solutions, Inc. ●	16
2	Amerisource Bergen Corp.	84
–	Beckman Coulter, Inc.	33
13	Boston Scientific Corp. ●	89
5	Cardinal Health, Inc.	200
3	CIGNA Corp.	143
15	Covidien plc	707
9	McKesson Corp.	685
8	Medtronic, Inc.	325
6	St. Jude Medical, Inc. ●	263
2	Stryker Corp.	138
27	UnitedHealth Group, Inc.	1,104
1	Wellcare Health Plans, Inc. ●	42
1	Wellpoint, Inc. ●	42
		4,029
	Household & Personal Products - 0.3%
1	Energizer Holdings, Inc. ●	78

2

The Hartford Global Research Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.2% - (continued)
	Household & Personal Products - 0.3% - (continued)
1	LG Household & Health Care Ltd.	$290
		368
	Insurance - 3.8%
7	ACE Ltd.	454
181	Ageas	513
18	Allstate Corp.	563
20	AXA S.A.	422
–	Brasil Insurance Participacoes e Administracao
	S.A ●	226
6	Marsh & McLennan Cos., Inc.	170
10	National Financial Partners Corp. ●	121
4	Principal Financial Group, Inc.	141
24	Progressive Corp.	478
3	Prudential Financial, Inc.	209
43	Prudential plc	467
9	Swiss Re	510
18	Unum Group	450
		4,724
	Materials - 10.8%
1	Agrium, Inc.	62
2	Air Products and Chemicals, Inc.	205
3	Akzo Nobel N.V.	201
153	AMVIG Holdings Ltd.	114
11	Anglo American plc	518
1	Aperam ●	26
9	Aquarius Platinum Ltd.	51
13	ArcelorMittal ADR	469
13	Asahi Kasei Corp.	86
37	Aston Resources Ltd. ●	312
2	Barrick Gold Corp.	82
7	BASF SE	512
14	BHP Billiton plc	549
1	Celanese Corp.	40
6	CF Industries Holdings, Inc.	839
24	China Metal Recycling Holdings Ltd.	28
53	China Shanshui Cement Group	41
1	Compass Minerals Group, Inc.	58
7	Consolidated Thompson Iron Mining Ltd. ●	113
5	CRH plc	98
2	Croda International plc	53
8	Dow Chemical Co.	271
1	Eastman Chemical Co.	74
11	Evraz Group S.A. §	450
4	FMC Corp.	270
5	Fortress Paper Ltd. ●	276
1	Freeport-McMoRan Copper & Gold, Inc.	131
3	Goldcorp, Inc.	129
2	HeidelbergCement AG	141
782	Huabao International Holdings Ltd.	1,163
2	JSR Corp.	39
8	Kinross Gold Corp.	128
1	Koninklijke DSM N.V.	62
3	Mechel ADR	88
8	Methanex Corp.	209
4	Methanex Corp. ADR	110
95	Mongolian Mining Corp. ●	127
1	Monsanto Co.	38
15	Mosaic Co.	1,177
3	Newcrest Mining Ltd.	101
36	Nine Dragons Paper Holdings	51
8	Owens-Illinois, Inc. ●	244
2	Praxair, Inc.	179
1	Randgold Resources Ltd. ADR	99
28	Rexam plc	153
3	Rio Tinto Ltd.	228
9	Rio Tinto plc	592
1	Rock Tenn Co. Class A	64
1	Sherwin-Williams Co.	57
8	Shin-Etsu Chemical Co., Ltd.	443
33	Showa Denko K.K.	72
2	Sino Forest Corp. ■●	33
16	Sino Forest Corp. Class A ●	341
4	Solutia, Inc. ●	83
11	Steel Dynamics, Inc.	192
51	Sumitomo Metal Industries	119
1	Teck Cominco Ltd. Class B	47
2	Tikkurila Oy ●	36
14	Ube Industries Ltd.	42
6	Vale S.A. SP ADR	220
7	Vedanta Resources plc	245
19	Xstrata plc	413
		13,394
	Media - 2.0%
10	CBS Corp. Class B	200
1	Charm Communications, Inc. ●	11
18	Comcast Corp. Class A	400
6	Comcast Corp. Special Class A	124
2	DirecTV Class A ●	93
1	Discovery Communications, Inc. ●	37
1	DreamWorks Animation SKG, Inc. ●	30
4	Elsevier N.V.	51
4	Liberty Global, Inc. ●	161
15	News Corp. Class A	224
1	Omnicom Group, Inc.	59
2	Pearson plc	29
1	Publicis Groupe	65
3	Reed Elsevier Capital, Inc.	30
2	SES Global S.A.	43
–	Stroer Out-of-Home Media AG ●	12
1	Thomson Reuters Corp.	60
2	Time Warner Cable, Inc.	157
2	Time Warner, Inc.	58
1	Viacom, Inc. Class B	29
1	Virgin Media, Inc.	36
2	Vivendi S.A.	56
12	Walt Disney Co.	479
2	Wolters Kluwer N.V.	38
1	WPP plc	16
		2,498
	Pharmaceuticals, Biotechnology & Life Sciences - 7.0%
2	Acorda Therapeutics, Inc. ●	44
–	Alk-Abello A/S	21
5	Alkermes, Inc. ●	70
5	Almirall S.A.	54
4	Amgen, Inc. ●	232
12	Amylin Pharmaceuticals, Inc. ●	195
2	Astellas Pharma, Inc.	75
5	AstraZeneca plc	247

3

The Hartford Global Research Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.2% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 7.0% - (continued)
5	AstraZeneca plc ADR	$264
3	Auxilium Pharmaceuticals, Inc. ●	57
4	Celgene Corp. ●	203
3	Cephalon, Inc. ●	181
15	Daiichi Sankyo Co., Ltd.	329
14	Eisai Co., Ltd.	478
60	Elan Corp. plc ADR ●	404
14	Eli Lilly & Co.	493
14	Forest Laboratories, Inc. ●	444
–	Genzyme Corp. ●	11
5	Gilead Sciences, Inc. ●	186
2	H. Lundbeck A/S	35
1	Ironwood Pharmaceuticals, Inc. ●	9
3	Life Technologies Corp. ●	141
5	Medicines Co. ●	73
22	Merck & Co., Inc.	719
7	Mylan, Inc. ●	162
1	Onyx Pharmaceuticals, Inc. ●	52
1	PAREXEL International Corp. ●	32
61	Pfizer, Inc.	1,109
–	Pharmasset, Inc. ●	23
4	Regeneron Pharmaceuticals, Inc. ●	124
1	Rigel Pharmaceuticals, Inc. ●	6
1	Roche Holding AG	226
2	Salix Pharmaceuticals Ltd. ●	74
3	Sanofi-Aventis S.A. ADR	102
2	Seattle Genetics, Inc. ●	26
17	Shionogi & Co., Ltd.	304
17	Teva Pharmaceutical Industries Ltd. ADR	937
6	Thermo Fisher Scientific, Inc. ●	329
5	UCB S.A.	173
3	Vertex Pharmaceuticals, Inc. ●	129
1	Watson Pharmaceuticals, Inc. ●	42
		8,815
	Real Estate - 0.8%
3	American Assets Trust, Inc. ●	58
5	Brookfield Asset Management, Inc.	157
63	Capitacommercial Trust	71
2	Daito Trust Construction Co., Ltd.	162
99	Evergrande Real Estate Group Ltd.	53
7	Forest City Enterprises, Inc. Class A ●	110
25	Hang Lung Properties Ltd.	110
16	Land Securities Group plc	169
4	Mitsui Fudosan Co., Ltd.	71
6	Swire Pacific Ltd.	95
		1,056
	Retailing - 4.4%
3	Advance Automotive Parts, Inc.	189
3	Amazon.com, Inc. ●	546
2	B2W Companhia Global do Varejo	41
148	FJ Benjamin Holdings Ltd.	46
6	Gap, Inc.	113
25	Golden Eagle Retail Group Ltd.	69
6	Hennes & Mauritz Ab	205
13	Home Depot, Inc.	483
20	Isetan Mitsukoshi Holdings Ltd.	222
37	Kingfisher plc	148
3	Kohl's Corp. ●	141
33	Li & Fung Ltd.	215
25	L'Occitane International S.A. ●	67
28	Lowe's Co., Inc.	691
2	Macy's, Inc.	43
62	Parkson Retail Group Ltd.	105
186	PCD Stores Ltd.	59
2	Pinault-Printemps-Redoute S.A.	288
1	Priceline.com, Inc. ●	375
–	Rakuten, Inc.	216
68	Sa Sa International Holdings Ltd.	37
37	Staples, Inc.	818
3	Start Today Co., Ltd.	51
6	Target Corp.	353
7	Zhongsheng Group Holdings ●	14
		5,535
	Semiconductors & Semiconductor Equipment - 2.0%
2	Analog Devices, Inc.	66
19	ASM Pacific Technology	232
4	ASML Holding N.V.	161
2	ASML Holding N.V. ADR	99
7	Broadcom Corp. Class A	324
2	Cavium Networks, Inc. ●	65
2	Cree, Inc. ●	76
8	Dainippon Screen Mfg Co., Ltd.	74
3	Disco Corp.	183
24	LSI Corp. ●	150
10	Maxim Integrated Products, Inc.	246
12	NVIDIA Corp. ●	280
–	Samsung Electronics Co., Ltd.	265
–	Silicon Laboratories, Inc. ●	8
5	Skyworks Solutions, Inc. ●	175
4	Trina Solar Ltd. ADR ●	116
		2,520
	Software & Services - 7.4%
10	Accenture plc	503
2	Activision Blizzard, Inc.	28
3	Akamai Technologies, Inc. ●	164
3	Alliance Data Systems Corp. ●	212
5	AsiaInfo-Linkage, Inc. ●	114
12	Automatic Data Processing, Inc.	581
9	BMC Software, Inc. ●	412
34	Cia Brasileira de Meios de Pagamentos	255
1	Citrix Systems, Inc. ●	91
19	eBay, Inc. ●	565
–	Equinix, Inc. ●	16
7	Euronet Worldwide, Inc. ●	134
2	Exlservice Holdings, Inc. ●	32
3	Genpact Ltd. ●	40
–	Global Payments, Inc.	15
1	Google, Inc. ●	794
2	Hisoft Technology International Ltd. ●	73
3	IBM Corp.	469
3	Informatica Corp. ●	135
1	iSoftStone Holdings Ltd. ●	9
–	Kakaku.com, Inc.	113
17	Lender Processing Services	552
2	Longtop Financial Technologies Ltd. ●	65
20	Microsoft Corp.	566
32	Oracle Corp.	1,039

4

The Hartford Global Research Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.2% - (continued)
	Software & Services - 7.4% - (continued)
–	Reald, Inc. ●	$11
11	Redecard S.A.	137
1	Salesforce.com, Inc. ●	176
16	Sapient Corp.	186
8	Tencent Holdings Ltd.	219
7	Teradata Corp. ●	283
3	Vanceinfo Technologies ADR ●	98
6	VeriSign, Inc.	206
2	Visa, Inc.	127
–	VMware, Inc. ●	39
39	Western Union Co.	798
		9,257
	Technology Hardware & Equipment - 4.6%
83	AAC Acoustic Technologies	224
3	ADTRAN, Inc.	112
7	Apple, Inc. ●‡	2,215
8	Chroma Ate, Inc.	25
6	Cisco Systems, Inc. ●	123
4	Corning, Inc.	98
41	Delta Electronics, Inc.	187
53	Digital China Holdings Ltd.	102
15	EMC Corp. ●	361
6	Emulex Corp. ●	67
3	High Technology Computer Corp.	102
48	Hon Hai Precision Industry Co., Ltd.	205
8	JDS Uniphase Corp. ●	139
1	Juniper Networks, Inc. ●	48
2	Polycom, Inc. ●	107
25	Qualcomm, Inc.	1,380
83	Synnex Technology International Corp.	218
16	WPG Holdings Co., Ltd.	31
		5,744
	Telecommunication Services - 4.3%
9	America Movil S.A. de C.V. ADR	535
–	American Tower Corp. Class A ●	18
6	Bharti Televentures	42
196	China Unicom Ltd.	327
9	China Unicom Ltd. ADR	151
4	Crown Castle International Corp. ●	156
5	Elisa Oyj	113
5	France Telecom S.A.	113
29	Frontier Communications Corp.	263
3	Koninklijke (Royal) KPN N.V.	53
5	KT Corp. ADR	93
32	Leap Wireless International, Inc. ●	454
13	MetroPCS Communications, Inc. ●	173
5	Millicom International Cellular S.A.	465
8	Mobile Telesystems OJSC ADR	149
29	MTN Group Ltd.	491
5	NII Holdings, Inc. Class B ●	207
11	Qwest Communications International, Inc.	78
14	Reliance Communications Ltd.	37
–	SBA Communications Corp. ●	20
4	SK Telecom Co., Ltd. ADR	67
12	Telefonica S.A. ADR	298
24	Telenor ASA	377
16	Telia Ab	135
2	Tim Participacoes S.A. ADR	93
8	TW Telecom, Inc. ●	143
7	VimpelCom Ltd ADR	94
112	Vodafone Group plc	314
		5,459
	Transportation - 2.0%
19	Air Canada, Inc. ●	59
185	AirAsia Berhad ●	167
4	Con-way, Inc.	121
5	Covenant Transport ●	47
7	Delta Air Lines, Inc. ●	82
20	DSV A/S	425
3	FedEx Corp.	246
1	Genesee & Wyoming, Inc. Class A ●	63
9	J.B. Hunt Transport Services, Inc.	376
3	Kansas City Southern ●	173
1	Kuehne & Nagel International AG	116
–	Panalpina Welttransport Holding AG	61
–	Ryanair Holdings plc ADR	6
6	United Continental Holdings, Inc. ●	151
4	United Parcel Service, Inc. Class B	279
6	Vitran Corp., Inc. ●	76
44	Zhejiang Expressway Co., Ltd.	41
		2,489
	Utilities - 4.2%
30	Companhia Energetica de Minas Gerais ADR	498
6	E.On AG	216
1	Electricite de France	60
30	Enel S.p.A.	169
9	ENN Energy Holdings Ltd.	28
19	Gaz de France	766
255	Guangdong Investment Ltd.	131
3	IDACORP, Inc.	123
9	International Power plc	59
2	ITC Holdings Corp.	103
1	Korea Gas Corp. ●	29
4	N.V. Energy, Inc.	57
1	National Fuel Gas Co.	89
16	National Grid plc	138
14	NextEra Energy, Inc.	761
12	Northeast Utilities	394
10	PG&E Corp.	462
2	Pinnacle West Capital Corp.	70
65	Power Grid Corp. of India Ltd.	137
2	Sempra Energy	83
5	Severn Trent plc	117
16	Snam Rete Gas S.p.A.	85
80	Tokyo Gas Co., Ltd.	348
10	Tractebel Energia S.A.	158
5	Xcel Energy, Inc.	108
		5,189
	Total common stocks
	(cost $105,050)	$122,683

5

The Hartford Global Research Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
PREFERRED STOCKS - 0.0%
	Banks - 0.0%
3	Banco Itau Holding		$62

	Total preferred stocks
	(cost $49)		$62

WARRANTS - 0.1%
	Capital Goods - 0.0%
3	Societe Industrielle D'Aviations Latecoere S.A.		$8

	Energy - 0.0%
16	Quest Rare Minerals Ltd. ⌂		11

	Telecommunication Services - 0.1%
22	Bharti Airtel Ltd. ⌂		151

	Utilities - 0.0%
4	Power Grid Corp. of India Ltd. ⌂		8

	Total warrants
	(cost $166)		$178

EXCHANGE TRADED FUNDS - 0.5%
	Other Investment Pools and Funds - 0.5%
7	iShares MSCI EAFE Index Fund		$440
1	iShares S&P North American Technology
	Sector Index Fund		38
3	SPDR S&P Retail		148
	Total exchange traded funds
	(cost $606)		$626

	Total long-term investments
	(cost $105,871)		$123,549

SHORT-TERM INVESTMENTS - 1.3%
	Repurchase Agreements - 1.3%
	Bank of America Merrill Lynch TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2011 in the amount of $188,
	collateralized by FNMA 3.50% - 4.00%,
	2026 - 2040, value of $192)
$188	0.22%, 01/31/2011		$188
	Barclays Capital TriParty Joint Repurchase
	Agreement (maturing on 02/01/2011 in the
	amount of $676, collateralized by FHLMC
	0.18% - 4.00%, 2012 - 2025, FNMA 3.50%
	- 6.00%, 2025 - 2039, value of $690)
676	0.22%, 01/31/2011		676
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2011 in the amount of $743,
	collateralized by GNMA 4.00% - 7.00%,
	2034 - 2041, value of $758)
743	0.22%, 01/31/2011		743
	UBS Securities, Inc. Joint Repurchase
	Agreement (maturing on 02/01/2011 in the
	amount of $2, collateralized by U.S.
	Treasury Bill 0.88%, 2011, value of $2)
2	0.20%, 01/31/2011		2
			1,609
	Total short-term investments
	(cost $1,609)		$1,609
	Total investments
	(cost $107,480) ▲	100.1%	$125,158
	Other assets and liabilities	(0.1)%	(167)
	Total net assets	100.0%	$124,991

6

The Hartford Global Research Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 49.9% of total net assets at January 31, 2011.

Prices of foreign equities that are principally traded on certain foreign markets are adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2011, the cost of securities for federal income tax purposes was $109,852 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$18,830
Unrealized Depreciation	(3,524)
Net Unrealized Appreciation	$15,306

●	Currently non-income producing.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. At January 31, 2011, the aggregate value of these securities was $436, which represents 0.35% of total net assets.

§
These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S.  person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2011, the aggregate value of these securities amounted to $744, which represents 0.60% of total net assets.

☼	The cost of securities purchased on a when-issued, delayed delivery or delayed draw basis at January 31, 2011 was $143.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
11/2010 - 01/2011	22	Bharti Airtel Ltd. Warrants - 144A	$157
11/2010	4	Power Grid Corp. of India Ltd. Warrants - 144A	9
10/2010	16	Quest Rare Minerals Ltd. Warrants	–

The aggregate value of these securities at January 31, 2011, was $170, which represents 0.14% of total net assets.

Futures Contracts Outstanding at January 31, 2011

						Unrealized
	Number of		Expiration		Notional	Appreciation/
Description	Contracts*	Position	Date	Market Value ╪	Amount	(Depreciation)
S&P 500 Mini	7	Long	03/18/2011	$449	$428	$21

* The number of contracts does not omit 000's.

Cash of $32 was pledged as initial margin deposit for open futures contracts at January 31, 2011.

7

The Hartford Global Research Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2011

						Unrealized
				Contract		Appreciation/
Description	Counterparty	Buy / Sell	Market Value ╪	Amount	Delivery Date	(Depreciation)
British Pound	RBS Securities	Buy	$23	$23	02/01/2011	$–
British Pound	State Street Global Markets LLC	Sell	1	1	02/02/2011	–
British Pound	State Street Global Markets LLC	Buy	25	25	02/03/2011	–
British Pound	State Street Global Markets LLC	Buy	5	5	02/02/2011	–
British Pound	State Street Global Markets LLC	Sell	8	8	02/03/2011	–
Canadian Dollar	Banc of America Securities	Sell	1	1	02/02/2011	–
Canadian Dollar	Brown Brothers Harriman	Sell	13	13	02/14/2011	–
Canadian Dollar	State Street Global Markets LLC	Buy	42	42	02/01/2011	–
Euro	State Street Global Markets LLC	Buy	5	5	02/02/2011	–
Euro	State Street Global Markets LLC	Sell	1	1	02/03/2011	–
Euro	State Street Global Markets LLC	Sell	1	1	02/02/2011	–
Euro	State Street Global Markets LLC	Buy	4	4	02/03/2011	–
Euro	UBS AG	Buy	25	25	02/01/2011	–
Hong Kong Dollar	State Street Global Markets LLC	Buy	30	30	02/01/2011	–
Hong Kong Dollar	State Street Global Markets LLC	Sell	20	20	02/01/2011	–
Japanese Yen	Barclay Investments	Sell	17	17	02/03/2011	–
Japanese Yen	Barclay Investments	Buy	49	49	02/03/2011	–
Japanese Yen	Brown Brothers Harriman	Sell	563	516	02/04/2011	(47)
Japanese Yen	Goldman Sachs	Buy	200	184	02/04/2011	16
Japanese Yen	Goldman Sachs	Buy	35	35	02/04/2011	–
Japanese Yen	Goldman Sachs	Sell	73	71	02/04/2011	(2)
Japanese Yen	JP Morgan Securities	Buy	19	19	02/01/2011	–
Japanese Yen	Mellon Securities	Buy	21	21	02/02/2011	–
Japanese Yen	Morgan Stanley	Sell	347	317	02/04/2011	(30)
Japanese Yen	Standard Chartered Bank	Sell	149	134	02/04/2011	(15)
Mexican New Peso	Citibank	Sell	–	–	02/02/2011	–
Norwegian Krone	RBS Securities	Buy	42	42	02/01/2011	–
Singapore Dollar	Banc of America Securities	Sell	48	48	02/01/2011	–
Singapore Dollar	Banc of America Securities	Buy	17	17	02/01/2011	–
Swedish Krona	Morgan Stanley	Sell	67	66	02/02/2011	(1)
						$(79)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

8

The Hartford Global Research Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Diversification by Country
as of January 31, 2011
Percentage of
Country	Net Assets
Australia	0.9%
Austria	0.3
Belgium	0.6
Brazil	3.1
Canada	4.2
China	1.6
Denmark	0.8
Finland	0.1
France	4.5
Germany	1.7
Hong Kong	3.4
India	1.2
Indonesia	0.2
Ireland	0.4
Israel	0.7
Italy	0.5
Japan	5.9
Jersey	0.1
Kazakhstan	0.1
Liechtenstein	0.2
Luxembourg	1.2
Malaysia	0.2
Mexico	0.5
Netherlands	1.1
Norway	0.8
Poland	0.0
Russia	0.8
Singapore	1.3
South Africa	0.5
South Korea	0.6
Spain	0.3
Sweden	0.4
Switzerland	2.4
Taiwan	0.6
Thailand	0.6
Turkey	0.1
United Kingdom	8.0
United States	48.9
Short-Term Investments	1.3
Other Assets and Liabilities	(0.1)
Total	100.0%

9

The Hartford Global Research Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Automobiles & Components	$3,117	$437	$2,680	$–
Banks	12,073	4,699	7,374	–
Capital Goods	6,770	5,666	1,104	–
Commercial & Professional Services	87	87	–	–
Consumer Durables & Apparel	936	437	499	–
Consumer Services	308	124	184	–
Diversified Financials	5,874	3,720	2,154	–
Energy	13,380	9,555	3,825	–
Food & Staples Retailing	1,023	229	794	–
Food, Beverage & Tobacco	8,038	4,628	3,410	–
Health Care Equipment & Services	4,029	4,029	–	–
Household & Personal Products	368	78	290	–
Insurance	4,724	2,812	1,912	–
Materials	13,394	7,243	6,151	–
Media	2,498	2,170	328	–
Pharmaceuticals, Biotechnology & Life Sciences	8,815	6,894	1,921	–
Real Estate	1,056	325	731	–
Retailing	5,535	3,793	1,742	–
Semiconductors & Semiconductor Equipment	2,520	1,605	915	–
Software & Services	9,257	8,925	332	–
Technology Hardware & Equipment	5,744	4,650	1,094	–
Telecommunication Services	5,459	3,457	2,002	–
Transportation	2,489	1,679	810	–
Utilities	5,189	2,906	2,283	–
Total	122,683	80,148	42,535	–
Exchange Traded Funds	626	626	–	–
Preferred Stocks	62	62	–	–
Warrants	178	167	11	–
Short-Term Investments	1,609	–	1,609	–
Total	$125,158	$81,003	$44,155	$–
Foreign Currency Contracts*	16	–	16	–
Futures*	21	21	–	–
Total	$37	$21	$16	$–
Liabilities:
Foreign Currency Contracts*	95	–	95	–
Total	$95	$–	$95	$–

♦	For the three-month period ended January 31, 2011, there were no significant transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

10

The Hartford Global Research Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance		Change in						Balance
	as of	Realized	Unrealized				Transfers	Transfers	as of
	October	Gain	Appreciation	Net			Into	Out of	January
	31, 2010	(Loss)	(Depreciation)	Amortization	Purchases	Sales	Level 3 *	Level 3*	31, 2011
Assets:
Common Stocks	$95	$2	$—	$—	$—	$(18)	$—	$(79)	$—
Warrants	—	—	—	—	—	—	—	—	—
Total	$95	$2	$—	$—	$—	$(18)	$—	$(79)	$—

*	Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1) Securities where trading has been halted (transfer into Level 3) or securities where trading has resumed (transfer out of Level 3).
2) Broker quoted securities (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3) Securities that have certain restrictions on trading (transfer into Level 3) or securities where trading restrictions have expired (transfer out of Level 3).

11

The Hartford Growth Allocation Fund
Schedule of Investments
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 93.2%
EQUITY FUNDS - 73.1%
2,910	The Hartford Capital Appreciation Fund,
	Class Y●	$111,963
97	The Hartford Capital Appreciation II Fund,
	Class Y●	1,427
887	The Hartford Disciplined Equity Fund,
	Class Y	11,774
632	The Hartford Dividend and Growth Fund,
	Class Y	12,533
1,294	The Hartford Equity Income Fund, Class Y	16,948
658	The Hartford Fundamental Growth Fund,
	Class Y●	7,860
2,314	The Hartford Global Growth Fund, Class Y	38,254
881	The Hartford Global Research Fund, Class Y	8,922
654	The Hartford Growth Fund, Class Y●	12,188
1,178	The Hartford Growth Opportunities Fund,
	Class Y	34,113
2,105	The Hartford International Opportunities
	Fund, Class Y	32,899
2,567	The Hartford International Small Company
	Fund, Class Y	34,661
36	The Hartford International Value Fund,
	Class Y	447
201	The Hartford MidCap Fund, Class Y●	4,932
719	The Hartford MidCap Value Fund, Class Y	8,935
1,972	The Hartford Small Company Fund, Class Y●	42,361
1,507	The Hartford Small/Mid Cap Equity Fund,
	Class Y	15,960
690	The Hartford SmallCap Growth Fund,
	Class Y●	22,192
9,585	The Hartford Value Fund, Class Y	112,145
626	The Hartford Value Opportunities Fund,
	Class Y	8,776
	Total equity funds
	(cost $523,943)	$539,290

FIXED INCOME FUNDS - 20.1%
4,022	The Hartford Inflation Plus Fund, Class Y	$45,805
4,501	The Hartford Short Duration Fund, Class Y	44,473
5,475	The Hartford Total Return Bond Fund,
	Class Y	58,197
	Total fixed income funds
	(cost $146,324)	$148,475

	Total investments in affiliated investment
	companies
	(cost $670,267)	$687,765

EXCHANGE TRADED FUNDS - 6.7%
1,199	Powershares DB Commodity Index Tracking
	Fund ●		$34,220
127	SPDR Dow Jones International Real Estate		4,926
30	SPDR Dow Jones REIT		1,881
184	Vanguard Emerging Markets		8,555
	Total exchange traded funds
	(cost $43,479)		$49,582

	Total long-term investments
	(cost $713,746)		$737,347

	Total investments
	(cost $713,746) ▲	99.9%	$737,347
	Other assets and liabilities	0.1%	494
	Total net assets	100.0%	$737,841

1

The Hartford Growth Allocation Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2011, the cost of securities for federal income tax purposes was $714,849 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$42,236
Unrealized Depreciation	(19,738)
Net Unrealized Appreciation	$22,498

●	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
January 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$687,765	$687,765	$–	$–
Exchange Traded Funds	49,582	49,582	–	–
Total	$737,347	$737,347	$–	$–

♦	For the three-month period ended January 31, 2011, there were no significant transfers between Level 1 and Level 2.

2

The Hartford High Yield Fund
Schedule of Investments
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 0.5%
	Finance and Insurance - 0.5%
	Banc of America Large Loan
$2,492	2.01%, 11/15/2015 ■Δ	$2,294
	Soundview NIM Trust
920	0.00%, 12/25/2036 ⌂●	–
		2,294
	Total asset & commercial mortgage backed
	securities
	(cost $3,146)	$2,294

CORPORATE BONDS: INVESTMENT GRADE - 0.8%
	Computer and Electronic Product Manufacturing - 0.4%
	Seagate Technology International
$1,370	10.00%, 05/01/2014 ■	$1,600

	Information - 0.4%
	Qwest Corp.
1,594	7.25%, 10/15/2035	1,610

	Total corporate bonds: investment grade
	(cost $2,850)	$3,210

CORPORATE BONDS: NON-INVESTMENT GRADE - 84.1%
	Accommodation and Food Services - 4.6%
	Harrah's Operating Co., Inc.
$626	10.75%, 02/01/2016	$603
572	11.25%, 06/01/2017	649
	Marina District Finance Co., Inc.
1,177	9.50%, 10/15/2015 ■	1,195
	MGM Mirage, Inc.
6,865	11.13%, 11/15/2017	7,929
	MGM Resorts International
7,595	11.38%, 03/01/2018	8,487
	Wynn Las Vegas LLC
711	7.75%, 08/15/2020	754
		19,617
	Administrative Waste Management and Remediation - 0.6%
	Bankrate, Inc.
938	11.75%, 07/15/2015 ■	1,069
	EnergySolutions, Inc.
1,154	10.75%, 08/15/2018 ■	1,304
		2,373
	Agriculture, Forestry, Fishing and Hunting - 0.9%
	American Seafood Group LLC
1,738	10.75%, 05/15/2016 ■	1,860
1,080	15.00%, 05/15/2017 ■	1,040
	Weyerhaeuser Co.
1,161	7.38%, 03/15/2032	1,177
		4,077
	Air Transportation - 0.4%
	Continental Airlines, Inc.
1,503	7.37%, 12/15/2015	1,495
	United Air Lines, Inc.
285	9.88%, 08/01/2013 ■	311
		1,806
	Apparel Manufacturing - 0.5%
	Quiksilver, Inc.
2,163	6.88%, 04/15/2015	2,136

	Arts, Entertainment and Recreation - 9.3%
	Bresnan Broadband Holdings LLC
1,198	8.00%, 12/15/2018 ■	1,252
	Cenveo, Inc.
1,535	10.50%, 08/15/2016 ■	1,543
	Cequel Communication LLC
1,514	8.63%, 11/15/2017 ■	1,584
	Citadel Broadcasting Corp.
1,802	7.75%, 12/15/2018 ■	1,919
	Citycenter Holdings LLC
1,320	10.75%, 01/15/2017 ■	1,372
	Clubcorp Club Operations, Inc.
1,766	10.00%, 12/01/2018 ■	1,722
	Downstream Development Authority
1,840	12.00%, 10/15/2015 ■	1,856
	FireKeepers Development Authority
3,960	13.88%, 05/01/2015 ■	4,712
	First Data Corp.
3,919	10.55%, 09/24/2015	3,817
	Knight Ridder, Inc.
5,921	6.88%, 03/15/2029	4,204
	McClatchy Co.
2,056	11.50%, 02/15/2017	2,318
	NAI Entertainment Holdings LLC
815	8.25%, 12/15/2017 ■	868
	Sirius Satellite Radio, Inc.
820	7.00%, 12/01/2014۞ ■	1,038
	TL Acquisitions, Inc.
2,013	13.25%, 07/15/2015 ■	2,134
	UPC Germany GMBH
1,500	8.13%, 12/01/2017 ■	1,620
	Virgin Media Finance plc
1,320	9.50%, 08/15/2016	1,500
	XM Satellite Radio, Inc.
1,711	7.63%, 11/01/2018 ■	1,775
4,241	13.00%, 08/01/2013 ■	5,047
		40,281
	Chemical Manufacturing - 2.2%
	Eastman Kodak Co.
1,541	9.75%, 03/01/2018 ■	1,526
	Ferro Corp.
1,617	7.88%, 08/15/2018	1,724
	Hexion U.S. Finance Corp.
941	9.00%, 11/15/2020 ■	1,004
	Ineos Group Holdings plc
2,115	8.50%, 02/15/2016 ■	2,157
	Lyondell Chemical Co.
2,719	11.00%, 05/01/2018	3,100
		9,511
	Computer and Electronic Product Manufacturing - 2.4%
	Advanced Micro Devices, Inc.
1,216	8.13%, 12/15/2017	1,274
	Magnachip Semiconductor
1,492	10.50%, 04/15/2018	1,622

1

The Hartford High Yield Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 84.1% -
(continued)
	Computer and Electronic Product Manufacturing - 2.4% -
	(continued)
	Nextel Communications, Inc.
$1,966	7.38%, 08/01/2015	$1,981
	Sorenson Communications
1,155	10.50%, 02/01/2015 ■	808
	Spansion LLC
1,544	7.88%, 11/15/2017 ■	1,546
	Stratus Technologies, Inc.
779	12.00%, 03/29/2015 ⌂	701
	Triumph Group, Inc.
1,106	8.63%, 07/15/2018	1,222
	Viasystems, Inc.
1,135	12.00%, 01/15/2015 ■	1,290
		10,444
	Construction - 1.0%
	D.R. Horton, Inc.
1,155	6.50%, 04/15/2016	1,201
	KB Home & Broad Home Corp.
1,320	6.25%, 06/15/2015	1,314
	Pulte Homes, Inc.
1,794	7.88%, 06/15/2032	1,603
		4,118
	Educational Services - 0.3%
	Laureate Education, Inc.
1,363	10.00%, 08/15/2015 ■	1,428

	Electrical Equipment, Appliance Manufacturing - 0.2%
	CommScope, Inc.
744	8.25%, 01/15/2019 ■	772

	Fabricated Metal Product Manufacturing - 0.3%
	BWAY Holding Co.
1,058	10.00%, 06/15/2018 ■	1,153

	Finance and Insurance - 10.4%
	Ally Financial, Inc.
2,765	7.50%, 09/15/2020 ■	3,014
2,182	8.30%, 02/12/2015	2,466
	American General Finance Corp.
11,982	6.90%, 12/15/2017	10,424
	CB Richard Ellis Service
1,360	11.63%, 06/15/2017	1,578
	CIT Group, Inc.
13,226	7.00%, 05/01/2017	13,342
	Ford Motor Credit Co.
3,110	12.00%, 05/15/2015	3,943
	Hub International Holdings, Inc.
1,505	9.00%, 12/15/2014 ■	1,565
	Liberty Mutual Group, Inc.
2,074	10.75%, 06/15/2058 ■	2,665
	Penson Worldwide, Inc.
1,218	12.50%, 05/15/2017 ■	1,182
	Pinafore LLC
955	9.00%, 10/01/2018 ■	1,054
	Provident Funding Associates
2,088	10.25%, 04/15/2017 ■	2,234
	Vantage Drilling Co.
1,300	11.50%, 08/01/2015 ■	1,446
		44,913
	Food Manufacturing - 1.7%
	Dole Food Co., Inc.
2,276	13.88%, 03/15/2014	2,791
	Harbinger Group, Inc.
737	10.63%, 11/15/2015 ■	759
	Smithfield Foods, Inc.
3,344	10.00%, 07/15/2014	3,933
		7,483
	Food Services - 0.5%
	Landry's Restaurants, Inc.
1,949	11.63%, 12/01/2015	2,110

	Health Care and Social Assistance - 5.9%
	Alere, Inc.
1,501	7.88%, 02/01/2016	1,548
	Aurora Diagnostics Holdings
1,233	10.75%, 01/15/2018 ■	1,245
	Aviv Healthcare Properties L.P.
223	7.75%, 02/15/2019 ■	229
	Biomet, Inc.
1,956	10.38%, 10/15/2017	2,191
	Grifols, Inc.
501	8.25%, 02/01/2018 ■	519
	HCA, Inc.
5,986	7.50%, 11/15/2095	4,759
1,389	8.50%, 04/15/2019	1,549
4,565	9.25%, 11/15/2016	4,913
	IASIS Healthcare Capital Corp.
1,928	8.75%, 06/15/2014	1,978
	LifePoint Hospitals, Inc.
1,133	6.63%, 10/01/2020 ■	1,146
	Rite Aid Corp.
1,733	10.25%, 10/15/2019	1,839
	Select Medical Corp.
1,634	7.63%, 02/01/2015	1,667
	Valeant Pharmaceuticals International
1,508	7.00%, 10/01/2020 ■	1,555
	Warner Chilcott, Inc.
486	7.75%, 09/15/2018 ■	506
		25,644
	Information - 9.6%
	Charter Communications Holdings II LLC
2,009	13.50%, 11/30/2016	2,431
	Charter Communications Operating LLC
2,597	10.88%, 09/15/2014 ■	2,921
	Citizens Communications Co.
1,771	7.88%, 01/15/2027	1,753
	Clearwire Corp.
2,958	12.00%, 12/01/2015 - 12/01/2017 ■	3,207
	Cogent Communication Group, Inc.
347	8.38%, 02/15/2018 ■	358
	Evertec, Inc.
1,342	11.00%, 10/01/2018 ■	1,402

2

The Hartford High Yield Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 84.1% -
(continued)
	Information - 9.6% - (continued)
	Frontier Communications Corp.
$502	8.25%, 04/15/2017	$562
	GXS Worldwide, Inc.
1,685	9.75%, 06/15/2015	1,681
	Intelsat Bermuda Ltd.
1,122	11.50%, 02/04/2017	1,249
	Intelsat Intermediate Holdings Ltd.
4,483	9.50%, 02/01/2015	4,640
	Intelsat Jackson Holdings Ltd.
4,710	11.50%, 06/15/2016	5,075
	Level 3 Financing, Inc.
6,217	10.00%, 02/01/2018	6,217
	PAETEC Holding Corp.
1,121	9.88%, 12/01/2018 ■	1,185
	Sprint Capital Corp.
2,524	8.75%, 03/15/2032	2,628
	Trilogy International Partners LLC
2,040	10.25%, 08/15/2016 ■	2,020
	Videotron Ltee
1,371	9.13%, 04/15/2018	1,534
	Wind Acquisition Finance S.A.
466	7.25%, 02/15/2018 ■	482
433	11.75%, 07/15/2017 ■	494
	Windstream Corp.
1,426	8.63%, 08/01/2016	1,512
		41,351
	Machinery Manufacturing - 0.6%
	Case New Holland, Inc.
2,274	7.88%, 12/01/2017 ■	2,527

	Mining - 0.9%
	FMG Resources Pty Ltd.
1,699	7.00%, 11/01/2015 ■‡	1,754
	International Coal Group, Inc.
1,871	9.13%, 04/01/2018	2,040
		3,794
	Miscellaneous Manufacturing - 1.2%
	BE Aerospace, Inc.
1,202	6.88%, 10/01/2020	1,247
	Reynolds Group Issuer, Inc.
1,075	7.13%, 04/15/2019 ■	1,110
1,515	9.00%, 04/15/2019 ■	1,591
	Transdigm, Inc.
1,197	7.75%, 12/15/2018 ■	1,284
		5,232
	Motor Vehicle & Parts Manufacturing - 1.3%
	Cooper-Standard Automotive, Inc.
980	8.50%, 05/01/2018 ■	1,056
	Dana Holding Corp.
440	6.50%, 02/15/2019	448
440	6.75%, 02/15/2021	446
	Ford Motor Co.
2,399	9.22%, 09/15/2021	2,738
	TRW Automotive, Inc.
379	3.50%, 12/01/2015۞ ■	816
		5,504

	Paper Manufacturing - 1.9%
	Clearwater Paper Corp.
626	7.13%, 11/01/2018 ■	650
	Domtar Corp.
2,180	10.75%, 06/01/2017	2,779
	Georgia-Pacific LLC
955	8.25%, 05/01/2016 ■	1,074
853	8.88%, 05/15/2031	1,039
	Mercer International, Inc.
1,192	9.50%, 12/01/2017 ■	1,252
	New Page Corp.
702	10.00%, 05/01/2012	456
	Westvaco Corp.
1,065	8.20%, 01/15/2030	1,114
		8,364
	Petroleum and Coal Products Manufacturing - 7.0%
	Alon Refinancing Krotz Springs, Inc.
1,569	13.50%, 10/15/2014	1,506
	Bill Barrett Corp.
1,005	9.88%, 07/15/2016	1,123
	Chaparral Energy, Inc.
1,152	9.88%, 10/01/2020 ■	1,264
	Chesapeake Energy Corp.
800	6.88%, 08/15/2018	835
1,342	9.50%, 02/15/2015	1,570
	Concho Resources, Inc.
1,624	7.00%, 01/15/2021	1,693
	Denbury Resources, Inc.
1,208	9.75%, 03/01/2016	1,365
	Drummond Co., Inc.
1,567	9.00%, 10/15/2014 ■‡	1,685
	Gibson Energy
1,199	10.00%, 01/15/2018	1,238
	Headwaters, Inc.
1,439	11.38%, 11/01/2014	1,604
	Key Energy Services, Inc.
1,395	8.38%, 12/01/2014	1,486
	Linn Energy LLC
2,053	11.75%, 05/15/2017	2,377
	Opti Canada, Inc.
1,332	8.25%, 12/15/2014	799
	Plains Exploration & Production Co.
2,043	10.00%, 03/01/2016	2,309
	Regency Energy Partners L.P.
1,486	9.38%, 06/01/2016	1,642
	Rosetta Resources, Inc.
1,477	9.50%, 04/15/2018	1,630
	Sandridge Energy, Inc.
1,489	8.63%, 04/01/2015	1,534
	SM Energy Co.
445	6.63%, 02/15/2019 ■	445
	Star Gas Partners L.P.
429	8.88%, 12/01/2017 ■	438
	Targa Resources Partners
1,379	11.25%, 07/15/2017	1,606
	Western Refining, Inc.
1,968	11.25%, 06/15/2017 ■	2,204
		30,353

3

The Hartford High Yield Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 84.1% -
(continued)
	Pipeline Transportation - 1.0%
	Dynegy Holdings, Inc.
$2,600	7.75%, 06/01/2019	$1,866
	El Paso Corp.
1,272	7.80%, 08/01/2031	1,295
	Energy Transfer Equity L.P.
1,252	7.50%, 10/15/2020	1,338
		4,499
	Plastics and Rubber Products Manufacturing - 1.0%
	Associated Materials, Inc.
1,042	9.13%, 11/01/2017 ■	1,120
	Plastipak Holdings, Inc.
1,064	10.63%, 08/15/2019 ■	1,197
	Solo Cup Co.
811	8.50%, 02/15/2014	730
	Titan International, Inc.
1,251	7.88%, 10/01/2017 ■	1,332
		4,379
	Primary Metal Manufacturing - 0.5%
	Novelis, Inc.
2,173	8.38%, 12/15/2017 ■	2,341

	Printing and Related Support Activities - 0.4%
	Harland Clarke Holdings
1,670	9.50%, 05/15/2015	1,624

	Professional, Scientific and Technical Services - 2.9%
	Affinion Group, Inc.
6,725	11.50%, 10/15/2015	6,994
3,809	11.63%, 11/15/2015 ■	3,923
	Global Geophysical Services, Inc.
1,384	10.50%, 05/01/2017	1,433
		12,350
	Rail Transportation - 0.1%
	Florida East Railroad
222	8.13%, 02/01/2017 ■	230

	Real Estate and Rental and Leasing - 3.0%
	Ashtead Capital, Inc.
1,790	9.00%, 08/15/2016 ■	1,902
	Avis Budget Car Rental LLC
1,598	9.63%, 03/15/2018	1,758
	Hertz Corp.
505	8.88%, 01/01/2014	518
	International Lease Finance Corp.
2,685	8.88%, 09/01/2017 ‡	2,991
	Maxim Crane Works L.P.
1,626	12.25%, 04/15/2015 ■	1,646
	Realogy Corp.
1,221	11.75%, 04/15/2014	1,233
	RSC Equipment Rental, Inc.
1,612	8.25%, 02/01/2021 ■	1,648
	United Rentals North America, Inc.
1,132	8.38%, 09/15/2020	1,183
		12,879

	Retail Trade - 5.1%
	Building Materials Corp.
621	6.88%, 08/15/2018 ■	630
1,537	7.50%, 03/15/2020 ■‡	1,583
	Dollar General Corp.
3,775	11.88%, 07/15/2017	4,379
	Federated Retail Holdings, Inc.
1,202	6.38%, 03/15/2037	1,172
	Great Atlantic & Pacific Tea Co., Inc.
2,372	0.00%, 08/01/2015 ■	2,088
	Hillman Group, Inc.
1,346	10.88%, 06/01/2018	1,469
	J.C. Penney Co., Inc.
1,759	7.63%, 03/01/2097	1,570
	Michaels Stores, Inc.
1,583	11.38%, 11/01/2016	1,734
	Nebraska Book Co.
1,507	10.00%, 12/01/2011	1,514
	Sears Holdings Corp.
2,009	6.63%, 10/15/2018 ■	1,926
	Supervalu, Inc.
789	8.00%, 05/01/2016	769
	Toys R Us, Inc.
1,586	7.38%, 09/01/2016 ■	1,681
	Uncle Acquisition Corp.
1,404	8.63%, 02/15/2019 ■	1,464
		21,979
	Textile Product Mills - 0.3%
	Interface, Inc.
1,083	7.63%, 12/01/2018 ■	1,135

	Truck Transportation - 0.9%
	Swift Transportation Co., Inc.
3,424	12.50%, 05/15/2017 ■	3,698

	Utilities - 3.6%
	AES Corp.
1,436	9.75%, 04/15/2016 ‡	1,655
	Calpine Corp.
1,972	7.88%, 07/31/2020 ■‡	2,066
	Edison Mission Energy
3,759	7.00%, 05/15/2017	3,082
	Energy Future Holdings Corp.
850	10.88%, 11/01/2017	633
428	11.25%, 11/01/2017	273
	Energy Future Intermediate Holding Co. LLC
2,445	10.00%, 12/01/2020	2,593
	NRG Energy, Inc.
3,947	8.50%, 06/15/2019	4,115
	Reliant Energy, Inc.
1,167	9.24%, 07/02/2017	1,249
		15,666
	Water Transportation - 0.5%
	NCL Corp., Ltd.
493	11.75%, 11/15/2016	587
	Ship Finance International Ltd.
1,508	8.50%, 12/15/2013	1,530
		2,117

4

The Hartford High Yield Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 84.1% -
(continued)
	Wholesale Trade - 1.1%
	Spectrum Brands, Inc.
$2,133	12.00%, 08/28/2019		$2,389
	U.S. Foodservice, Inc.
2,075	10.25%, 06/30/2015 ■		2,137
	Verso Paper Corp.
218	8.75%, 02/01/2019 ■		226
			4,752
	Total corporate bonds: non-investment grade
	(cost $342,195)		$362,640

SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT
GRADE♦ - 7.7%
	Air Transportation - 0.4%
	MacQuarie Aircraft Leasing Finance S.A.,
	Second Lien Term Loan
$1,880	4.26%, 11/29/2013 ±⌂		$1,664

	Arts, Entertainment and Recreation - 1.0%
	AMC Entertainment Holdings, Inc.
3,481	5.30%, 06/13/2012 ±☼		3,434
	Chester Downs and Marina LLC, Loan
837	12.38%, 07/31/2016 ±☼		855
			4,289
	Finance and Insurance - 1.2%
	BNY Convergex Group LLC, 2nd Lien Eze
	Borrower Term Loan
221	8.75%, 12/17/2017 ±		225
	BNY Convergex Group LLC, 2nd Lien Top
	Borrower Term Loan
526	8.75%, 12/17/2017 ±		538
	Nuveen Investments, Inc., Second Lien Term
	Loan
3,879	12.50%, 07/31/2015 ±		4,187
			4,950
	Health Care and Social Assistance - 0.3%
	IASIS Healthcare Capital Corp., PIK Term
	Loan
1,289	5.55%, 06/13/2014 ±		1,269

	Information - 1.5%
	Level 3 Communications Corp., Tranche Loan
	B Add-On
3,814	11.50%, 03/13/2014 ±		4,107
	WideOpenWest Finance LLC, Second Lien
	Term Loan
2,600	6.51%, 06/29/2015 ±		2,344
			6,451
	Motor Vehicle & Parts Manufacturing - 1.9%
	General Motors Co.
9,070	2.75%, 10/27/2015 ◊☼		8,318

	Petroleum and Coal Products Manufacturing - 0.2%
	Turbo Beta Ltd.
1,319	0.00%, 03/12/2018 ⌂●		989

	Plastics and Rubber Products Manufacturing - 0.2%
	Styron Corp.
1,015	4.50%, 07/04/2017 ◊☼		1,030

	Retail Trade - 1.0%
	Easton-Bell Sports, Inc.
4,208	11.50%, 12/31/2015 ±⌂		4,208

	Total senior floating rate interests: non-
	investment grade
	(cost $32,638)		$33,168

COMMON STOCKS - 0.0%
	Software & Services - 0.0%
16	Stratus Technologies, Inc. ⌂●†		$–

	Total common stocks
	(cost $–)		$–

PREFERRED STOCKS - 1.1%
	Automobiles & Components - 1.1%
4	Dana Holding Corp., 4.00% ۞ ■		$580
78	General Motors Co., 4.75% ۞		4,239
			4,819
	Software & Services - 0.0%
4	Stratus Technologies, Inc. ⌂†		–

	Total preferred stocks
	(cost $4,498)		$4,819

WARRANTS - 0.0%
	Food, Beverage & Tobacco - 0.0%
1	ASG Consolidated LLC ■		$136

	Total warrants
	(cost $31)		$136

	Total long-term investments
	(cost $385,358)		$406,267

SHORT-TERM INVESTMENTS - 5.6%
	Investment Pools and Funds - 4.5%
	JP Morgan U.S. Government Money
19,503	Market Fund		$19,503

	U.S. Treasury Bills - 1.1%
$4,500	0.10%, 2/3/2011 ○╦		4,500

	Total short-term investments
	(cost $24,003)		$24,003

	Total investments
	(cost $409,361) ▲	99.8%	$430,270
	Other assets and liabilities	0.2%	1,017
	Total net assets	100.0%	$431,287

5

The Hartford High Yield Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 3.4% of total net assets at January 31, 2011.

▲	At January 31, 2011, the cost of securities for federal income tax purposes was $409,983 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$22,772
Unrealized Depreciation	(2,485)
Net Unrealized Appreciation	$20,287

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund's Board of Directors at January 31, 2011, rounds to zero market value and percentage of total net assets.

●	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2011.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. At January 31, 2011, the aggregate value of these securities was $135,826, which represents 31.49% of total net assets.

۞	Convertible security.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

☼	The cost of securities purchased on a when-issued, delayed delivery or delayed draw basis at January 31, 2011 was $9,731.

±	The interest rate disclosed for these securities represents the average coupon as of January 31, 2011.

◊	The interest rate disclosed for these securities represents an estimated average coupon as of January 31, 2011.

Ω	Debt security in default due to bankruptcy.

♦
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
09/2010 - 01/2011	$4,208	Easton-Bell Sports, Inc., 11.50%, 12/31/2015	$4,129
01/2011	$1,880	MacQuarie Aircraft Leasing Finance S.A., Second Lien Term Loan, 4.26%, 11/29/2013	1,659
02/2007	$920	Soundview NIM Trust, 0.00%, 12/25/2036 - 144A	916
03/2010 - 07/2010	4	Stratus Technologies, Inc.	–
03/2010 - 07/2010	16	Stratus Technologies, Inc.	–
03/2010 - 07/2010	$779	Stratus Technologies, Inc., 12.00%, 03/29/2015 - 144A	737
06/2008 - 08/2010	$1,319	Turbo Beta Ltd., 0.00%, 03/12/2018	1,319

The aggregate value of these securities at January 31, 2011, was $7,562, which represents 1.75% of total net assets.

6

The Hartford High Yield Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Credit Default Swap Contracts Outstanding at January 31, 2011

Unrealized
		Notional	Buy/Sell	(Pay)/Receive	Expiration		Market	Appreciation/
Counterparty	Reference Entity	Amount (a)	Protection	Fixed Rate	Date	Cost	Value ╪	(Depreciation)
JP Morgan Securities	CDX North American High
	Yield Index	$2,165	Buy	5.00%	12/20/15	$(87)	$(77)	$10

(a)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Distribution by Credit Quality
as of January 31, 2011

Percentage of
Credit Rating *	Net Assets
Baa / BBB	0.8
Ba / BB	14.2
B	46.0
Caa / CCC or Lower	29.5
Unrated	2.6
U.S. Government Securities	1.1
Cash	5.6
Other Assets & Liabilities	0.2
Total	100.0%

*
Does not apply to the fund itself. Based upon Moody’s and S&P long-term credit ratings for the fund’s holdings as of date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings. “Cash” includes non fixed income instruments and other short-term instruments.

Investment Valuation Hierarchy Level Summary
January 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$2,294	$–	$2,294	$–
Common Stocks ‡	–	–	–	–
Corporate Bonds: Investment Grade	3,210	–	3,210	–
Corporate Bonds: Non-Investment Grade	362,640	–	359,451	3,189
Preferred Stocks	4,819	4,239	580	–
Senior Floating Rate Interests: Non-Investment Grade	33,168	–	33,168	–
Warrants	136	136	–	–
Short-Term Investments	24,003	19,503	4,500	–
Total	$430,270	$23,878	$403,203	$3,189
Credit Default Swaps *	10	–	10	–
Total	$10	$–	$10	$–

♦	For the three-month period ended January 31, 2011, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

7

The Hartford High Yield Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance		Change in							Balance
	as of	Realized	Unrealized					Transfers	Transfers	as of
	October	Gain	Appreciation		Net			Into	Out of	January
	31, 2010	(Loss)	(Depreciation)		Amortization	Purchases	Sales	Level 3 *	Level 3*	31, 2011
Assets:
Asset & Commercial Mortgage
Backed Securities	$—	$—	$—	†	$—	$—	$—	$—	$—	$—
Common Stocks	—	—	—	†	—	—	—	—	—	—
Corporate Bonds	2,495	11	—	‡	6	445	(551)	1,232	(449)	3,189
Preferred Stocks	—	—	—	†	—	—	—	—	—	—
Options Purchased	—	(36)	36		—	—	—	—	—	—
Total	$2,495	$(25)	$36		$6	$445	$(551)	$1,232	$(449)	$3,189

*	Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Securities where trading has been halted (transfer into Level 3) or securities where trading has resumed (transfer out of Level 3).
2)	Broker quoted securities (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Securities that have certain restrictions on trading (transfer into Level 3) or securities where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation or depreciation in the current period relating to assets still held at January 31, 2011 was zero.
‡	Change in unrealized appreciation or depreciation in the current period relating to assets still held at January 31, 2011 rounds to zero.

8

The Hartford Inflation Plus Fund
Schedule of Investments
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 0.0%
	Finance and Insurance - 0.0%
	Lehman XS Trust
$1,402	6.50%, 05/25/2037 ⌂Δ	$484
	Nationstar Home Equity Loan Trust
33	0.00%, 03/25/2037 ⌂●	–
		484
	Total asset & commercial mortgage backed
	securities
	(cost $1,420)	$484

U.S. GOVERNMENT AGENCIES - 4.6%
	Federal National Mortgage Association - 4.6%
$98,465	2.35%, 09/23/2016	$97,017
6	9.75%, 07/01/2020	7
6	10.50%, 02/01/2012 - 12/01/2018	5
1	11.50%, 07/01/2015	1
7	12.00%, 09/01/2014	7
		97,037
	Government National Mortgage Association - 0.0%
6	11.00%, 12/20/2015 - 12/20/2018	7

	Total U.S. government agencies
	(cost $98,476)	$97,044

U.S. GOVERNMENT SECURITIES - 92.6%
	U.S. Treasury Securities - 92.6%
	U.S. Treasury Bonds - 20.5%
$64,385	1.75%, 01/15/2028 ◄	$66,856
45,580	2.00%, 01/15/2026 ◄	52,356
43,020	2.13%, 02/15/2040 ◄	44,047
208,705	2.38%, 01/15/2025 - 01/15/2027 ◄	256,262
5,000	3.63%, 04/15/2028 ◄	8,537
		428,058
	U.S. Treasury Notes - 72.1%
251,100	0.50%, 04/15/2015 ◄	262,357
131,545	0.63%, 04/15/2013 ◄	141,206
26,735	1.13%, 01/15/2021 ◄	26,888
176,810	1.25%, 04/15/2014 - 07/15/2020 ◄	192,709
12,995	1.38%, 01/15/2020 ◄	13,706
114,420	1.38%, 07/15/2018 ◄	123,436
75,000	1.63%, 01/15/2018 ◄	84,586
19,955	1.88%, 07/15/2019 ◄	22,345
170,470	2.00%, 07/15/2014 - 01/15/2016 ◄	208,226
25,000	2.13%, 01/15/2019 ◄	28,362
159,285	2.50%, 01/15/2029 ◄	179,500
181,000	2.63%, 07/15/2017 ◄	219,851
		1,503,172
		1,931,230
	Total U.S. government securities
	(cost $1,909,662)	$1,931,230
Contracts		Market Value ╪
CALL OPTIONS PURCHASED - 0.1%
	Future Option Contract - 0.1%
	10 Year U.S. Treasury Note
1	Expiration: 03/28/2011, Exercise Price:
	$122.00 Θ	$515
1	Expiration: 02/22/2011, Exercise Price:
	$122.50 Θ	141
	5 Year U.S. Treasury Note
1	Expiration: 03/28/2011, Exercise Price:
	$118.50 Θ	414
	U.S. Bond
1	Expiration: 03/28/2011, Exercise Price:
	$123.00 Θ	844
		1,914
	Total call options purchased
	(cost $2,354)	$1,914

Contracts		Market Value ╪
PUT OPTIONS PURCHASED - 0.0%
	Foreign Currency Option Contract - 0.0%
	EUR/JPY/USD/MXP Worst of Many
21,906	Expiration: 05/24/2011 æ	$68

	Total put options purchased
	(cost $175)	$68

	Total long-term investments
	(cost $2,012,087)	$2,030,740

Shares or Principal Amount		Market Value ╪
SHORT-TERM INVESTMENTS - 2.6%
	Investment Pools and Funds - 0.0%
	JP Morgan U.S. Government Money
–	Market Fund	$–
	Repurchase Agreements - 2.4%
	BNP Paribas Securities Corp. TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2011 in the amount of $12,893,
	collateralized by U.S. Treasury Bond
	6.13% - 8.13%, 2021 - 2029, value of
	$13,151)
$12,893	0.20%, 1/31/2011	12,893
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2011 in the amount of $12,830,
	collateralized by U.S. Treasury Note
	0.50% - 0.63%, 2012 - 2013, value of
	$13,086)
12,830	0.21%, 1/31/2011	12,830
	RBS Greenwich Capital Markets TriParty
	Joint Repurchase Agreement (maturing on
	02/01/2011 in the amount of $10,955,
	collateralized by U.S. Treasury Bill 1.00%,
	2011, U.S. Treasury Note 4.00% - 4.25%,
	2012 - 2014, value of $11,174)
10,955	0.21%, 1/31/2011	10,955

1

The Hartford Inflation Plus Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 2.6% - (continued)
	Repurchase Agreements - 2.4% - (continued)
	UBS Securities, Inc. Joint Repurchase
	Agreement (maturing on 02/01/2011 in the
	amount of $12,018, collateralized by U.S.
	Treasury Note 1.00%, 2012, value of
	$12,270)
$12,018	0.21%, 1/31/2011		$12,018
	UBS Securities, Inc. TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2011 in the amount of $421,
	collateralized by U.S. Treasury Bill 0.15%,
	2011, value of $430)
421	0.21%, 1/31/2011		421
			49,117
	U.S. Treasury Bills - 0.2%
5,000	0.16%, 4/28/2011 □○Θ		4,998

	Total short-term investments
	(cost $54,115)		$54,115

	Total investments
	(cost $2,066,202) ▲	99.9%	$2,084,855
	Other assets and liabilities	0.1%	1,094
	Total net assets	100.0%	$2,085,949

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2011, the cost of securities for federal income tax purposes was $2,081,546 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$36,058
Unrealized Depreciation	(32,749)
Net Unrealized Appreciation	$3,309

●	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2011.

◄
U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

□	Security pledged as initial margin deposit for open futures contracts at January 31, 2011 as follows:

Description	Number of Contracts*	Position	Expiration Date	Market Value ╪	Notional Amount	Unrealized Appreciation/ (Depreciation)
5 Year U.S. Treasury Note	300	Short	03/31/2011	$35,524	$35,418	$(106)
10 Year U.S. Treasury Note	850	Short	03/22/2011	102,677	102,771	94
Ultra Long Bond	175	Long	03/22/2011	21,552	21,581	(29)
						$(41)

*	The number of contracts does not omit 000's.

2

The Hartford Inflation Plus Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Θ	At January 31, 2011, these securities were designated to cover written call options in the table below:

Issuer	Option Type	Exercise Price/ Rate	Expiration Date	Number of Contracts*	Market Value ╪	Premiums Received	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	Future	$123.50	02/22/2011	500	$62	$123	$61
10 Year U.S. Treasury Note	Future	$123.00	03/28/2011	1,000	$328	$341	$13
5 Year U.S. Treasury Note	Future	$119.50	03/28/2011	1,000	$164	$200	$36
U.S. Bond	Future	$124.00	03/28/2011	1,000	$641	$794	$153
U.S. Ultra Bond	Future	$125.00	02/22/2011	75	$80	$75	$(5)
					$1,275	$1,533	$258

*	The number of contracts does not omit 000's

æ
This security has exercise limitations. It can only be exercised on expiration date provided that the Japanese Yen to Euro exchange rate is greater than 108.75, the U.S. Dollar to Euro exchange rate is greater than 1.3119, and the Mexican Peso to Euro exchange rate is greater than 16.3578. If all three conditions are met, the currency transaction which results is the smallest gain may be executed as a result of exercising the option contract. If these conditions are not met, the option cannot be exercised.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
10/2007	$1,402	Lehman XS Trust, 6.50%, 05/25/2037	$1,387
04/2007	$33	Nationstar Home Equity Loan Trust, 0.00%, 03/25/2037 - 144A	33

The aggregate value of these securities at January 31, 2011, was $484, which represents 0.02% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Distribution by Credit Quality
as of January 31, 2011

Percentage of
Credit Rating *	Net Assets
Caa / CCC or Lower	0.0
U.S. Government Securities	97.4
Cash	2.5
Other Assets & Liabilities	0.1
Total	100.0%

*
Does not apply to the fund itself. Based upon Moody’s and S&P long-term credit ratings for the fund’s holdings as of date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings. “Cash” includes non fixed income instruments and other short-term instruments.

3

The Hartford Inflation Plus Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$484	$–	$484	$–
Call Options Purchased	1,914	1,914	–	–
Put Options Purchased	68	–	68	–
U.S. Government Agencies	97,044	–	97,044	–
U.S. Government Securities	1,931,230	250,435	1,680,795	–
Short-Term Investments	54,115	–	54,115	–
Total	$2,084,855	$252,349	$1,832,506	$–
Futures *	94	94	–	–
Written Options *	263	263	–	–
Total	$357	$357	$–	$–
Liabilities:
Futures *	135	135	–	–
Written Options *	5	5	–	–
Total	$140	$140	$–	$–

♦	For the three-month period ended January 31, 2011, there were no significant transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance		Change in							Balance
	as of	Realized	Unrealized					Transfers	Transfers	as of
	October	Gain	Appreciation		Net			Into	Out of	January
	31, 2010	(Loss)	(Depreciation)		Amortization	Purchases	Sales	Level 3	Level 3	31, 2011
Assets:
Asset & Commercial Mortgage
Backed Securities	$—	$—	$—	*	$—	$—	$—	$—	$—	$—
Total	$—	$—	$—		$—	$—	$—	$—	$—	$—

*	Change in unrealized appreciation or depreciation in the current period relating to assets still held at January 31, 2011 was zero.

4

The Hartford International Growth Fund
Schedule of Investments January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.8%
	Australia - 2.5%
19	BHP Billiton Ltd. ADR	$1,681
23	Campbell Brothers	909
474	Incitec Pivot Ltd.	2,043
		4,633
	Austria - 1.6%
20	Andritz AG	1,698
30	Voestalpine AG	1,351
		3,049
	Belgium - 0.8%
14	Bekaert	1,429

	Brazil - 0.5%
25	Petroleo Brasileiro S.A. ADR	908

	Canada - 6.4%
10	Agrium, Inc.	875
393	Air Canada, Inc. ●	1,248
36	Barrick Gold Corp.	1,731
112	CAE, Inc.	1,422
86	CGI Group, Inc. Class A ●	1,663
94	Methanex Corp.	2,564
36	SNC-Lavalin Group, Inc.	2,094
		11,597
	China - 1.1%
13	Baidu, Inc. ADR ●	1,396
15	Ctrip.com International Ltd. ADR ●	631
		2,027
	Colombia - 0.5%
69	Almacenes Exito S.A.	859

	Denmark - 2.0%
14	Carlsberg A/S Class B	1,358
63	DSV A/S	1,312
9	Novo Nordisk A/S	1,026
		3,696
	Finland - 2.6%
31	Metso Oyj	1,668
55	Outotec Oyj	3,105
		4,773
	France - 13.8%
461	Alcatel S.A.	1,537
13	Bureau Veritas S.A.	923
30	Cie Generale d'Optique Essilor International S.A.	1,981
115	Club Mediterranee ●	2,644
19	Dassault Systemes S.A.	1,490
21	Groupe Danone	1,280
24	Legrand S.A.	958
14	Pinault-Printemps-Redoute S.A.	2,293
53	Rexel S.A.	1,203
66	Safran S.A.	2,385
22	Schneider Electric S.A.	3,473
29	Vallourec	3,173
27	Vinci S.A.	1,558
		24,898
	Germany - 4.5%
20	Adidas-Salomon AG	1,263
21	BASF SE	1,583
39	Daimler AG	2,867
24	Fresenius Medical Care AG & Co.	1,378
14	MTU Aero Engines Holdings AG	980
		8,071
	Hong Kong - 1.0%
344	AAC Acoustic Technologies	932
596	Huabao International Holdings Ltd.	886
		1,818
	Ireland - 1.0%
88	CRH plc	1,904

	Israel - 2.3%
34	Check Point Software Technologies Ltd. ADR ●	1,530
50	Teva Pharmaceutical Industries Ltd. ADR	2,749
		4,279
	Japan - 7.9%
103	Bridgestone Corp.	1,973
49	Daiichi Sankyo Co., Ltd.	1,058
25	Eisai Co., Ltd.	881
5	Fast Retailing Co., Ltd.	698
347	Isuzu Motors Ltd.	1,636
97	Nabtesco Corp.	2,295
8	OBIC Co., Ltd.	1,475
5	SMC Corp.	916
26	Softbank Corp.	904
90	Yamaha Motor Co., Ltd.	1,672
55	Yusen Logistics Co. Ltd.	772
		14,280
	Luxembourg - 1.6%
13	Millicom International Cellular S.A.	1,188
67	SES Global S.A.	1,602
		2,790
	Mexico - 1.4%
46	America Movil S.A. de C.V. ADR	2,611

	Norway - 3.2%
102	DNB Nor ASA	1,402
36	Schibsted ASA	1,085
61	Telenor ASA	946
42	Yara International ASA	2,350
		5,783
	Portugal - 0.9%
112	Jeronimo Martins	1,690

	Russia - 1.2%
88	Mining and Metallurgical Co. Norilsk Nickel ADR	2,224

	Singapore - 0.7%
178	Oversea-Chinese Banking Corp., Ltd.	1,378

	South Africa - 0.5%
18	Sasol Ltd.	894

1

The Hartford International Growth Fund
Schedule of Investments ― (continued) January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 98.8% - (continued)
	South Korea - 0.5%
5	Hyundai Motor Co., Ltd.		$865

	Spain - 1.0%
26	Industria de Diseno Textil S.A.		1,952

	Sweden - 4.7%
43	Atlas Copco Ab		1,034
34	Skf Ab B Shares		981
50	Swedish Match Ab		1,441
64	Tele2 Ab B Shares		1,419
106	Telefonaktiebolaget LM Ericsson ADR		1,313
169	Telia Ab		1,391
53	Volvo Ab Class B		923
			8,502
	Switzerland - 7.0%
35	CIE Financiere Richemont S.A.		1,880
14	Dufry Group		1,646
3	Galenica AG		1,868
1	Givaudan		890
21	Panalpina Welttransport Holding AG		2,640
97	Temenos Group AG ●		3,812
			12,736
	Taiwan - 1.5%
297	Delta Electronics, Inc.		1,369
43	High Technology Computer Corp.		1,442
			2,811
	Thailand - 0.9%
1,047	Bank of Ayudhya plc		837
1,108	Bank of Ayudhya plc NVDR		883
			1,720
	United Kingdom - 22.5%
343	Aberdeen Asset Management plc		1,223
41	Admiral Group plc		1,074
103	Antofagasta		2,328
135	Arm Holdings plc		1,111
29	AstraZeneca plc		1,421
58	BG Group plc		1,308
80	British American Tobacco plc		2,956
135	Burberry Group plc		2,326
151	Compass Group plc		1,343
515	Hays plc		997
62	Imperial Tobacco Group plc		1,780
154	Lancashire Holdings Ltd.		1,371
22	Reckitt Benckiser Group plc		1,195
86	Rio Tinto plc		5,879
185	Rolls-Royce Group plc		1,889
39	Schroders plc		1,124
39	Shire plc		1,019
73	Spectris plc		1,574
117	Standard Chartered plc		3,053
68	Unilever plc		1,964
195	Xstrata plc		4,312
			41,247
	United States - 2.7%
68	Cental Euro Distribution Corp. ●		1,550
24	Netease.com, Inc. ●		952
31	Open Text Corp. ●		1,539
38	Virgin Media, Inc.		966
			5,007
	Total common stocks
	(cost $149,480)		$180,431

PREFERRED STOCKS - 1.0%
	Brazil - 0.5%
39	Banco Itau Holding		$824

	Germany - 0.5%
16	Henkel AG & Co. KGaA		973

	Total preferred stocks
	(cost $1,468)		$1,797

	Total long-term investments
	(cost $150,948)		$182,228

SHORT-TERM INVESTMENTS - 0.4%
	Repurchase Agreements - 0.4%
	Bank of America Merrill Lynch TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2011 in the amount of $85,
	collateralized by FNMA 3.50% - 4.00%,
	2026 - 2040, value of $86)
85	0.22%, 01/31/2011		85
	Barclays Capital TriParty Joint Repurchase
	Agreement (maturing on 02/01/2011 in the
	amount of $304, collateralized by FHLMC
	0.18% - 4.00%, 2012 - 2025, FNMA 3.50%
	- 6.00%, 2025 - 2039, value of $310)
303	0.22%, 01/31/2011		303
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2011 in the amount of $333,
	collateralized by GNMA 4.00% - 7.00%,
	2034 - 2041, value of $340)
333	0.22%, 01/31/2011		333
	UBS Securities, Inc. Joint Repurchase
	Agreement (maturing on 02/01/2011 in the
	amount of $1, collateralized by U.S.
	Treasury Bill 0.88%, 2011, value of $1)
1	0.20%, 01/31/2011		1
			722
	Total short-term investments
	(cost $722)		$722

	Total investments
	(cost $151,670) ▲	100.2%	$182,950
	Other assets and liabilities	(0.2)%	(343)
	Total net assets	100.0%	$182,607

2

The Hartford International Growth Fund
Schedule of Investments ― (continued) January 31, 2011 (Unaudited)
(000’s Omitted)

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 97.1% of total net assets at January 31, 2011.

Prices of foreign equities that are principally traded on certain foreign markets are adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2011, the cost of securities for federal income tax purposes was $152,115 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$32,313
Unrealized Depreciation	(1,478)
Net Unrealized Appreciation	$30,835

●	Currently non-income producing.

Foreign Currency Contracts Outstanding at January 31, 2011

						Unrealized
				Contract		Appreciation/
Description	Counterparty	Buy / Sell	Market Value ╪	Amount	Delivery Date	(Depreciation)
Japanese Yen	Goldman Sachs	Sell	$3,939	$3,883	04/13/2011	$(56)
						$(56)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

The Hartford International Growth Fund
Schedule of Investments ― (continued) January 31, 2011 (Unaudited)
(000’s Omitted)

Currency Concentration of Securities at January 31, 2011

Percentage of
Description	Net Assets
Australian Dollar	1.6%
Brazilian Real	0.5
British Pound	22.5
Canadian Dollar	5.4
Colombian Peso	0.5
Danish Kroner	2.0
Euro	27.6
Hong Kong Dollar	1.0
Japanese Yen	7.9
Norwegian Krone	3.2
Republic of Korea Won	0.5
Singapore Dollar	0.7
South African Rand	0.5
Swedish Krona	4.0
Swiss Franc	7.0
Taiwanese Dollar	1.5
Thai Bhat	0.9
United States Dollar	12.9
Other Assets and Liabilities	(0.2)
Total	100.0%

Diversification by Industry
as of January 31, 2011

Percentage of
Industry (Sector)	Net Assets
Automobiles & Components (Consumer
Discretionary)	5.0%
Banks (Financials)	4.6
Capital Goods (Industrials)	18.2
Commercial & Professional Services (Industrials)	1.5
Consumer Durables & Apparel (Consumer
Discretionary)	3.0
Consumer Services (Consumer Discretionary)	2.5
Diversified Financials (Financials)	1.3
Energy (Energy)	1.7
Food & Staples Retailing (Consumer Staples)	1.4
Food, Beverage & Tobacco (Consumer Staples)	6.8
Health Care Equipment & Services (Health Care)	2.9
Household & Personal Products (Consumer Staples)	1.1
Insurance (Financials)	1.3
Materials (Materials)	17.8
Media (Consumer Discretionary)	2.0
Pharmaceuticals, Biotechnology & Life Sciences
(Health Care)	4.5
Retailing (Consumer Discretionary)	3.6
Semiconductors & Semiconductor Equipment
(Information Technology)	0.6
Software & Services (Information Technology)	7.5
Technology Hardware & Equipment (Information
Technology)	4.5
Telecommunication Services (Services)	4.7
Transportation (Industrials)	3.3
Short-Term Investments	0.4
Other Assets and Liabilities	(0.2)
Total	100.0%

4

The Hartford International Growth Fund
Schedule of Investments ― (continued) January 31, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Australia	$4,633	$1,681	$2,952	$–
Austria	3,049	–	3,049	–
Belgium	1,429	–	1,429	–
Brazil	908	908	–	–
Canada	11,597	11,597	–	–
China	2,027	2,027	–	–
Colombia	859	859	–	–
Denmark	3,696	–	3,696	–
Finland	4,773	–	4,773	–
France	24,898	–	24,898	–
Germany	8,071	–	8,071	–
Hong Kong	1,818	–	1,818	–
Ireland	1,904	–	1,904	–
Israel	4,279	4,279	–	–
Japan	14,280	–	14,280	–
Luxembourg	2,790	1,188	1,602	–
Mexico	2,611	2,611	–	–
Norway	5,783	–	5,783	–
Portugal	1,690	–	1,690	–
Russia	2,224	2,224	–	–
Singapore	1,378	–	1,378	–
South Africa	894	–	894	–
South Korea	865	–	865	–
Spain	1,952	–	1,952	–
Sweden	8,502	1,313	7,189	–
Switzerland	12,736	–	12,736	–
Taiwan	2,811	–	2,811	–
Thailand	1,720	883	837	–
United Kingdom	41,247	–	41,247	–
United States	5,007	5,007	–	–
Total	180,431	34,577	145,854	–
Preferred Stocks	1,797	824	973	–
Short-Term Investments	722	–	722	–
Total	$182,950	$35,401	$147,549	$–
Liabilities:
Foreign Currency Contracts*	56	–	56	–
Total	$56	$–	$56	$–

♦	For the three-month period ended January 31, 2011, there were no significant transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

5

The Hartford International Opportunities Fund
Schedule of Investments
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 93.1%
	Australia - 0.7%
892	Paladin Energy Ltd. ●	$4,365

	Brazil - 4.5%
58	Banco do Estado do Rio Grande do Sul S.A.	566
167	Banco Santander Brasil S.A.	1,931
177	BM & F Bovespa S.A.	1,234
26	Cetip S.A. - Balcao Organizado	338
169	Cia de Concessoes Rodoviarias	4,669
363	Itau Unibanco Banco Multiplo S.A. ADR	7,812
324	Julio Simoes Logistica S.A. ●	2,278
1,623	PDG Realty S.A.	8,976
42	Raia S.A. ●	659
		28,463
	Canada - 4.8%
259	Canadian Natural Resources Ltd.	11,544
200	EnCana Corp.	6,449
39	Potash Corp. of Saskatchewan, Inc.	6,898
146	Suncor Energy, Inc.	6,029
		30,920
	Chile - 0.8%
238	Enersis S.A. ADR	4,945

	China - 2.6%
3,886	Agricultural Bank of China ●	1,923
1,912	Changsha Zoomlion Heavy Industry Science and Technology Co., Ltd. ●	4,384
1,069	China Shenhua Energy Co., Ltd.	4,375
27	Ctrip.com International Ltd. ADR ●	1,128
169	Tencent Holdings Ltd.	4,418
		16,228
	Colombia - 0.6%
63	Bancolombia S.A. ADR	3,682

	Denmark - 1.2%
198	DSV A/S	4,128
44	FLSmidth & Co. A/S	3,788
		7,916
	Finland - 1.1%
24	Elisa Oyj	525
15	KCI Konecranes Oyj	627
74	Kone Oyj Class B	4,011
50	Nokian Rendaat Oyj	1,802
		6,965
	France - 9.8%
124	Accor S.A.	5,644
139	BNP Paribas	10,373
108	Groupe Danone	6,468
69	Pernod-Ricard	6,600
157	Peugeot S.A.	6,576
95	Safran S.A.	3,442
50	Schneider Electric S.A.	7,776
34	Unibail-Rodamco SE	6,539
93	Vallourec	10,137
		63,555
	Germany - 3.4%
148	Beiersdorf AG	8,120
64	Continental AG	5,038
74	HeidelbergCement AG	4,833
51	SAP AG	2,933
		20,924
	Hong Kong - 1.7%
314	China ZhengTong Automotive Services Holdings Ltd. ●	261
1,258	Hang Lung Properties Ltd.	5,541
916	Shangri-La Asia Ltd.	2,401
76	Shangri-La Asia Ltd. - Rights	8
198	Sun Hung Kai Properties Ltd.	3,327
		11,538
	India - 1.1%
365	Bharti Televentures	2,548
136	Reliance Industries Ltd.	2,734
109	Wipro Ltd.	1,041
74	Wipro Ltd. ADR	974
		7,297
	Ireland - 1.8%
455	CRH plc	9,803
58	Ryanair Holdings plc ADR	1,762
		11,565
	Israel - 1.5%
75	Check Point Software Technologies Ltd. ADR ●	3,323
120	Teva Pharmaceutical Industries Ltd. ADR	6,542
		9,865
	Italy - 1.9%
1,266	Intesa Sanpaolo	4,214
1,484	Snam Rete Gas S.p.A.	7,784
		11,998
	Japan - 13.7%
290	Bridgestone Corp.	5,568
85	Daikin Industries Ltd.	2,942
193	Denso Corp.	7,127
90	Eisai Co., Ltd.	3,120
36	Fanuc Ltd.	5,697
1	Inpex Corp.	3,817
458	Mitsubishi Electric Corp.	5,062
2,602	Mitsubishi UFJ Financial Group, Inc.	13,516
854	Mitsui O.S.K. Lines Ltd.	5,578
69	Nidec Corp.	6,534
322	Nissan Motor Co., Ltd.	3,255
161	Shin-Etsu Chemical Co., Ltd.	9,048
1	Sony Financial Holdings, Inc.	3,233
1,069	Sumitomo Metal Industries	2,502
3	Toho Titanium Co., Ltd.	97
326	Tokio Marine Holdings, Inc.	9,704
		86,800
	Malaysia - 0.2%
1,633	AirAsia Berhad ●	1,475

	Mauritius - 0.4%
4,811	Golden Agri Resources Ltd.	2,672

	Mexico - 1.4%
161	America Movil S.A. de C.V. ADR	9,164

1

The Hartford International Opportunities Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 93.1% - (continued)
	Netherlands - 2.0%
101	ASML Holding N.V. ADR	$4,252
542	Koninklijke (Royal) KPN N.V.	8,533
		12,785
	Norway - 1.9%
147	Frontline Ltd.	3,773
145	Yara International ASA	8,161
		11,934
	Panama - 0.3%
34	Copa Holdings S.A. Class A	1,884

	South Africa - 1.1%
259	Impala Platinum Holdings Ltd.	7,373

	South Korea - 1.5%
11	Samsung Electronics Co., Ltd.	9,640

	Spain - 1.0%
1,219	International Consolidated Airlines Group S.A. ●	5,005
35	Repsol YPF S.A.	1,107
		6,112
	Sweden - 3.1%
263	Assa Abloy Ab	7,160
161	Atlas Copco Ab	3,859
500	Volvo Ab Class B	8,667
		19,686
	Switzerland - 7.9%
140	ABB Ltd.	3,301
37	CIE Financiere Richemont S.A.	2,035
75	Julius Baer Group Ltd.	3,380
47	Kuehne & Nagel International AG	6,014
85	Roche Holding AG	12,860
3	SGS S.A.	5,479
983	UBS AG	17,600
		50,669
	Taiwan - 5.4%
723	Delta Electronics, Inc.	3,335
2,015	Hon Hai Precision Industry Co., Ltd.	8,595
191	MediaTek, Inc.	2,591
992	Synnex Technology International Corp.	2,608
3,912	Taiwan Semiconductor Manufacturing Co., Ltd.	10,173
231	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,024
1,956	WPG Holdings Co., Ltd.	3,828
		34,154
	United Kingdom - 15.0%
950	Barclays Bank plc	4,447
513	BG Group plc	11,502
361	Capital Group plc	3,925
966	HSBC Holdings plc	10,538
366	Imperial Tobacco Group plc	10,448
1,120	National Grid plc	9,936
490	Reed Elsevier Capital, Inc.	4,332
213	Rio Tinto plc	14,612
170	Standard Chartered plc	4,416
4,418	Vodafone Group plc	12,400
590	WPP plc		7,292
47	Xstrata plc		1,044
			94,892
	United States - 0.7%
22	Netease.com, Inc. ●		904
38	New Oriental Education & Technology Group, Inc. ADR ●		3,719
			4,623
	Total common stocks
	(cost $532,472)		$594,089

	Total long-term investments
	(cost $532,472)		$594,089

SHORT-TERM INVESTMENTS - 5.0%
	Repurchase Agreements - 5.0%
	Bank of America Merrill Lynch TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2011 in the amount of $3,700,
	collateralized by FNMA 3.50% - 4.00%,
	2026 - 2040, value of $3,774)
$3,700	0.22%, 01/31/2011		$3,700
	Barclays Capital TriParty Joint Repurchase
	Agreement (maturing on 02/01/2011 in the
	amount of $13,287, collateralized by
	FHLMC 0.18% - 4.00%, 2012 - 2025,
	FNMA 3.50% - 6.00%, 2025 - 2039, value
	of $13,553)
13,287	0.22%, 01/31/2011		13,287
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2011 in the amount of $14,592,
	collateralized by GNMA 4.00% - 7.00%,
	2034 - 2041, value of $14,884)
14,592	0.22%, 01/31/2011		14,592
	UBS Securities, Inc. Joint Repurchase
	Agreement (maturing on 02/01/2011 in the
	amount of $30, collateralized by U.S.
	Treasury Bill 0.88%, 2011, value of $30)
30	0.20%, 01/31/2011		30
			31,609
	Total short-term investments
	(cost $31,609)		$31,609

	Total investments
	(cost $564,081) ▲	98.1%	$625,698
	Other assets and liabilities	1.9%	12,178
	Total net assets	100.0%	$637,876

2

The Hartford International Opportunities Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 92.4% of total net assets at January 31, 2011.

Prices of foreign equities that are principally traded on certain foreign markets are adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2011, the cost of securities for federal income tax purposes was $569,002 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$67,749
Unrealized Depreciation	(11,053)
Net Unrealized Appreciation	$56,696

●	Currently non-income producing.

Foreign Currency Contracts Outstanding at January 31, 2011

						Unrealized
				Contract		Appreciation/
Description	Counterparty	Buy / Sell	Market Value ╪	Amount	Delivery Date	(Depreciation)
British Pound	State Street Global Markets LLC	Sell	$2,823	$2,825	02/03/2011	$2
Canadian Dollar	Brown Brothers Harriman	Buy	1,335	1,337	02/03/2011	(2)
Euro	State Street Global Markets LLC	Sell	953	947	02/02/2011	(6)
Euro	State Street Global Markets LLC	Buy	1,270	1,270	02/03/2011	–
Euro	UBS AG	Buy	1,302	1,304	02/01/2011	(2)
Hong Kong Dollar	Westpac International	Sell	3,562	3,562	02/07/2011	–
Japanese Yen	Barclay Investments	Sell	6,549	6,540	02/03/2011	(9)
Japanese Yen	Goldman Sachs	Buy	8,453	8,234	04/08/2011	219
Japanese Yen	Goldman Sachs	Sell	2,811	2,814	04/08/2011	3
Japanese Yen	Goldman Sachs	Sell	5,642	5,596	04/08/2011	(46)
Singapore Dollar	Banc of America Securities	Sell	1,454	1,454	02/01/2011	–
Swedish Krona	Morgan Stanley	Sell	1,272	1,256	02/02/2011	(16)
Swiss Franc	Deutsche Bank Securities	Sell	577	578	02/03/2011	1
						$144

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

The Hartford International Opportunities Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Diversification by Industry
as of January 31, 2011

Industry (Sector)	Percentage of Net Assets
Automobiles & Components (Consumer Discretionary)	4.6%
Banks (Financials)	10.0
Capital Goods (Industrials)	12.2
Commercial & Professional Services (Industrials)	1.5
Consumer Durables & Apparel (Consumer Discretionary)	1.7
Consumer Services (Consumer Discretionary)	2.0
Diversified Financials (Financials)	3.6
Energy (Energy)	8.7
Food & Staples Retailing (Consumer Staples)	0.1
Food, Beverage & Tobacco (Consumer Staples)	4.0
Household & Personal Products (Consumer Staples)	1.3
Insurance (Financials)	2.0
Materials (Materials)	10.1
Media (Consumer Discretionary)	1.8
Pharmaceuticals, Biotechnology & Life Sciences (Health Care)	3.5
Real Estate (Financials)	2.4
Retailing (Consumer Discretionary)	0.0
Semiconductors & Semiconductor Equipment (Information Technology)	4.7
Software & Services (Information Technology)	2.1
Technology Hardware & Equipment (Information Technology)	2.9
Telecommunication Services (Services)	5.2
Transportation (Industrials)	5.1
Utilities (Utilities)	3.6
Short-Term Investments	5.0
Other Assets and Liabilities	1.9
Total	100.0%

4

The Hartford International Opportunities Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Australia	$4,365	$–	$4,365	$–
Brazil	28,463	28,463	–	–
Canada	30,920	30,920	–	–
Chile	4,945	4,945	–	–
China	16,228	5,512	10,716	–
Colombia	3,682	3,682	–	–
Denmark	7,916	–	7,916	–
Finland	6,965	–	6,965	–
France	63,555	–	63,555	–
Germany	20,924	8,120	12,804	–
Hong Kong	11,538	261	11,277	–
India	7,297	974	6,323	–
Ireland	11,565	1,762	9,803	–
Israel	9,865	9,865	–	–
Italy	11,998	–	11,998	–
Japan	86,800	–	86,800	–
Malaysia	1,475	–	1,475	–
Mauritius	2,672	–	2,672	–
Mexico	9,164	9,164	–	–
Netherlands	12,785	4,252	8,533	–
Norway	11,934	–	11,934	–
Panama	1,884	1,884	–	–
South Africa	7,373	–	7,373	–
South Korea	9,640	–	9,640	–
Spain	6,112	5,005	1,107	–
Sweden	19,686	–	19,686	–
Switzerland	50,669	–	50,669	–
Taiwan	34,154	3,024	31,130	–
United Kingdom	94,892	–	94,892	–
United States	4,623	4,623	–	–
Total	594,089	122,456	471,633	–
Short-Term Investments	31,609	–	31,609	–
Total	$625,698	$122,456	$503,242	$–
Foreign Currency Contracts*	225	–	225	–
Total	$225	$–	$225	$–
Liabilities:
Foreign Currency Contracts*	81	–	81	–
Total	$81	$–	$81	$–

♦	For the three-month period ended January 31, 2011, there were no significant transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

5

The Hartford International Small Company Fund
Schedule of Investments January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.0%
	Australia - 7.0%
478	AJ Lucas Group Ltd.	$1,188
266	Aquarius Platinum Ltd.	1,492
111	Domino's Pizza Enterprises Ltd.	663
222	Karoon Gas Australia Ltd. ●	1,667
1,005	NRW Holdings Ltd.	2,440
205	Seek Ltd.	1,368
64	Sims Metal Management Ltd.	1,241
261	Whitehaven Coal Ltd.	1,832
87	Worleyparsons Ltd.	2,416
		14,307
	Austria - 0.8%
20	Andritz AG	1,709

	Belgium - 2.7%
27	CFE	1,988
34	D'ieteren S.A.	2,053
38	UCB S.A.	1,356
		5,397
	Brazil - 2.6%
20	Cetip S.A. - Balcao Organizado	268
173	Ecorodovias Infraestrutura e Logistica S.A.	1,351
66	Light S.A.	1,031
83	Localiza Rent a Car S.A.	1,253
14	Totvs S.A.	1,370
		5,273
	Denmark - 0.8%
73	DSV A/S	1,517

	Finland - 0.6%
61	Tikkurila Oy ●	1,327

	France - 8.3%
9	Bollore	1,913
19	Bureau Veritas S.A.	1,390
39	CFAO	1,569
21	Eurazeo	1,550
10	Icade	1,054
24	Imerys S.A.	1,585
51	Meetic	1,176
30	Orpea	1,404
17	Seche Environment	1,461
59	Sechilienne S.A.	1,653
19	Wendel	1,943
		16,698
	Germany - 5.5%
22	Delticom AG	1,826
10	Hochtief AG	869
37	MTU Aero Engines Holdings AG	2,581
30	Rheinmetall AG	2,575
63	Rhoen-Klinikum AG	1,463
40	Stratec Biomedical	1,729
		11,043
	Hong Kong - 3.5%
155	ASM Pacific Technology	1,855
807	Boshiwa International Holdings ●	610
1,613	China Automation Group	1,238
501	Microport Scientific Corp. ●	397
2,305	Pacific Basin Ship	1,501
1,366	Techtronic Industries Co., Ltd.	1,704
		7,305
	India - 0.4%
174	Jyothy Laboratories Ltd.	893

	Israel - 0.6%
290	Bank Hapoalim B.M. ●	1,313

	Italy - 2.3%
37	DiaSorin S.p.A.	1,784
716	Immobiliare Grande Distribuzione	1,511
808	Iride S.p.A.	1,405
		4,700
	Japan - 32.1%
45	ABC Mart, Inc.	1,623
147	Amada Co., Ltd.	1,283
111	Asics Corp.	1,478
34	Benesse Holdings, Inc.	1,501
46	Cosmos Pharmaceutical Corp.	1,862
1	Cyberagent, Inc.	1,951
217	Dainippon Screen Mfg Co., Ltd.	1,998
32	Disco Corp.	2,169
182	Fuji Heavy Industries Ltd.	1,558
272	Hino Motors Ltd.	1,534
115	Hitachi Metals Ltd.	1,352
91	Hoshizaki Electric Co., Ltd.	1,714
47	IBJ Leasing Co., Ltd.	1,175
41	Jafco Co., Ltd.	1,144
–	Kakaku.com, Inc.	1,169
5	Kenedix, Inc.	1,145
76	Megachips Corp.	1,572
–	Message Co., Ltd.	1,273
370	Mitsui-Soko Co., Ltd.	1,585
152	Mori Seiki Co., Ltd.	1,772
264	Nihon Nohyaku Co., Ltd.	1,456
210	Nippon Denko Co., Ltd.	1,575
–	Osaka Securities Exchange Co., Ltd.	1,546
27	Point, Inc.	1,219
33	Proto Corp.	1,434
140	Shinko Plantech Co., Ltd.	1,415
126	Shionogi & Co., Ltd.	2,318
594	Showa Denko K.K.	1,311
66	Square Enix Holdings Co., Ltd.	1,155
151	Start Today Co., Ltd.	2,330
8	Sumitomo Real Estate Sales Co., Ltd.	398
102	Sumitomo Rubber Industries	1,076
202	Sumitomo Warehouse	1,071
334	Teijin Ltd.	1,610
55	THK Co., Ltd.	1,429
91	Tokyo Ohka Kogyo Co., Ltd.	2,001
54	Torishima Pump Mfg. Co., Ltd.	1,068
76	Toshiba Plant Systems & Services Corp.	1,115
24	Towa Pharmaceutical Co., Ltd.	1,311
277	Toyo Engineering Corp.	1,051
92	Toyota Boshoku Corp.	1,636
–	Wacom Co., Ltd.	813
94	Yamaha Motor Co., Ltd.	1,738

1

The Hartford International Small Company Fund
Schedule of Investments ― (continued) January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 96.0% - (continued)
	Japan - 32.1% - (continued)
210	Yaskawa Electric Corp.		$2,274
			65,208
	Luxembourg - 0.6%
80	Reinet Investments S.A. ●		1,226

	Netherlands - 0.9%
13	HAL Trust		1,801

	Norway - 1.6%
112	Kongsberg Gruppen ASA		2,476
212	Norwegian Energy Co. ASA ●		692
			3,168
	Poland - 0.6%
72	Warsaw Stock Exchange ●		1,207

	Russia - 1.4%
123	O'Key Group LLC ■●		1,547
40	Pharmstandard ●§		1,208
			2,755
	Singapore - 2.0%
1,224	Capitacommercial Trust		1,375
723	Hyflux Ltd.		1,266
737	Indofood Agri Resources Ltd. ●		1,449
			4,090
	South Korea - 2.2%
26	Daum Communications Corp. ●		1,857
4	LG Household & Health Care Ltd.		1,601
3	OCI Co., Ltd. ●		1,100
			4,558
	Spain - 0.4%
58	Grifols S.A.		890

	Sweden - 0.8%
154	Bjoern Borg Ab		1,656

	Switzerland - 2.8%
20	Dufry Group		2,455
4	Straumann Holding AG		1,087
58	Temenos Group AG ●		2,291
			5,833
	United Kingdom - 15.5%
328	Ashmore Group plc		1,832
274	Babcock International Group plc		2,537
297	Brown (N) Group plc		1,346
39	Chemring Group plc		2,128
107	Close Brothers Group plc		1,448
162	Cookson Group plc		1,723
1,504	Debenhams plc		1,579
262	Domino's Pizza UK & IRL plc		2,269
1,021	Hampson Industries plc		589
1,040	Hansteen Holdings plc		1,324
134	Hunting plc		1,678
167	James Fisher & Sons plc		1,372
283	Jupiter Fund Management plc ●		1,429
71	Kier Group plc		1,421
145	Land Securities Group plc		1,563
295	Mears Group plc		1,501
210	Persimmon plc		1,373
133	Rightmove		1,781
237	Savills plc		1,331
39	Ultra Electronics Holdings plc		1,102
			31,326
	Total common stocks
	(cost $163,804)		$195,200

	Total long-term investments
	(cost $163,804)		$195,200

SHORT-TERM INVESTMENTS - 3.6%
	Repurchase Agreements - 3.6%
	Bank of America Merrill Lynch TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2011 in the amount of $848,
	collateralized by FNMA 3.50% - 4.00%,
	2026 - 2040, value of $865)
$848	0.22%, 01/31/2011		$848
	Barclays Capital TriParty Joint Repurchase
	Agreement (maturing on 02/01/2011 in the
	amount of $3,047, collateralized by FHLMC
	0.18% - 4.00%, 2012 - 2025, FNMA 3.50%
	- 6.00%, 2025 - 2039, value of $3,108)
3,047	0.22%, 01/31/2011		3,047
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2011 in the amount of $3,346,
	collateralized by GNMA 4.00% - 7.00%,
	2034 - 2041, value of $3,413)
3,346	0.22%, 01/31/2011		3,346
	UBS Securities, Inc. Joint Repurchase
	Agreement (maturing on 02/01/2011 in the
	amount of $7, collateralized by U.S.
	Treasury Bill 0.88%, 2011, value of $7)
7	0.20%, 01/31/2011		7
			7,248
	Total short-term investments
	(cost $7,248)		$7,248

	Total investments
	(cost $171,052) ▲	99.6%	$202,448
	Other assets and liabilities	0.4%	800
	Total net assets	100.0%	$203,248

2

The Hartford International Small Company Fund
Schedule of Investments ― (continued) January 31, 2011 (Unaudited)
(000’s Omitted)

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 96.0% of total net assets at January 31, 2011.

Prices of foreign equities that are principally traded on certain foreign markets are adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2011, the cost of securities for federal income tax purposes was $177,826 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$37,563
Unrealized Depreciation	(12,941)
Net Unrealized Appreciation	$24,622

●	Currently non-income producing.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. At January 31, 2011, the aggregate value of these securities was $1,547, which represents 0.76% of total net assets.

§
These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S.  person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2011, the aggregate value of these securities amounted to $1,208, which represents 0.59% of total net assets.

Foreign Currency Contracts Outstanding at January 31, 2011

						Unrealized
				Contract		Appreciation/
Description	Counterparty	Buy / Sell	Market Value ╪	Amount	Delivery Date	(Depreciation)
Japanese Yen	Barclay Investments	Sell	$658	$657	02/03/2011	$(1)
Japanese Yen	JP Morgan Securities	Sell	7	7	02/01/2011	–
Japanese Yen	Mellon Securities	Sell	337	336	02/02/2011	(1)
						$(2)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

The Hartford International Small Company Fund
Schedule of Investments ― (continued) January 31, 2011 (Unaudited)
(000’s Omitted)

Currency Concentration of Securities at January 31, 2011

Percentage of
Description	Net Assets
Australian Dollar	6.3%
Brazilian Real	2.6
British Pound	16.2
Danish Kroner	0.8
Euro	22.1
Hong Kong Dollar	3.5
Indian Rupee	0.4
Israeli New Shekel	0.6
Japanese Yen	32.1
Norwegian Krone	1.6
Polish New Zloty	0.6
Republic of Korea Won	2.2
Singapore Dollar	2.0
Swedish Krona	0.8
Swiss Franc	2.8
United States Dollar	5.0
Other Assets and Liabilities	0.4
Total	100.0%

Diversification by Industry
as of January 31, 2011

Percentage of
Industry (Sector)	Net Assets
Automobiles & Components (Consumer Discretionary)	2.9%
Banks (Financials)	0.6
Capital Goods (Industrials)	18.3
Commercial & Professional Services (Industrials)	4.1
Consumer Durables & Apparel (Consumer Discretionary)	3.0
Consumer Services (Consumer Discretionary)	2.1
Diversified Financials (Financials)	7.2
Energy (Energy)	5.5
Food & Staples Retailing (Consumer Staples)	1.7
Food, Beverage & Tobacco (Consumer Staples)	0.7
Health Care Equipment & Services (Health Care)	4.5
Household & Personal Products (Consumer Staples)	1.2
Materials (Materials)	7.9
Media (Consumer Discretionary)	2.5
Pharmaceuticals, Biotechnology & Life Sciences (Health Care)	3.4
Real Estate (Financials)	4.8
Retailing (Consumer Discretionary)	8.2
Semiconductors & Semiconductor Equipment (Information Technology)	3.0
Software & Services (Information Technology)	4.5
Technology Hardware & Equipment (Information Technology)	2.3
Transportation (Industrials)	5.0
Utilities (Utilities)	2.6
Short-Term Investments	3.6
Other Assets and Liabilities	0.4
Total	100.0%

4

The Hartford International Small Company Fund
Schedule of Investments ― (continued) January 31, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Australia	$14,307	$–	$14,307	$–
Austria	1,709	–	1,709	–
Belgium	5,397	–	5,397	–
Brazil	5,273	5,273	–	–
Denmark	1,517	–	1,517	–
Finland	1,327	–	1,327	–
France	16,698	2,637	14,061	–
Germany	11,043	1,729	9,314	–
Hong Kong	7,305	1,007	6,298	–
India	893	–	893	–
Israel	1,313	–	1,313	–
Italy	4,700	1,511	3,189	–
Japan	65,208	1,572	63,636	–
Luxembourg	1,226	1,226	–	–
Netherlands	1,801	–	1,801	–
Norway	3,168	–	3,168	–
Poland	1,207	1,207	–	–
Russia	2,755	2,755	–	–
Singapore	4,090	–	4,090	–
South Korea	4,558	–	4,558	–
Spain	890	–	890	–
Sweden	1,656	–	1,656	–
Switzerland	5,833	–	5,833	–
United Kingdom	31,326	1,961	29,365	–
Total	195,200	20,878	174,322	–
Short-Term Investments	7,248	–	7,248	–
Total	$202,448	$20,878	$181,570	$–
Liabilities:
Foreign Currency Contracts*	2	–	2	–
Total	$2	$–	$2	$–

♦	For the three-month period ended January 31, 2011, there were no significant transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance		Change in						Balance
	as of	Realized	Unrealized				Transfers	Transfers	as of
	October	Gain	Appreciation	Net			Into	Out of	January
	31, 2010	(Loss)	(Depreciation)	Amortization	Purchases	Sales	Level 3 *	Level 3*	31, 2011
Assets:
Common Stocks	$219	$14	$1	$—	$—	$(75)	$—	$(159)	$—
Total	$219	$14	$1	$—	$—	$(75)	$—	$(159)	$—

*	Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1) Securities where trading has been halted (transfer into Level 3) or securities where trading has resumed (transfer out of Level 3).
2) Broker quoted securities (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3) Securities that have certain restrictions on trading (transfer into Level 3) or securities where trading restrictions have expired (transfer out of Level 3).

5

The Hartford International Value Fund
Schedule of Investments
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 93.6%
	Australia - 0.6%
59	Qantas Airways Ltd.	$143

	Belgium - 0.8%
5	UCB S.A.	182

	Brazil - 2.2%
18	Companhia Energetica de Minas Gerais ADR	296
6	Petroleo Brasileiro S.A. ADR	220
		516
	Canada - 4.9%
27	CGI Group, Inc. Class A ●	518
8	Imperial Oil Ltd.	357
1	Potash Corp. of Saskatchewan, Inc.	142
20	Uranium One, Inc.	131
		1,148
	China - 3.7%
265	Agricultural Bank of China ●	131
82	BBMG Corp.	111
135	Changsha Zoomlion Heavy Industry Science
	and Technology Co., Ltd. ●	310
34	Dongfeng Motor Group Co., Ltd.	60
2	PetroChina Co., Ltd. ADR	237
		849
	Denmark - 1.2%
2	FLSmidth & Co. A/S	189
1	Gronlandsbanken	87
		276
	France - 5.4%
2	Groupe Danone	117
7	Societe Generale Class A	432
5	Total S.A.	291
4	Vallourec	417
		1,257
	Germany - 8.4%
6	Daimler AG	463
16	Deutsche Post AG	298
4	HeidelbergCement AG	272
4	K+S AG	287
6	MTU Aero Engines Holdings AG	420
2	Siemens AG	224
		1,964
	Hong Kong - 3.9%
80	AIA Group Ltd. ●	220
118	Cathay Pacific Airways Ltd.	298
271	Huabao International Holdings Ltd.	403
		921
	India - 0.4%
2	Reliance Industries Ltd. GDR ■	99

	Ireland - 1.1%
12	CRH plc	252

	Israel - 2.1%
9	Teva Pharmaceutical Industries Ltd. ADR	486

	Japan - 18.8%
8	Acom Co., Ltd.	144
9	Daiichi Sankyo Co., Ltd.	193
6	Daito Trust Construction Co., Ltd.	407
9	Honda Motor Co., Ltd.	379
–	Inpex Corp.	148
115	Isuzu Motors Ltd.	543
6	Komatsu Ltd.	164
17	Mitsubishi Corp.	477
87	Mitsubishi UFJ Financial Group, Inc.	453
41	Mitsui O.S.K. Lines Ltd.	268
2	OBIC Co., Ltd.	406
1	Sbi Holdings, Inc.	186
6	Softbank Corp.	213
30	Sumitomo Chemical Co., Ltd.	156
18	Yamaha Motor Co., Ltd.	333
		4,470
	Netherlands - 2.0%
5	European Aeronautic Defence and Space Co.
	N.V.	141
9	SBM Offshore N.V.	223
4	TNT N.V.	99
		463
	Norway - 2.4%
25	DNB Nor ASA	338
9	Statoil ASA	220
		558
	Russia - 1.6%
14	OAO Gazprom Class S ADR	364

	Singapore - 2.5%
96	Olam International Ltd.	230
44	Oversea-Chinese Banking Corp., Ltd.	341
		571
	Spain - 1.9%
36	Banco Santander Central Hispano S.A.	443

	Sweden - 3.9%
79	Telia Ab	649
15	Volvo Ab Class B	262
		911
	Switzerland - 7.1%
10	Credit Suisse Group AG	453
1	Roche Holding AG	206
7	Swiss Re	392
34	UBS AG	607
		1,658
	Taiwan - 1.3%
24	Taiwan Semiconductor Manufacturing Co.,
	Ltd. ADR	311

	United Kingdom - 17.4%
3	AstraZeneca plc	124
88	Barclays Bank plc	413
102	BP plc	803
5	British American Tobacco plc	198
58	HSBC Holdings plc	634
15	Imperial Tobacco Group plc	422
86	Logica plc	187

1

The Hartford International Value Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 93.6% - (continued)
	United Kingdom - 17.4% - (continued)
12	Petropavlovsk plc		$196
31	Prudential plc		338
7	Standard Chartered plc		170
95	Vodafone Group plc		267
15	Xstrata plc		330
			4,082
	Total common stocks
	(cost $20,314)		$21,924

	Total long-term investments
	(cost $20,314)		$21,924

SHORT-TERM INVESTMENTS - 3.1%
	Repurchase Agreements - 3.1%
	Bank of America Merrill Lynch TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2011 in the amount of $85,
	collateralized by FNMA 3.50% - 4.00%,
	2026 - 2040, value of $87)
$85	0.22%, 01/31/2011		$85
	Barclays Capital TriParty Joint Repurchase
	Agreement (maturing on 02/01/2011 in the
	amount of $306, collateralized by FHLMC
	0.18% - 4.00%, 2012 - 2025, FNMA 3.50%
	- 6.00%, 2025 - 2039, value of $313)
306	0.22%, 01/31/2011		306
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2011 in the amount of $337,
	collateralized by GNMA 4.00% - 7.00%,
	2034 - 2041, value of $343)
337	0.22%, 01/31/2011		337
	UBS Securities, Inc. Joint Repurchase
	Agreement (maturing on 02/01/2011 in the
	amount of $1, collateralized by U.S.
	Treasury Bill 0.88%, 2011, value of $1)
1	0.20%, 01/31/2011		1
			729
	Total short-term investments
	(cost $729)		$729

	Total investments
	(cost $21,043) ▲	96.7%	$22,653
	Other assets and liabilities	3.3%	766
	Total net assets	100.0%	$23,419

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 93.6% of total net assets at January 31, 2011.

Prices of foreign equities that are principally traded on certain foreign markets are adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

2

The Hartford International Value Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

▲	At January 31, 2011, the cost of securities for federal income tax purposes was $21,055 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,777
Unrealized Depreciation	(179)
Net Unrealized Appreciation	$1,598

●	Currently non-income producing.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. At January 31, 2011, the aggregate value of these securities was $99, which represents 0.42% of total net assets.

Foreign Currency Contracts Outstanding at January 31, 2011

						Unrealized
Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Appreciation/ (Depreciation)
Australian Dollar	CS First Boston	Buy	$173	$171	02/07/2011	$2
Australian Dollar	JP Morgan Securities	Buy	3	3	02/01/2011	–
Australian Dollar	UBS AG	Sell	173	168	02/07/2011	(5)
British Pound	State Street Global Markets LLC	Buy	102	102	02/03/2011	–
Canadian Dollar	Brown Brothers Harriman	Buy	13	13	02/03/2011	–
Danish Krone	State Street Global Markets LLC	Buy	7	7	02/03/2011	–
Euro	Goldman Sachs	Buy	1,009	979	04/18/2011	30
Euro	State Street Global Markets LLC	Buy	53	53	02/02/2011	–
Euro	State Street Global Markets LLC	Buy	49	49	02/03/2011	–
Norwegian Krone	UBS AG	Buy	15	15	02/03/2011	–
Swedish Krona	Morgan Stanley	Buy	25	25	02/03/2011	–
Swiss Franc	Deutsche Bank Securities	Buy	45	45	02/03/2011	–
						$27

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Diversification by Industry
as of January 31, 2011

Percentage of
Industry (Sector)	Net Assets
Automobiles & Components (Consumer Discretionary)	7.6%
Banks (Financials)	14.7
Capital Goods (Industrials)	11.1
Diversified Financials (Financials)	5.9
Energy (Energy)	13.3
Food & Staples Retailing (Consumer Staples)	1.0
Food, Beverage & Tobacco (Consumer Staples)	3.1
Insurance (Financials)	4.1
Materials (Materials)	9.1
Pharmaceuticals, Biotechnology & Life Sciences (Health Care)	5.1
Real Estate (Financials)	1.7
Semiconductors & Semiconductor Equipment (Information Technology)	1.3
Software & Services (Information Technology)	4.7
Telecommunication Services (Services)	4.9
Transportation (Industrials)	4.7
Utilities (Utilities)	1.3
Short-Term Investments	3.1
Other Assets and Liabilities	3.3
Total	100.0%

3

The Hartford International Value Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Australia	$143	$–	$143	$–
Belgium	182	–	182	–
Brazil	516	516	–	–
Canada	1,148	1,148	–	–
China	849	547	302	–
Denmark	276	87	189	–
France	1,257	–	1,257	–
Germany	1,964	224	1,740	–
Hong Kong	921	220	701	–
India	99	99	–	–
Ireland	252	–	252	–
Israel	486	486	–	–
Japan	4,470	–	4,470	–
Netherlands	463	–	463	–
Norway	558	–	558	–
Russia	364	364	–	–
Singapore	571	–	571	–
Spain	443	–	443	–
Sweden	911	–	911	–
Switzerland	1,658	–	1,658	–
Taiwan	311	311	–	–
United Kingdom	4,082	–	4,082	–
Total	21,924	4,002	17,922	–
Short-Term Investments	729	–	729	–
Total	$22,653	$4,002	$18,651	$–
Foreign Currency Contracts*	32	–	32	–
Total	$32	$–	$32	$–
Liabilities:
Foreign Currency Contracts*	5	–	5	–
Total	$5	$–	$5	$–

♦	For the three-month period ended January 31, 2011, there were no significant transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

4

The Hartford MidCap Fund
Schedule of Investments
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.2%
	Automobiles & Components - 1.7%
1,997	Harley-Davidson, Inc.	$79,161

	Banks - 3.5%
556	Bankunited, Inc. ●	15,571
6,368	Huntington Bancshares, Inc.	46,104
798	M&T Bank Corp.	68,983
1,358	MGIC Investment Corp. ●	11,394
1,477	People's United Financial, Inc.	19,069
		161,121
	Capital Goods - 11.9%
1,166	AMETEK, Inc.	47,541
294	BE Aerospace, Inc. ●	11,363
1,317	Carlisle Cos., Inc.	49,660
787	Foster Wheeler AG ●	28,969
1,430	IDEX Corp.	56,698
1,073	Jacobs Engineering Group, Inc. ●	55,128
718	Joy Global, Inc.	62,569
1,617	Lennox International, Inc.	79,459
224	MSC Industrial Direct Co., Inc.	13,318
1,452	PACCAR, Inc.	82,035
1,026	Rockwell Collins, Inc.	65,831
		552,571
	Commercial & Professional Services - 2.9%
1,063	HNI Corp.	32,239
837	Manpower, Inc.	54,045
1,554	Robert Half International, Inc.	48,737
		135,021
	Consumer Durables & Apparel - 3.6%
810	Hasbro, Inc.	35,695
209	Lululemon Athletica, Inc. ●	14,320
92	NVR, Inc. ●	70,118
1,011	Tempur-Pedic International, Inc. ●	44,098
		164,231
	Consumer Services - 1.3%
376	Cheesecake Factory, Inc. ●	11,096
337	DeVry, Inc.	17,582
229	ITT Educational Services, Inc. ●	15,090
154	Strayer Education, Inc.	18,480
		62,248
	Diversified Financials - 4.8%
225	Cetip S.A. - Balcao Organizado	2,984
439	Greenhill & Co., Inc.	30,462
312	IntercontinentalExchange, Inc. ●	37,569
2,910	SEI Investments Co.	67,376
667	Stifel Financial ●	42,771
256	T. Rowe Price Group, Inc.	16,866
676	Waddell and Reed Financial, Inc. Class A	24,429
		222,457
	Energy - 6.9%
1,473	Cobalt International Energy ●	19,956
885	Consol Energy, Inc.	43,964
1,133	Denbury Resources, Inc. ●	23,055
2,015	El Paso Corp.	31,992
1,027	ENSCO International plc	55,802
353	Noble Energy, Inc.	32,177
795	Overseas Shipholding Group, Inc.	26,436
600	Peabody Energy Corp.	38,027
311	SM Energy Co.	19,307
610	Ultra Petroleum Corp. ●	29,134
		319,850
	Food, Beverage & Tobacco - 0.6%
1,325	Smithfield Foods, Inc. ●	26,371

	Health Care Equipment & Services - 8.0%
1,680	Amerisource Bergen Corp.	60,230
826	Beckman Coulter, Inc.	59,477
619	Cardinal Health, Inc.	25,697
481	Edwards Lifesciences Corp. ●	40,526
2,283	Lincare Holdings, Inc.	61,765
1,538	Patterson Cos., Inc.	50,856
1,042	Resmed, Inc. ●	32,819
949	Universal Health Services, Inc. Class B	39,961
		371,331
	Household & Personal Products - 0.4%
232	Estee Lauder Co., Inc.	18,668

	Insurance - 3.8%
2,266	Brown & Brown, Inc.	56,109
3,327	Genworth Financial, Inc. ●	45,149
2,084	Unum Group	51,962
878	W.R. Berkley Corp.	24,794
		178,014
	Materials - 4.1%
485	CF Industries Holdings, Inc.	65,508
387	FMC Corp.	29,437
434	Sherwin-Williams Co.	36,786
468	Silgan Holdings, Inc.	17,470
2,412	Steel Dynamics, Inc.	43,893
		193,094
	Media - 2.2%
1,429	Discovery Communications, Inc. ●	55,725
1,371	DreamWorks Animation SKG, Inc. ●	38,482
192	Liberty Global, Inc. ●	7,800
		102,007
	Pharmaceuticals, Biotechnology & Life Sciences - 7.3%
2,329	Amylin Pharmaceuticals, Inc. ●	37,676
2,214	Mylan, Inc. ●	51,266
1,968	Qiagen N.V. ●	36,310
737	Regeneron Pharmaceuticals, Inc. ●	24,822
1,335	Vertex Pharmaceuticals, Inc. ●	51,926
612	Waters Corp. ●	46,712
1,567	Watson Pharmaceuticals, Inc. ●	85,422
		334,134
	Real Estate - 2.0%
526	Alexandria Real Estate Equities, Inc.	40,485
625	AMB Property Corp.	20,975
281	Public Storage	30,660
		92,120
	Retailing - 4.5%
312	Advance Automotive Parts, Inc.	19,924
1,120	Aeropostale, Inc. ●	27,002
876	Big Lots, Inc. ●	27,846
142	Netflix, Inc. ●	30,485
363	O'Reilly Automotive, Inc. ●	20,640

1

The Hartford MidCap Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.2% - (continued)
	Retailing - 4.5% - (continued)
2,518	Penske Automotive Group, Inc. ●	$42,546
329	Signet Jewelers Ltd. ●	13,985
678	Urban Outfitters, Inc. ●	22,917
		205,345
	Semiconductors & Semiconductor Equipment - 4.5%
1,111	Altera Corp.	41,748
825	Analog Devices, Inc.	32,015
699	Lam Research Corp. ●	34,869
1,334	Maxim Integrated Products, Inc.	34,444
457	NVIDIA Corp. ●	10,924
863	Skyworks Solutions, Inc. ●	27,418
867	Xilinx, Inc.	27,917
		209,335
	Software & Services - 9.9%
1,226	Check Point Software Technologies Ltd. ADR ●	54,609
731	Citrix Systems, Inc. ●	46,178
385	Factset Research Systems, Inc.	38,768
1,197	Gartner, Inc. Class A ●	42,409
2,804	Genpact Ltd. ●	42,426
776	Global Payments, Inc.	36,677
820	Micros Systems ●	37,520
479	Red Hat, Inc. ●	19,803
582	Teradata Corp. ●	25,033
1,983	VeriSign, Inc.	66,726
2,570	Western Union Co.	52,121
		462,270
	Technology Hardware & Equipment - 4.8%
1,321	ADTRAN, Inc.	54,320
650	National Instruments Corp.	27,506
864	NetApp, Inc. ●	47,265
1,596	Polycom, Inc. ●	69,985
715	Riverbed Technology, Inc. ●	25,651
		224,727
	Telecommunication Services - 1.2%
1,061	American Tower Corp. Class A ●	53,969

	Transportation - 5.4%
396	C.H. Robinson Worldwide, Inc.	30,501
844	Con-way, Inc.	28,718
1,035	Expeditors International of Washington, Inc..	52,418
957	J.B. Hunt Transport Services, Inc.	39,232
566	Kansas City Southern ●	28,288
5,840	Southwest Airlines Co.	69,200
		248,357
	Utilities - 3.9%
608	Aqua America, Inc.	14,052
1,923	Northeast Utilities	63,299
1,745	UGI Corp.	54,706
767	Wisconsin Energy Corp.	46,224
		178,281
	Total common stocks
	(cost $3,667,921)	$4,594,683

	Total long-term investments
	(cost $3,667,921)	$4,594,683

SHORT-TERM INVESTMENTS - 1.1%
	Repurchase Agreements - 1.1%
	Bank of America Merrill Lynch TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2011 in the amount of $5,889,
	collateralized by FNMA 3.50% - 4.00%,
	2026 - 2040, value of $6,006)
$5,889	0.22%, 01/31/2011		$5,889
	Barclays Capital TriParty Joint Repurchase
	Agreement (maturing on 02/01/2011 in the
	amount of $21,146, collateralized by
	FHLMC 0.18% - 4.00%, 2012 - 2025,
	FNMA 3.50% - 6.00%, 2025 - 2039, value
	of $21,569)
21,146	0.22%, 01/31/2011		21,146
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2011 in the amount of $23,224,
	collateralized by GNMA 4.00% - 7.00%,
	2034 - 2041, value of $23,688)
23,223	0.22%, 01/31/2011		23,223
	UBS Securities, Inc. Joint Repurchase
	Agreement (maturing on 02/01/2011 in the
	amount of $47, collateralized by U.S.
	Treasury Bill 0.88%, 2011, value of $48)
47	0.20%, 01/31/2011		47
			50,305
	Total short-term investments
	(cost $50,305)		$50,305

	Total investments
	(cost $3,718,226) ▲	100.3%	$4,644,988
	Other assets and liabilities	(0.3)%	(14,628)
	Total net assets	100.0%	$4,630,360

2

The Hartford MidCap Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 3.6% of total net assets at January 31, 2011.

Prices of foreign equities that are principally traded on certain foreign markets are adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2011, the cost of securities for federal income tax purposes was $3,733,790 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$987,510
Unrealized Depreciation	(76,312)
Net Unrealized Appreciation	$911,198

●	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
January 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$4,594,683	$4,594,683	$–	$–
Short-Term Investments	50,305	–	50,305	–
Total	$4,644,988	$4,594,683	$50,305	$–

♦	For the three-month period ended January 31, 2011, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

3

The Hartford MidCap Value Fund
Schedule of Investments
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.8%
	Banks - 4.9%
75	Bankunited, Inc. ●	$2,103
161	Beneficial Mutual Bancorp, Inc. ●	1,421
125	Comerica, Inc.	4,791
113	First Midwest Bancorp, Inc.	1,321
334	Huntington Bancshares, Inc.	2,421
1,420	Popular, Inc. ●	4,557
104	Umpqua Holdings Corp.	1,145
		17,759
	Capital Goods - 15.0%
81	AGCO Corp. ●	4,101
92	AMETEK, Inc.	3,733
34	Babcock & Wilcox Co. ●	1,006
247	Barnes Group, Inc.	4,898
76	Dover Corp.	4,846
50	Esterline Technologies Corp. ●	3,552
84	Hubbell, Inc. Class B	5,126
159	Pentair, Inc.	5,740
82	Teledyne Technologies, Inc. ●	3,870
104	Terex Corp. ●	3,386
192	Textron, Inc.	5,045
121	Thomas & Betts Corp. ●	6,208
50	URS Corp. ●	2,209
		53,720
	Consumer Durables & Apparel - 3.6%
170	Mattel, Inc.	4,030
164	MDC Holdings, Inc.	5,075
187	Toll Brothers, Inc. ●	3,777
		12,882
	Consumer Services - 0.9%
45	DeVry, Inc.	2,355
285	Thomas Cook Group plc	869
		3,224
	Diversified Financials - 7.4%
43	Affiliated Managers Group, Inc. ●	4,358
26	Ameriprise Financial, Inc.	1,584
200	Invesco Ltd.	4,941
383	PHH Corp. ●	9,159
122	Solar Capital Ltd.	2,901
182	Solar Cayman Ltd. ⌂●†	72
194	TD Ameritrade Holding Corp.	3,956
		26,971
	Energy - 7.8%
89	Cabot Oil & Gas Corp.	3,713
85	Cie Gen Geophysique SP ADR ●	2,579
140	Cobalt International Energy ●	1,900
63	Consol Energy, Inc.	3,136
59	ENSCO International plc	3,211
46	Frontline Ltd.	1,194
71	Newfield Exploration Co. ●	5,217
62	Overseas Shipholding Group, Inc.	2,047
144	Quicksilver Resources, Inc. ●	2,163
117	SBM Offshore N.V.	2,780
		27,940
	Food, Beverage & Tobacco - 2.8%
20	Bunge Ltd. Finance Corp.	1,327
1,346	China Agri-Industries Holdings	1,451
55	Cosan Ltd.	715
159	Maple Leaf Foods, Inc.	1,816
73	Molson Coors Brewing Co.	3,412
651	PureCircle Ltd. ●	1,669
		10,390
	Health Care Equipment & Services - 4.2%
163	Amerisource Bergen Corp.	5,849
62	Brookdale Senior Living, Inc. ●	1,352
190	CIGNA Corp.	7,980
		15,181
	Insurance - 8.9%
56	Everest Re Group Ltd.	4,694
218	Fidelity National Financial, Inc.	2,928
103	Platinum Underwriters Holdings Ltd.	4,544
143	Principal Financial Group, Inc.	4,689
133	Reinsurance Group of America, Inc.	7,681
24	StanCorp Financial Group, Inc.	1,084
262	Unum Group	6,542
		32,162
	Materials - 10.0%
46	CF Industries Holdings, Inc.	6,226
63	FMC Corp.	4,807
61	Greif, Inc.	3,834
722	Incitec Pivot Ltd.	3,108
182	Louisiana-Pacific Corp. ●	1,825
184	Methanex Corp. ADR	5,005
154	Owens-Illinois, Inc. ●	4,553
546	Rexam plc	2,985
53	Sino Forest Corp. ■●	1,153
109	Sino Forest Corp. Class A ●	2,375
		35,871
	Media - 2.5%
71	CBS Corp. Class B	1,412
305	Virgin Media, Inc.	7,669
		9,081
	Pharmaceuticals, Biotechnology & Life Sciences - 2.6%
55	Almirall S.A.	634
122	Endo Pharmaceuticals Holdings, Inc. ●	4,040
204	Impax Laboratories, Inc. ●	4,741
		9,415
	Real Estate - 5.2%
29	American Assets Trust, Inc. ●	615
622	BR Properties S.A.	6,260
261	Duke Realty, Inc.	3,579
3	Forest City Enterprises, Inc. Class A ●	52
74	Iguatemi Emp de Shopping	1,607
115	Multiplan Empreendimentos Imobiliarios S.A.	2,213
105	Plum Creek Timber Co., Inc.	4,388
		18,714
	Retailing - 3.5%
73	American Eagle Outfitters, Inc.	1,050
91	AnnTaylor Stores Corp. ●	2,017
2,375	Buck Holdings L.P. ⌂●†	4,853
11	Dollar General Corp. ●	317
69	Ross Stores, Inc.	4,479
		12,716
	Semiconductors & Semiconductor Equipment - 3.2%
72	Avago Technologies Ltd.	2,056

1

The Hartford MidCap Value Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 97.8% - (continued)
	Semiconductors & Semiconductor Equipment - 3.2% - (continued)
49	Linear Technology Corp.		$1,701
177	Varian Semiconductor Equipment Associates,
	Inc. ●		7,882
			11,639
	Software & Services - 1.9%
62	BMC Software, Inc. ●		2,957
84	Check Point Software Technologies Ltd ADR ●		3,729
			6,686
	Technology Hardware & Equipment - 4.3%
267	Arrow Electronics, Inc. ●		10,077
260	Flextronics International Ltd. ●		2,078
3,242	Kingboard Laminates Holdings		3,227
			15,382
	Transportation - 2.4%
551	Delta Air Lines, Inc. ●		6,435
161	Swift Transportation Co. ●		2,299
			8,734
	Utilities - 6.7%
475	N.V. Energy, Inc.		6,819
188	Northeast Utilities		6,189
103	UGI Corp.		3,217
133	Westar Energy, Inc.		3,381
75	Wisconsin Energy Corp.		4,546
			24,152
	Total common stocks
	(cost $281,397)		$352,619

	Total long-term investments
	(cost $281,397)		$352,619

SHORT-TERM INVESTMENTS - 2.6%
	Repurchase Agreements - 2.6%
	Bank of America Merrill Lynch TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2011 in the amount of $1,096,
	collateralized by FNMA 3.50% - 4.00%,
	2026 - 2040, value of $1,118)
$1,096	0.22%, 01/31/2011		$1,096
	Barclays Capital TriParty Joint Repurchase
	Agreement (maturing on 02/01/2011 in the
	amount of $3,935, collateralized by
	FHLMC 0.18% - 4.00%, 2012 - 2025,
	FNMA 3.50% - 6.00%, 2025 - 2039, value
	of $4,014)
3,935	0.22%, 01/31/2011		3,935
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2011 in the amount of $4,322,
	collateralized by GNMA 4.00% - 7.00%,
	2034 - 2041, value of $4,408)
4,321	0.22%, 01/31/2011		4,321
	UBS Securities, Inc. Joint Repurchase
	Agreement (maturing on 02/01/2011 in the
	amount of $9, collateralized by U.S.
	Treasury Bill 0.88%, 2011, value of $9)
9	0.20%, 01/31/2011		9
			9,361
	Total short-term investments
	(cost $9,361)		$9,361

	Total investments
	(cost $290,758) ▲	100.4%	$361,980
	Other assets and liabilities	(0.4)%	(1,369)
	Total net assets	100.0%	$360,611

2

The Hartford MidCap Value Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 13.7% of total net assets at January 31, 2011.

Prices of foreign equities that are principally traded on certain foreign markets are adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2011, the cost of securities for federal income tax purposes was $297,429 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$74,569
Unrealized Depreciation	(10,018)
Net Unrealized Appreciation	$64,551

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund's Board of Directors at January 31, 2011, was $4,925, which represents 1.37% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. At January 31, 2011, the aggregate value of these securities was $1,153, which represents 0.32% of total net assets.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
06/2007	2,375	Buck Holdings L.P.	$1,824
03/2007	182	Solar Cayman Ltd. - 144A	135

The aggregate value of these securities at January 31, 2011, was $4,925, which represents 1.37% of total net assets.

Foreign Currency Contracts Outstanding at January 31, 2011

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Euro	State Street Global Markets LLC	Buy	$26	$26	02/03/2011	$–
Euro	UBS AG	Buy	26	26	02/01/2011	–
						$–

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

The Hartford MidCap Value Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$352,619	$330,971	$16,723	$4,925
Short-Term Investments	9,361	–	9,361	–
Total	$361,980	$330,971	$26,084	$4,925
Liabilities:
Foreign Currency Contracts *	–	–	–	–
Total	$–	$–	$–	$–

♦	For the three-month period ended January 31, 2011, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance		Change in							Balance
	as of	Realized	Unrealized					Transfers	Transfers	as of
	October	Gain	Appreciation		Net			Into	Out of	January
	31, 2010	(Loss)	(Depreciation)		Amortization	Purchases	Sales	Level 3	Level 3	31, 2011
Assets:
Common Stocks	$5,548	$449	$(412	)*	$—	$—	$(660)	$—	$—	$4,925
Total	$5,548	$449	$(412)		$—	$—	$(660)	$—	$—	$4,925
*	Change in unrealized appreciation or depreciation in the current period relating to assets still held at January 31, 2011 was $(412).

4

The Hartford Money Market Fund
Schedule of Investments
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CERTIFICATES OF DEPOSIT- 11.0%
	Commercial Banking - 4.6%
	Barclays Bank plc
$4,375	0.59%, 06/13/2011 Δ	$4,375
	BNP Paribas Finance
5,250	0.29%, 02/22/2011	5,250
5,000	0.42%, 03/21/2011	5,000
	Nordea North America
3,500	0.28%, 03/17/2011	3,500
	Rabobank USA
3,500	0.31%, 05/09/2011	3,500
	Svenska Handelsbanken, Inc.
3,000	0.27%, 03/09/2011	3,000
3,500	0.29%, 02/25/2011	3,500
		28,125
	Depository Credit - Banking - 2.7%
	Toronto-Dominion Bank New York
3,000	0.34%, 01/12/2012 Δ	3,000
	Toronto-Dominion Holdings
5,250	0.24%, 02/18/2011	5,250
8,250	0.26%, 02/04/2011 Δ	8,250
		16,500
	Monetary Authorities - Central Bank - 0.5%
	Deutsche Bank
3,000	0.36%, 07/25/2011 Δ	3,000

	Securities and Commodity Contracts and Brokerage - 3.2%
	Credit Suisse First Boston New York
4,750	0.36%, 07/22/2011 Δ	4,751
5,000	0.47%, 04/21/2011 Δ	5,001
	UBS AG Stamford CT
5,000	0.30%, 03/14/2011	5,000
5,000	0.31%, 04/14/2011	5,000
		19,752
	Total certificates of deposit
	(cost $67,377)	$67,377

COMMERCIAL PAPER - 45.2%
	Beverage Manufacturing - 1.5%
	Coca Cola Co.
$4,750	0.23%, 02/23/2011	$4,749
4,750	0.23%, 03/24/2011 ■	4,749

	Commercial Banking - 13.9%
	Bank of Nova Scotia
3,500	0.23%, 02/22/2011	3,499
4,500	0.26%, 03/03/2011	4,499
	Barclays Bank plc (New York Branch)
3,500	0.27%, 02/24/2011	3,499
2,000	0.29%, 03/01/2011	2,000
	Commonwealth Bank of Australia
2,250	0.25%, 02/01/2011 ○	2,250
6,750	0.27%, 03/08/2011	6,748
	Nordea North America
6,500	0.29%, 03/15/2011 - 04/13/2011	6,497
	Old Line Funding LLC
4,500	0.26%, 03/03/2011 ■	4,499
9,750	0.27%, 03/07/2011 - 04/20/2011 ■	9,746
	Rabobank USA
3,500	0.24%, 02/08/2011	3,500
3,500	0.28%, 03/11/2011	3,499
	Standard Chartered Bank
3,500	0.20%, 02/03/2011	3,500
2,750	0.31%, 04/13/2011	2,748
3,500	0.39%, 03/01/2011	3,499
	State Street Corp.
2,500	0.21%, 02/04/2011	2,500
3,000	0.25%, 03/03/2011	2,999
3,000	0.30%, 04/04/2011	2,998
5,000	0.35%, 03/21/2011	4,998
	Svenska Handelsbanken, Inc.
3,500	0.30%, 04/15/2011	3,498
	U.S. Bank
5,750	0.19%, 02/10/2011	5,750
4,500	0.20%, 02/17/2011	4,500
		87,226
	Consumer Lending - 2.7%
	Straight-A Funding LLC
4,000	0.22%, 02/08/2011 ■	4,000
12,500	0.25%, 03/02/2011 - 04/07/2011 ■	12,496
		16,496
	International Trade Financing (Foreign Banks) - 5.2%
	Australia & New Zealand Banking Group Ltd.
6,750	0.24%, 02/18/2011 ■	6,749
3,500	0.26%, 03/22/2011 ■	3,499
	Kreditanstalt fuer Wiederaufbau
5,000	0.22%, 02/15/2011 ■	4,999
3,000	0.23%, 02/01/2011 ■ ○	3,000
	Societe De Prise Participation
3,500	0.22%, 02/07/2011	3,500
	Victory Receivables Corp.
3,250	0.24%, 02/11/2011 ■	3,250
7,500	0.27%, 03/04/2011 ■	7,498
		32,495
	Monetary Authorities - Central Bank - 0.5%
	Deutsche Bank AG
3,500	0.28%, 03/07/2011	3,499

	Motion Picture and Video Industry - 1.6%
	Walt Disney Co.
10,000	0.16%, 02/14/2011 ■	9,999

	Natural Gas Distribution - 1.6%
	Conocophillips
10,250	0.23%, 02/14/2011 - 03/14/2011 ■	10,249

	Nondepository Credit Banking - 2.8%
	General Electric Capital Corp.
3,500	0.23%, 02/10/2011	3,500
3,750	0.25%, 02/16/2011	3,750

1

The Hartford Money Market Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMERCIAL PAPER - 45.2% - (continued)
	Nondepository Credit Banking - 2.8% - (continued)
	Toyota Motor Credit Corp.
$4,750	0.28%, 05/13/2011	$4,746
5,750	0.29%, 03/14/2011	5,748
		17,744
	Other Financial Investment Activities - 5.0%
	Alpine Securitization Corp.
4,250	0.23%, 02/16/2011	4,250
4,000	0.24%, 02/24/2011	3,999
	Falcon Asset Securitization Co.
3,500	0.23%, 02/09/2011 ■	3,500
6,750	0.27%, 02/14/2011 - 04/07/2011 ■	6,748
	Sheffield Receivables Corp.
3,000	0.25%, 02/17/2011 ■	3,000
10,000	0.27%, 03/08/2011 - 04/20/2011	9,995
		31,492
	Pharmaceutical & Medicine Manufacturing - 2.1%
	Merck & Co., Inc.
2,250	0.09%, 02/02/2011	2,250
10,500	0.19%, 03/02/2011 - 03/16/2011	10,498
		12,748
	Securities and Commodity Contracts and Brokerage - 2.1%
	JP Morgan Chase Funding, Inc.
9,750	0.18%, 02/15/2011	9,749
3,250	0.24%, 04/06/2011	3,249
		12,998
	Soap, Cleaning Compound, Toiletries Manufacturing - 2.1%
	Procter & Gamble Co.
3,250	0.20%, 02/22/2011 ■	3,250
4,500	0.22%, 02/28/2011 ■	4,499
5,500	0.23%, 02/11/2011	5,500
		13,249
	Sovereign Foreign Governments - 4.1%
	Ontario (Province of)
6,750	0.18%, 02/09/2011	6,750
6,750	0.22%, 03/08/2011	6,748
	Quebec (Province of)
8,250	0.16%, 02/10/2011 ■	8,250
4,000	0.22%, 04/15/2011 ■	3,998
		25,746
	Total commercial paper
	(cost $283,439)	$283,439

CORPORATE NOTES - 14.6%
	Commercial Banking - 0.6%
	Rabobank Netherlands
$3,750	0.49%, 08/05/2011 ■	$3,754

	Computer and Peripheral Equipment Manufacturing - 2.0%
	Hewlett-Packard Co.
2,000	0.28%, 05/27/2011	2,012
	IBM Corp.
10,250	0.88%, 07/28/2011 Δ	10,281
		12,293
	Depository Credit - Banking - 1.0%
	Wells Fargo & Co.
6,250	0.43%, 06/02/2011	6,325

	Insurance Carriers - 1.6%
	Metropolitan Life Global Funding I
9,750	0.70%, 07/13/2011 ■ Δ	9,767

	International Trade Financing (Foreign Banks) - 2.1%
	International Bank for Reconstruction & Development
4,750	0.20%, 04/01/2011	4,748
4,250	0.24%, 04/28/2011	4,248
3,750	0.48%, 03/04/2011 Δ	3,751
		12,747
	Nondepository Credit Banking - 2.1%
	General Electric Capital Corp.
9,500	0.22%, 03/11/2011	9,516
3,500	0.39%, 04/28/2011 Δ	3,501
		13,017
	Other Financial Investment Activities - 0.8%
	International Finance Corp.
4,750	0.18%, 02/08/2011	4,750

	Other General Merchandise Stores - 0.8%
	Wal-Mart Stores, Inc.
5,000	0.49%, 02/15/2011	5,007

	Pharmaceutical & Medicine Manufacturing - 0.3%
	Abbott Laboratories
2,000	0.28%, 05/15/2011	2,031

	Securities and Commodity Contracts and Brokerage - 2.8%
	Goldman Sachs Group, Inc.
12,500	0.38%, 03/15/2011 Δ	12,503
5,000	0.51%, 08/05/2011 Δ	5,005
		17,508
	Sovereign Foreign Governments - 0.5%
	Ontario (Province of)
3,150	0.43%, 02/22/2011	3,154

	Total corporate notes
	(cost $90,353)	$90,353

2

The Hartford Money Market Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
OTHER POOLS AND FUNDS - 0.0%
–	JP Morgan U.S. Government Money Market Fund		$–

	Total other pools and funds
	(cost $–)		$–

REPURCHASE AGREEMENTS - 14.8%
	BNP Paribas Securities Corp. TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2011 in the amount of $24,182,
	collateralized by U.S. Treasury Bond
	6.13% - 8.13%, 2021 - 2029, value of
	$ 24,665 )
$24,182	0.20% dated 01/31/2011		$24,182
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2011 in the amount of $24,063,
	collateralized by U.S. Treasury Note 0.50%
	- 0.63%, 2012 - 2013, value of $24,544)
24,063	0.21% dated 01/31/2011		24,063
	RBS Greenwich Capital Markets TriParty
	Joint Repurchase Agreement (maturing on
	02/01/2011 in the amount of $20,547,
	collateralized by U.S. Treasury Bill 1.00%,
	2011, U.S. Treasury Not e 4.00% - 4.25%,
	2012 - 2014, value of $20,957)
20,546	0.21% dated 01/31/2011		20,546
	UBS Securities, Inc. Joint Repurchase
	Agreement (maturing on 02/01/2011 in the
	amount of $22,541, collateralized by U.S.
	Treasury Note 1.00%, 2012, value of
	$ 23,013 )
22,541	0.21% dated 01/31/2011		22,541
	UBS Securities, Inc. TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2011 in the amount of $790,
	collateralized by U.S. Treasury Bill 0.15%,
	2011, value of $806)
790	0.21% dated 01/31/2011		790

	Total repurchase agreements
	(cost $92,122)		$92,122

U.S. GOVERNMENT AGENCIES - 3.3%
	Federal Home Loan Mortgage Corp. - 1.9%
$2,500	0.16%, 03/21/2011		$2,500
9,000	0.17%, 03/14/2011 - 03/28/2011		8,998
			11,498
	Federal National Mortgage Association - 1.4%
6,250	0.16%, 03/10/2011		6,249
2,750	0.17%, 03/15/2011		2,749
			8,998
	Total U.S. government agencies
	(cost $20,496)		$20,496

U.S. GOVERNMENT SECURITIES - 11.2%
	Other Direct Federal Obligations - 3.0%
	Federal Home Loan Bank
$18,750	0.17%, 03/18/2011 - 03/25/2011		$18,746

	U.S. Treasury Bills - 8.2%
19,000	0.09%, 02/03/2011 ○		19,000
19,000	0.14%, 02/24/2011		18,998
12,750	0.15%, 03/10/2011 ○		12,748
			50,746
	Total U.S. government securities
	(cost $69,492)		$69,492

	Total investments
	(cost $623,279) ▲	100.1%	$623,279
	Other assets and liabilities	(0.1)%	(560)
	Total net assets	100.0%	$622,719

3

The Hartford Money Market Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. The rates presented in this Schedule of Investments are yields, unless otherwise noted. Market value of investments in U.S. dollar denominated securities of foreign issuers represents 15.3% of total net assets at January 31, 2011.

▲	Also represents cost for tax purposes.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2011.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. At January 31, 2011, the aggregate value of these securities was $131,499, which represents 21.12% of total net assets.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
January 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Certificates of Deposit	$67,377	$–	$67,377	$–
Commercial Paper	283,439	–	283,439	–
Corporate Notes	90,353	–	90,353	–
Other Pools and Funds	–	–	–	–
Repurchase Agreements	92,122	–	92,122	–
U.S. Government Agencies	20,496	–	20,496	–
U.S. Government Securities	69,492	–	69,492	–
Total	$623,279	$–	$623,279	$–

♦	For the three-month period ended January 31, 2011, there were no significant transfers between Level 1 and Level 2.

4

The Hartford Municipal Opportunities Fund (formerly The Hartford High Yield Municipal Bond Fund)
Schedule of Investments
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 97.3%
	Alaska - 0.1%
	Alaska Municipal Bond Bank Auth GO
$375	5.75%, 09/01/2033	$381

	Arizona - 1.7%
	Estrella Mountain, AZ, Ranch Community GO
265	6.20%, 07/15/2032	238
	Mohave County, AZ, IDA Correctional Fac
	Contract
3,000	8.00%, 05/01/2025	3,283
	Pima County, AZ, IDA Education Rev
1,500	8.50%, 07/01/2039	1,520
	Show Low Bluff, AZ, Community Fac Dist
	Special Assessment
200	5.60%, 07/01/2031 ⌂	142
	Tartesso West Community Facilities Dist GO
1,000	5.90%, 07/15/2032 ⌂	779
		5,962
	California - 8.0%
	California State GO
4,985	6.50%, 04/01/2033	5,275
	California State Public Works Board,
	Correctional Facilities Improvement
1,000	6.00%, 03/01/2035	976
	California State Public Works Board, State
	University Trustees
2,000	6.25%, 04/01/2034	2,036
	California Statewide Community DA Rev
1,700	7.50%, 06/01/2042	1,686
	California Statewide Community DA,
	California Baptist University
2,800	5.50%, 11/01/2038	2,271
	California Statewide Community DA, Thomas
	Jefferson School of Law
4,100	7.25%, 10/01/2032	4,051
	Morongo Band of Mission Indians Enterprise
	Rev
1,595	6.50%, 03/01/2028 ■	1,476
	MSR Energy Auth
2,000	6.50%, 11/01/2039	2,000
	Rialto, CA, Redev Agency
2,000	5.88%, 09/01/2033	1,759
	San Diego, CA, Redev Agency Tax Allocation
3,000	7.00%, 11/01/2039	3,105
	San Francisco City & County, CA, Redev
	Agency, Community Fac Dist No. 6
530	6.13%, 08/01/2031	485
	San Francisco City & County, CA, Redev
	Agency, No. 6 Mission Bay South Pub
590	6.25%, 08/01/2033	559
	San Jose, CA, Redev Agency
500	6.50%, 08/01/2023	495
	Santa Cruz County, CA, Redev Agency
1,335	6.63%, 09/01/2029	1,365
		27,539
	Colorado - 2.4%
	Baptist Road Rural Transportation Auth, Sales
	& Use Tax Rev
800	5.00%, 12/01/2026	517
	Colorado Educational & Cultural FA Rev,
	Charter School-Windsor Academy Proj
500	5.70%, 05/01/2037 ⌂	384
	Colorado Health FA Rev
2,500	5.50%, 05/15/2028	2,308
	Denver, CO, City & County Special Fac
	Airport AMT
4,000	5.25%, 10/01/2032	3,259
	Regional Transportation Dist
1,500	6.00%, 01/15/2034	1,373
		7,841
	Connecticut - 1.4%
	Connecticut State Special Obligation Package
1,290	6.60%, 07/01/2024	1,175
	Hamden, CT, Facilities Rev, Whitney Center
	Proj Ser A
1,250	7.63%, 01/01/2030	1,279
2,250	7.75%, 01/01/2043	2,286
		4,740
	District of Columbia - 1.9%
	District of Columbia Tobacco Settlement
	Financing Corp
6,675	6.50%, 05/15/2033	6,597

	Florida - 4.8%
	Beeline Community Development Dist
1,205	7.00%, 05/01/2037	1,158
	Colonial Country Club Community
	Development Dist, Capital Improvement
	Rev
2,055	6.40%, 05/01/2033	2,037
	Florida Village Community Development
885	6.50%, 05/01/2033	899
	Florida Village Community Development Dist No 8
2,720	6.38%, 05/01/2038	2,587
	Greater Orlando Aviation Auth
2,000	6.50%, 11/15/2036	1,790
	Highlands County, FL, Adventist Health
	(Prerefunded with US Gov't Securities)
125	5.25%, 11/15/2036	145
	Hillsborough County, FL, IDA (Prerefunded
	with US Gov't Securities)
1,150	8.00%, 08/15/2032	1,559
	Jacksonville, FL, Econ Development
	Community Health Care Fac
2,000	6.25%, 09/01/2027	1,816
	Lakeland, FL, Retirement Community Rev
1,750	6.38%, 01/01/2043	1,485
	Magnolia Creek, FL, Community
	Development Dist Capital Improvement
500	0.00%, 05/01/2039 ⌂●	235
	Palm Beach County, FL, Health FA Rev
	Waterford Proj
2,400	5.88%, 11/15/2037	2,109
	River Bend Community Development Dist,
	Capital Improvement Rev
1,800	0.00%, 11/01/2015 ⌂●	756
		16,576

1

The Hartford Municipal Opportunities Fund (formerly The Hartford High Yield Municipal Bond Fund)
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 97.3% - (continued)
	Georgia - 2.1%
	Atlanta Water & Wastewater Rev
$2,000	6.00%, 11/01/2022	$2,189
	Clayton County, GA, DA
2,000	9.00%, 06/01/2035	2,144
	Dekalb, Newton & Gwinett County, GA, Joint
	Development Proj
1,500	6.00%, 07/01/2034	1,581
	Marietta, GA, DA Life University Inc Proj
1,500	7.00%, 06/15/2030	1,391
		7,305
	Hawaii - 0.6%
	Hawaii State Dept of Budget & Fin
1,750	9.00%, 11/15/2044	1,938

	Idaho - 0.3%
	Idaho Arts Charter School
1,000	6.25%, 12/01/2028	907

	Illinois - 5.6%
	Aurora, IL, Tax Increment Rev
970	6.75%, 12/30/2027	917
	Belleville, IL, Tax Increment
1,000	5.70%, 05/01/2036	770
	Chicago (City of), IL, GO
2,835	11.97%, 07/01/2018 λ	2,600
	Chicago, IL, O'Hare Int'l Airport Rev
2,210	6.00%, 01/01/2017	2,342
	Hampshire, IL, Special Service Area #13,
	Tuscany Woods Proj
200	5.75%, 03/01/2037 ⌂	104
	Illinois FA Rev, Admiral at the Lake
3,000	6.00%, 05/15/2017	2,964
	Illinois FA Rev, Art Institute of Chicago Ser A
1,400	6.00%, 03/01/2038	1,435
	Illinois FA Rev, Central Baptist Village
200	5.38%, 11/15/2039	146
	Illinois FA Rev, Silver Cross Hospital &
	Medicine
6,000	5.50%, 08/15/2030	5,263
	Illinois FA, Edward Hospital Rev
190	6.25%, 02/01/2033	191
	Illinois Railsplitter Tobacco Settlement Auth
3,000	6.00%, 06/01/2028	2,875
		19,607
	Indiana - 0.3%
	Indiana Municipal Power Agency
1,000	5.75%, 01/01/2034	1,007

	Louisiana - 3.8%
	Louisiana Local Government Environmental
	Facilities & Community Development
6,000	6.75%, 11/01/2032	6,074
	Louisiana Public Facilities Auth, Franciscan
	Missionaries
3,500	6.75%, 07/01/2039	3,620
	Louisiana Public Facilities Auth, Susla Fac,
	Inc
500	5.75%, 07/01/2039 ⌂	326
	New Orleans, LA, Aviation Board Revenues
2,500	6.00%, 01/01/2023	2,696
		12,716
	Massachusetts - 2.1%
	Massachusetts Development Fin Agency Rev
1,200	8.00%, 04/15/2031	1,289
	Massachusetts State Health & Education FA
	Rev, Northeastern University Ser Y-2
3,000	5.50%, 10/01/2024	3,175
	Massachusetts State Health & Education FA
	Rev, Simmons College Ser I
2,355	8.00%, 10/01/2039	2,582
		7,046
	Michigan - 5.9%
	Detroit, MI, GO
2,500	5.00%, 04/01/2016	2,316
	Flint, MI, International Academy
3,985	5.75%, 10/01/2037	3,232
	Kent, MI, Hospital FA
5,175	6.00%, 07/01/2035	4,595
	Michigan Public Educational FA Rev, Limited
	Obligation Bradford
5,000	6.50%, 09/01/2037 ■	4,568
	Michigan Public Educational FA Rev, Limited
	Obligation Chandler Park Academy
2,025	6.35%, 11/01/2028	1,922
	Michigan Public Educational FA Rev, Limited
	Obligation Landmark Academy
1,395	7.00%, 12/01/2039	1,356
	Royal Oak, MI, Hospital Financial Auth
2,000	8.25%, 09/01/2039	2,251
		20,240
	Minnesota - 0.4%
	Baytown Township, MN
750	7.00%, 08/01/2038	700
	Falcon Heights, MN, Lease Rev
925	6.00%, 11/01/2037	729
		1,429
	Missouri - 2.6%
	Branson Hills, MO, Infrastructure Fac
100	5.50%, 04/01/2027	76
	Kansas City, MO, Tax Increment Rev Maincor
	Proj Ser A
500	5.25%, 03/01/2018	465
	Kirkwood, MO, Industrial DA
3,500	8.25%, 05/15/2045	3,526
	St Louis, MO, Airport Rev
5,000	6.63%, 07/01/2034	5,017
		9,084
	Nebraska - 0.9%
	Madison County, NE, Hospital Auth
2,000	6.00%, 07/01/2033	1,910
	Omaha Public Power Dist
1,000	5.50%, 02/01/2033	1,049
		2,959
	Nevada - 0.2%
	Las Vegas, NV, Special Improvement Dist
	#808 & 810, Summerlin Village
500	6.13%, 06/01/2031	399

2

The Hartford Municipal Opportunities Fund (formerly The Hartford High Yield Municipal Bond Fund)
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 97.3% - (continued)
	Nevada - 0.2% - (continued)
	Mesquite Special Improvement Dist #07-01
$480	6.00%, 08/01/2027	$367
		766
	New Hampshire - 0.6%
	New Hampshire Business Financing Auth Rev
2,000	6.88%, 10/01/2039	1,898

	New Jersey - 4.5%
	New Jersey Econ DA
4,800	6.25%, 09/15/2019	4,563
	New Jersey Health Care Facilities FA Rev,
	Children's Specialized Hospital
800	5.50%, 07/01/2030	729
	New Jersey Health Care Facilities FA Rev, St.
	Joseph's Healthcare System
4,000	6.63%, 07/01/2038	3,889
	New Jersey Health Care Facilities FA,
	Hospital Asset Transformation
2,855	5.75%, 10/01/2031	2,953
	New Jersey State Educational FA Rev,
	University of Medicine & Dentistry
2,000	7.50%, 12/01/2032	2,219
	New Jersey Tobacco Settlement Financing
	Corp
2,000	5.00%, 06/01/2041	1,201
		15,554
	New Mexico - 1.6%
	Los Alamos County, NM
3,000	5.88%, 06/01/2027	3,282
	Montecito Estates Public Improvement Rev
985	7.00%, 10/01/2037 ⌂	845
	Otero County, NM, Jail Proj Rev
1,370	6.00%, 04/01/2028	1,043
		5,170
	New York - 9.6%
	Erie County, NY, IDA Global Concepts
	Charter School Proj
2,040	6.25%, 10/01/2037	1,664
	Nassau County, NY, IDA Continuing Care
	Retirement
3,000	6.70%, 01/01/2043	2,677
	Nassau County, NY, IDA Continuing Care
	Retirement, Amsterdam at Harborside
1,000	6.50%, 01/01/2027	966
	New York City Industrial Development
	Agency
3,000	7.75%, 08/01/2031	3,124
	New York State Dormitory Auth Non State
	Supported Debt, Orange Regional Med
	Center
3,125	6.13%, 12/01/2029	3,002
	New York State Dormitory Auth Rev Non St
	Supported Debt
2,000	6.00%, 07/01/2033	2,059
	New York, NY, GO
4,000	6.25%, 10/15/2028	4,343
	New York, NY, IDA American Airlines JFK
	International Airport AMT
6,860	7.63%, 08/01/2025	7,106
4,865	8.00%, 08/01/2012	4,985
	Ulster County, NY, IDA
3,250	6.00%, 09/15/2037 - 09/15/2042	2,390
		32,316
	North Carolina - 0.7%
	North Carolina Medical Care Commission
	Retirement FA Rev, First Mortgage
	Galloway Ridge
1,555	5.88%, 01/01/2031	1,402
1,000	6.00%, 01/01/2039	889

	Ohio - 0.4%
	Buckeye Tobacco Settlement FA
2,000	6.50%, 06/01/2047	1,438

	Oklahoma - 0.6%
	Norman, OK, Regional Hospital Auth Hospital
	Rev
2,795	5.13%, 09/01/2037	2,128

	Other U.S. Territories - 1.7%
	Guam Government, Dept of Admin Ser A
3,000	6.75%, 11/15/2029	3,143
	Guam Government, Dept of Education Ser A
2,000	6.63%, 12/01/2030	1,879
	Guam Government, Limited Obligation Rev
	Section 30 Ser A
935	5.75%, 12/01/2034	900
		5,922
	Pennsylvania - 4.0%
	Allegheny County Industrial Development
	Auth
1,250	6.75%, 08/15/2035	1,143
	Chester County, PA, IDA
1,020	6.38%, 12/15/2037	874
	Delaware County Industrial DA
2,000	6.13%, 08/15/2040	1,824
	Erie, PA, Higher Educational Building Auth
1,000	5.50%, 03/15/2038	900
	Pennsylvania Econ Development FA Rev,
	Allegheny Energy Supply
3,000	7.00%, 07/15/2039	3,140
	Pennsylvania Econ Development FA, U.S.
	Airways Group
1,500	8.00%, 05/01/2029	1,505
	Pennsylvania Turnpike Commission, Sub-Ser
	C
1,335	6.00%, 06/01/2028	1,428
	Philadelphia, PA, GO
1,000	7.00%, 07/15/2028	1,104
	Philadelphia, PA, Municipal Auth GO
750	6.38%, 04/01/2029	766
1,000	6.50%, 04/01/2034	1,013
		13,697
	Rhode Island - 2.9%
	Rhode Island Health & Educational Building
	Corp
2,000	7.00%, 05/15/2039	2,133
	Rhode Island Tobacco Settlement Financing
	Corp
8,000	6.25%, 06/01/2042	7,014

3

The Hartford Municipal Opportunities Fund (formerly The Hartford High Yield Municipal Bond Fund)
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 97.3% - (continued)
	Rhode Island - 2.9% - (continued)
	Rhode Island Tobacco Settlement Funding
	Corp
$630	6.00%, 06/01/2023	$641
		9,788
	South Carolina - 0.4%
	Lancaster County, SC, Sun City Assessment
1,987	7.70%, 11/01/2017 ⌂	1,193

	South Dakota - 2.0%
	South Dakota Educational Enhancement
	Funding Corp
6,030	6.50%, 06/01/2032	5,894
	South Dakota Housing DA
905	6.13%, 05/01/2033	931
		6,825
	Texas - 13.3%
	Burnet County, TX, Public Fac Proj Rev
3,930	7.75%, 08/01/2029	3,781
	Clifton Higher Education Fin Corp, Tejano
	Center Community
2,000	8.75%, 02/15/2028	2,251
	Clifton Higher Education Fin Corp, Uplift
	Education
2,000	6.25%, 12/01/2045	1,751
	Dallas Fort Worth, TX, International Airport
1,000	6.00%, 11/01/2032	1,000
	Dallas-Fort Worth, TX, International Airport
	AMT
2,000	6.15%, 01/01/2016	2,007
	Garza County, TX, Public Fac Corp Rev
350	5.75%, 10/01/2025	349
	Houston, TX, Airport System Rev
6,500	6.75%, 07/01/2021	6,348
	Kimble County, TX, Hospital Dist
2,500	6.25%, 08/15/2033	2,392
	La Vernia, TX, Higher Education
2,085	9.00%, 08/15/2038	2,382
	Lewisville, TX, Combination Contract Rev
4,000	6.13%, 09/01/2029	3,819
	Lower Colorado River Auth Rev
55	7.25%, 05/15/2037	59
	Lower Colorado River Auth Rev (Prerefunded
	with US Gov't Securities)
2,945	7.25%, 05/15/2037	3,624
	Maverick County, TX, Public Fac Corp Proj
	Rev
1,470	6.25%, 02/01/2024	1,252
	Mc Lennan County, TX, Public Fac
3,000	6.63%, 06/01/2035	3,140
	Texas Midwest Public Facilities Corp Rev
3,000	9.00%, 10/01/2030	2,673
	Texas Private Activity Surface Transportation,
	LBJ Infrastructure Group
1,000	7.00%, 06/30/2040	1,011
	Texas Private Activity Surface Transportation,
	NTE Mobility Partners
3,000	6.88%, 12/31/2039	3,009
	Travis County, TX, Health Fac, Querencia
	Barton Creek Project
600	5.65%, 11/15/2035	468
	Travis County, TX, Health Facilities
2,000	7.13%, 11/01/2040	1,950
	Willacy County, TX, GO
2,385	6.88%, 09/01/2028	2,012
		45,278
	Utah - 2.2%
	Provo, UT, Lakeview Charter School
1,300	5.63%, 07/15/2037	978
	Provo, UT, Renaissance Charter School
200	5.63%, 07/15/2037	156
	Utah County, UT, Charter School Rev
1,000	6.00%, 02/15/2038	724
	Utah St Charter School Financial Auth
1,550	6.25%, 07/15/2030	1,430
	Utah State Charter School FA, Channing Hall
	Ser A
750	5.88%, 07/15/2027 ■	608
700	6.00%, 07/15/2037 ■	539
	Utah State Charter School FA, Charter School
	Rev
2,000	6.75%, 08/15/2028 ⌂	1,570
	Utah State Charter School Financial Auth
1,500	6.38%, 07/15/2040	1,385
		7,390
	Virginia - 2.3%
	Lexington, VA, IDA Residential Care Fac Rev
1,050	5.50%, 01/01/2037	801
	Norfolk, VA, Redev & Housing Auth Rev
2,005	6.13%, 01/01/2035	1,714
	Peninsula, VA, Turn Center Community Dev
	DA
300	6.45%, 09/01/2037	274
	Virginia Small Business Financing Auth Rev
3,000	9.00%, 07/01/2039	3,108
	Washington County Hospital Fac Rev
1,750	7.75%, 07/01/2038	1,907
		7,804
	Washington - 3.1%
	King County, WA, Public Hospital
3,000	7.25%, 12/01/2038	3,064
	Washington Health Care Facilities Auth
4,000	6.25%, 10/01/2028	4,198
	Washington State Health Care Facilities Auth,
	VA Mason Medical
3,600	6.13%, 08/15/2037	3,328
		10,590
	West Virginia - 0.9%
	West Virginia State Hospital FA Rev, Thomas
	Health Systems
3,500	6.50%, 10/01/2028 - 10/01/2038	3,180

	Wisconsin - 1.4%
	Badger Tobacco Asset Securitization Corp of
	WI (Prerefunded with US Gov't Securities)
1,000	6.38%, 06/01/2032	1,074
	Wisconsin State General Fund
185	5.75%, 05/01/2033	193
1,295	6.00%, 05/01/2036	1,370

4

The Hartford Municipal Opportunities Fund (formerly The Hartford High Yield Municipal Bond Fund)
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
MUNICIPAL BONDS - 97.3% - (continued)
	Wisconsin - 1.4% - (continued)
	Wisconsin State Health & Educational FA
	Rev, St. John's Communities Ser A
$1,000	7.25%, 09/15/2029		$995
1,000	7.63%, 09/15/2039		1,015
			4,647
	Total municipal bonds
	(cost $334,484)		$331,749

	Total long-term investments
	(cost $334,484)		$331,749

SHORT-TERM INVESTMENTS - 1.0%
	Investment Pools and Funds - 1.0%
	State Street Bank Tax Free Money Market
3,462	Fund		$3,462

	Total short-term investments
	(cost $3,462)		$3,462

	Total investments
	(cost $337,946) ▲	98.3%	$335,211
	Other assets and liabilities	1.7%	5,878
	Total net assets	100.0%	$341,089

5

The Hartford Municipal Opportunities Fund (formerly The Hartford High Yield Municipal Bond Fund)
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2011, the cost of securities for federal income tax purposes was $337,946 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$12,359
Unrealized Depreciation	(15,094)
Net Unrealized Depreciation	$(2,735)

●	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. At January 31, 2011, the aggregate value of these securities was $7,191, which represents 2.11% of total net assets.

λ
Residual-interest bond issued by a third party securitization trust and purchased directly through a cash transaction; rate varies inversely to short-term interest rates and the rate presented is the effective rate at January 31, 2011.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
06/2007	$500	Colorado Educational & Cultural FA Rev, Charter School-Windsor Academy Proj, 5.70%, 05/01/2037	$500
05/2007	$200	Hampshire, IL, Special Service Area #13, Tuscany Woods Proj, 5.75%, 03/01/2037	200
10/2007	$1,987	Lancaster County, SC, Sun City Assessment, 7.70%, 11/01/2017	1,987
07/2007	$500	Louisiana Public Fac Auth, Susla Fac, Inc., 5.75%, 07/01/2039 - 144A	503
06/2007	$500	Magnolia Creek, FL, Community Development Dist Capital Improvement, 0.00%, 05/01/2039	497
12/2007	$985	Montecito Estates Public Improvement Rev, 7.00%, 10/01/2037	985
11/2007	$1,800	River Bend Community Development Dist, Capital Improvement Rev, 0.00%, 11/01/2015	1,800
05/2007	$200	Show Low Bluff, AZ, Community Fac Dist Special Assessment, 5.60%, 07/01/2031 - 144A	200
09/2007	$1,000	Tartesso West Community Facilities Dist GO, 5.90%, 07/15/2032	1,000
08/2008	$2,000	Utah State Charter School FA, Charter School Rev, 6.75%, 08/15/2028	2,000

The aggregate value of these securities at January 31, 2011, was $6,334, which represents 1.86% of total net assets.

AMT	—	Alternative Minimum Tax
DA	—	Development Authority
FA	—	Finance Authority
GO	—	General Obligations
IDA	—	Industrial Development Authority Bond

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

6

The Hartford Municipal Opportunities Fund (formerly The Hartford High Yield Municipal Bond Fund)
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Municipal Bonds	$331,749	$–	$331,749	$–
Short-Term Investments	3,462	3,462	–	–
Total	$335,211	$3,462	$331,749	$–

♦	For the three-month period ended January 31, 2011, there were no significant transfers between Level 1 and Level 2.

Distribution by Credit Quality
as of January 31, 2011

Percentage of
Credit Rating *	Net Assets
Aaa / AAA	0.3
Aa / AA	8.7
A	13.7
Baa / BBB	26.2
Ba / BB	10.1
B	7.4
Caa / CCC or Lower	5.2
Unrated	25.7
Cash	1.0
Other Assets & Liabilities	1.7
Total	100.0%

*
Does not apply to the fund itself. Based upon Moody's and S&P long-term credit ratings for the fund’s holdings as of date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody's and S&P have not issued long-term credit ratings. “Cash” includes non fixed income instruments and other short-term instruments.

Diversification by Industry
as of January 31, 2011

Percentage of
Industry	Net Assets
Airport Revenues	3.2%
General Obligations	8.6
Health Care/Services	25.0
Higher Education (Univ., Dorms, etc.)	18.1
Housing (HFA'S, etc.)	0.3
Industrial	13.5
Miscellaneous	14.9
Prerefunded	1.9
Special Tax Assessment	3.6
Tax Allocation	4.4
Transportation	1.9
Utilities - Electric	0.6
Utilities - Gas	0.6
Utilities - Water and Sewer	0.7
Short-Term Investments	1.0
Other Assets and Liabilities	1.7
Total	100.0%

7

The Hartford Short Duration Fund
Schedule of Investments January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 20.2%
	Captive Auto Finance - 5.3%
	Ally Automotive Receivables Trust
$1,000	1.38%, 07/15/2014	$1,006
1,000	2.29%, 11/16/2015 ■	988
1,500	3.29%, 03/15/2015 ■	1,555
	Ally Master Owner Trust
1,000	2.88%, 04/15/2015 ■	1,025
	Bank of America Automotive Trust
1,500	1.31%, 07/15/2014	1,511
2,000	1.39%, 03/15/2014 ■	2,013
	Capital Automotive Receivables Asset Trust
1,000	6.35%, 03/17/2014 ■	1,057
	Capital One Prime Automotive Receivables Trust
1,000	5.68%, 06/15/2014	1,023
	Carmax Automotive Owner Trust
1,000	6.12%, 07/15/2013	1,032
	DaimlerChrysler Automotive Trust
800	4.48%, 08/08/2014	818
	Ford Credit Automotive Owner Trust
1,000	0.65%, 12/15/2012	1,000
1,825	2.62%, 04/15/2015	1,825
1,200	2.98%, 08/15/2014	1,242
500	5.68%, 06/15/2012	503
1,000	5.69%, 11/15/2012	1,043
	Harley-Davidson Motorcycle Trust
1,210	1.16%, 02/15/2015	1,209
500	1.99%, 01/15/2016	497
	Marlin Leasing Receivables LLC
36	5.63%, 09/16/2013 ■	36
	Nissan Automotive Receivables Owner Trust
800	0.87%, 07/15/2014	799
	Nissan Master Owner Trust Receivables
1,500	1.41%, 01/15/2015 ■Δ	1,516
	Toyota Automotive Receivables Owner Trust
3,000	0.74%, 08/15/2012	3,004
	USAA Automotive Owner Trust
557	5.07%, 06/15/2013	563
	Volkswagen Automotive Lease Trust
1,500	1.31%, 01/20/2014	1,509
	Wachovia Automotive Loan Owner Trust
1,000	5.54%, 12/20/2012 ■	1,011
		27,785
	Captive Retail Finance - 0.4%
	CNH Equipment Trust
2,000	2.90%, 11/17/2014 ○	1,969

	Credit Card Issuing - 3.1%
	American Express Credit Account Master Trust
2,000	0.86%, 11/16/2015 Δ	1,998
347	5.65%, 01/15/2014 ■	353
	Capital One Multi-Asset Execution Trust
2,500	4.85%, 02/18/2014	2,522
	Citibank Credit Card Issuance Trust
2,000	5.70%, 05/15/2013	2,048
2,000	6.30%, 06/20/2014	2,121
	GE Capital Credit Card Master Note Trust
1,750	0.81%, 01/17/2017 Δ	1,750
1,000	2.21%, 06/15/2016	1,017
3,500	3.69%, 07/15/2015	3,633
	MBNA Credit Card Master Note Trust
550	6.80%, 07/15/2014	581
		16,023
	Real Estate Credit (Mortgage Banking) - 11.2%
	Banc of America Commercial Mortgage, Inc.
1,100	5.45%, 01/15/2049	1,147
1,000	5.66%, 04/10/2049 Δ	1,028
	Banc of America Large Loan
750	5.33%, 12/16/2043 ■	750
	Bayview Commercial Asset Trust
309	1.26%, 01/25/2035 ■Δ	212
9,199	2.66%, 01/25/2037 ■►	645
8,641	2.83%, 09/25/2037 ■►	923
	Bayview Financial Acquisition Trust
629	4.91%, 02/25/2033 ■	619
2,000	5.64%, 11/28/2036	1,835
	Bear Stearns Asset Backed Securities, Inc.
444	5.66%, 09/25/2033 Δ	362
	Bear Stearns Commercial Mortgage Securities, Inc.
13,803	4.12%, 11/11/2041 ⌂►	171
44,876	4.65%, 02/11/2041 ⌂►	181
	CBA Commercial Small Balance Commercial Mortgage
7,571	3.00%, 01/25/2039 ■►	530
4,659	4.11%, 07/25/2035 ■Δ	658
14,980	5.35%, 12/25/2036 ■Δ	2,472
9,346	5.57%, 06/25/2038 ■Δ	1,221
	Citicorp Residential Mortgage Securities
95	6.27%, 06/25/2037 Δ	89
	Citigroup Commercial Mortgage Trust
373	5.38%, 10/15/2049	382
134	5.73%, 03/15/2049 Δ	134
	Commercial Mortgage Pass-Through Certificates
872	3.16%, 11/01/2015 ■	876
1,778	3.59%, 03/10/2039 ⌂►	1
	Credit Suisse Mortgage Capital Certificates
810	5.51%, 02/15/2039 Δ	834
	CS First Boston Mortgage Securities Corp.
8,170	4.17%, 07/15/2036 ⌂►	29
1,000	5.42%, 05/15/2036 Δ	1,078
1,500	6.52%, 08/13/2018 ■	1,530
	Equity One ABS, Inc.
20	2.76%, 07/25/2034 Δ	1
	Ford Credit Floorplan Master Owner Trust
1,725	1.50%, 09/15/2015	1,713
	GE Capital Commercial Mortgage Corp.
5,207	3.76%, 03/10/2040 ■►	6
	GMAC Mortgage Corp. Loan Trust
522	4.59%, 04/25/2033	473
147	5.12%, 04/25/2033	86

1

The Hartford Short Duration Fund
Schedule of Investments ― (continued) January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 20.2% - (continued)
	Real Estate Credit (Mortgage Banking) - 11.2% - (continued)
$347	5.75%, 10/25/2036	$210
	Goldman Sachs Mortgage Securities Corp. II
1,000	5.48%, 11/10/2039	1,017
	Goldman Sachs Mortgage Securities Trust
1,000	5.78%, 08/10/2045 Δ	1,027
	Government National Mortgage Association
2,573	5.00%, 08/20/2039	2,750
	Greenwich Capital Commercial Funding Corp.
1,678	5.38%, 03/10/2039	1,722
	Hasco NIM Trust
40	0.00%, 12/26/2035 ■●	–
	JP Morgan Chase Commercial Mortgage Securities Corp.
2,153	0.66%, 02/15/2019 ■Δ	2,030
1,082	1.01%, 02/15/2020 ⌂Δ	955
1,978	3.85%, 06/15/2043 ■	2,044
238	4.30%, 01/15/2038	243
25,723	4.82%, 08/12/2037 ►	37
1,959	4.93%, 09/12/2037 - 01/15/2049	1,981
1,294	4.96%, 08/15/2042	1,345
350	5.33%, 12/15/2044 Δ	353
1,000	5.34%, 05/15/2047	993
1,450	5.36%, 06/12/2041 Δ	1,575
	LB-UBS Commercial Mortgage Trust
955	5.30%, 02/15/2040	980
	Long Beach Asset Holdings Corp.
180	0.00%, 04/25/2046 ■●	–
	Merrill Lynch Mortgage Trust
10,257	3.81%, 08/12/2039 ⌂►	55
12,060	3.96%, 10/12/2041 ⌂►	107
16,446	4.67%, 09/12/2042 ⌂►	88
1,000	4.86%, 08/12/2039	1,054
240	5.11%, 07/12/2038 Δ	250
1,000	5.83%, 06/12/2050 Δ	1,055
	Merrill Lynch/Countrywide Commercial Mortgage Trust
1,126	5.11%, 12/12/2049	1,143
	Morgan Stanley Capital I
1,500	5.11%, 06/15/2040	1,600
1,951	5.60%, 04/12/2049 Δ	2,003
	National Credit Union Administration
977	1.60%, 10/29/2020	961
	Nationstar Home Equity Loan Trust
13	0.00%, 03/25/2037 ⌂●	–
	Renaissance Home Equity Loan Trust
108	0.00%, 04/25/2037 ⌂●	–
675	7.00%, 09/25/2037	34
	Sovereign Commercial Mortgage Securities
1,908	5.82%, 07/22/2030 ■Δ	1,973
	Structured Asset Investment Loan Trust
206	2.89%, 11/25/2033 Δ	103
	Structured Asset Securities Corp.
400	2.76%, 01/25/2037 ■Δ	2
	Voyager Countrywide Delaware Trust
1,032	7.18%, 11/26/2035 ■Δ	574
	Wachovia Bank Commercial Mortgage Trust
600	4.37%, 08/15/2041	617
1,000	4.50%, 10/15/2041	1,032
1,000	5.25%, 12/15/2043	1,027
1,500	5.48%, 04/15/2047	1,512
1,610	5.74%, 06/15/2049 Δ	1,685
	Washington Mutual, Inc.
15,930	7.00%, 11/23/2043 ⌂►Ψ	556
	Wells Fargo Home Equity Trust
1,392	0.56%, 04/25/2034 Δ	1,194
		57,873
	Real Estate Investment Trust (REIT) - 0.2%
	Crest Clarendon Street
284	0.78%, 12/28/2017 ■Δ	274
	Extended Stay America Trust
907	2.95%, 11/05/2027 ■	898
		1,172

	Total asset & commercial mortgage backed securities
	(cost $101,751)	$104,822

CORPORATE BONDS: INVESTMENT GRADE - 51.5%
	Aerospace Product and Parts Manufacturing - 0.4%
	Honeywell International, Inc.
$1,092	4.25%, 03/01/2013	$1,166
	United Technologies Corp.
987	6.10%, 05/15/2012	1,057
		2,223
	Alumina and Aluminum Production and Processing - 0.1%
	Alcan, Inc.
750	6.45%, 03/15/2011	755

	Basic Chemical Manufacturing - 1.8%
	Airgas, Inc.
1,785	2.85%, 10/01/2013	1,813
	Dow Chemical Co.
1,000	7.60%, 05/15/2014	1,162
	Export Development Canada
5,000	1.75%, 09/24/2012	5,086
	PPG Industries, Inc.
1,500	1.90%, 01/15/2016	1,429
		9,490
	Beverage Manufacturing - 0.9%
	Anheuser-Busch Companies, Inc.
2,000	1.03%, 03/26/2013 Δ	2,019
	Anheuser-Busch InBev N.V.
1,000	5.38%, 11/15/2014 ■	1,109
	Coca-Cola Co.
1,000	3.63%, 03/15/2014	1,060
	Dr. Pepper Snapple Group
500	2.35%, 12/21/2012	511
		4,699

2

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 51.5% - (continued)
	Cable and Other Subscription Programming - 1.4%
	Comcast Corp.
$1,000	5.30%, 01/15/2014	$1,093
	DirecTV Holdings LLC
1,200	4.75%, 10/01/2014	1,287
1,500	7.63%, 05/15/2016	1,665
	Time Warner Cable, Inc.
2,000	5.40%, 07/02/2012	2,118
900	6.20%, 07/01/2013	998
		7,161
	Commercial Banking - 7.0%
	ANZ National Ltd.
2,000	2.38%, 12/21/2012 ■	2,032
	Banco Santander Brasil S.A.
980	4.25%, 01/14/2016 ■	969
	Banco Santander Chili S.A.
1,000	1.30%, 09/22/2011 ■Δ	1,000
	Bank of Nova Scotia
3,000	2.25%, 01/22/2013	3,069
	Barclays Bank plc
1,000	1.35%, 01/13/2014 Δ	1,006
1,000	2.50%, 01/23/2013	1,015
1,500	5.45%, 09/12/2012	1,599
	Commonwealth Bank of Australia
2,000	2.75%, 10/15/2012 ■	2,053
	Credit Suisse New York
1,000	1.26%, 01/14/2014 Δ	1,005
1,800	3.45%, 07/02/2012	1,862
1,000	5.00%, 05/15/2013	1,071
	HSBC Bank plc
1,000	1.10%, 01/17/2014 ■Δ	998
2,000	1.63%, 08/12/2013 ■	2,003
	HSBC Bank USA
1,000	4.63%, 04/01/2014	1,058
	Key Bank NA
1,500	5.70%, 08/15/2012	1,581
1,000	5.80%, 07/01/2014	1,087
	Manufacturers & Traders Trust Co.
1,045	5.59%, 12/28/2020	996
	Marshall & Ilsley Corp.
1,500	0.41%, 06/01/2011 Δ	1,489
	National Australia Bank Ltd.
1,000	2.35%, 11/16/2012 ■	1,020
	Nordea Bank Ab
833	1.20%, 01/14/2014 ■Δ	832
1,404	2.50%, 11/13/2012 ■	1,433
	Rabobank Netherlands
2,000	2.65%, 08/17/2012 ■	2,052
	Santander US Debt S.A.
1,000	2.49%, 01/18/2013 ■	973
	State Street Bank & Trust Co.
800	0.50%, 12/08/2015 Δ	777
500	1.85%, 03/15/2011	501
	Svenska Handelsbanken Ab
1,000	4.88%, 06/10/2014 ■	1,072
	US Bank NA
500	6.38%, 08/01/2011	514
	Westpac Banking Corp.
1,000	2.10%, 08/02/2013	1,009
		36,076
	Computer and Peripheral Equipment Manufacturing - 0.4%
	Hewlett-Packard Co.
300	2.25%, 05/27/2011	302
385	2.95%, 08/15/2012	397
	IBM Corp.
1,000	4.95%, 03/22/2011	1,006
		1,705
	Couriers - 0.2%
	United Parcel Service, Inc.
1,000	3.88%, 04/01/2014	1,075

	Depository Credit Banking - 4.9%
	Bank of America Corp.
4,000	1.71%, 01/30/2014 ○	4,010
	Bank of Montreal
2,500	2.13%, 06/28/2013	2,552
	Bank of New York Mellon Corp.
363	4.30%, 05/15/2014	392
	BB&T Corp.
2,000	3.85%, 07/27/2012	2,079
500	5.70%, 04/30/2014	556
	Canadian Imperial Bank of Commerce
2,000	1.45%, 09/13/2013	1,997
	Citigroup, Inc.
1,000	5.25%, 02/27/2012	1,043
837	6.38%, 08/12/2014	934
	Comerica, Inc.
1,000	3.00%, 09/16/2015	996
	Fifth Third Bank
2,000	0.39%, 05/17/2013 Δ	1,947
636	3.63%, 01/25/2016	641
1,000	4.75%, 02/01/2015	1,047
	First Tennessee Bank
2,000	0.43%, 02/14/2011 Δ	2,000
	HSBC Holdings plc
950	0.94%, 08/12/2013 ■Δ	949
1,000	5.25%, 12/12/2012	1,063
	SunTrust Banks, Inc.
735	5.25%, 11/05/2012	772
	Wells Fargo & Co.
500	2.13%, 06/15/2012	510
1,000	4.38%, 01/31/2013	1,059
	Wells Fargo Bank NA
1,000	0.49%, 05/16/2016 Δ	925
		25,472
	Electric Generation, Transmission and Distribution - 1.4%
	Columbus Southern Power Co.
2,000	0.70%, 03/16/2012 Δ	2,005
	LG & E & KU Energy LLC
1,020	2.13%, 11/15/2015 ■	985
	Pacific Gas & Electric Energy Recovery Funding LLC
2,500	0.88%, 10/11/2011 Δ	2,499

3

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 51.5% - (continued)
	Electric Generation, Transmission and Distribution - 1.4% - (continued)
	PSEG Power LLC
$714	2.50%, 04/15/2013	$728
	Southern Co.
1,000	0.70%, 10/21/2011 Δ	1,003
		7,220
	Electrical Equipment Manufacturing - 0.4%
	General Electric Co.
2,000	5.00%, 02/01/2013	2,140

	General Rental Centers - 0.5%
	ERAC USA Finance Co.
1,175	2.75%, 07/01/2013 ■	1,196
1,388	5.80%, 10/15/2012 ■	1,486
		2,682
	Grain and Oilseed Milling - 0.2%
	General Mills, Inc.
1,202	5.65%, 09/10/2012	1,290

	Grocery Stores - 0.3%
	Kroger Co.
1,035	6.75%, 04/15/2012	1,100
	Safeway, Inc.
625	6.50%, 03/01/2011	627
		1,727
	Health and Personal Care Stores - 0.5%
	Express Scripts, Inc.
2,500	5.25%, 06/15/2012	2,632

	Industrial Machinery, Equipment Rental & Leasing - 0.3%
	COX Communications, Inc.
1,500	7.13%, 10/01/2012	1,640

	Insurance Carriers - 5.2%
	Aetna, Inc.
1,660	7.88%, 03/01/2011	1,669
	American International Group, Inc.
1,500	3.65%, 01/15/2014	1,543
	ASIF Global Financing XIX
1,500	4.90%, 01/17/2013 ■	1,575
	Berkshire Hathaway Finance Corp.
1,000	0.63%, 01/10/2014 Δ	1,001
1,500	4.00%, 04/15/2012	1,559
	Jackson National Life Global Funding
2,500	5.38%, 05/08/2013 ■	2,709
	John Hancock Global Funding II
1,000	5.00%, 09/30/2013 ■	1,053
	Lincoln National Corp.
2,000	5.65%, 08/27/2012	2,124
	MassMutual Global Funding
1,500	0.80%, 09/27/2013 ■Δ	1,498
1,000	3.63%, 07/16/2012 ■	1,038
	MetLife Global Funding I
2,000	1.05%, 01/10/2014 ■Δ	1,994
600	2.88%, 09/17/2012 ■	614
1,500	5.13%, 04/10/2013 - 06/10/2014 ■	1,621
	MetLife, Inc.
1,000	1.54%, 08/06/2013 Δ	1,016
	New York Life Global Funding
2,667	2.25%, 12/14/2012 ■	2,731
	Prudential Financial, Inc.
2,000	5.10%, 12/14/2011	2,072
	UnitedHealth Group, Inc.
1,000	5.50%, 11/15/2012	1,071
		26,888
	International Trade Financing (Foreign Banks) - 1.9%
	Bank of Tokyo
2,000	0.85%, 11/01/2012 Δ	1,998
2,000	2.60%, 01/22/2013 ■	2,042
	Corpoacion Andina De Fomento
1,000	5.20%, 05/21/2013	1,086
	Royal Bank of Scotland plc
1,500	3.40%, 08/23/2013	1,517
1,000	3.95%, 09/21/2015	975
	Sumitomo Mitsui Banking
2,188	2.15%, 07/22/2013 ■	2,218
		9,836
	Iron and Steel Mills and Ferroalloy Manufacturing - 0.5%
	ArcelorMittal
1,228	5.38%, 06/01/2013	1,312
1,000	9.00%, 02/15/2015	1,199
		2,511
	Medical Equipment and Supplies Manufacturing - 0.4%
	Carefusion Corp.
500	4.13%, 08/01/2012	521
	Covidien International Finance S.A.
1,500	1.88%, 06/15/2013	1,518
		2,039
	Metal Ore Mining - 1.2%
	Codelco, Inc.
2,000	6.38%, 11/30/2012 ■	2,168
	Inco Ltd.
1,000	7.75%, 05/15/2012	1,070
	Rio Tinto Finance USA Ltd.
2,400	8.95%, 05/01/2014	2,916
		6,154
	Monetary Authorities - Central Bank - 0.5%
	Lloyds Banking Group plc
1,500	4.38%, 01/12/2015 ■	1,503
	Lloyds TSB Bank plc
1,000	2.65%, 01/24/2014 Δ	1,005
		2,508
	Motor Vehicle Manufacturing - 0.4%
	Daimler Finance NA LLC
500	5.75%, 09/08/2011	515
	DaimlerChrysler NA Holdings Corp.
600	5.88%, 03/15/2011	603
1,000	6.50%, 11/15/2013	1,134
		2,252
	Natural Gas Distribution - 0.5%
	Consumers Energy Co.
1,000	5.38%, 04/15/2013	1,078

4

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 51.5% - (continued)
	Natural Gas Distribution - 0.5% - (continued)
	Williams Partners L.P.
$1,500	7.50%, 06/15/2011	$1,536
		2,614
	Navigational, Measuring, and Control Instruments - 0.2%
	Thermo Fisher Scientific, Inc.
1,000	2.15%, 12/28/2012	1,017

	Nondepository Credit Banking - 1.7%
	American Express Co.
1,246	5.55%, 10/17/2012	1,331
	American Honda Finance Corp.
1,000	1.63%, 09/20/2013 ■	1,004
	Capital One Bank
2,500	6.50%, 06/13/2013	2,734
	General Electric Capital Corp.
2,500	0.45%, 09/15/2014 Δ	2,436
1,500	6.13%, 02/22/2011	1,505
		9,010
	Nonmetallic Mineral Mining and Quarrying - 0.4%
	Anglo American Capital plc
1,900	2.15%, 09/27/2013 ■	1,921

	Office Supplies, Stationery, and Gift Stores - 0.2%
	Staples, Inc.
1,000	7.75%, 04/01/2011	1,011

	Oil and Gas Extraction - 1.6%
	Canadian Natural Resources Ltd.
1,000	5.15%, 02/01/2013	1,073
	Devon Energy Corp.
1,100	6.88%, 09/30/2011	1,145
	Husky Energy, Inc.
1,400	6.25%, 06/15/2012	1,493
	Petrobras International Finance Co.
1,100	3.88%, 01/27/2016	1,110
	Shell International Finance B.V.
1,000	4.00%, 03/21/2014	1,073
500	5.63%, 06/27/2011	511
	Statoilhydro ASA
391	3.88%, 04/15/2014	417
	Total Capital Canada Ltd.
606	0.68%, 01/17/2014 Δ	605
	XTO Energy, Inc.
1,000	7.50%, 04/15/2012	1,077
		8,504
	Other Financial Investment Activities - 1.8%
	BAE Systems Holdings, Inc.
2,000	6.40%, 12/15/2011 ■	2,097
	Blackrock, Inc.
3,000	2.25%, 12/10/2012	3,066
	TIAA Global Markets, Inc.
2,150	4.95%, 07/15/2013 ■	2,335
	Xstrata Finance Canada
2,000	5.50%, 11/16/2011 ■	2,072
		9,570
	Other Food Manufacturing - 0.5%
	Kraft Foods, Inc.
2,483	2.63%, 05/08/2013	2,559

	Other General Merchandise Stores - 0.2%
	Wal-Mart Stores, Inc.
1,000	3.20%, 05/15/2014	1,048

	Petroleum and Coal Products Manufacturing - 1.3%
	Chevron Corp.
1,000	3.45%, 03/03/2012	1,029
	ConocoPhillips
1,000	4.60%, 01/15/2015	1,095
	Hess Corp.
500	7.00%, 02/15/2014	574
	Motiva Enterprises LLC
496	5.20%, 09/15/2012 ■	524
	Valero Energy Corp.
1,500	4.75%, 06/15/2013	1,598
1,520	6.88%, 04/15/2012	1,625
		6,445
	Pharmaceutical and Medicine Manufacturing - 1.4%
	AstraZeneca plc
1,750	5.40%, 09/15/2012	1,881
	Eli Lilly & Co.
1,164	3.55%, 03/06/2012	1,199
	Merck & Co., Inc.
705	1.88%, 06/30/2011	710
	Novartis Capital Corp.
1,429	1.90%, 04/24/2013	1,459
	Pfizer, Inc.
1,000	4.45%, 03/15/2012	1,042
	Wyeth
1,000	6.95%, 03/15/2011	1,007
		7,298
	Pipeline Transportation of Crude Oil - 0.2%
	Plains All American Pipeline L.P.
1,000	4.25%, 09/01/2012	1,041

	Pipeline Transportation of Natural Gas - 0.5%
	Enterprise Products Operating L.P.
1,275	7.50%, 02/01/2011	1,275
	Kinder Morgan Energy Partners L.P.
1,000	6.75%, 03/15/2011	1,007
		2,282
	Radio and Television Broadcasting - 0.4%
	NBC Universal, Inc.
2,000	2.10%, 04/01/2014 ■	1,992

	Rail Transportation - 0.5%
	Burlington Northern Santa Fe Corp.
1,500	5.90%, 07/01/2012	1,603
	Union Pacific Corp.
1,000	6.13%, 01/15/2012	1,048
		2,651

5

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 51.5% - (continued)
	Real Estate Investment Trust (REIT) - 0.4%
	HCP, Inc.
$1,832	2.70%, 02/01/2014	$1,846

	Residential Building Construction - 0.2%
	CRH America, Inc.
1,000	5.30%, 10/15/2013	1,069

	Resin, Synthetic Rubber, Filaments Manufacturing - 0.2%
	Dow Chemical Co.
1,000	4.85%, 08/15/2012	1,054

	Securities and Commodity Contracts and Brokerage - 3.6%
	Goldman Sachs Group, Inc.
1,000	5.30%, 02/14/2012	1,047
243	6.00%, 05/01/2014	270
	Jefferies Group, Inc.
2,000	7.75%, 03/15/2012	2,140
	JP Morgan Chase & Co.
3,000	0.63%, 06/13/2016 Δ	2,863
1,000	1.05%, 09/30/2013 Δ	1,005
1,000	1.10%, 01/24/2014 Δ	1,001
1,000	1.65%, 09/30/2013	1,002
1,500	4.65%, 06/01/2014	1,616
1,810	6.75%, 02/01/2011	1,810
	Morgan Stanley
1,500	1.90%, 01/24/2014 Δ	1,507
1,000	4.20%, 11/20/2014	1,038
1,000	5.75%, 08/31/2012	1,068
	UBS AG Stamford CT
2,500	2.25%, 01/28/2014	2,506
		18,873
	Soap, Cleaning Compound and Toilet Manufacturing - 0.2%
	Clorox Co.
1,000	6.13%, 02/01/2011	1,000

	Software Publishers - 0.2%
	Microsoft Corp.
1,000	0.88%, 09/27/2013	996

	Sovereign Foreign Governments - 1.1%
	Ontario (Province of)
1,000	0.73%, 05/22/2012 Δ	1,002
2,000	1.88%, 11/19/2012	2,039
	South Africa (Republic of)
1,550	7.38%, 04/25/2012	1,657
	United Mexican States
1,000	6.38%, 01/16/2013	1,098
		5,796
	Sugar and Confectionery Product Manufacturing - 0.4%
	Wrigley Jr., William Co.
1,000	2.45%, 06/28/2012 ■	1,006
1,000	3.05%, 06/28/2013 ■	1,022
		2,028
	Support Activities For Mining - 0.2%
	Transocean, Inc.
1,000	1.50%, 12/15/2037۞	976

	Telecommunications - Other - 0.8%
	France Telecom S.A.
665	2.13%, 09/16/2015	650
435	4.38%, 07/08/2014	469
	Telecom Italia Capital
2,000	0.91%, 07/18/2011 Δ	1,996
	Telefonica Emisiones SAU
1,000	0.62%, 02/04/2013 Δ	982
		4,097
	Telecommunications - Wired Carriers - 0.2%
	AT&T, Inc.
1,000	5.88%, 02/01/2012	1,051

	Telecommunications - Wireless Carriers - 0.2%
	Vodafone Group plc
1,000	5.35%, 02/27/2012	1,048

	Tobacco Manufacturing - 0.1%
	Altria Group, Inc.
500	7.75%, 02/06/2014	576

	Waste Treatment and Disposal - 0.2%
	Allied Waste North America, Inc.
1,000	5.75%, 02/15/2011	1,002

	Wireless Communications Services - 1.3%
	Cellco Part - Verizon Wireless Capital
1,000	3.75%, 05/20/2011	1,010
1,500	5.25%, 02/01/2012	1,566
	Cingular Wireless Services, Inc.
1,000	8.13%, 05/01/2012	1,088
	Telus Corp.
577	8.00%, 06/01/2011	591
	Verizon Global Funding Corp.
1,046	7.38%, 09/01/2012	1,150
	Verizon Virginia, Inc.
1,000	4.63%, 03/15/2013	1,058
		6,463
	Total corporate bonds: investment grade
	(cost $261,492)	$267,013

SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE♦ - 17.0%
	Aerospace Product and Parts Manufacturing - 0.0%
	Transdigm, Inc.
$335	5.00%, 12/06/2016 ±	$340

	Alumina and Aluminum Production and Processing - 0.3%
	Novelis, Inc.
1,370	5.25%, 12/17/2016 ±	1,393

6

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT
GRADE♦ - 17.0% - (continued)
	Basic Chemical Manufacturing - 0.8%
	Huntsman International LLC, Term Loan B
$2,000	1.80%, 04/19/2014 ±	$1,991
	Huntsman International LLC, Term Loan C
2,000	2.53%, 06/30/2016 ±☼	2,005
		3,996
	Business Support Services - 0.2%
	TransUnion LLC
763	6.75%, 06/15/2017 ±	771

	Cable and Other Program Distribution - 1.5%
	Charter Communications Operating LLC,
	Term C Loan Extended
3,982	3.56%, 09/06/2016 ±	3,994
	Mediacom Broadband LLC, Tranche F Term Loan
2,095	4.50%, 10/23/2017 ±☼	2,097
	TWCC Holding Corp.
1,957	5.00%, 09/14/2015 ±	1,961
		8,052
	Data Processing Services - 1.5%
	Fidelity National Information Services, Inc.
4,000	0.75%, 01/28/2012 ◊☼	3,974
524	5.25%, 07/18/2016 ±	530
	Fifth Third Processing Solutions LLC, First
	Lien Term Loan
3,000	5.50%, 11/01/2016 ±	3,041
		7,545
	Department Stores - 0.6%
	Dollar General Corp.
3,000	3.03%, 07/06/2014 ±☼	3,011

	Electric Generation, Transmission and Distribution - 1.1%
	Equipower Resources Holdings LLC
700	4.25%, 01/04/2018 ◊☼	707
	NRG Energy, Inc.
605	2.04%, 02/01/2013 ±☼	604
395	2.05%, 02/01/2013 ±☼	395
2,000	3.55%, 08/31/2015 ±	2,013
	TPF Generation Holdings LLC
1,272	2.30%, 12/15/2013 ±	1,274
	TPF Generation Holdings LLC, Letter of Credit
554	2.40%, 12/15/2013 ±	556
	TPF Generation Holdings LLC, Revolver
174	2.40%, 12/15/2011 ±	174
		5,723
	Facilities Support Services - 0.6%
	Affinion Group, Inc.
3,236	5.00%, 10/09/2016 ±	3,251

	Full-Service Restaurants - 0.6%
	Aramark Corp.
185	3.36%, 07/26/2016 ±☼	187
2,815	3.55%, 07/26/2016 ±☼	2,833
		3,020
	General Medical and Surgical Hospitals - 1.6%
	Community Health Systems, Inc., Extended Term Loan
3,990	3.79%, 01/25/2017 ±	4,016
	HCA, Inc., Tranche B-1 Term Loan
294	2.55%, 11/17/2013 ±	293
	HCA, Inc., Tranche B-2 Term Loan
3,606	3.55%, 03/31/2017 ±☼	3,647
		7,956
	Grocery and Related Products - 0.1%
	Reynolds Consumer Products, Inc., U.S.
	Tranche A Term Loan
188	6.25%, 08/06/2015 ±	188
	Reynolds Consumer Products, Inc., U.S.
	Tranche D Term Loan
300	6.50%, 05/05/2016 ±	300
		488
	Management, Scientific and Technical Consulting Service - 0.0%
	Booz Allen & Hamilton, Inc.
300	3.00%, 07/12/2017 ◊☼	304

	Medical and Diagnostic Laboratories - 0.1%
	DaVita, Inc.
600	4.50%, 10/20/2016 ±	608

	Medical Equipment and Supplies Manufacturing - 1.3%
	Bausch & Lomb, Inc., Delayed Draw Term Loan
172	3.51%, 04/24/2015 ±	172
	Bausch & Lomb, Inc., Parent Term Loan
706	3.54%, 04/24/2015 ±	708
	Biomet, Inc.
2,494	3.29%, 03/25/2015 ±☼	2,498
	DJO Finance LLC
1,984	3.26%, 04/07/2013 ±	1,965
	MedAssets, Inc.
1,500	5.25%, 11/16/2016 ±	1,517
		6,860
	Motor Vehicle Manufacturing - 0.6%
	Ford Motor Co.
3,241	3.02%, 12/15/2013 ±	3,246

	Motor Vehicle Parts Manufacturing - 0.2%
	Tomkins plc
888	6.25%, 09/21/2016 ±	900

	Newspaper, Periodical, Book and Database Publisher - 0.3%
	Cenveo, Inc.
1,675	6.25%, 12/21/2016 ±	1,695

	Other Amusement and Recreation Industries - 0.6%
	Clubcorp Club Operations, Inc.
3,000	6.00%, 11/30/2016 ±	3,036

7

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT
GRADE♦ - 17.0% - (continued)
	Other Investment Pools and Funds - 0.2%
	MSCI, Inc.
$1,243	4.75%, 06/01/2016 ±	$1,257

	Outpatient Care Centers - 0.6%
	Select Medical Corp.
3,041	2.29%, 02/24/2012 ±	3,035

	Pharmaceutical and Medicine Manufacturing - 0.9%
	Alere, Inc., First Lien Term Loan
3,000	2.26%, 06/27/2014 ±☼	2,998
	NBTY, Inc.
805	6.25%, 10/02/2017 ±	816
	Warner Chilcott, Inc.
486	6.00%, 10/30/2014 ±	490
	Warner Chilcott, Inc., Term B-1 Commitment
81	6.25%, 04/30/2015 ±	81
	Warner Chilcott, Inc., Term B-2 Commitment
134	6.25%, 04/30/2015 ±	136
	Warner Chilcott, Inc., Term Loan B Add On
255	6.25%, 04/30/2015 ±	257
		4,778
	Professional Services - Computer System Design and Related - 0.8%
	SunGard Data Systems, Inc., Extended Term Loan
1,956	3.91%, 02/28/2016 ±	1,966
	SunGard Data Systems, Inc., U.S. Term Loan
2,000	2.01%, 02/28/2014 ±☼	1,986
		3,952
	Scheduled Air Transportation - 1.3%
	Delta Air Lines, Inc., First Lien Term Loan
2,000	1.94%, 04/30/2012 ±☼	1,990
	Delta Air Lines, Inc., New Term Loan B
992	8.75%, 09/27/2013 ±	996
	United Air Lines, Inc.
3,985	2.31%, 02/01/2014 ±	3,939
		6,925
	Scientific Research and Development Services - 0.1%
	Grifols S.A.
535	4.25%, 10/15/2016 ◊☼	542

	Spectator Sports - 0.4%
	Penn National Gaming, Inc.
2,000	2.03%, 10/03/2012 ±	2,000

	Telecommunications - Other - 0.1%
	CommScope, Inc.
590	5.00%, 01/14/2018 ±☼	599

	Telecommunications - Wireless Carriers - 0.6%
	Metro PCS Wireless, Inc., Tranche B-2 Term Loan
2,992	3.81%, 11/03/2016 ±	3,013

	Total senior floating rate interests: non-
	investment grade
	(cost $87,528)	$88,296

U.S. GOVERNMENT AGENCIES - 0.4%
	Federal National Mortgage Association - 0.1%
$542	5.50%, 05/25/2014	$550

	Government National Mortgage Association - 0.3%
1,117	6.50%, 05/16/2031	1,230

	Total U.S. government agencies
	(cost $1,702)	$1,780

U.S. GOVERNMENT SECURITIES - 5.3%
	U.S. Treasury Securities - 5.3%
	U.S. Treasury Notes - 5.3%
$15,051	0.75%, 05/31/2012 ‡	$15,126
2,007	0.88%, 02/29/2012	2,019
10,000	1.00%, 04/30/2012 ‡	10,081
		27,226
	Total U.S. government securities
	(cost $27,052)	$27,226

	Total long-term investments
	(cost $479,525)	$489,137

SHORT-TERM INVESTMENTS - 10.2%
	Certificates of Deposit - 0.5%
	Finance and Insurance - 0.5%
	Barclays Bank plc
$1,000	0.59%, 6/13/2011Δ	$1,000
	Deutsche Bank AG New York
2,000	0.95%, 1/18/2013Δ	2,002
		3,002
	Investment Pools and Funds - 0.4%
	JP Morgan U.S. Government Money
2,023	Market Fund	2,023

	Repurchase Agreements - 9.3%
	BNP Paribas Securities Corp. TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2011 in the amount of $12,617,
	collateralized by U.S. Treasury Bond
	6.13% - 8.13%, 2021 - 2029, value of
	$12,869)
$12,617	0.20%, 1/31/2011	12,617

8

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 10.2% - (continued)
	Repurchase Agreements - 9.3% - (continued)
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2011 in the amount of $12,555,
	collateralized by U.S. Treasury Note 0.50%
	- 0.63%, 2012 - 2013, value of $12,806)
$12,555	0.21%, 1/31/2011		$12,555
	RBS Greenwich Capital Markets TriParty
	Joint Repurchase Agreement (maturing on
	02/01/2011 in the amount of $10,720,
	collateralized by U.S. Treasury Bill 1.00%,
	2011, U.S. Treasury Not e 4.00% - 4.25%,
	2012 - 2014, value of $10,935)
10,720	0.21%, 1/31/2011		10,720
	UBS Securities, Inc. Joint Repurchase
	Agreement (maturing on 02/01/2011 in the
	amount of $11,761, collateralized by U.S.
	Treasury Note 1.00%, 2012, value of
	$12,007)
11,761	0.21%, 1/31/2011		11,761
	UBS Securities, Inc. TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2011 in the amount of $412,
	collateralized by U.S. Treasury Bill 0.15%,
	2011, value of $421)
412	0.21%, 1/31/2011		412
			48,065
	Total short-term investments
	(cost $53,088)		$53,090

	Total investments
	(cost $532,613) ▲	104.6%	$542,227
	Other assets and liabilities	(4.6)%	(23,939)
	Total net assets	100.0%	$518,288

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 16.6% of total net assets at January 31, 2011.

▲	At January 31, 2011, the cost of securities for federal income tax purposes was $532,613 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$12,921
Unrealized Depreciation	(3,307)
Net Unrealized Appreciation	$9,614

●	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2011.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. At January 31, 2011, the aggregate value of these securities was $86,690, which represents 16.73% of total net assets.

۞	Convertible security.

9

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

►	Securities disclosed are interest-only strips. The interest rates represent effective yields based upon estimated future cash flows at January 31, 2011.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

☼	The cost of securities purchased on a when-issued, delayed delivery or delayed draw basis at January 31, 2011 was $24,011.

±	The interest rate disclosed for these securities represents the average coupon as of January 31, 2011.

◊	The interest rate disclosed for these securities represents an estimated average coupon as of January 31, 2011.

Ψ	The company is in bankruptcy. The investment held by the fund is current with respect to interest payments.

♦
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
12/2004	$13,803	Bear Stearns Commercial Mortgage Securities, Inc., 4.12%, 11/11/2041	$153
03/2005	$44,876	Bear Stearns Commercial Mortgage Securities, Inc., 4.65%, 02/11/2041	172
03/2004	$1,778	Commercial Mortgage Pass-Through Certificates, 3.59%, 03/10/2039 - 144A	1
08/2004	$8,170	CS First Boston Mortgage Securities Corp., 4.17%, 07/15/2036 - 144A	30
03/2006	$1,082	JP Morgan Chase Commercial Mortgage Securities Corp., 1.01%, 02/15/2020 - 144A	1,081
09/2004	$10,257	Merrill Lynch Mortgage Trust, 3.81%, 08/12/2039 - 144A	51
11/2004	$12,060	Merrill Lynch Mortgage Trust, 3.96%, 10/12/2041 - 144A	108
03/2005	$16,446	Merrill Lynch Mortgage Trust, 4.67%, 09/12/2042	57
04/2007	$13	Nationstar Home Equity Loan Trust, 0.00%, 03/25/2037 - 144A	13
03/2007	$108	Renaissance Home Equity Loan Trust, 0.00%, 04/25/2037 - 144A	108
11/2006	$15,930	Washington Mutual, Inc., 7.00%, 11/23/2043 - 144A	493

The aggregate value of these securities at January 31, 2011, was $2,143, which represents 0.41% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

10

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Distribution by Credit Quality
as of January 31, 2011

Percentage of
Credit Rating *	Net Assets
Aaa / AAA	15.3
Aa / AA	12.4
A	18.9
Baa / BBB	24.3
Ba / BB	16.2
B	0.9
Caa / CCC or Lower	0.4
Unrated	0.3
U.S. Government Securities	5.7
Cash	10.2
Other Assets & Liabilities	(4.6)
Total	100.0%

*
Does not apply to the fund itself. Based upon Moody’s and S&P long-term credit ratings for the fund’s holdings as of date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings. “Cash” includes non fixed income instruments and other short-term instruments.

Investment Valuation Hierarchy Level Summary
January 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$104,822	$–	$88,386	$16,436
Corporate Bonds: Investment Grade	267,013	–	264,507	2,506
Senior Floating Rate Interests: Non-Investment Grade	88,296	–	88,296	–
U.S. Government Agencies	1,780	–	1,780	–
U.S. Government Securities	27,226	–	27,226	–
Short-Term Investments	53,090	2,023	51,067	–
Total	$542,227	$2,023	$521,262	$18,942

♦	For the three-month period ended January 31, 2011, there were no significant transfers between Level 1 and Level 2.

11

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as		Change in							Balance as
	of	Realized	Unrealized					Transfers	Transfers	of
	October	Gain	Appreciation		Net			Into	Out of	January
	31, 2010	(Loss)	(Depreciation)		Amortization	Purchases	Sales	Level 3 *	Level 3*	31, 2011
Assets:
Asset & Commercial Mortgage
Backed Securities	$12,294	$(1,194)	$4,104	†	$(111)	$3,575	$(791)	$—	$(1,441)	$16,436
Corporate Bonds	4,000	—	7	‡	—	2,499	—	—	(4,000)	2,506
Total	$16,294	$(1,194)	$4,111		$(111)	$6,074	$(791)	$—	$(5,441)	$18,942

*	Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1) Securities where trading has been halted (transfer into Level 3) or securities where trading has resumed (transfer out of Level 3).
2) Broker quoted securities (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3) Securities that have certain restrictions on trading (transfer into Level 3) or securities where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation or depreciation in the current period relating to assets still held at January 31, 2011 was $2,915.
‡	Change in unrealized appreciation or depreciation in the current period relating to assets still held at January 31, 2011 was $7.

12

The Hartford Small Company Fund
Schedule of Investments
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.5%
	Automobiles & Components - 1.1%
83	Amerigon, Inc. ●	$907
78	Dana Holding Corp. ●	1,389
52	Tenneco Automotive, Inc. ●	2,166
30	Tesla Motors, Inc. ●	733
84	Thor Industries, Inc.	3,110
		8,305
	Banks - 1.0%
125	Boston Private Financial Holdings, Inc.	839
32	Columbia Banking Systems, Inc.	633
7	First Midwest Bancorp, Inc.	82
112	Flushing Financial Corp.	1,599
35	Hudson Valley Holding Corp.	777
59	MGIC Investment Corp. ●	492
68	Northwest Bancshares, Inc.	791
22	Signature Bank ●	1,149
21	Southside Bancshares, Inc.	446
20	Wintrust Financial Corp.	661
		7,469
	Capital Goods - 10.1%
39	A.O. Smith Corp.	1,658
18	Aaon, Inc.	472
26	Acuity Brands, Inc.	1,408
295	Aecom Technology Corp. ●	8,641
180	AerCap Holdings N.V. ●	2,689
13	AGCO Corp. ●	639
86	Altra Holdings, Inc. ●	1,792
58	Applied Industrial Technologies, Inc.	1,848
349	ArvinMeritor, Inc. ●	7,632
27	AZZ, Inc.	1,068
20	Carlisle Cos., Inc.	760
54	Ceradyne, Inc. ●	1,910
46	Chart Industries, Inc. ●	1,687
39	Commercial Vehicles Group, Inc. ●	626
19	Crane Co.	846
74	DigitalGlobe, Inc. ●	2,279
43	Dycom Industries, Inc. ●	691
27	EMCOR Group, Inc. ●	804
27	Esterline Technologies Corp. ●	1,893
55	Foster Wheeler AG ●	2,022
30	Franklin Electric Co., Inc.	1,220
89	GrafTech International Ltd. ●	1,860
24	Harsco Corp.	788
40	Kaydon Corp.	1,556
54	Kratos Defense & Security ●	757
23	Lennox International, Inc.	1,116
11	Lindsay Corp.	719
25	Michael Baker Corp. ●	765
40	Moog, Inc. Class A ●	1,697
20	Nordson Corp.	1,883
479	RSC Holdings, Inc. ●	5,727
155	Rush Enterprises, Inc. ●	2,952
25	TAL International Group, Inc.	771
30	Teledyne Technologies, Inc. ●	1,439
27	Textainer Group Holdings Ltd.	843
21	TransDigm Group, Inc. ●	1,588
46	Trex Co., Inc. ●	1,066
74	Trimas Corp. ●	1,401
360	United Rentals, Inc. ●	9,585
60	Wabash National Corp. ●	685
19	Woodward, Inc.	633
		80,416
	Commercial & Professional Services - 3.4%
7	Advisory Board Co. ●	332
151	APAC TeleServices, Inc. ●	833
10	Consolidated Graphics, Inc. ●	510
251	Corrections Corp. of America ●	6,236
39	Deluxe Corp.	962
185	Geo Group, Inc. ●	4,387
170	Knoll, Inc.	2,845
373	Sykes Enterprises, Inc. ●	7,266
35	Towers Watson & Co.	1,904
33	TrueBlue, Inc. ●	565
11	United Stationers, Inc. ●	705
		26,545
	Consumer Durables & Apparel - 6.0%
247	Brunswick Corp.	4,927
83	Carter's, Inc. ●	2,304
78	Columbia Sportswear Co.	4,785
267	Crocs, Inc. ●	4,380
164	Eastman Kodak Co. ●	602
293	Hanesbrands, Inc. ●	6,745
50	Iconix Brand Group, Inc. ●	988
45	Maidenform Brands, Inc. ●	1,148
31	Polaris Industries, Inc.	2,381
203	Quiksilver, Inc. ●	909
45	Skechers USA, Inc. Class A ●	915
263	Tempur-Pedic International, Inc. ●	11,469
92	Under Armour, Inc. Class A ●	5,525
15	Warnaco Group, Inc. ●	753
		47,831
	Consumer Services - 4.1%
22	Bally Technologies, Inc. ●	897
232	Cheesecake Factory, Inc. ●	6,832
564	Domino's Pizza UK & IRL plc	4,882
245	Domino's Pizza, Inc. ●	4,011
195	Estacio Participacoes S.A.	2,812
64	Grand Canyon Education, Inc. ●	1,150
58	K12, Inc. ●	1,572
50	Lincoln Educational Services Corp.	760
39	P.F. Chang's China Bistro, Inc.	1,806
135	Penn National Gaming, Inc. ●	4,817
42	Regis Corp.	695
19	Steiner Leisure Ltd. ●	829
55	Texas Roadhouse, Inc. ●	917
54	Whistler Blackcomb Holdings, Inc.	658
		32,638
	Diversified Financials - 2.3%
101	BGC Partners, Inc.	819
29	Cetip S.A. - Balcao Organizado	378
58	Compass Diversified Holdings	1,000
182	Cowen Group, Inc. Class A ●	822
54	Dollar Financial Corp. ●	1,639
97	Evercore Partners, Inc.	3,135
43	Ezcorp, Inc. ●	1,158
66	Fifth Street Finance Corp.	874
93	Gain Capital Holdings, Inc. ●	891
60	Knight Capital Group, Inc. ●	836
50	Stifel Financial ●	3,214
95	Uranium Participation Corp. ●	865

1

The Hartford Small Company Fund
Schedule of Investments — (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.5% - (continued)
	Diversified Financials - 2.3% - (continued)
53	Waddell and Reed Financial, Inc.	$1,908
15	World Acceptance Corp. ●	853
		18,392
	Energy - 5.6%
29	Approach Resources, Inc. ●	776
15	Berry Petroleum Co.	709
135	BPZ Resources, Inc. ●	779
78	C&J Energy Services, Inc. ⌂●†	858
117	Cabot Oil & Gas Corp.	4,888
53	Complete Production Services, Inc. ●	1,467
176	CVR Energy, Inc. ●	3,041
68	Dril-Quip, Inc. ●	5,272
273	Global Industries ●	2,190
58	Harvest Natural Resources, Inc. ●	650
95	Karoon Gas Australia Ltd. ●	711
289	Kodiak Oil & Gas Corp. ●	1,834
1,356	Oilsands Quest, Inc. ●	746
102	Overseas Shipholding Group, Inc.	3,406
120	Patriot Coal Corp. ●	3,146
49	Petroleum Development Corp. ●	2,212
195	Rosetta Resources, Inc. ●	7,775
21	SM Energy Co.	1,278
18	Swift Energy Co. ●	768
134	Vaalco Energy, Inc. ●	977
389	Vantage Drilling Co. ●	724
		44,207
	Food & Staples Retailing - 0.4%
92	Fresh Market, Inc. ●	3,385

	Food, Beverage & Tobacco - 1.6%
153	Darling International, Inc. ●	2,077
81	GrainCorp Ltd.	607
251	Green Mountain Coffee Roasters, Inc. ●	8,428
77	Viterra, Inc.	898
22	Zhongpin, Inc. ●	424
		12,434
	Health Care Equipment & Services - 8.4%
238	Abiomed, Inc. ●	2,328
239	Allscripts Healthcare Solutions, Inc. ●	5,041
67	American Medical Systems Holdings ●	1,310
41	AmSurg Corp. ●	868
92	Angiodynamics, Inc. ●	1,497
27	Corvel Corp. ●	1,373
45	Cyberonics, Inc. ●	1,461
114	Dexcom, Inc. ●	1,602
31	Ensign Group, Inc.	744
120	Gen-Probe, Inc. ●	7,551
33	Greatbatch, Inc. ●	780
29	Hanger Orthopedic Group, Inc. ●	598
39	HealthSouth Corp. ●	880
67	Healthspring, Inc. ●	2,036
61	Heartware International, Inc. ●	5,635
22	ICU Medical, Inc. ●	847
26	LHC Group, Inc. ●	694
50	Masimo Corp.	1,490
11	MEDNAX, Inc. ●	741
129	NuVasive, Inc. ●	3,594
54	Owens & Minor, Inc.	1,605
136	SXC Health Solutions Corp. ●	6,531
30	U.S. Physical Therapy, Inc. ●	570
195	Volcano Corp. ●	5,114
204	Wellcare Health Plans, Inc. ●	6,099
138	Zoll Medical Corp. ●	5,690
		66,679
	Household & Personal Products - 0.5%
57	China-Biotics, Inc. ●	823
22	Medifast, Inc. ●	521
85	Nu Skin Enterprises, Inc. Class A	2,547
		3,891
	Insurance - 0.7%
18	Allied World Assurance Holdings Ltd.	1,098
58	Amerisafe, Inc. ●	1,026
200	Assured Guaranty Ltd.	2,894
17	Platinum Underwriters Holdings Ltd.	743
		5,761
	Materials - 2.4%
24	Allied Nevada Gold Corp. ●	621
16	AptarGroup, Inc.	755
52	Georgia Gulf Corp. ●	1,374
778	Huabao International Holdings Ltd.	1,158
102	Jaguar Mining, Inc. ●	605
11	LSB Industries, Inc. ●	341
158	Methanex Corp. ADR	4,300
12	Molycorp, Inc. ●	557
87	New Gold, Inc. ●	701
66	Olin Corp.	1,282
22	Rock Tenn Co. Class A	1,499
93	Silgan Holdings, Inc.	3,475
65	Stillwater Mining Co. ●	1,414
19	TPC Group, Inc. ●	589
48	Winpak Ltd.	578
		19,249
	Media - 0.6%
268	Cinemark Holdings, Inc.	4,541

	Pharmaceuticals, Biotechnology & Life Sciences - 8.0%
148	Alkermes, Inc. ●	1,913
47	Ardea Biosciences, Inc. ●	1,258
239	Arena Pharmaceuticals, Inc. ●	378
67	Auxilium Pharmaceuticals, Inc. ●	1,525
110	Bruker Corp. ●	1,918
152	Cadence Pharmaceuticals, Inc. ●	1,183
70	Celera Corp. ●	432
18	Celldex Therapeutics, Inc. ●	67
97	Cubist Pharmaceuticals, Inc. ●	2,118
106	Exelixis, Inc. ●	916
284	Incyte Corp. ●	4,180
107	Inspire Pharmaceuticals, Inc. ●	421
63	Ironwood Pharmaceuticals, Inc. ●	679
169	Medicines Co. ●	2,642
32	Momenta Pharmaceuticals, Inc. ●	409
140	Onyx Pharmaceuticals, Inc. ●	4,937
247	PAREXEL International Corp. ●	5,728
314	Pharmaceutical Product Development, Inc.	9,156
93	Pharmasset, Inc. ●	4,517
192	Regeneron Pharmaceuticals, Inc. ●	6,454
174	Rigel Pharmaceuticals, Inc. ●	1,167
175	Salix Pharmaceuticals Ltd. ●	7,152

2

The Hartford Small Company Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.5% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 8.0% - (continued)
280	Seattle Genetics, Inc. ●	$4,585
		63,735
	Real Estate - 0.7%
102	Anworth Mortgage Asset Corp.	699
58	Capstead Mortgage Corp.	736
51	Colonial Properties Trust	973
25	Hatteras Financial Corp.	703
75	Medical Properties Trust, Inc.	820
155	MFA Mortgage Investments, Inc.	1,269
		5,200
	Retailing - 5.8%
178	Big Lots, Inc. ●	5,646
160	Brown (N) Group plc	726
29	Cato Corp.	704
88	Children's Place Retail Stores, Inc. ●	3,675
39	Citi Trends, Inc. ●	886
42	Core-Mark Holding Co., Inc. ●	1,429
733	Debenhams plc	770
150	Dick's Sporting Goods, Inc. ●	5,429
50	DSW, Inc. ●	1,666
16	Guess?, Inc.	697
124	Hot Topic, Inc.	671
33	Joseph A. Bank Clothiers, Inc. ●	1,420
188	LKQ Corp. ●	4,530
142	Lumber Liquidators Holdings, Inc. ●	3,962
55	Nutri/System, Inc.	1,037
63	Overstock.com, Inc. ●	944
65	Shutterfly, Inc. ●	2,161
129	Talbots, Inc. ●	705
141	Ulta Salon, Cosmetics & Fragrances, Inc. ●	5,206
128	Williams-Sonoma, Inc.	4,134
		46,398
	Semiconductors & Semiconductor Equipment - 4.6%
369	Applied Micro Circuits Corp. ●	3,630
18	Cabot Microelectronics Corp. ●	802
81	Cavium Networks, Inc. ●	3,221
16	Cymer, Inc. ●	797
177	Cypress Semiconductor Corp. ●	3,823
252	GT Solar International, Inc. ●	2,788
74	MIPS Technologies, Inc. Class A ●	915
156	OmniVision Technologies, Inc. ●	4,038
115	ON Semiconductor Corp. ●	1,272
100	PMC - Sierra, Inc. ●	778
43	RDA Microelectronics, Inc. ●	577
179	RF Micro Devices, Inc. ●	1,200
379	Skyworks Solutions, Inc. ●	12,041
24	Tessera Technologies, Inc. ●	407
		36,289
	Software & Services - 14.4%
111	Ancestry.com, Inc. ●	3,959
236	Ariba, Inc. ●	6,618
60	AsiaInfo-Linkage, Inc. ●	1,288
642	Cadence Design Systems, Inc. ●	5,574
152	Commvault Systems, Inc. ●	4,706
79	Concur Technologies, Inc. ●	4,055
51	Constant Contact, Inc. ●	1,422
57	CSG Systems International, Inc. ●	1,103
57	Demand Media, Inc. ●	1,163
12	Dice Holdings, Inc. ●	161
50	Envestnet, Inc. ●	710
73	Fortinet, Inc. ●	2,795
129	Informatica Corp. ●	6,006
81	j2 Global Communications, Inc. ●	2,241
67	JDA Software Group, Inc. ●	2,035
55	Kit Digital, Inc. ●	751
9	Mercadolibre, Inc. ●	583
62	Net 1 UEPS Technologies, Inc. ●	719
36	Nuance Communications, Inc. ●	740
221	Parametric Technology Corp. ●	4,919
24	Progress Software Corp. ●	688
137	Quest Software, Inc. ●	3,543
216	Quinstreet, Inc. ●	4,856
27	Rackspace Hosting, Inc. ●	909
118	Reald, Inc. ●	2,789
121	RealPage, Inc. ●	3,301
44	RightNow Technologies, Inc. ●	1,133
154	Sapient Corp.	1,839
94	Solarwinds, Inc. ●	1,767
46	Solera Holdings, Inc.	2,388
30	Sourcefire, Inc. ●	738
297	SuccessFactors, Inc. ●	8,638
69	Syntel, Inc.	3,855
77	The Knot, Inc. ●	854
355	Tibco Software, Inc. ●	7,804
35	TiVo, Inc. ●	339
37	Totvs S.A.	3,605
155	United Online, Inc.	1,096
24	Velti plc ●	341
186	VeriFone Systems, Inc. ●	7,447
50	Vistaprint N.V. ●	2,509
50	Wright Express Corp. ●	2,352
		114,339
	Technology Hardware & Equipment - 9.2%
1,394	AAC Acoustic Technologies	3,779
88	Acme Packet, Inc. ●	4,730
132	ADTRAN, Inc.	5,415
63	Arris Group, Inc. ●	782
220	Aruba Networks, Inc. ●	4,735
125	Brocade Communications Systems, Inc. ●	707
71	Comverse Technology, Inc. ●	463
59	Emulex Corp. ●	677
35	Fabrinet ●	826
209	Finisar Corp. ●	6,961
30	Interdigital, Inc.	1,430
579	Jabil Circuit, Inc.	11,706
244	JDS Uniphase Corp. ●	4,134
154	Mitel Networks Corp. ●	907
38	Multi-Fineline Electronix, Inc. ●	1,098
22	Netgear, Inc. ●	766
79	Oplink Communications, Inc. ●	1,960
28	Park Electrochemical Corp.	844
44	Plantronics, Inc.	1,549
237	Polycom, Inc. ●	10,407
466	Power-One, Inc. ●	4,982
87	Riverbed Technology, Inc. ●	3,105
53	Xyratex Ltd. ●	700
		72,663
	Telecommunication Services - 0.7%
16	AboveNet, Inc.	923

3

The Hartford Small Company Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.5% - (continued)
	Telecommunication Services - 0.7% - (continued)
273	MetroPCS Communications, Inc. ●	$3,535
49	Neutral Tandem, Inc. ●	743
23	NTELOS Holdings Corp.	465
		5,666
	Transportation - 4.4%
77	Allegiant Travel Co.	3,561
124	Con-way, Inc.	4,206
89	Copa Holdings S.A. Class A	5,013
198	J.B. Hunt Transport Services, Inc.	8,138
13	Kirby Corp. ●	617
336	Localiza Rent a Car S.A.	5,053
31	Marten Transport Ltd.	669
185	Old Dominion Freight Line, Inc. ●	5,939
54	Werner Enterprises, Inc.	1,319
		34,515
	Utilities - 0.5%
34	Portland General Electric Co.	766
59	UniSource Energy Corp.	2,116
29	Westar Energy, Inc.	745
		3,627
	Total common stocks
	(cost $615,876)	$764,175

PREFERRED STOCKS - 0.1%
	Consumer Durables & Apparel - 0.1%
6	Callaway Golf Co., 7.50% ۞	$771

	Total preferred stocks
	(cost $715)	$771

EXCHANGE TRADED FUNDS - 0.7%
	Other Investment Pools and Funds - 0.7%
64	iShares Russell 2000 Growth Index Fund	$5,567

	Total exchange traded funds
	(cost $5,269)	$5,567

	Total long-term investments
	(cost $621,860)	$770,513

SHORT-TERM INVESTMENTS - 2.3%
	Repurchase Agreements - 2.3%
	Bank of America Merrill Lynch TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2011 in the amount of $2,139,
	collateralized by FNMA 3.50% - 4.00%,
	2026 - 2040, value of $2,182)
$2,139	0.22%, 01/31/2011	$2,139
	Barclays Capital TriParty Joint Repurchase
	Agreement (maturing on 02/01/2011 in the
	amount of $7,681, collateralized by
	FHLMC 0.18% - 4.00%, 2012 - 2025,
	FNMA 3.50% - 6.00%, 2025 - 2039, value
	of $7,835)
7,681	0.22%, 01/31/2011	7,681
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2011 in the amount of $8,436,
	collateralized by GNMA 4.00% - 7.00%,
	2034 - 2041, value of $8,604)
8,436	0.22%, 01/31/2011		8,436
	UBS Securities, Inc. Joint Repurchase
	Agreement (maturing on 02/01/2011 in the
	amount of $17, collateralized by U.S.
	Treasury Bill 0.88%, 2011, value of $17)
17	0.20%, 01/31/2011		17
			18,273
	Total short-term investments
	(cost $18,273)		$18,273

	Total investments
	(cost $640,133) ▲	99.6%	$788,786
	Other assets and liabilities	0.4%	3,489
	Total net assets	100.0%	$792,275

4

The Hartford Small Company Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 5.4% of total net assets at January 31, 2011.

Prices of foreign equities that are principally traded on certain foreign markets are adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2011, the cost of securities for federal income tax purposes was $646,331 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$157,903
Unrealized Depreciation	(15,448)
Net Unrealized Appreciation	$142,455

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund's Board of Directors at January 31, 2011, was $858, which represents 0.11% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

۞	Convertible security.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
12/2010	78	C&J Energy Services, Inc. - 144A	$780

The aggregate value of these securities at January 31, 2011, was $858, which represents 0.11% of total net assets.

Foreign Currency Contracts Outstanding at January 31, 2011

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Australian Dollar	JP Morgan Securities	Buy	$310	$309	02/01/2011	$1
British Pound	RBS Securities	Buy	82	81	02/01/2011	1
Hong Kong Dollar	Westpac International	Sell	419	419	02/07/2011	–
						$2

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

5

The Hartford Small Company Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$764,175	$750,684	$12,633	$858
Exchange Traded Funds	5,567	5,567	–	–
Preferred Stocks	771	–	771	–
Short-Term Investments	18,273	–	18,273	–
Total	$788,786	$756,251	$31,677	$858
Foreign Currency Contracts *	2	–	2	–
Total	$2	$–	$2	$–
Liabilities:
Foreign Currency Contracts *	–	–	–	–
Total	$–	$–	$–	$–

♦	For the three-month period ended January 31, 2011, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance		Change in							Balance
	as of	Realized	Unrealized					Transfers	Transfers	as of
	October	Gain	Appreciation		Net			Into	Out of	January
	31, 2010	(Loss)	(Depreciation)		Amortization	Purchases	Sales	Level 3 *	Level 3*	31, 2011
Assets:
Common Stocks	$397	$—	$78	†	$—	$780	$—	$—	$(397)	$858
Total	$397	$—	$78		$—	$780	$—	$—	$(397)	$858

*	Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1) Securities where trading has been halted (transfer into Level 3) or securities where trading has resumed (transfer out of Level 3).
2) Broker quoted securities (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3) Securities that have certain restrictions on trading (transfer into Level 3) or securities where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation or depreciation in the current period relating to assets still held at January 31, 2011 was $78.

6

The Hartford Small/Mid Cap Equity Fund
Schedule of Investments
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.5%
	Automobiles & Components - 2.8%
6	Autoliv, Inc.	$464
6	BorgWarner, Inc. ●	428
19	Dana Holding Corp. ●	336
10	Gentex Corp.	320
5	Lear Corp. ●	570
22	Spartan Motors, Inc.	139
13	Stoneridge, Inc. ●	188
11	Superior Industries International	215
6	Tenneco Automotive, Inc. ●	261
9	TRW Automotive Holdings Corp. ●	515
		3,436
	Banks - 3.3%
6	Bank of Hawaii Corp.	278
4	Bank of the Ozarks, Inc.	180
4	BOK Financial Corp.	185
29	Capitol Federal Financial	358
5	Citizens & Northern Corp.	83
7	Commerce Bankshares, Inc.	286
7	Community Bank System, Inc.	178
4	Cullen/Frost Bankers, Inc.	254
1	First Citizens Bancshares Class A	199
15	First Horizon National Corp. ●	171
15	First Interstate Bancsystem, Inc.	193
9	FirstMerit Corp.	164
28	Huntington Bancshares, Inc.	201
7	NBT Bancorp	162
97	Popular, Inc. ●	312
9	Southside Bancshares, Inc.	203
4	SVB Financial Group ●	219
11	TCF Financial Corp.	160
8	Trustmark Corp.	190
		3,976
	Capital Goods - 8.6%
6	A.O. Smith Corp.	265
45	Advanced Battery Technologies, Inc. ●	169
7	Aecom Technology Corp. ●	192
6	AGCO Corp. ●	311
7	AMETEK, Inc.	272
8	Applied Industrial Technologies, Inc.	255
6	Armstrong World Industries, Inc.	237
5	Brady Corp. Class A	176
12	Briggs & Stratton Corp.	235
7	Chicago Bridge & Iron Co. N.V. ●	244
4	Cubic Corp.	182
7	DigitalGlobe, Inc. ●	210
5	Donaldson Co., Inc.	294
7	DXP Enterprises, Inc. ●	161
12	Dynamic Materials Corp.	232
10	EMCOR Group, Inc. ●	302
5	Enpro Industries, Inc. ●	216
3	Fluor Corp.	239
3	Gardner Denver Machinery, Inc.	195
5	General Cable Corp. ●	198
4	GeoEye, Inc. ●	171
11	Global Defense Technology & Systems, Inc. ●	187
3	Heico Corp.	174
4	IDEX Corp.	171
4	Jacobs Engineering Group, Inc. ●	180
6	Kaydon Corp.	250
9	KBR, Inc.	300
12	L.B. Foster Co. Class A ●	463
3	L-3 Communications Holdings, Inc.	214
34	LSI Industries, Inc.	256
23	Manitowoc Co., Inc.	305
2	Nacco Industries, Inc. Class A	154
8	Owens Corning, Inc. ●	263
6	Powell Industries, Inc. ●	218
11	Quanex Building Products Corp.	212
5	Shaw Group, Inc. ●	170
3	SPX Corp.	247
4	Teledyne Technologies, Inc. ●	202
4	Thomas & Betts Corp. ●	221
7	Timken Co.	351
3	Toro Co.	198
13	Tutor Perini Corp.	300
4	Valmont Industries, Inc.	390
3	Wabco Holdings, Inc. ●	175
3	WESCO International, Inc. ●	189
		10,546
	Commercial & Professional Services - 4.3%
7	ABM Industries, Inc.	190
22	ACCO Brands Corp. ●	178
9	Administaff, Inc.	260
42	American Reprographics Co. LLC ●	338
6	Brink's Co.	168
10	CDI Corp.	160
42	EnergySolutions, Inc.	247
8	Equifax, Inc. ●	286
3	IHS, Inc. ●	248
15	Kelly Services, Inc. ●	303
12	Kforce, Inc. ●	207
24	Kimball International, Inc.	160
4	Manpower, Inc.	261
9	McGrath RentCorp	221
33	Metalico, Inc. ●	180
8	Pitney Bowes, Inc.	188
8	Robert Half International, Inc.	261
27	SFN Group, Inc. ●	263
16	Standard Parking Corp. ●	284
9	Team, Inc. ●	233
3	United Stationers, Inc. ●	187
7	VSE Corp.	196
6	Waste Connections, Inc.	177
		5,196
	Consumer Durables & Apparel - 2.2%
15	Crocs, Inc. ●	239
4	Fossil, Inc. ●	293
7	Kenneth Cole Productions, Inc. Class A ●	102
13	Leggett & Platt, Inc.	294
12	Newell Rubbermaid, Inc.	235
5	Polaris Industries, Inc.	403
86	Quiksilver, Inc. ●	384
94	Sealy Corp. ●	250
13	Sturm Ruger & Co., Inc.	201
5	Warnaco Group, Inc. ●	270
		2,671
	Consumer Services - 3.5%
4	Bally Technologies, Inc. ●	160
5	BJ's Restaurants, Inc. ●	187
6	Bob Evans Farms, Inc.	184

1

The Hartford Small/Mid Cap Equity Fund
Schedule of Investments — (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.5% - (continued)
	Consumer Services - 3.5% - (continued)
10	California Pizza Kitchen, Inc. ●	$166
9	Career Education Corp. ●	195
1	Chipotle Mexican Grill, Inc. ●	303
10	CPI Corp.	195
3	Cracker Barrel Old Country Store, Inc.	176
4	DeVry, Inc.	192
18	Domino's Pizza, Inc. ●	298
9	International Game Technology	158
13	Interval Leisure Group, Inc. ●	205
4	ITT Educational Services, Inc. ●	289
20	McCormick & Schmick's Seafood ●	180
4	P.F. Chang's China Bistro, Inc.	164
2	Panera Bread Co. Class A ●	225
5	Penn National Gaming, Inc. ●	182
6	Pre-Paid Legal Services, Inc. ●	413
19	Regis Corp.	312
1	Strayer Education, Inc.	174
		4,358
	Diversified Financials - 3.6%
33	Advance America Cash Advance Centers, Inc.	203
12	Artio Global Investors, Inc.	177
27	BGC Partners, Inc.	215
8	Cash America International, Inc.	318
8	Eaton Vance Corp.	252
6	Evercore Partners, Inc.	191
6	Ezcorp, Inc. ●	171
9	Federated Investors, Inc.	238
11	First Cash Financial Services, Inc. ●	347
20	Gladstone Capital Corp.	209
3	Green Dot Corp. ●	208
13	International Assets Holding Corp. ●	296
7	Invesco Ltd.	171
15	MarketAxess Holdings, Inc.	300
10	Moody's Corp.	288
7	MSCI, Inc. ●	241
9	Raymond James Financial, Inc.	341
18	TICC Capital Corp.	224
		4,390
	Energy - 8.9%
6	Alpha Natural Resources, Inc. ●	344
11	Arch Coal, Inc.	363
8	Atwood Oceanics, Inc. ●	304
4	Berry Petroleum Co.	173
2	Clayton Williams Energy, Inc. ●	197
21	Cloud Peak Energy, Inc. ●	481
7	Complete Production Services, Inc. ●	185
4	Concho Resources, Inc. ●	355
5	Core Laboratories N.V.	470
3	Diamond Offshore Drilling, Inc.	213
8	Dresser-Rand Group, Inc. ●	389
13	El Paso Corp.	213
9	Exterran Holdings, Inc. ●	217
13	Frontier Oil Corp.	280
16	Green Plains Renewable Energy ●	178
5	Helmerich & Payne, Inc.	299
5	Holly Corp.	260
25	International Coal Group, Inc. ●	228
3	Lufkin Industries, Inc.	187
3	Massey Energy Co.	208
2	Murphy Oil Corp.	163
43	Newpark Resources, Inc. ●	256
3	Noble Energy, Inc.	250
4	Oceaneering International, Inc. ●	323
4	Oil States International, Inc. ●	297
5	Peabody Energy Corp.	290
5	Plains Exploration & Production Co. ●	190
5	Rowan Companies, Inc. ●	176
11	RPC, Inc.	197
3	Seacor Holdings, Inc.	280
3	SM Energy Co.	174
13	Southern Union Co.	348
8	Spectra Energy Corp.	214
10	Stone Energy Corp. ●	227
5	Sunoco, Inc.	204
14	Tesoro Corp.	275
11	Valero Energy Corp.	267
14	W&T Offshore, Inc.	286
24	Western Refining, Inc. ●	296
2	Whiting Petroleum Corp. ●	305
7	World Fuel Services Corp.	275
		10,837
	Food & Staples Retailing - 1.5%
5	BJ's Wholesale Club, Inc. ●	215
5	Casey's General Stores, Inc.	191
12	Pantry, Inc. ●	193
5	Ruddick Corp.	172
14	Safeway, Inc.	289
39	Supervalu, Inc.	286
5	Village Super Market, Inc. Class A	167
5	Weis Markets	198
3	Whole Foods Market, Inc.	165
		1,876
	Food, Beverage & Tobacco - 1.2%
16	Darling International, Inc. ●	221
12	Del Monte Foods Co.	221
6	Flowers Foods, Inc.	159
3	Hormel Foods Corp.	168
3	Lorillard, Inc.	222
11	Smithfield Foods, Inc. ●	213
16	Tyson Foods, Inc. Class A	255
		1,459
	Health Care Equipment & Services - 5.8%
14	America Service Group, Inc.	244
4	Amerigroup Corp. ●	220
9	Bio-Reference Laboratories ●	210
6	Catalyst Health Solutions ●	275
6	Centene Corp. ●	177
4	Chemed Corp.	234
9	Community Health Systems, Inc. ●	310
11	Coventry Health Care, Inc. ●	326
16	CryoLife, Inc. ●	84
34	Five Star Quality Care, Inc. ●	212
21	Health Management Associates, Inc. Class A ●	194
10	Health Net, Inc. ●	293
11	Hologic, Inc. ●	223
4	Humana, Inc. ●	233
7	Invacare Corp.	185
15	Kindred Healthcare, Inc. ●	286
3	Magellan Health Services, Inc. ●	159
2	MEDNAX, Inc. ●	161

2

The Hartford Small/Mid Cap Equity Fund
Schedule of Investments — (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.5% - (continued)
	Health Care Equipment & Services - 5.8% - (continued)
13	Merit Medical Systems, Inc. ●	$186
7	Molina Healthcare, Inc. ●	202
3	MWI Veterinary Supply, Inc. ●	190
15	Natus Medical, Inc. ●	219
8	Omnicare, Inc.	214
15	Owens & Minor, Inc.	447
9	Patterson Cos., Inc.	311
18	PharMerica Corp. ●	205
13	PSS World Medical, Inc. ●	311
34	Spectranetics Corp. ●	158
5	SXC Health Solutions Corp. ●	250
7	Thoratec Corp. ●	161
4	Universal Health Services, Inc. Class B	168
		7,048
	Household & Personal Products - 0.9%
3	Church & Dwight Co., Inc.	183
4	Herbalife Ltd.	255
8	Nu Skin Enterprises, Inc. Class A	246
27	Prestige Brands Holdings, Inc. ●	299
		983
	Insurance - 2.8%
11	American Financial Group, Inc.	367
3	Arch Capital Group Ltd. ●	245
10	Aspen Insurance Holdings Ltd.	309
5	Axis Capital Holdings Ltd.	195
7	Brown & Brown, Inc.	178
29	CNO Financial Group, Inc. ●	184
4	Endurance Specialty Holdings Ltd.	180
13	First American Financial	202
8	HCC Insurance Holdings, Inc.	237
9	Horace Mann Educators Corp.	164
17	Meadowbrook Insurance Group, Inc.	159
6	Reinsurance Group of America, Inc.	338
4	StanCorp Financial Group, Inc.	178
4	Transatlantic Holdings, Inc.	230
7	Validus Holdings Ltd.	207
		3,373
	Materials - 6.6%
5	Albemarle Corp.	258
3	AptarGroup, Inc.	168
4	Ashland, Inc.	214
6	Ball Corp.	434
8	Bemis Co., Inc.	252
30	Boise, Inc.	271
5	Cabot Corp.	205
4	Clearwater Paper Corp. ●	328
3	Compass Minerals Group, Inc.	252
12	Crown Holdings, Inc. ●	389
4	Cytec Industries, Inc.	217
5	Ecolab, Inc.	237
14	Graham Packaging Co., Inc. ●	243
5	International Flavors & Fragrances, Inc.	309
7	Koppers Holdings, Inc.	262
6	LSB Industries, Inc. ●	188
5	Minerals Technologies, Inc.	331
13	Noranda Aluminium Holding Corp. ●	191
25	Omnova Solutions, Inc. ●	174
5	Reliance Steel & Aluminum	253
3	Rock Tenn Co. Class A	220
6	Rockwood Holdings, Inc. ●	235
15	Sealed Air Corp.	407
5	Sensient Technologies Corp.	162
3	Sherwin-Williams Co.	226
5	Silgan Holdings, Inc.	190
11	Sonoco Products Co.	388
9	STR Holdings, Inc. ●	155
11	Titanium Metals Corp. ●	200
5	Valspar Corp.	187
4	Walter Energy, Inc.	507
		8,053
	Media - 1.2%
22	A.H. Belo Corp. Class A ●	178
5	Arbitron, Inc.	228
26	Carmike Cinemas, Inc. ●	170
22	Gannett Co., Inc.	330
24	Interpublic Group of Cos., Inc. ●	252
11	Valassis Communications, Inc. ●	331
		1,489
	Pharmaceuticals, Biotechnology & Life Sciences - 3.5%
5	Alexion Pharmaceuticals, Inc. ●	421
29	Cambrex Corp. ●	133
4	Cephalon, Inc. ●	217
10	Cepheid, Inc. ●	249
8	Charles River Laboratories International, Inc. ●	294
5	Covance, Inc. ●	258
26	Cumberland Pharmaceuticals, Inc. ●	160
9	Endo Pharmaceuticals Holdings, Inc. ●	298
9	Genomic Health, Inc. ●	200
9	Impax Laboratories, Inc. ●	220
11	Incyte Corp. ●	164
19	King Pharmaceuticals, Inc. ●	268
4	Life Technologies Corp. ●	224
8	Medicis Pharmaceutical Corp. Class A	201
11	Myriad Genetics, Inc. ●	224
37	PDL Biopharma, Inc.	181
9	PerkinElmer, Inc.	219
10	ViroPharma, Inc. ●	164
9	Warner Chilcott plc	211
		4,306
	Real Estate - 6.7%
14	Agree Realty Corp.	328
3	Alexandria Real Estate Equities, Inc.	193
8	AMB Property Corp.	259
22	Ashford Hospitality ●	213
3	Camden Property Trust	189
25	CB Richard Ellis Group, Inc. Class A ●	564
14	CBL & Associates Properties	232
6	CommonWealth REIT	170
4	Equity Lifestyle Properties, Inc.	253
2	Essex Property Trust, Inc.	238
9	Extra Space Storage, Inc.	181
20	Forest City Enterprises, Inc. Class A ●	334
15	General Growth Properties, Inc. ●	225
64	Glimcher Realty Trust	560
14	Government Properties Income Trust	350
4	Health Care, Inc.	199
42	Hersha Hospitality Trust	274
25	Investors Real Estate Trust	224
3	Jones Lang LaSalle, Inc.	244

3

The Hartford Small/Mid Cap Equity Fund
Schedule of Investments — (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.5% - (continued)
	Real Estate - 6.7% - (continued)
8	Macerich Co.	$387
3	Mid-America Apartment Communities, Inc.	191
54	Newcastle Investment Corp. ●	360
6	Post Properties, Inc.	219
3	PS Business Parks, Inc.	190
10	Rayonier, Inc.	570
5	Realty Income Corp.	187
8	Sun Communities, Inc.	256
8	Tanger Factory Outlet Center	209
5	Taubman Centers, Inc.	257
8	Weingarten Realty Investments	192
		8,248
	Retailing - 4.8%
9	Aeropostale, Inc. ●	216
15	American Eagle Outfitters, Inc.	215
9	Ascena Retail Group, Inc. ●	247
7	Big Lots, Inc. ●	210
5	CarMax, Inc. ●	173
12	Cato Corp.	300
25	Chico's FAS, Inc.	272
8	Collective Brands, Inc. ●	171
6	Core-Mark Holding Co., Inc. ●	202
10	Foot Locker, Inc.	171
13	GameStop Corp. Class A ●	283
6	Genuine Parts Co.	285
5	Guess?, Inc.	230
4	J. Crew Group, Inc. ●	169
3	Jo-Ann Stores, Inc. ●	169
14	Kirklands, Inc. ●	185
10	Nutri/System, Inc.	195
15	PetMed Express, Inc.	224
8	PetSmart, Inc.	317
10	RadioShack Corp.	145
6	Rent-A-Center, Inc.	192
5	Ross Stores, Inc.	307
14	Sally Beauty Co., Inc. ●	178
11	The Finish Line, Inc.	173
4	Tractor Supply Co.	209
73	Wet Seal, Inc. Class A ●	251
5	Williams-Sonoma, Inc.	171
		5,860
	Semiconductors & Semiconductor Equipment - 3.0%
24	Anadigics, Inc. ●	163
36	Atmel Corp. ●	481
10	ATMI, Inc. ●	200
8	Ceva, Inc. ●	196
18	IXYS Corp. ●	199
17	Micrel, Inc.	233
13	Microsemi Corp. ●	281
32	Mindspeed Technologies, Inc. ●	222
18	ON Semiconductor Corp. ●	197
59	Photronics, Inc. ●	388
25	PMC - Sierra, Inc. ●	193
40	RF Micro Devices, Inc. ●	267
38	Silicon Image, Inc. ●	260
8	Skyworks Solutions, Inc. ●	256
8	Tessera Technologies, Inc. ●	142
		3,678
	Software & Services - 7.8%
25	Actuate Corp. ●	136
6	Advent Software, Inc. ●	184
10	Amdocs Ltd. ●	292
6	Ancestry.com, Inc. ●	211
4	Ansys, Inc. ●	227
14	Aspen Technology, Inc. ●	191
8	Blackbaud, Inc.	218
18	Bottomline Technologies, Inc. ●	423
47	CIBER, Inc. ●	214
10	Commvault Systems, Inc. ●	321
21	Convio, Inc. ●	188
22	CSG Systems International, Inc. ●	424
28	Deltek, Inc. ●	196
3	Factset Research Systems, Inc.	277
3	Fiserv, Inc. ●	171
8	Gartner, Inc. Class A ●	278
6	Informatica Corp. ●	261
7	j2 Global Communications, Inc. ●	191
6	Jack Henry & Associates, Inc.	190
40	Lionbridge Technologies ●	152
39	Magma Design Automation, Inc. ●	211
11	Manhattan Associates, Inc. ●	322
2	MAXIMUS, Inc.	166
6	Micros Systems ●	270
18	Monotype Imaging Holdings, Inc. ●	197
11	Neustar, Inc. ●	284
9	Nuance Communications, Inc. ●	175
6	Red Hat, Inc. ●	238
34	Saba Software, Inc. ●	220
12	Solarwinds, Inc. ●	219
7	SRA International, Inc. ●	189
6	Synopsys, Inc. ●	169
31	Telenav, Inc. ●	331
14	Tibco Software, Inc. ●	297
17	Total System Services, Inc.	288
5	Travelzoo, Inc. ●	227
5	Ultimate Software ●	227
27	United Online, Inc.	191
13	Websense, Inc. ●	250
63	Zix Corp. ●	282
		9,498
	Technology Hardware & Equipment - 3.7%
13	Arris Group, Inc. ●	168
10	Benchmark Electronics, Inc. ●	188
6	Blue Coat Systems, Inc. ●	183
33	Brocade Communications Systems, Inc. ●	188
4	Coherent, Inc. ●	187
11	Comtech Telecommunications Corp.	310
12	Electro Rent Corp.	184
53	Extreme Networks, Inc. ●	174
7	FLIR Systems, Inc. ●	214
12	Ingram Micro, Inc. ●	233
4	Interdigital, Inc.	178
9	Jabil Circuit, Inc.	174
8	Lexmark International, Inc. ADR ●	269
9	Molex, Inc.	241
7	Multi-Fineline Electronix, Inc. ●	202
6	Plantronics, Inc.	198
4	Polycom, Inc. ●	184
18	QLogic Corp. ●	312
10	Riverbed Technology, Inc. ●	345

4

The Hartford Small/Mid Cap Equity Fund
Schedule of Investments — (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.5% - (continued)
	Technology Hardware & Equipment - 3.7% - (continued)
18	Seagate Technology ●	$258
23	Tellabs, Inc.	123
		4,513
	Telecommunication Services - 1.9%
5	AboveNet, Inc.	324
90	Cincinnati Bell, Inc. ●	256
5	Crown Castle International Corp. ●	229
27	Frontier Communications Corp.	247
18	Premiere Global Services, Inc. ●	114
37	Qwest Communications International, Inc.	266
8	SBA Communications Corp. ●	312
9	USA Mobility, Inc.	156
73	Vonage Holdings Corp. ●	238
13	Windstream Corp.	169
		2,311
	Transportation - 3.3%
4	Alexander & Baldwin, Inc.	153
3	C.H. Robinson Worldwide, Inc.	224
11	Celadon Group, Inc. ●	167
12	Dynamex, Inc. ●	287
4	Expeditors International of Washington, Inc.	198
7	Forward Air Corp.	208
14	Heartland Express, Inc.	231
6	Hub Group, Inc. ●	220
8	J.B. Hunt Transport Services, Inc.	317
4	Kansas City Southern ●	202
12	Knight Transportation, Inc.	222
6	Landstar System, Inc.	251
5	Old Dominion Freight Line, Inc. ●	151
8	Park-Ohio Holdings Corp. ●	167
21	Pinnacle Airlines Corp. ●	149
3	Ryder System, Inc.	163
16	United Continental Holdings, Inc. ●	401
9	UTI Worldwide, Inc.	201
7	Werner Enterprises, Inc.	184
		4,096
	Utilities - 5.6%
19	AES Corp. ●	230
6	AGL Resources, Inc.	235
11	Allegheny Energy, Inc.	286
9	Alliant Energy Corp.	319
7	American Water Works Co., Inc.	179
7	Atmos Energy Corp.	217
8	Avista Corp.	185
27	CenterPoint Energy, Inc.	433
11	CMS Energy Corp.	212
6	El Paso Electric Co. ●	171
8	Energen Corp.	426
3	ITC Holdings Corp.	207
15	MDU Resources Group, Inc.	313
12	N.V. Energy, Inc.	174
4	National Fuel Gas Co.	270
6	Northeast Utilities	192
6	Nstar Co.	253
8	Oneok, Inc.	471
6	Pinnacle West Capital Corp.	232
8	Portland General Electric Co.	182
11	PPL Corp.	282
19	Questar Corp.	339
6	SCANA Corp.	233
16	TECO Energy, Inc.	303
10	UGI Corp.	317
7	UniSource Energy Corp.	237
		6,898
	Total common stocks
	(cost $105,479)	$119,099

	Total long-term investments
	(cost $105,479)	$119,099

SHORT-TERM INVESTMENTS - 2.2%
	Repurchase Agreements - 1.9%
	BNP Paribas Securities Corp. TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2011 in the amount of $611,
	collateralized by U.S. Treasury Bond 6.13%
	- 8.13%, 2021 - 2029, value of $624)
$611	0.20%, 1/31/2011		$611
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2011 in the amount of $608,
	collateralized by U.S. Treasury Note 0.50%
	- 0.63%, 2012 - 2013, value of $621)
608	0.21%, 1/31/2011		608
	RBS Greenwich Capital Markets TriParty
	Joint Repurchase Agreement (maturing on
	02/01/2011 in the amount of $520,
	collateralized by U.S. Treasury Bill 1.00%,
	2011, U.S. Treasury Not e 4.00% - 4.25%,
	2012 - 2014, value of $530)
520	0.21%, 1/31/2011		520
	UBS Securities, Inc. Joint Repurchase
	Agreement (maturing on 02/01/2011 in the
	amount of $570, collateralized by U.S.
	Treasury Note 1.00%, 2012, value of $582)
570	0.21%, 1/31/2011		570
	UBS Securities, Inc. TriParty Joint Repurchase
	Agreement (maturing on 02/01/2011 in the
	amount of $20, collateralized by U.S.
	Treasury Bill 0.15%, 2011, value of $20)
20	0.21%, 1/31/2011		20
			2,329
	U.S. Treasury Bills - 0.3%
300	0.16%, 4/28/2011 □○		300

	Total short-term investments
	(cost $2,629)		$2,629

	Total investments
	(cost $108,108) ▲	99.7%	$121,728
	Other assets and liabilities	0.3%	387
	Total net assets	100.0%	$122,115

5

The Hartford Small/Mid Cap Equity Fund
Schedule of Investments — (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 0.4% of total net assets at January 31, 2011.

Prices of foreign equities that are principally traded on certain foreign markets are adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2011, the cost of securities for federal income tax purposes was $108,844 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$15,254
Unrealized Depreciation	(2,370)
Net Unrealized Appreciation	$12,884

●	Currently non-income producing.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

□	Security pledged as initial margin deposit for open futures contracts at January 31, 2011 as follows:

Description	Number of Contracts*	Position	Expiration Date	Market Value ╪	Notional Amount	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini	12	Long	03/18/2011	$936	$942	$(6)
S&P Mid 400 Mini	16	Long	03/18/2011	1,477	1,462	15
						$9

*	The number of contracts does not omit 000's.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
January 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$119,099	$119,099	$–	$–
Short-Term Investments	2,629	–	2,629	–
Total	$121,728	$119,099	$2,629	$–
Futures *	15	15	–	–
Total	$15	$15	$–	$–
Liabilities:
Futures *	6	6	–	–
Total	$6	$6	$–	$–

♦	For the three-month period ended January 31, 2011, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

6

The Hartford Strategic Income Fund
Schedule of Investments
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 9.8%
	Finance and Insurance - 9.8%
	Ally Automotive Receivables Trust
$200	3.00%, 10/15/2015 ■	$207
	Americold LLC Trust
331	7.44%, 01/14/2029 ■	355
	Banc of America Commercial Mortgage, Inc.
190	5.48%, 01/15/2049	189
230	5.66%, 06/10/2049 Δ	242
	Banc of America Large Loan
1,243	2.01%, 11/15/2015 ■Δ	1,144
650	5.33%, 12/16/2043 ■	650
550	5.65%, 06/15/2049 ■Δ	561
	Bank of America Automotive Trust
700	3.03%, 10/15/2016 ■	723
	Bank of America Credit Card Trust
500	5.17%, 06/15/2019	561
	Bayview Financial Acquisition Trust
250	8.05%, 08/28/2047	60
	Bear Stearns Commercial Mortgage
	Securities, Inc.
905	5.81%, 06/12/2043	974
	Citibank Credit Card Issuance Trust
600	6.30%, 06/20/2014	636
	Citigroup Commercial Mortgage Trust
870	5.70%, 12/10/2049 Δ	908
540	5.73%, 03/15/2049 Δ	561
	Citigroup Commercial Mortgage Trust Class
	A4
1,000	6.10%, 12/10/2049 Δ	1,088
	Citigroup/Deutsche Bank Commercial
	Mortgage Trust
1,140	5.32%, 12/11/2049	1,187
600	5.34%, 01/15/2046 Δ	644
340	5.62%, 10/15/2048	365
755	5.89%, 11/15/2044	811
	Commercial Mortgage Pass-Through
	Certificates
235	5.24%, 10/10/2020 ■	235
2,496	5.30%, 09/01/2020 ■►	276
140	5.78%, 10/01/2020 ■Δ	143
640	5.81%, 12/10/2049 Δ	693
2,699	8.25%, 10/01/2020 ■►	114
	Credit Suisse Mortgage Capital Certificates
888	5.31%, 12/15/2039	929
465	5.34%, 12/15/2039	461
	Credit-Based Asset Servicing and
	Securitization
69	0.53%, 05/25/2036 ■Δ	47
	Crest Clarendon Street
308	0.78%, 12/28/2017 ■Δ	296
	CW Capital Cobalt Ltd.
460	5.48%, 04/15/2047	481
	Extended Stay America Trust
465	5.50%, 11/05/2027 ■	473
	Fremf Mortgage Trust
470	5.16%, 09/25/2045 ■Δ	401
	GMAC Mortgage Corp. Loan Trust
422	6.05%, 12/25/2037 Δ	233
	Goldman Sachs Mortgage Securities Corp. II
655	5.56%, 11/10/2039	706
4,089	6.00%, 08/10/2020 ■►	365
	Greenwich Capital Commercial Funding
	Corp.
622	0.00%, 11/05/2021 ⌂●	–
910	5.44%, 03/10/2039 Δ	968
1,450	5.88%, 07/10/2038 Δ	1,592
	IMPAC Commercial Mortgage Backed Trust
236	1.76%, 02/25/2036 Δ	134
	JP Morgan Chase Commercial Mortgage
	Securities Corp.
1,722	0.76%, 02/15/2019 ■Δ	1,618
280	5.33%, 12/15/2044 Δ	282
890	5.34%, 05/15/2047	927
280	5.40%, 05/15/2045	299
796	5.42%, 01/15/2049	836
915	5.43%, 12/12/2043	970
270	5.44%, 06/12/2047 Δ	285
375	5.46%, 01/15/2049 Δ	372
455	5.46%, 12/12/2043	462
295	5.53%, 11/15/2043 ■Δ	290
1,265	6.00%, 09/15/2020 ■►	137
1,360	10.00%, 10/15/2020 ■►	55
	LB-UBS Commercial Mortgage Trust
620	5.42%, 02/15/2040 Δ	657
500	5.43%, 02/15/2040	530
	MBNA Credit Card Master Note Trust
300	6.80%, 07/15/2014	317
	Merrill Lynch Mortgage Trust
355	5.11%, 07/12/2038 Δ	369
975	5.83%, 06/12/2050 Δ	1,006
	Merrill Lynch/Countrywide Commercial
	Mortgage Trust
370	5.17%, 12/12/2049 Δ	392
535	5.20%, 12/12/2049	527
845	5.38%, 08/12/2048	880
465	5.49%, 03/12/2051 Δ	484
	Morgan Stanley Capital I
270	5.33%, 12/15/2043	288
727	5.60%, 04/12/2049 Δ	746
	Morgan Stanley Reremic Trust
940	5.81%, 08/12/2045 ■Δ	960
	NCUA Guaranteed Notes
457	2.90%, 10/29/2020	452
	RBSCF Trust
640	5.51%, 04/16/2047 ■Δ	647
	Renaissance Home Equity Loan Trust
585	5.58%, 11/25/2036 Δ	469
	Residential Funding Mortgage Securities,
	Inc.
1,401	6.00%, 07/25/2037 ⌂	1,304
	Sovereign Commercial Mortgage Securities
954	5.82%, 07/22/2030 ■Δ	986
	Wachovia Bank Commercial Mortgage Trust
330	5.34%, 11/15/2048	335
275	5.51%, 04/15/2047	287

1

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 9.8% - (continued)
		Finance and Insurance - 9.8% - (continued)
		Wells Fargo Alternative Loan Trust
	$481	6.25%, 11/25/2037 ⌂	$423
			39,005
		Total asset & commercial mortgage backed
		securities
		(cost $36,869)	$39,005

CORPORATE BONDS: INVESTMENT GRADE - 24.2%
		Arts, Entertainment and Recreation - 0.5%
		Grupo Televisa S.A.
	$938	6.63%, 01/15/2040	$989
		Time Warner Cable, Inc.
	900	8.25%, 04/01/2019	1,116
			2,105
		Beverage and Tobacco Product Manufacturing - 1.3%
		Altria Group, Inc.
	671	10.20%, 02/06/2039	911
		Anheuser-Busch Cos., Inc.
	280	8.20%, 01/15/2039 ■	371
		Anheuser-Busch InBev N.V.
	605	7.75%, 01/15/2019 ■	747
BRL	5,200	9.75%, 11/17/2015	3,174
			5,203
		Chemical Manufacturing - 0.8%
		Dow Chemical Co.
	1,645	8.55%, 05/15/2019	2,054
		Yara International ASA
	970	7.88%, 06/11/2019 ■	1,167
			3,221
		Computer and Electronic Product Manufacturing - 0.1%
		Seagate Technology International
	427	10.00%, 05/01/2014 ■	498

		Finance and Insurance - 4.8%
		Bank of America Corp.
	450	7.38%, 05/15/2014	512
		BankBoston Capital Trust
	2,800	1.05%, 06/15/2027 ‡Δ	2,048
		Citigroup, Inc.
	495	8.13%, 07/15/2039	605
	711	8.50%, 05/22/2019	870
		Corpoacion Andina De Fomento
	1,500	3.75%, 01/15/2016	1,489
	1,675	8.13%, 06/04/2019	2,001
		Huntington Bancshares, Inc.
	630	7.00%, 12/15/2020	675
		Icici Bank Ltd.
	1,100	5.75%, 11/16/2020 ■	1,069
		JP Morgan Chase Capital II
	230	0.79%, 02/01/2027 Δ	185
		JP Morgan Chase Capital XXV
	363	6.80%, 10/01/2037	375
		Massachusetts Mutual Life Insurance Co.
	277	8.88%, 06/01/2039 ■	369
		Myriad International Holdings B.V.
	1,025	6.38%, 07/28/2017 ■	1,069
		Nationwide Mutual Insurance Co.
	980	9.38%, 08/15/2039 ■	1,146
		Rabobank Netherlands
	834	11.00%, 06/30/2019 ■♠	1,078
		Transcapitalinvest Ltd.
	1,720	5.67%, 03/05/2014 §	1,821
		Vnesheconombank
	2,000	5.45%, 11/22/2017 ■	1,977
		VTB Capital S.A.
	2,000	6.55%, 10/13/2020 ■	1,978
			19,267
		Foreign Governments - 6.0%
		Banco Nacional De Desenvolvimento
	980	5.50%, 07/12/2020 ■	995
		Brazil (Republic of)
	945	4.88%, 01/22/2021	965
BRL	4,255	12.50%, 01/05/2016	2,895
		Mexican Bonos De Desarrollo
MXN	23,675	8.00%, 06/11/2020	2,059
MXN	48,770	9.00%, 12/20/2012	4,282
		Norway (Kingdom of)
NOK	23,835	3.75%, 05/25/2021	4,100
		Panama (Republic of)
	1,890	7.13%, 01/29/2026	2,244
		Peru (Republic of)
	1,920	6.55%, 03/14/2037	2,117
		South Africa (Republic of)
	1,630	5.88%, 05/30/2022	1,699
	200	6.88%, 05/27/2019	227
		United Mexican States
	1,846	5.95%, 03/19/2019	2,067
			23,650
		Health Care and Social Assistance - 0.4%
		CVS Corp.
	1,306	8.35%, 07/10/2031 ■‡	1,573

		Information - 1.5%
		America Movil S.A. de C.V.
	1,600	6.13%, 03/30/2040	1,656
		Cellco Partnership - Verizon Wireless
		Capital
	587	8.50%, 11/15/2018	765
		Qwest Corp.
	1,050	7.25%, 10/15/2035	1,061
		Rogers Cable, Inc.
	390	8.75%, 05/01/2032	500
		Telemar Norte Leste S.A.
	2,075	5.50%, 10/23/2020 ■	2,023
			6,005
		Management of Companies and Enterprises - 0.3%
		Votorantim Participacoes
	1,110	6.75%, 04/05/2021 ■	1,170

		Mining - 1.9%
		Anglo American Capital plc
	967	9.38%, 04/08/2014 - 04/08/2019 ■	1,193
		Anglogold Holdings plc
	800	6.50%, 04/15/2040	797

2

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 24.2% - (continued)
		Mining - 1.9% - (continued)
		Rio Tinto Finance USA Ltd.
	$320	9.00%, 05/01/2019	$424
		Southern Copper Corp.
	775	5.38%, 04/16/2020	789
	660	6.75%, 04/16/2040	673
		Teck Resources Ltd.
	2,790	10.75%, 05/15/2019	3,627
			7,503
		Miscellaneous Manufacturing - 0.3%
		Tyco International Ltd.
	957	8.50%, 01/15/2019	1,227

		Petroleum and Coal Products Manufacturing - 3.2%
		Gazprom International S.A.
	1,864	7.20%, 02/01/2020 §	1,988
		Kazmunaigaz Finance Sub B.V.
	1,650	11.75%, 01/23/2015 ■	2,056
		Marathon Petroleum Corp.
	2,100	5.13%, 03/01/2021 ■	2,119
	1,455	6.50%, 03/01/2041 ■	1,439
		Nabors Industries, Inc.
	634	9.25%, 01/15/2019	785
		Pemex Project Funding Master Trust
	1,000	6.63%, 06/15/2035	1,001
		Petrobras International Finance Co.
	1,780	6.88%, 01/20/2040	1,836
		Rowan Cos., Inc.
	813	7.88%, 08/01/2019	957
		Valero Energy Corp.
	441	9.38%, 03/15/2019	561
			12,742
		Primary Metal Manufacturing - 1.0%
		Alcoa, Inc.
	665	6.15%, 08/15/2020	707
		ArcelorMittal
	860	9.00%, 02/15/2015	1,032
		Gerdau S.A.
	2,120	5.75%, 01/30/2021 ■	2,125
			3,864
		Real Estate and Rental and Leasing - 0.1%
		COX Communications, Inc.
	325	8.38%, 03/01/2039 ■	417

		Retail Trade - 0.6%
		Ahold Lease USA, Inc.
	1,321	8.62%, 01/02/2025	1,539
		Cencosud S.A.
	995	5.50%, 01/20/2021 ■	978
			2,517
		Utilities - 1.0%
		Colbun S.A.
	975	6.00%, 01/21/2020 ■	1,007
		E.CL S.A.
	900	5.63%, 01/15/2021 ■	895
		Empresas Publicas de Medellin
COP	3,676,000	8.38%, 02/01/2021 ■	1,952
			3,854
	Water Transportation - 0.4%
	SCF Capital Ltd.
1,600	5.38%, 10/27/2017 ■	1,542

	Total corporate bonds: investment grade
	(cost $90,488)	$96,358

CORPORATE BONDS: NON-INVESTMENT GRADE - 46.8%
	Accommodation and Food Services - 1.3%
	Marina District Finance Co., Inc.
$1,218	9.50%, 10/15/2015 ■	$1,236
	MGM Mirage, Inc.
135	10.38%, 05/15/2014	153
2,410	11.13%, 11/15/2017	2,784
	MGM Resorts International
790	11.38%, 03/01/2018	883
		5,056
	Administrative Waste Management and Remediation - 0.2%
	Iron Mountain, Inc.
685	8.00%, 06/15/2020	730

	Agriculture, Forestry, Fishing and Hunting - 0.6%
	American Seafood Group LLC
973	10.75%, 05/15/2016 ■	1,041
426	15.00%, 05/15/2017 ■	410
	Sino-Forest Corp.
1,110	6.25%, 10/21/2017 ■	1,096
		2,547
	Air Transportation - 0.3%
	Continental Airlines, Inc.
245	7.03%, 06/15/2011	245
	GOL Finance
975	9.25%, 07/20/2020 ■	1,043
		1,288
	Apparel Manufacturing - 0.2%
	Quiksilver, Inc.
855	6.88%, 04/15/2015	844

	Arts, Entertainment and Recreation - 5.0%
	AMC Entertainment, Inc.
725	11.00%, 02/01/2016	765
	Cequel Communication LLC
1,191	8.63%, 11/15/2017 ■	1,246
	Citadel Broadcasting Corp.
2,324	7.75%, 12/15/2018 ■	2,475
	Citycenter Holdings LLC
700	10.75%, 01/15/2017 ■	727
	Clubcorp Club Operations, Inc.
2,260	10.00%, 12/01/2018 ■	2,204
	FireKeepers Development Authority
1,000	13.88%, 05/01/2015 ■	1,190
	Knight Ridder, Inc.
3,255	6.88%, 03/15/2029	2,311
	McClatchy Co.
1,307	11.50%, 02/15/2017	1,474
	NAI Entertainment Holdings LLC
1,597	8.25%, 12/15/2017 ■	1,701

3

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 46.8% - (continued)
	Arts, Entertainment and Recreation - 5.0% - (continued)
	Pinnacle Entertainment
$205	8.63%, 08/01/2017	$225
	Sirius Satellite Radio, Inc.
778	7.00%, 12/01/2014۞ ■	985
	TL Acquisitions, Inc.
1,717	13.25%, 07/15/2015 ■	1,820
	Virgin Media Finance plc
920	9.50%, 08/15/2016	1,045
	XM Satellite Radio, Inc.
1,279	13.00%, 08/01/2013 ■	1,522
		19,690
	Beverage and Tobacco Product Manufacturing - 0.4%
	Constellation Brands, Inc.
1,345	8.38%, 12/15/2014	1,486

	Chemical Manufacturing - 1.0%
	Eastman Kodak Co.
1,825	9.75%, 03/01/2018 ■	1,807
	Lyondell Chemical Co.
1,833	11.00%, 05/01/2018	2,090
		3,897
	Computer and Electronic Product Manufacturing - 0.6%
	Magnachip Semiconductor
2,275	10.50%, 04/15/2018	2,474

	Construction - 0.6%
	KB Home & Broad Home Corp.
450	6.38%, 08/15/2011	457
	Odebrecht Finance Ltd.
1,400	7.00%, 04/21/2020 §	1,508
	Urbi Desarrollos Urbanos
400	9.50%, 01/21/2020 §	457
		2,422
	Electrical Equipment, Appliance Manufacturing - 0.2%
	CommScope, Inc.
661	8.25%, 01/15/2019 ■	686

	Finance and Insurance - 7.0%
	Ally Financial, Inc.
1,075	7.50%, 09/15/2020 ■	1,172
	American General Finance Corp.
3,500	6.90%, 12/15/2017	3,045
	CIT Group, Inc.
8,230	7.00%, 05/01/2017	8,302
	Discover Financial Services, Inc.
910	10.25%, 07/15/2019	1,163
	Ford Motor Credit Co.
1,610	6.63%, 08/15/2017	1,725
665	12.00%, 05/15/2015	843
	Hub International Holdings, Inc.
1,175	9.00%, 12/15/2014 ■	1,222
	Liberty Mutual Group, Inc.
1,702	10.75%, 06/15/2058 ■	2,187
	Penson Worldwide, Inc.
1,092	12.50%, 05/15/2017 ■	1,059
	Provident Funding Associates
512	10.25%, 04/15/2017 ■	548
	SLM Corp.
3,000	6.25%, 01/25/2016	3,006
895	8.00%, 03/25/2020	933
	Vantage Drilling Co.
2,151	11.50%, 08/01/2015 ■	2,393
		27,598
	Food Manufacturing - 0.7%
	Harbinger Group, Inc.
734	10.63%, 11/15/2015 ■	756
	Smithfield Foods, Inc.
1,850	10.00%, 07/15/2014	2,176
		2,932
	Food Services - 1.3%
	Aramark Corp.
940	5.00%, 06/01/2012	959
	Arcos Dorados S.A.
1,335	7.50%, 10/01/2019 ■	1,442
	Landry's Restaurants, Inc.
2,641	11.63%, 12/01/2015	2,859
		5,260
	Foreign Governments - 3.6%
	Argentina (Republic of)
4,675	7.00%, 10/03/2015	4,287
	El Salvador (Republic of)
991	7.65%, 06/15/2035 §	1,011
815	8.25%, 04/10/2032 §	901
	Turkey (Republic of)
2,850	5.63%, 03/30/2021	2,871
	Ukraine Financing Infrastructural Project
	GTD
2,000	8.38%, 11/03/2017 ■	2,110
	Venezuela (Republic of)
4,565	5.75%, 02/26/2016 §	3,253
		14,433
	Health Care and Social Assistance - 1.7%
	Biomet, Inc.
760	10.38%, 10/15/2017	851
	Grifols, Inc.
475	8.25%, 02/01/2018 ■	492
	HCA, Inc.
2,170	7.50%, 11/15/2095	1,725
640	7.88%, 02/01/2011	640
1,149	9.25%, 11/15/2016	1,236
	IASIS Healthcare Capital Corp.
900	8.75%, 06/15/2014	924
	Valeant Pharmaceuticals International
940	7.00%, 10/01/2020 ■	970
		6,838
	Information - 4.9%
	Citizens Communications Co.
1,330	7.88%, 01/15/2027	1,317
	Clearwire Corp.
2,209	12.00%, 12/01/2015 - 12/01/2017 ■	2,395
	Cogent Communication Group, Inc.
277	8.38%, 02/15/2018 ■	286
	Frontier Communications Corp.
385	8.25%, 04/15/2017	431

4

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 46.8% - (continued)
	Information - 4.9% - (continued)
	GXS Worldwide, Inc.
$1,607	9.75%, 06/15/2015	$1,603
	Intelsat Intermediate Holdings Ltd.
1,030	9.50%, 02/01/2015	1,066
	Intelsat Jackson Holdings Ltd.
370	11.50%, 06/15/2016	399
	Level 3 Financing, Inc.
1,935	10.00%, 02/01/2018	1,935
	MTS International Funding Ltd.
1,435	8.63%, 06/22/2020 ■	1,607
	Qwest Communications International, Inc.
1,500	7.50%, 02/15/2014	1,522
	Sprint Capital Corp.
1,271	8.75%, 03/15/2032	1,324
	Trilogy International Partners LLC
1,869	10.25%, 08/15/2016 ■	1,850
	Videotron Ltee
505	9.13%, 04/15/2018	565
	Vimpel-Communications
1,200	6.49%, 02/02/2016 ■	1,200
	Wind Acquisition Finance S.A.
495	11.75%, 07/15/2017 ■	564
	Windstream Corp.
1,245	8.63%, 08/01/2016	1,320
		19,384
	Machinery Manufacturing - 0.7%
	Case New Holland, Inc.
2,451	7.88%, 12/01/2017 ■	2,724

	Mining - 0.6%
	Alrosa Finance S.A.
1,900	7.75%, 11/03/2020 ■	2,002
	FMG Resources Pty Ltd.
385	7.00%, 11/01/2015 ■	398
		2,400
	Miscellaneous Manufacturing - 0.2%
	Reynolds Group Issuer, Inc.
783	7.13%, 04/15/2019 ■	808

	Motor Vehicle & Parts Manufacturing - 0.4%
	Ford Motor Co.
604	9.22%, 09/15/2021	689
	TRW Automotive, Inc.
387	3.50%, 12/01/2015۞ ■	833
		1,522
	Paper Manufacturing - 0.7%
	Georgia-Pacific LLC
420	9.50%, 12/01/2011	446
	Mercer International, Inc.
2,310	9.50%, 12/01/2017 ■	2,426
		2,872
	Petroleum and Coal Products Manufacturing - 2.6%
	Anadarko Petroleum Corp.
900	6.38%, 09/15/2017	994
	Chesapeake Energy Corp.
1,065	6.88%, 08/15/2018	1,112
1,100	9.50%, 02/15/2015	1,287
	Drummond Co., Inc.
1,410	7.38%, 02/15/2016	1,463
	Headwaters, Inc.
470	11.38%, 11/01/2014	524
	Inergy L.P.
1,000	8.25%, 03/01/2016	1,045
	Plains Exploration & Production Co.
450	7.63%, 06/01/2018	479
1,100	7.75%, 06/15/2015	1,152
300	10.00%, 03/01/2016	339
	Tesoro Corp.
1,000	9.75%, 06/01/2019	1,125
	Williams Companies, Inc.
650	8.75%, 03/15/2032	789
		10,309
	Pipeline Transportation - 1.4%
	Dynegy Holdings, Inc.
1,719	7.75%, 06/01/2019	1,233
	El Paso Corp.
1,800	7.00%, 06/15/2017	1,940
500	7.75%, 01/15/2032	507
	Energy Transfer Equity L.P.
771	7.50%, 10/15/2020	824
	Kinder Morgan, Inc.
550	5.15%, 03/01/2015	561
540	6.50%, 09/01/2012	570
		5,635
	Primary Metal Manufacturing - 0.6%
	Novelis, Inc.
2,300	8.38%, 12/15/2017 ■	2,478

	Printing and Related Support Activities - 0.1%
	Harland Clarke Holdings
455	9.50%, 05/15/2015	443

	Professional, Scientific and Technical Services - 2.1%
	Affinion Group, Inc.
5,926	11.50%, 10/15/2015	6,163
1,966	11.63%, 11/15/2015 ■	2,025
		8,188
	Real Estate and Rental and Leasing - 2.2%
	Avis Budget Car Rental LLC
3,105	9.63%, 03/15/2018	3,415
	Hertz Corp.
424	8.88%, 01/01/2014	435
	International Lease Finance Corp.
2,201	8.88%, 09/01/2017	2,451
	Maxim Crane Works L.P.
1,040	12.25%, 04/15/2015 ■	1,053
	RSC Equipment Rental, Inc.
1,217	8.25%, 02/01/2021 ■	1,245
		8,599
	Retail Trade - 2.1%
	Federated Retail Holdings, Inc.
2,079	5.90%, 12/01/2016	2,219

5

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 46.8% - (continued)
	Retail Trade - 2.1% - (continued)
	Great Atlantic & Pacific Tea Co., Inc.
$1,497	0.00%, 08/01/2015 ■Ω	$1,317
	Parkson Retail Group Ltd.
1,720	7.88%, 11/14/2011	1,785
	Sears Holdings Corp.
2,000	6.63%, 10/15/2018 ■	1,918
	Uncle Acquisition Corp.
1,164	8.63%, 02/15/2019 ■	1,214
		8,453
	Truck Transportation - 0.4%
	Swift Transportation Co., Inc.
1,342	12.50%, 05/15/2017 ■	1,449

	Utilities - 2.1%
	AES Corp.
3,075	9.75%, 04/15/2016	3,544
	AES El Salvador Trust
1,315	6.75%, 02/01/2016 §	1,281
	Calpine Corp.
370	7.25%, 10/15/2017 ■	378
	Mirant Mid-Atlantic LLC
626	9.13%, 06/30/2017	686
	NRG Energy, Inc.
2,175	8.50%, 06/15/2019	2,267
		8,156
	Water Transportation - 0.2%
	NCL Corp., Ltd.
813	11.75%, 11/15/2016	967

	Wholesale Trade - 0.8%
	Spectrum Brands, Inc.
1,714	12.00%, 08/28/2019	1,920
	U.S. Foodservice, Inc.
1,345	10.25%, 06/30/2015 ■	1,385
		3,305
	Total corporate bonds: non-investment grade
	(cost $175,663)	$185,873

SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE♦ - 12.1%
	Accommodation and Food Services - 0.5%
	Harrah's Operating Co., Inc., Term Loan B4
$1,980	9.50%, 10/31/2016 ±	$2,099

	Administrative Waste Management and Remediation - 0.6%
	Smile Brands Group, Inc.
2,250	7.00%, 12/21/2017 ±	2,253

	Agriculture, Construction, Mining and Machinery - 0.4%
	Nacco Material Handling Group
1,492	2.09%, 03/22/2013 ±	1,448

	Air Transportation - 0.8%
	MacQuarie Aircraft Leasing Finance S.A.,
	Second Lien Term Loan
1,590	4.26%, 11/29/2013 ±⌂	1,407
	United Air Lines, Inc.
794	2.31%, 02/01/2014 ±	785
	US Airways Group, Inc.
966	2.76%, 03/23/2014 ±	897
		3,089
	Arts, Entertainment and Recreation - 0.9%
	24 Hour Fitness Worldwide, Inc.
995	6.75%, 04/15/2016 ±	988
	Pittsburgh Gaming Holdings L.P.
1,000	12.00%, 06/30/2015 ±	1,047
	Postmedia Network, Inc.
1,408	9.00%, 06/13/2016 ±	1,431
		3,466
	Chemical Manufacturing - 0.9%
	Ineos Group, New Term Loan B-2
802	7.50%, 12/16/2013 ±	831
	Ineos Group, New Term Loan C-2
918	8.00%, 12/16/2014 ±	955
	Utex Industries, Inc.
2,000	8.50%, 12/17/2016 ±⌂	1,980
		3,766
	Computer and Electronic Product Manufacturing - 0.2%
	IDS Acquisition Corp.
998	7.25%, 11/01/2016 ±	1,008

	Finance and Insurance - 0.6%
	BNY Convergex Group LLC, 2nd Lien Eze
	Borrower Term Loan
322	8.75%, 12/17/2017 ±	329
	BNY Convergex Group LLC, 2nd Lien Top
	Borrower Term Loan
768	8.75%, 12/17/2017 ±	785
	Nuveen Investments, Inc., Second Lien Term
	Loan
1,125	12.50%, 07/31/2015 ±	1,214
		2,328
	Health Care and Social Assistance - 0.3%
	Amneal Pharmaceuticals LLC
1,200	6.75%, 12/16/2015 ±	1,197

	Information - 2.2%
	Fifth Third Processing Solutions LLC,
	Second Lien Term Loan
800	8.25%, 11/01/2017 ±	819
	First Data Corp.
1,906	3.01%, 09/24/2014 ±	1,800
	Northland Communications Corp.
2,000	7.75%, 12/05/2016 ±⌂	1,940
	Property Data U.S., Inc.
2,000	7.00%, 07/15/2016 ±⌂	2,004
	Securus Technologies, Inc.
1,145	8.00%, 10/31/2014 ±	1,157

6

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE♦ - 12.1% - (continued)
	Information - 2.2% - (continued)
	WideOpenWest Finance LLC, Second Lien
	Term Loan
$249	6.51%, 06/29/2015 ±	$225
	WideOpenWest Finance LLC, Term Loan B
	Add-On
722	6.76%, 06/28/2014 ±	714
		8,659
	Mining - 0.4%
	American Gilsonite Co.
1,665	7.25%, 12/10/2015 ±⌂	1,640

	Motor Vehicle & Parts Manufacturing - 0.8%
	General Motors Co.
3,625	2.75%, 10/27/2015 ◊☼	3,324

	Petroleum and Coal Products Manufacturing - 0.4%
	Big West Oil LLC
1,000	7.00%, 03/31/2016 ±	1,013
	Turbo Beta Ltd.
1,055	0.00%, 03/12/2018 ⌂●	792
		1,805
	Professional, Scientific and Technical Services - 0.9%
	Advantage Sales & Marketing, Inc., Second
	Lien Term Loan
1,430	9.25%, 05/29/2018 ±	1,454
	Decision Resources, Inc.
2,000	7.75%, 12/28/2016 ±⌂	1,998
		3,452
	Retail Trade - 1.5%
	Atrium Companies, Inc.
1,493	7.00%, 01/21/2016 ±	1,470
	Easton-Bell Sports, Inc.
3,246	11.50%, 12/31/2015 ±⌂	3,246
	Great Atlantic & Pacific Tea Co., Inc.
320	9.25%, 06/15/2012 ±Ψ	324
	Sports Authority, Inc.
900	7.50%, 11/16/2017 ±	907
		5,947
	Truck Transportation - 0.5%
	Swift Transportation Co., Inc.
1,840	6.00%, 12/21/2016 ±	1,863

	Utilities - 0.2%
	Astoria Generating Co. Acquisitions LLC,
	Second Lien Term Loan
500	4.06%, 08/23/2013 ±	494
	TPF Generation Holdings LLC, Second Lien
	Term Loan
375	4.55%, 12/21/2014 ±	354
		848
	Total senior floating rate interests: non-
	investment grade
	(cost $47,012)	$48,192

U.S. GOVERNMENT AGENCIES - 0.1%
	Federal Home Loan Mortgage Corporation - 0.1%
$170	4.60%, 11/25/2044 ☼	$148
2,437	5.00%, 10/25/2020 ►☼	61
2,109	5.50%, 08/25/2020 ►	193
		402
	Total U.S. government agencies
	(cost $404)	$402

U.S. GOVERNMENT SECURITIES - 3.3%
	U.S. Treasury Securities - 3.3%
	U.S. Treasury Bonds - 1.1%
$4,539	4.25%, 11/15/2040	$4,303
293	5.38%, 02/15/2031	334
		4,637
	U.S. Treasury Notes - 2.2%
113	1.38%, 11/30/2015	110
1,832	2.00%, 01/31/2016	1,836
2,050	2.13%, 12/31/2015	2,070
4,469	2.50%, 04/30/2015	4,638
		8,654
		13,291
	Total U.S. government securities
	(cost $13,327)	$13,291

Contracts		Market Value ╪
PUT OPTIONS PURCHASED - 0.1%
	Foreign Currency Option Contract - 0.1%
	CHF/MXN
4,237	Expiration: 01/05/2012 Ø	$109
	EUR/JPY/USD/MXN Worst of Many
8,489	Expiration: 05/24/2011 æ	26
	EUR/USD Binary
411	Expiration: 11/24/2011 Øβ	21
		156
	Interest Rate Option Contract - 0.0%
	1 Year Swaption
29,000	Expiration: 11/17/2011, Exercise Rate:
	0.92%	71

	Total put options purchased
	(cost $356)	$227

Shares or Principal Amount ╬		Market Value ╪
PREFERRED STOCKS - 1.1%
	Automobiles & Components - 0.8%
2	Dana Holding Corp., 4.00% ۞ ■	$366
48	General Motors Co., 4.75% ۞	2,629
		2,995
	Banks - 0.3%
2	US Bancorp, 7.19%	1,327

	Total preferred stocks
	(cost $4,003)	$4,322

7

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
WARRANTS - 0.0%
	Food, Beverage & Tobacco - 0.0%
1	ASG Consolidated LLC ■	$78

	Total warrants
	(cost $13)	$78

	Total long-term investments
	(cost $368,135)	$387,748

SHORT-TERM INVESTMENTS - 1.8%
	Investment Pools and Funds - 0.2%
	JP Morgan U.S. Government Money
814	Market Fund	$814

	Repurchase Agreements - 1.3%
	BNP Paribas Securities Corp. TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2011 in the amount of $1,366,
	collateralized by U.S. Treasury Bond
	6.13% - 8.13%, 2021 - 2029, value of
	$1,394)
$1,366	0.20%, 1/31/2011	1,366
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2011 in the amount of $1,359,
	collateralized by U.S. Treasury Note
	0.50% - 0.63%, 2012 - 2013, value of
	$1,387)
1,359	0.21%, 1/31/2011	1,359
	RBS Greenwich Capital Markets TriParty
	Joint Repurchase Agreement (maturing on
	02/01/2011 in the amount of $1,161,
	collateralized by U.S. Treasury Bill
	1.00%, 2011, U.S. Treasury Note 4.00% -
	4.25%, 2012 - 2014, value of $1,184)
1,161	0.21%, 1/31/2011	1,161
	UBS Securities, Inc. Joint Repurchase
	Agreement (maturing on 02/01/2011 in
	the amount of $1,274, collateralized by
	U.S. Treasury Note 1.00%, 2012, value of
	$1,300)
1,274	0.21%, 1/31/2011	1,274
	UBS Securities, Inc. TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2011 in the amount of $45,
	collateralized by U.S. Treasury Bill
	0.15%, 2011, value of $46)
45	0.21%, 1/31/2011	45
		5,205
	U.S. Treasury Bills - 0.3%
1,000	0.16%, 4/28/2011 □○Ø		1,000

	Total short-term investments
	(cost $7,019)		$7,019

	Total investments
	(cost $375,154) ▲	99.3%	$394,767
	Other assets and liabilities	0.7%	2,698
	Total net assets	100.0%	$397,465

8

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 22.3% of total net assets at January 31, 2011.

▲	At January 31, 2011, the cost of securities for federal income tax purposes was $375,562 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$22,807
Unrealized Depreciation	(3,602)
Net Unrealized Appreciation	$19,205

●	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2011.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. At January 31, 2011, the aggregate value of these securities was $111,175, which represents 27.97% of total net assets.

§
These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2011, the aggregate value of these securities amounted to $12,220, which represents 3.07% of total net assets.

♠	Perpetual maturity security. Maturity date shown is the first call date.

۞	Convertible security.

►	Securities disclosed are interest-only strips. The interest rates represent effective yields based upon estimated future cash flows at January 31, 2011.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

☼	The cost of securities purchased on a when-issued, delayed delivery or delayed draw basis at January 31, 2011 was $3,540.

±	The interest rate disclosed for these securities represents the average coupon as of January 31, 2011.

◊	The interest rate disclosed for these securities represents an estimated average coupon as of January 31, 2011.

Ω	Debt security in default due to bankruptcy.

Ψ	The company is in bankruptcy. The investment held by the fund is current with respect to interest payments.

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

BRL    ─  Brazilian Real
COP    ─  Colombian Peso
MXN  ─  Mexican New Peso
NOK   ─  Norwegian Krone

♦
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

9

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

□	Security pledged as initial margin deposit for open futures contracts at January 31, 2011 as follows:

						Unrealized
	Number of		Expiration		Notional	Appreciation/
Description	Contracts*	Position	Date	Market Value ╪	Amount	(Depreciation)
2 Year U.S. Treasury Note	65	Long	03/31/2011	$14,247	$14,187	$60
5 Year U.S. Treasury Note	25	Short	03/31/2011	2,960	2,946	(14)
10 Year U.S. Treasury Note	267	Short	03/22/2011	32,253	32,009	(244)
U.S. Long Bond	289	Long	03/22/2011	34,861	36,296	(1,435)
						$(1,633)

*	The number of contracts does not omit 000's.

Ø	Securities valued at $206 collateralized the written put options in the table below. At January 31, 2011, the maximum delivery obligation of the written put options is $5,060.

							Unrealized
		Exercise Price/	Expiration	Number of	Market	Premiums	Appreciation
Issuer	Option Type	Rate	Date	Contracts*	Value ╪	Received	(Depreciation)
MXN/CHF	Foreign Currency	14.10 (MXN/CHF)	01/05/2012	4,237,288	$169	$171	$2
USD/EUR Binary Ҹ	Foreign Currency	1.60 (USD/EUR)	11/24/2011	410,745	37	38	1
					$206	$209	$3

*	The number of contracts does not omit 000's

Ҹ
This security has limitations. If the U.S. Dollar to Euro exchange rate is greater than or equal to 1.60 on expiration date, the Fund will be required to pay the counterparty the equivalent of par on the number of contracts traded.

æ
This security has exercise limitations. It can only be exercised on expiration date provided that the Japanese Yen to Euro exchange rate is greater than 108.75, the U.S. Dollar to Euro exchange rate is greater than 1.3119, and the Mexican Peso to Euro exchange rate is greater than 16.3578. If all three conditions are met, the currency transaction which results in the smallest gain may be executed as a result of exercising the option contract. If these conditions are not met, the option cannot be exercised.

β
This security has limitations. If the U.S. Dollar to Euro exchange rate is less than or equal to 1.10 on expiration date, the counterparty will be required to pay the Fund the equivalent of par on the number of contracts traded.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
12/2010	$1,665	American Gilsonite Co., 7.25%, 12/10/2015	$1,633
12/2010	$2,000	Decision Resources, Inc., 7.75%, 12/28/2016	1,970
09/2010 - 11/2010	$3,246	Easton-Bell Sports, Inc., 11.50%, 12/31/2015	3,107
05/2007	$622	Greenwich Capital Commercial Funding Corp., 0.00%, 11/05/2021 - 144A	604
01/2011	$1,590	MacQuarie Aircraft Leasing Finance S.A., Second Lien Term Loan, 4.26%, 11/29/2013	1,403
12/2010	$2,000	Northland Communications Corp., 7.75%, 12/05/2016	1,941
12/2010	$2,000	Property Data U.S., Inc., 7.00%, 07/15/2016	1,970
06/2009	$1,401	Residential Funding Mortgage Securities, Inc., 6.00%, 07/25/2037	1,028
06/2008 - 08/2010	$1,055	Turbo Beta Ltd., 0.00%, 03/12/2018	1,055
12/2010	$2,000	Utex Industries, Inc., 8.50%, 12/17/2016	1,970
03/2008	$481	Wells Fargo Alternative Loan Trust, 6.25%, 11/25/2037	390

The aggregate value of these securities at January 31, 2011, was $16,734, which represents 4.21% of total net assets.

10

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2011

						Unrealized
				Contract		Appreciation/
Description	Counterparty	Buy / Sell	Market Value ╪	Amount	Delivery Date	(Depreciation)
Euro	Deutsche Bank Securities	Buy	$4,378	$4,127	03/16/2011	$251
Euro	Deutsche Bank Securities	Buy	3,969	3,976	02/28/2011	(7)
Euro	Deutsche Bank Securities	Sell	4,378	4,255	03/16/2011	(123)
Euro	Goldman Sachs	Sell	3,969	3,966	02/25/2011	(3)
Euro	Wells Fargo	Sell	3,969	3,963	02/28/2011	(6)
Mexican New Peso	Deutsche Bank Securities	Buy	4,365	4,255	03/16/2011	110
Mexican New Peso	Wells Fargo	Buy	4,098	4,111	02/24/2011	(13)
Mexican New Peso	Wells Fargo	Sell	4,365	4,309	03/16/2011	(56)
Mexican New Peso	Wells Fargo	Sell	4,098	4,102	02/24/2011	4
Swiss Franc	Wells Fargo	Buy	4,202	4,206	02/24/2011	(4)
Swiss Franc	Wells Fargo	Sell	4,202	4,110	02/24/2011	(92)
						$61

Credit Default Swap Contracts Outstanding at January 31, 2011

								Unrealized
		Notional	Buy/Sell	(Pay)/Receive	Expiration		Market	Appreciation/
Counterparty	Reference Entity	Amount (a)	Protection	Fixed Rate	Date	Cost	Value ╪	(Depreciation)
JP Morgan Securities	CDX North American High Yield Index	$6,035	Buy	0.05%	12/20/15	$(241)	$(214)	$27

(a)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Distribution by Credit Quality
as of January 31, 2011

Percentage of
Credit Rating *	Net Assets
Aaa / AAA	3.6
Aa / AA	0.9
A	6.7
Baa / BBB	21.6
Ba / BB	14.6
B	28.8
Caa / CCC or Lower	11.6
Unrated	5.1
U.S. Government Securities	3.7
Cash	2.7
Other Assets & Liabilities	0.7
Total	100.0%

*
Does not apply to the fund itself. Based upon Moody’s and S&P long-term credit ratings for the fund’s holdings as of date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings. “Cash” includes non fixed income instruments and other short-term instruments.

11

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$39,005	$–	$37,968	$1,037
Corporate Bonds: Investment Grade	96,358	–	92,867	3,491
Corporate Bonds: Non-Investment Grade	185,873	–	183,742	2,131
Preferred Stocks	4,322	2,629	1,693	–
Put Options Purchased	227	–	227	–
Senior Floating Rate Interests: Non-Investment Grade	48,192	–	48,192	–
U.S. Government Agencies	402	–	193	209
U.S. Government Securities	13,291	6,139	7,152	–
Warrants	78	78	–	–
Short-Term Investments	7,019	814	6,205	–
Total	$394,767	$9,660	$378,239	$6,868
Credit Default Swaps *	27	–	27	–
Foreign Currency Contracts *	365	–	365	–
Futures *	60	60	–	–
Written Options *	3	–	3	–
Total	$455	$60	$395	$–
Liabilities:
Foreign Currency Contracts *	304	–	304	–
Futures *	1,693	1,693	–	–
Total	$1,997	$1,693	$304	$–

♦	For the three-month period ended January 31, 2011, there were no significant transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as		Change in							Balance
	of	Realized	Unrealized					Transfers	Transfers	as of
	October	Gain	Appreciation		Net			Into	Out of	January
	31, 2010	(Loss)	(Depreciation)		Amortization	Purchases	Sales	Level 3 *	Level 3*	31, 2011
Assets:
Asset & Commercial Mortgage
Backed Securities	$2,295	$—	$49	†	$2	$401	$(444)	$—	$(1,266)	$1,037
Common Stocks	—	—	—		—	—	—	—	—	—
Corporate Bonds	10,034	—	5	‡	(1)	3,179	(64)	—	(7,531)	5,622
Options Purchased	—	(43)	43		—	—	—	—	—	—
U.S. Government Agencies	—	—	—		—	209	—	—	—	209
Total	$12,329	$(43)	$97		$1	$3,789	$(508)	$—	$(8,797)	$6,868

*	Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Securities where trading has been halted (transfer into Level 3) or securities where trading has resumed (transfer out of Level 3).
2)	Broker quoted securities (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Securities that have certain restrictions on trading (transfer into Level 3) or securities where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation or depreciation in the current period relating to assets still held at January 31, 2011 was $9.
‡	Change in unrealized appreciation or depreciation in the current period relating to assets still held at January 31, 2011 was $5.

12

The Hartford Target Retirement 2010 Fund
Schedule of Investments
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 91.1%
EQUITY FUNDS - 47.7%
31	The Hartford Capital Appreciation Fund,
	Class Y●	$1,186
23	The Hartford Capital Appreciation II Fund,
	Class Y●	342
15	The Hartford Disciplined Equity Fund,
	Class Y	196
114	The Hartford Dividend and Growth Fund,
	Class Y	2,253
98	The Hartford Equity Income Fund, Class Y	1,281
57	The Hartford Fundamental Growth Fund,
	Class Y●	686
120	The Hartford Global Research Fund, Class Y	1,212
31	The Hartford Growth Fund, Class Y●	583
11	The Hartford Growth Opportunities Fund,
	Class Y	311
90	The Hartford International Opportunities Fund,
	Class Y	1,403
87	The Hartford International Small Company
	Fund, Class Y	1,175
40	The Hartford International Value Fund,
	Class Y	504
32	The Hartford MidCap Fund, Class Y●	791
160	The Hartford MidCap Value Fund, Class Y	1,987
21	The Hartford Small Company Fund, Class Y●	442
81	The Hartford Small/Mid Cap Equity Fund,
	Class Y	860
26	The Hartford SmallCap Growth Fund,
	Class Y●	833
220	The Hartford Value Fund, Class Y	2,570
48	The Hartford Value Opportunities Fund,
	Class Y	672
	Total equity funds
	(cost $16,024)	$19,287

FIXED INCOME FUNDS - 43.4%
330	The Hartford Corporate Opportunities Fund,
	Class Y	$3,247
170	The Hartford Floating Rate Fund, Class Y	1,526
156	The Hartford High Yield Fund, Class Y	1,167
414	The Hartford Inflation Plus Fund, Class Y	4,711
256	The Hartford Short Duration Fund, Class Y	2,526
415	The Hartford Total Return Bond Fund, Class Y	4,410
	Total fixed income funds
	(cost $17,331)	$17,587

	Total investments in affiliated investment
	companies
	(cost $33,355)	$36,874

EXCHANGE TRADED FUNDS - 8.6%
32	Powershares DB Commodity Index Tracking
	Fund ●		$910
21	Powershares Emerging Markets Sovereign
	Debt Portfolio		551
4	SPDR Dow Jones International Real Estate		173
4	SPDR Dow Jones REIT		257
34	Vanguard Emerging Markets		1,586

	Total exchange traded funds
	(cost $3,348)		$3,477

	Total long-term investments
	(cost $36,703)		$40,351

SHORT-TERM INVESTMENTS - 0.0%
3	State Street Bank Money Market Fund		$3

	Total short-term investments
	(cost $3)		$3

	Total investments
	(cost $36,706) ▲	99.7%	$40,354
	Other assets and liabilities	0.3%	107
	Total net assets	100.0%	$40,461

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2011, the cost of securities for federal income tax purposes was $36,946 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$3,833
Unrealized Depreciation	(425)
Net Unrealized Appreciation	$3,408

1

The Hartford Target Retirement 2010 Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

●	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
January 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$36,874	$36,874	$–	$–
Exchange Traded Funds	3,477	3,477	–	–
Short-Term Investments	3	3	–	–
Total	$40,354	$40,354	$–	$–

♦	For the three-month period ended January 31, 2011, there were no significant transfers between Level 1 and Level 2.

2

The Hartford Target Retirement 2015 Fund
Schedule of Investments
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 92.7%
EQUITY FUNDS - 56.6%
9	The Hartford Capital Appreciation Fund,
	Class Y●	$362
23	The Hartford Capital Appreciation II Fund,
	Class Y●	336
6	The Hartford Disciplined Equity Fund,
	Class Y	80
92	The Hartford Dividend and Growth Fund,
	Class Y	1,831
167	The Hartford Equity Income Fund, Class Y	2,192
110	The Hartford Fundamental Growth Fund,
	Class Y●	1,316
6	The Hartford Global Growth Fund, Class Y	97
184	The Hartford Global Research Fund, Class Y	1,860
4	The Hartford Growth Fund, Class Y●	75
53	The Hartford International Opportunities Fund,
	Class Y	836
98	The Hartford International Small Company
	Fund, Class Y	1,326
49	The Hartford International Value Fund,
	Class Y	616
87	The Hartford MidCap Fund, Class Y●	2,142
85	The Hartford MidCap Value Fund, Class Y	1,056
19	The Hartford Small Company Fund, Class Y●	401
49	The Hartford Small/Mid Cap Equity Fund,
	Class Y	520
24	The Hartford SmallCap Growth Fund,
	Class Y●	779
186	The Hartford Value Fund, Class Y	2,172
12	The Hartford Value Opportunities Fund,
	Class Y	164
	Total equity funds
	(cost $15,644)	$18,161

FIXED INCOME FUNDS - 36.1%
142	The Hartford Corporate Opportunities Fund,
	Class Y	$1,402
139	The Hartford Floating Rate Fund, Class Y	1,250
66	The Hartford High Yield Fund, Class Y	494
220	The Hartford Inflation Plus Fund, Class Y	2,511
320	The Hartford Short Duration Fund, Class Y	3,158
258	The Hartford Total Return Bond Fund, Class Y	2,748
	Total fixed income funds
	(cost $11,571)	$11,563

	Total investments in affiliated investment
	companies
	(cost $27,215)	$29,724

EXCHANGE TRADED FUNDS - 7.1%
21	Powershares DB Commodity Index Tracking
	Fund ●	$588
11	Powershares Emerging Markets Sovereign
	Debt Portfolio	298
4	SPDR Dow Jones International Real Estate	167
3	SPDR Dow Jones REIT	211
22	Vanguard Emerging Markets	1,007

	Total exchange traded funds
	(cost $2,131)	$2,271

	Total long-term investments
	(cost $29,346)	$31,995

SHORT-TERM INVESTMENTS - 0.0%
4	State Street Bank Money Market Fund		$4

	Total short-term investments
	(cost $4)		$4

	Total investments
	(cost $29,350) ▲	99.8%	$31,999
	Other assets and liabilities	0.2%	57
	Total net assets	100.0%	$32,056

1

The Hartford Target Retirement 2015 Fund
Schedule of Investments – (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2011, the cost of securities for federal income tax purposes was $29,359 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$2,784
Unrealized Depreciation	(144)
Net Unrealized Appreciation	$2,640

●	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
January 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$29,724	$29,724	$–	$–
Exchange Traded Funds	2,271	2,271	–	–
Short-Term Investments	4	4	–	–
Total	$31,999	$31,999	$–	$–

♦	For the three-month period ended January 31, 2011, there were no significant transfers between Level 1 and Level 2.

2

The Hartford Target Retirement 2020 Fund
Schedule of Investments January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 93.6%
EQUITY FUNDS - 63.0%
143	The Hartford Capital Appreciation Fund,
	Class Y●	$5,510
71	The Hartford Capital Appreciation II Fund,
	Class Y●	1,038
76	The Hartford Disciplined Equity Fund,
	Class Y	1,009
494	The Hartford Dividend and Growth Fund,
	Class Y	9,794
284	The Hartford Equity Income Fund, Class Y	3,714
388	The Hartford Fundamental Growth Fund,
	Class Y●	4,638
45	The Hartford Global Growth Fund, Class Y	751
477	The Hartford Global Research Fund, Class Y	4,832
76	The Hartford Growth Fund, Class Y●	1,425
33	The Hartford Growth Opportunities Fund,
	Class Y	953
137	The Hartford International Opportunities
	Fund, Class Y	2,141
373	The Hartford International Small Company
	Fund, Class Y	5,037
114	The Hartford International Value Fund,
	Class Y	1,425
332	The Hartford MidCap Fund, Class Y●	8,135
172	The Hartford MidCap Value Fund, Class Y	2,139
51	The Hartford Small Company Fund, Class Y●	1,087
306	The Hartford Small/Mid Cap Equity Fund,
	Class Y	3,245
94	The Hartford SmallCap Growth Fund,
	Class Y●	3,029
702	The Hartford Value Fund, Class Y	8,214
82	The Hartford Value Opportunities Fund,
	Class Y	1,146
	Total equity funds
	(cost $58,607)	$69,262

FIXED INCOME FUNDS - 30.6%
490	The Hartford Corporate Opportunities Fund,
	Class Y	$4,818
231	The Hartford Floating Rate Fund, Class Y	2,074
281	The Hartford High Yield Fund, Class Y	2,106
735	The Hartford Inflation Plus Fund, Class Y	8,371
750	The Hartford Short Duration Fund, Class Y	7,414
92	The Hartford Strategic Income Fund, Class Y	842
746	The Hartford Total Return Bond Fund, Class Y	7,927
	Total fixed income funds
	(cost $33,259)	$33,552

	Total investments in affiliated investment
	companies
	(cost $91,866)	$102,814

EXCHANGE TRADED FUNDS - 6.2%
101	Powershares DB Commodity Index Tracking
	Fund ●		$2,873
56	Vanguard Emerging Markets		2,611
13	Powershares Emerging Markets Sovereign
	Debt Portfolio		342
9	SPDR Dow Jones International Real Estate		341
9	SPDR Dow Jones REIT		598

	Total exchange traded funds
	(cost $5,967)		$6,765

	Total long-term investments
	(cost $97,833)		$109,579

SHORT-TERM INVESTMENTS - 0.0%
	Investment Pools and Funds - 0.0%
$2	State Street Bank Money Market Fund		$2

	Total short-term investments
	(cost $2)		$2

	Total investments
	(cost $97,835) ▲	99.8%	$109,581
	Other assets and liabilities	0.2%	204
	Total net assets	100.0%	$109,785

1

The Hartford Target Retirement 2020 Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2011, the cost of securities for federal income tax purposes was $98,076 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$11,975
Unrealized Depreciation	(470)
Net Unrealized Appreciation	$11,505

●	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
January 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$102,814	$102,814	$–	$–
Exchange Traded Funds	6,765	6,765	–	–
Short-Term Investments	2	2	–	–
Total	$109,581	$109,581	$–	$–

♦	For the three-month period ended January 31, 2011, there were no significant transfers between Level 1 and Level 2.

2

The Hartford Target Retirement 2025 Fund
Schedule of Investments
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 92.3%
EQUITY FUNDS - 66.1%
22	The Hartford Capital Appreciation Fund,
	Class Y●		$839
9	The Hartford Capital Appreciation II Fund,
	Class Y●		131
176	The Hartford Dividend and Growth Fund,
	Class Y		3,482
147	The Hartford Equity Income Fund, Class Y		1,923
126	The Hartford Fundamental Growth Fund,
	Class Y●		1,506
8	The Hartford Global Growth Fund, Class Y		138
234	The Hartford Global Research Fund, Class Y		2,374
10	The Hartford Growth Fund, Class Y●		177
4	The Hartford Growth Opportunities Fund,
	Class Y		114
50	The Hartford International Opportunities Fund,
	Class Y		780
120	The Hartford International Small Company
	Fund, Class Y		1,626
86	The Hartford International Value Fund,
	Class Y		1,067
93	The Hartford MidCap Fund, Class Y●		2,271
55	The Hartford MidCap Value Fund, Class Y		689
13	The Hartford Small Company Fund, Class Y●		272
125	The Hartford Small/Mid Cap Equity Fund,
	Class Y		1,323
48	The Hartford SmallCap Growth Fund,
	Class Y●		1,545
238	The Hartford Value Fund, Class Y		2,785
17	The Hartford Value Opportunities Fund,
	Class Y		237
	Total equity funds
	(cost $20,141)		$23,279

FIXED INCOME FUNDS - 26.2%
172	The Hartford Inflation Plus Fund, Class Y		$1,960
419	The Hartford Short Duration Fund, Class Y		4,139
291	The Hartford Total Return Bond Fund, Class Y		3,094
	Total fixed income funds
	(cost $9,250)		$9,193

	Total investments in affiliated investment
	companies
	(cost $29,391)		$32,472

EXCHANGE TRADED FUNDS - 7.6%
34	Powershares DB Commodity Index Tracking
	Fund ●		$969
5	SPDR Dow Jones International Real Estate		210
3	SPDR Dow Jones REIT		199
27	Vanguard Emerging Markets		1,278

	Total exchange traded funds
	(cost $2,473)		$2,656

	Total long-term investments
	(cost $31,864)		$35,128

	Total investments
	(cost $31,864) ▲	99.9%	$35,128
	Other assets and liabilities	0.1%	48
	Total net assets	100.0%	$35,176

1

The Hartford Target Retirement 2025 Fund
Schedule of Investments – (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2011, the cost of securities for federal income tax purposes was $31,864 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$3,397
Unrealized Depreciation	(133)
Net Unrealized Appreciation	$3,264

●	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
January 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$32,472	$32,472	$–	$–
Exchange Traded Funds	2,656	2,656	–	–
Total	$35,128	$35,128	$–	$–

♦	For the three-month period ended January 31, 2011, there were no significant transfers between Level 1 and Level 2.

2

The Hartford Target Retirement 2030 Fund
Schedule of Investments
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 92.4%
EQUITY FUNDS - 73.2%
175	The Hartford Capital Appreciation Fund,
	Class Y●		$6,740
84	The Hartford Capital Appreciation II Fund,
	Class Y●		1,228
135	The Hartford Disciplined Equity Fund,
	Class Y		1,787
435	The Hartford Dividend and Growth Fund,
	Class Y		8,625
359	The Hartford Equity Income Fund, Class Y		4,697
374	The Hartford Fundamental Growth Fund,
	Class Y●		4,464
65	The Hartford Global Growth Fund, Class Y		1,076
388	The Hartford Global Research Fund, Class Y		3,927
95	The Hartford Growth Fund, Class Y●		1,779
60	The Hartford Growth Opportunities Fund,
	Class Y		1,731
309	The Hartford International Opportunities Fund,
	Class Y		4,833
234	The Hartford International Small Company
	Fund, Class Y		3,163
110	The Hartford International Value Fund,
	Class Y		1,373
185	The Hartford MidCap Fund, Class Y●		4,533
345	The Hartford MidCap Value Fund, Class Y		4,290
149	The Hartford Small Company Fund, Class Y●		3,208
240	The Hartford Small/Mid Cap Equity Fund,
	Class Y		2,539
174	The Hartford SmallCap Growth Fund,
	Class Y●		5,600
1,150	The Hartford Value Fund, Class Y		13,460
127	The Hartford Value Opportunities Fund,
	Class Y		1,781
	Total equity funds
	(cost $68,611)		$80,834

FIXED INCOME FUNDS - 19.2%
490	The Hartford Inflation Plus Fund, Class Y		$5,584
718	The Hartford Short Duration Fund, Class Y		7,097
803	The Hartford Total Return Bond Fund,
	Class Y		8,539
	Total fixed income funds
	(cost $21,057)		$21,220

	Total investments in affiliated investment
	companies
	(cost $89,668)		$102,054

EXCHANGE TRADED FUNDS - 7.5%
115	Powershares DB Commodity Index
	Tracking Fund ●		$3,288
73	Vanguard Emerging Markets		3,415
21	SPDR Dow Jones International Real
	Estate		832
11	SPDR Dow Jones REIT		695
	Total exchange traded funds
	(cost $7,475)		$8,230

	Total long-term investments
	(cost $97,143)		$110,284

	Total investments
	(cost $97,143) ▲	99.9%	$110,284
	Other assets and liabilities	0.1%	101
	Total net assets	100.0%	$110,385

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2011, the cost of securities for federal income tax purposes was $97,467 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$13,377
Unrealized Depreciation	(560)
Net Unrealized Appreciation	$12,817

1

The Hartford Target Retirement 2030 Fund
Schedule of Investments – (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

●	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
January 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$102,054	$102,054	$–	$–
Exchange Traded Funds	8,230	8,230	–	–
Total	$110,284	$110,284	$–	$–

♦	For the three-month period ended January 31, 2011, there were no significant transfers between Level 1 and Level 2.

2

The Hartford Target Retirement 2035 Fund
Schedule of Investments
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 92.9%
EQUITY FUNDS - 78.9%
30	The Hartford Capital Appreciation Fund,
	Class Y●		$1,147
16	The Hartford Capital Appreciation II Fund,
	Class Y●		227
8	The Hartford Disciplined Equity Fund,
	Class Y		111
73	The Hartford Dividend and Growth Fund,
	Class Y		1,442
130	The Hartford Equity Income Fund, Class Y		1,709
67	The Hartford Fundamental Growth Fund,
	Class Y●		805
6	The Hartford Global Growth Fund, Class Y		106
172	The Hartford Global Research Fund, Class Y		1,738
16	The Hartford Growth Fund, Class Y●		294
9	The Hartford Growth Opportunities Fund,
	Class Y		264
32	The Hartford International Opportunities Fund,
	Class Y		507
52	The Hartford International Small Company
	Fund, Class Y		698
38	The Hartford International Value Fund,
	Class Y		476
47	The Hartford MidCap Fund, Class Y●		1,148
160	The Hartford MidCap Value Fund, Class Y		1,986
14	The Hartford Small Company Fund, Class Y●		301
154	The Hartford Small/Mid Cap Equity Fund,
	Class Y		1,626
52	The Hartford SmallCap Growth Fund,
	Class Y●		1,657
183	The Hartford Value Fund, Class Y		2,141
60	The Hartford Value Opportunities Fund, Class
	Y		847
	Total equity funds
	(cost $16,689)		$19,230

FIXED INCOME FUNDS - 14.0%
66	The Hartford Inflation Plus Fund, Class Y		$750
159	The Hartford Short Duration Fund, Class Y		1,572
104	The Hartford Total Return Bond Fund, Class Y		1,103
	Total fixed income funds
	(cost $3,454)		$3,425

	Total investments in affiliated investment
	companies
	(cost $20,143)		$22,655

EXCHANGE TRADED FUNDS - 7.0%
27	Powershares DB Commodity Index
	Tracking Fund ●		$763
4	SPDR Dow Jones International Real
	Estate		151
2	SPDR Dow Jones REIT		132
14	Vanguard Emerging Markets		647
	Total exchange traded funds
	(cost $1,543)		$1,693

	Total long-term investments
	(cost $21,686)		$24,348

	Total investments
	(cost $21,686) ▲	99.9%	$24,348
	Other assets and liabilities	0.1%	35
	Total net assets	100.0%	$24,383

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2011, the cost of securities for federal income tax purposes was $21,693 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$2,720
Unrealized Depreciation	(65)
Net Unrealized Appreciation	$2,655

●	Currently non-income producing.

1

The Hartford Target Retirement 2035 Fund
Schedule of Investments — (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
January 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$22,655	$22,655	$–	$–
Exchange Traded Funds	1,693	1,693	–	–
Total	$24,348	$24,348	$–	$–

♦	For the three-month period ended January 31, 2011, there were no significant transfers between Level 1 and Level 2.

2

The Hartford Target Retirement 2040 Fund
Schedule of Investments
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 92.5%
EQUITY FUNDS - 82.5%
39	The Hartford Capital Appreciation Fund, Class
	Y●	$1,483
20	The Hartford Capital Appreciation II Fund,
	Class Y●	297
2	The Hartford Disciplined Equity Fund,
	Class Y	31
65	The Hartford Dividend and Growth Fund,
	Class Y	1,291
120	The Hartford Equity Income Fund, Class Y	1,571
84	The Hartford Fundamental Growth Fund,
	Class Y●	1,001
–	The Hartford Global Growth Fund, Class Y	8
230	The Hartford Global Research Fund, Class Y	2,329
17	The Hartford Growth Fund, Class Y●	315
11	The Hartford Growth Opportunities Fund,
	Class Y	328
31	The Hartford International Opportunities Fund,
	Class Y	487
50	The Hartford International Small Company
	Fund, Class Y	675
30	The Hartford International Value Fund,
	Class Y	374
65	The Hartford MidCap Fund, Class Y●	1,595
215	The Hartford MidCap Value Fund, Class Y	2,669
25	The Hartford Small Company Fund, Class Y●	547
156	The Hartford Small/Mid Cap Equity Fund,
	Class Y	1,653
44	The Hartford SmallCap Growth Fund,
	Class Y●	1,406
261	The Hartford Value Fund, Class Y	3,055
40	The Hartford Value Opportunities Fund, Class
	Y	563
	Total equity funds
	(cost $18,731)	$21,678

FIXED INCOME FUNDS - 10.0%
155	The Hartford Inflation Plus Fund, Class Y	$1,764
7	The Hartford Short Duration Fund, Class Y	65
77	The Hartford Total Return Bond Fund, Class Y	814
	Total fixed income funds
	(cost $2,681)	$2,643

	Total investments in affiliated investment
	companies
	(cost $21,412)	$24,321

EXCHANGE TRADED FUNDS - 7.4%
29	Powershares DB Commodity Index
	Tracking Fund ●		$832
3	SPDR Dow Jones International Real
	Estate		114
5	SPDR Dow Jones REIT		324
14	Vanguard Emerging Markets		670

	Total exchange traded funds
	(cost $1,789)		$1,940

	Total long-term investments
	(cost $23,201)		$26,261

	Total investments
	(cost $23,201) ▲	99.9%	$26,261
	Other assets and liabilities	0.1%	32
	Total net assets	100.0%	$26,293

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2011, the cost of securities for federal income tax purposes was $23,203 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$3,120
Unrealized Depreciation	(62)
Net Unrealized Appreciation	$3,058

●	Currently non-income producing.

1

The Hartford Target Retirement 2040 Fund
Schedule of Investments — (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
January 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$24,321	$24,321	$–	$–
Exchange Traded Funds	1,940	1,940	–	–
Total	$26,261	$26,261	$–	$–

♦	For the three-month period ended January 31, 2011, there were no significant transfers between Level 1 and Level 2.

2

The Hartford Target Retirement 2045 Fund
Schedule of Investments
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 91.2%
EQUITY FUNDS - 85.2%
24	The Hartford Capital Appreciation Fund,
	Class Y●		$926
7	The Hartford Capital Appreciation II Fund,
	Class Y●		106
–	The Hartford Disciplined Equity Fund, Class Y		6
11	The Hartford Dividend and Growth Fund,
	Class Y		217
39	The Hartford Equity Income Fund, Class Y		514
34	The Hartford Fundamental Growth Fund,
	Class Y●		400
8	The Hartford Global Growth Fund, Class Y		129
69	The Hartford Global Research Fund, Class Y		697
16	The Hartford Growth Fund, Class Y●		291
5	The Hartford Growth Opportunities Fund,
	Class Y		134
22	The Hartford International Opportunities Fund,
	Class Y		339
35	The Hartford International Small Company
	Fund, Class Y		467
19	The Hartford International Value Fund, Class
	Y		236
15	The Hartford MidCap Fund, Class Y●		374
88	The Hartford MidCap Value Fund, Class Y		1,094
20	The Hartford Small Company Fund, Class Y●		438
48	The Hartford Small/Mid Cap Equity Fund,
	Class Y		510
21	The Hartford SmallCap Growth Fund,
	Class Y●		683
164	The Hartford Value Fund, Class Y		1,914
31	The Hartford Value Opportunities Fund,
	Class Y		429
	Total equity funds
	(cost $8,157)		$9,904

FIXED INCOME FUNDS - 6.0%
35	The Hartford Inflation Plus Fund, Class Y		$397
29	The Hartford Total Return Bond Fund, Class Y		305
	Total fixed income funds
	(cost $711)		$702

	Total investments in affiliated investment
	companies
	(cost $8,868)		$10,606

EXCHANGE TRADED FUNDS - 8.6%
16	Powershares DB Commodity Index Tracking
	Fund ●		$466
3	SPDR Dow Jones International Real Estate		102
2	SPDR Dow Jones REIT		126
7	Vanguard Emerging Markets		306
	Total exchange traded funds
	(cost $895)		$1,000

	Total long-term investments
	(cost $9,763)		$11,606

	Total investments
	(cost $9,763) ▲	99.8%	$11,606
	Other assets and liabilities	0.2%	28
	Total net assets	100.0%	$11,634

1

The Hartford Target Retirement 2045 Fund
Schedule of Investments — (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2011, the cost of securities for federal income tax purposes was $9,763 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,861
Unrealized Depreciation	(18)
Net Unrealized Appreciation	$1,843

●	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
January 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$10,606	$10,606	$–	$–
Exchange Traded Funds	1,000	1,000	–	–
Total	$11,606	$11,606	$–	$–

♦	For the three-month period ended January 31, 2011, there were no significant transfers between Level 1 and Level 2.

2

The Hartford Target Retirement 2050 Fund
Schedule of Investments
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 93.3%
EQUITY FUNDS - 88.3%
30	The Hartford Capital Appreciation Fund,
	Class Y●		$1,169
8	The Hartford Capital Appreciation II Fund,
	Class Y●		117
7	The Hartford Dividend and Growth Fund,
	Class Y		137
75	The Hartford Equity Income Fund, Class Y		980
31	The Hartford Fundamental Growth Fund,
	Class Y●		367
7	The Hartford Global Growth Fund, Class Y		115
78	The Hartford Global Research Fund, Class Y		794
21	The Hartford Growth Fund, Class Y●		387
5	The Hartford Growth Opportunities Fund,
	Class Y		139
21	The Hartford International Opportunities Fund,
	Class Y		321
44	The Hartford International Small Company
	Fund, Class Y		589
23	The Hartford International Value Fund,
	Class Y		284
21	The Hartford MidCap Fund, Class Y●		506
99	The Hartford MidCap Value Fund, Class Y		1,233
23	The Hartford Small Company Fund, Class Y●		503
115	The Hartford Small/Mid Cap Equity Fund,
	Class Y		1,216
19	The Hartford SmallCap Growth Fund,
	Class Y●		609
201	The Hartford Value Fund, Class Y		2,353
23	The Hartford Value Opportunities Fund, Class
	Y		328
	Total equity funds
	(cost $10,282)		$12,147

FIXED INCOME FUNDS - 5.0%
30	The Hartford Inflation Plus Fund, Class Y		$342
32	The Hartford Total Return Bond Fund, Class Y		341
	Total fixed income funds
	(cost $693)		$683

	Total investments in affiliated investment
	companies
	(cost $10,975)		$12,830

EXCHANGE TRADED FUNDS - 6.5%
14	Powershares DB Commodity Index Tracking
	Fund ●		$409
3	SPDR Dow Jones International Real Estate		102
1	SPDR Dow Jones REIT		77
7	Vanguard Emerging Markets		311

	Total exchange traded funds
	(cost $809)		$899

	Total long-term investments
	(cost $11,784)		$13,729

	Total investments
	(cost $11,784) ▲	99.8%	$13,729
	Other assets and liabilities	0.2%	28
	Total net assets	100.0%	$13,757

1

The Hartford Target Retirement 2050 Fund
Schedule of Investments – (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2011, the cost of securities for federal income tax purposes was $11,784 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,966
Unrealized Depreciation	(21)
Net Unrealized Appreciation	$1,945

●	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
January 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$12,830	$12,830	$–	$–
Exchange Traded Funds	899	899	–	–
Total	$13,729	$13,729	$–	$–

♦	For the three-month period ended January 31, 2011, there were no significant transfers between Level 1 and Level 2.

2

The Hartford Total Return Bond Fund
Schedule of Investments
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 10.8%
	Finance and Insurance - 10.8%
	Ally Automotive Receivables Trust
$950	3.00%, 10/15/2015 ■	$984
1,960	3.29%, 03/15/2015 ■	2,032
	Americold LLC Trust
1,600	7.44%, 01/14/2029 ■	1,717
	Banc of America Commercial Mortgage, Inc.
950	5.48%, 01/15/2049	945
1,080	5.66%, 06/10/2049 Δ	1,136
	Banc of America Large Loan
994	2.01%, 11/15/2015 ■Δ	915
3,150	5.33%, 12/16/2043 ■	3,148
2,665	5.65%, 06/15/2049 ■Δ	2,718
	Bank of America Automotive Trust
3,400	3.03%, 10/15/2016 ■	3,509
	Bear Stearns Commercial Mortgage
	Securities, Inc.
7,117	4.07%, 07/11/2042 ⌂►	100
6,114	4.12%, 11/11/2041 ⌂►	76
4,865	5.81%, 06/12/2043	5,238
	CBA Commercial Small Balance Commercial Mortgage
5,931	4.11%, 07/25/2035 ■Δ	838
13,089	5.57%, 06/25/2038 ■Δ	1,710
	Chase Issuance Trust
2,660	5.12%, 10/15/2014	2,851
	Citibank Credit Card Issuance Trust
2,420	5.70%, 05/15/2013	2,478
3,765	6.30%, 06/20/2014	3,992
	Citigroup Commercial Mortgage Trust
5,725	5.70%, 12/10/2049 Δ	5,946
2,600	5.73%, 03/15/2049 Δ	2,701
4,870	6.10%, 12/10/2049 Δ	5,297
	Citigroup/Deutsche Bank Commercial Mortgage Trust
4,175	5.32%, 12/11/2049	4,348
3,780	5.34%, 01/15/2046 Δ	4,058
1,800	5.62%, 10/15/2048	1,935
4,010	5.89%, 11/15/2044	4,308
	CNH Equipment Trust
2,631	2.90%, 11/17/2014 ○	2,591
	Commercial Mortgage Pass-Through Certificates
1,095	5.24%, 10/10/2020 ■	1,095
11,838	5.30%, 09/01/2020 ■►	1,310
650	5.78%, 10/01/2020 ■Δ	665
4,015	5.81%, 12/10/2049 Δ	4,348
12,801	8.25%, 10/01/2020 ■►	539
	Countrywide Home Loans, Inc.
6,822	6.00%, 10/25/2037 ⌂	6,222
	Credit Suisse Mortgage Capital Certificates
5,347	5.31%, 12/15/2039	5,596
2,605	5.34%, 12/15/2039	2,581
	Credit-Based Asset Servicing and Securitization
610	0.53%, 05/25/2036 ■Δ	415
	Crest Clarendon Street
2,486	0.78%, 12/28/2017 ■Δ	2,392
	CW Capital Cobalt Ltd.
2,480	5.48%, 04/15/2047	2,591
	Daimler Chrysler Automotive Trust
339	4.71%, 09/10/2012 Δ	341
	Extended Stay America Trust
2,195	5.50%, 11/05/2027 ■	2,232
	Ford Credit Automotive Owner Trust
1,560	3.21%, 04/15/2015	1,560
710	5.53%, 05/15/2016 ■	755
	Ford Credit Floorplan Master Owner Trust
2,600	1.50%, 09/15/2015	2,582
	Fremf Mortgage Trust
2,260	5.16%, 09/25/2045 ■Δ	1,927
	GE Business Loan Trust
1,593	1.26%, 05/15/2034 ■Δ	514
	GE Capital Credit Card Master Note Trust
7,025	2.21%, 06/15/2016	7,145
1,490	3.69%, 07/15/2015	1,547
	Goldman Sachs Mortgage Securities Corp. II
3,535	5.56%, 11/10/2039	3,811
19,007	6.00%, 08/10/2020 ■►	1,696
	Greenwich Capital Commercial Funding Corp.
5,385	5.44%, 03/10/2039 Δ	5,728
	JP Morgan Automotive Receivable Trust
385	12.85%, 03/15/2012 ⌂†	32
	JP Morgan Chase Commercial Mortgage Securities Corp.
65,708	4.82%, 08/12/2037 ►	94
1,570	5.33%, 12/15/2044 Δ	1,582
4,750	5.34%, 05/15/2047	4,954
1,740	5.40%, 05/15/2045	1,861
4,054	5.42%, 01/15/2049	4,257
4,900	5.43%, 12/12/2043	5,193
1,285	5.44%, 06/12/2047 Δ	1,356
1,745	5.46%, 01/15/2049 Δ	1,729
2,565	5.46%, 12/12/2043	2,602
1,385	5.53%, 11/15/2043 ■Δ	1,361
2,350	5.93%, 02/12/2051 Δ	2,383
5,867	6.00%, 09/15/2020 ■►	636
73,458	7.00%, 05/12/2045 ►	839
6,325	10.00%, 10/15/2020 ■►	258
	LB-UBS Commercial Mortgage Trust
17,450	5.26%, 09/15/2039 ⌂►	296
3,145	5.42%, 02/15/2040 Δ	3,335
2,685	5.43%, 02/15/2040	2,845
	Lehman Brothers Small Balance Commercial
558	5.52%, 09/25/2030 ■	519
395	5.62%, 09/25/2036 ■	371
	Merrill Lynch Mortgage Trust
1,215	5.11%, 07/12/2038 Δ	1,264
5,006	5.83%, 06/12/2050 Δ	5,162

1

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 10.8% - (continued)
		Finance and Insurance - 10.8% - (continued)
		Merrill Lynch/Countrywide Commercial Mortgage Trust
	$2,355	5.17%, 12/12/2049 Δ	$2,493
	3,095	5.20%, 12/12/2049	3,048
	3,830	5.38%, 08/12/2048	3,990
	2,745	5.49%, 03/12/2051 Δ	2,855
	17,216	7.00%, 07/12/2046 ⌂►	368
		Morgan Stanley Capital I
	3,588	5.33%, 12/15/2043	3,828
	2,854	5.60%, 04/12/2049 Δ	2,930
		Morgan Stanley Dean Witter Capital I
	2,620	8.05%, 08/25/2032 ⌂►†	–
		Morgan Stanley Reremic Trust
	2,775	5.81%, 08/12/2045 ■Δ	2,835
		National Credit Union Administration
	3,348	1.84%, 10/07/2020 Δ	3,352
		Nationstar Home Equity Loan Trust
	48	0.00%, 03/25/2037 ⌂●	–
		NCUA Guaranteed Notes
	2,158	2.90%, 10/29/2020	2,134
		Popular ABS Mortgage Pass-Through Trust
	508	4.75%, 12/25/2034	511
	437	5.42%, 04/25/2035	263
		RBSCF Trust
	2,970	5.51%, 04/16/2047 ■Δ	3,002
		Renaissance Home Equity Loan Trust
	611	5.36%, 05/25/2035	368
	2,945	5.58%, 11/25/2036 Δ	2,358
		Residential Funding Mortgage Securities, Inc.
	4,296	6.00%, 07/25/2037 ⌂	3,999
		Sovereign Commercial Mortgage Securities
	5,219	5.82%, 07/22/2030 ■Δ	5,395
		Wachovia Bank Commercial Mortgage Trust
	2,090	5.34%, 11/15/2048	2,120
	1,370	5.51%, 04/15/2047	1,429
		Wamu Commercial Mortgage Securities Trust
	4,760	6.13%, 03/23/2045 ■ΔΨ	3,074
		Wells Fargo Alternative Loan Trust
	2,977	6.25%, 11/25/2037 ⌂	2,619
			219,063
		Total asset & commercial mortgage backed securities
		(cost $205,673)	$219,063

CORPORATE BONDS: INVESTMENT GRADE - 26.7%
		Administrative Waste Management and Remediation - 0.1%
		Brambles USA, Inc.
	$2,370	3.95%, 04/01/2015 ■	$2,405

		Arts, Entertainment and Recreation - 1.3%
		DirecTV Holdings LLC
	3,590	7.63%, 05/15/2016	3,985
		Grupo Televisa S.A.
	4,064	6.63%, 01/15/2040	4,283
		NBC Universal, Inc.
	1,580	3.65%, 04/30/2015 ■	1,623
	2,460	4.38%, 04/01/2021 ■	2,380
	2,075	5.15%, 04/30/2020 ■	2,140
		Time Warner Cable, Inc.
	4,064	3.50%, 02/01/2015	4,187
	2,406	8.25%, 04/01/2019	2,985
		Time Warner Entertainment Co., L.P.
	3,190	8.38%, 07/15/2033	3,959
			25,542
		Beverage and Tobacco Product Manufacturing - 0.5%
		Altria Group, Inc.
	2,771	10.20%, 02/06/2039	3,762
		Anheuser-Busch Cos., Inc.
	280	8.20%, 01/15/2039 ■	371
		Anheuser-Busch InBev N.V.
	4,125	7.75%, 01/15/2019 ■	5,092
BRL	2,500	9.75%, 11/17/2015	1,526
			10,751
		Chemical Manufacturing - 1.1%
		Dow Chemical Co.
	2,160	2.50%, 02/15/2016	2,069
	2,145	4.25%, 11/15/2020	2,054
	5,675	8.55%, 05/15/2019	7,084
		Incitec Pivot Finance LLC
	6,965	6.00%, 12/10/2019 ■	7,152
		Yara International ASA
	2,775	7.88%, 06/11/2019 ■	3,339
			21,698
		Computer and Electronic Product Manufacturing - 0.0%
		Seagate Technology International
	547	10.00%, 05/01/2014 ■	639

		Construction - 0.2%
		CRH America, Inc.
	2,800	5.30%, 10/15/2013	2,994

		Electrical Equipment, Appliance Manufacturing - 0.3%
		General Electric Co.
	4,620	5.00%, 02/01/2013	4,943

		Finance and Insurance - 10.4%
		American Express Centurion Bank
	4,000	5.95%, 06/12/2017	4,435
		American Express Co.
	2,547	5.50%, 04/16/2013	2,740
	3,463	5.55%, 10/17/2012	3,698
		American International Group, Inc.
	1,083	3.65%, 01/15/2014	1,115
		Army Hawaii Family Housing Trust Certificates
	915	5.52%, 06/15/2050 ■	782

2

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 26.7% - (continued)
	Finance and Insurance - 10.4% - (continued)
	BAE Systems Holdings, Inc.
$4,894	5.20%, 08/15/2015 ■	$5,219
	Bank of America Corp.
4,885	5.63%, 07/01/2020	5,024
4,365	5.88%, 01/05/2021	4,570
2,630	7.38%, 05/15/2014	2,992
	Barclays Bank plc
3,335	6.05%, 12/04/2017 ■	3,426
	CDP Financial, Inc.
4,620	3.00%, 11/25/2014 ■	4,716
3,760	4.40%, 11/25/2019 ■	3,806
	Citigroup, Inc.
3,885	2.13%, 04/30/2012	3,965
9,530	4.59%, 12/15/2015	9,951
3,508	6.38%, 08/12/2014	3,915
1,588	8.13%, 07/15/2039	1,940
1,963	8.50%, 05/22/2019	2,403
	Comerica, Inc.
1,048	3.00%, 09/16/2015	1,044
	Corpoacion Andina De Fomento
3,810	3.75%, 01/15/2016	3,782
215	8.13%, 06/04/2019	257
	Fifth Third Bank
3,032	3.63%, 01/25/2016	3,055
	First Union Capital I
1,595	7.94%, 01/15/2027	1,621
	General Electric Capital Corp.
2,845	2.10%, 01/07/2014	2,845
2,069	4.63%, 01/07/2021	2,049
3,740	5.63%, 05/01/2018	4,054
	Goldman Sachs Group, Inc.
4,629	3.70%, 08/01/2015	4,707
5,783	6.25%, 02/01/2041	5,846
	Guardian Life Insurance Co.
2,643	7.38%, 09/30/2039 ■	3,046
	HCP, Inc.
2,404	2.70%, 02/01/2014	2,422
3,005	3.75%, 02/01/2016	3,005
	Huntington Bancshares, Inc.
395	7.00%, 12/15/2020	423
	Icici Bank Ltd.
1,200	5.75%, 11/16/2020 ■	1,167
	Jefferies Group, Inc.
3,183	8.50%, 07/15/2019	3,713
	JP Morgan Chase & Co.
2,089	5.50%, 10/15/2040	2,050
2,745	6.00%, 01/15/2018	3,049
	JP Morgan Chase Capital II
1,485	0.79%, 02/01/2027 Δ	1,197
	JP Morgan Chase Capital XXV
1,520	6.80%, 10/01/2037	1,568
	Lloyds Banking Group plc
6,730	4.38%, 01/12/2015 ■	6,742
	Massachusetts Mutual Life Insurance Co.
1,652	8.88%, 06/01/2039 ■	2,202
	Merrill Lynch & Co., Inc.
8,885	6.05%, 05/16/2016	9,386
	MetLife Global Funding I
4,290	0.55%, 03/15/2012 ■Δ	4,293
1,400	5.13%, 06/10/2014 ■	1,528
	MetLife, Inc.
220	5.38%, 12/15/2012	238
	Morgan Stanley
1,795	5.95%, 12/28/2017	1,902
13,095	6.25%, 08/28/2017	14,069
	Myriad International Holdings B.V.
1,800	6.38%, 07/28/2017 ■	1,876
	Nationwide Mutual Insurance Co.
2,650	9.38%, 08/15/2039 ■	3,097
	New York Life Global Funding
5,325	3.00%, 05/04/2015 ■	5,440
	New York Life Insurance Co.
2,496	6.75%, 11/15/2039 ■	2,892
	Ohio National Financial Services, Inc.
2,899	6.38%, 04/30/2020 ■	3,000
	Prudential Financial, Inc.
2,114	6.20%, 11/15/2040	2,199
	Rabobank Netherlands
1,609	11.00%, 06/30/2019 ■♠	2,080
	Royal Bank of Scotland plc
5,485	3.95%, 09/21/2015	5,350
	Santander U.S. Debt S.A.
4,500	3.72%, 01/20/2015 ■	4,225
	Teachers Insurance & Annuity Association
2,658	6.85%, 12/16/2039 ■	3,030
	Temasek Financial I Ltd.
3,920	4.30%, 10/25/2019 ■	4,041
	UBS AG Stamford CT
4,125	2.25%, 01/28/2014	4,134
2,205	4.88%, 08/04/2020	2,219
	VTB Capital S.A.
1,900	6.55%, 10/13/2020 ■	1,878
	Wells Fargo & Co.
1,358	3.63%, 04/15/2015	1,419
	Wells Fargo Bank NA
3,190	0.49%, 05/16/2016 Δ	2,952
5,375	4.75%, 02/09/2015	5,723
	ZFS Finance USA Trust I
939	6.50%, 05/09/2037 ■Δ	925
		212,437
	Food Manufacturing - 1.0%
	Kraft Foods, Inc.
7,785	4.13%, 02/09/2016	8,183
6,050	5.38%, 02/10/2020	6,453
2,004	6.13%, 02/01/2018	2,274
	Wrigley Jr., William Co.
4,155	3.70%, 06/30/2014 ■	4,290
		21,200
	Foreign Governments - 0.3%
	Banco Nacional De Desenvolvimento
2,100	5.50%, 07/12/2020 ■	2,132
	Brazil (Republic of)
999	8.00%, 01/15/2018	1,179
	South Africa (Republic of)
1,675	5.88%, 05/30/2022	1,746
		5,057
	Health Care and Social Assistance - 0.3%
	CVS Caremark Corp.
874	6.30%, 06/01/2037 Δ	842

3

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 26.7% - (continued)
	Health Care and Social Assistance - 0.3% - (continued)
	CVS Corp.
$3,834	8.35%, 07/10/2031 ■	$4,620
		5,462
	Information - 2.0%
	America Movil S.A. de C.V.
2,400	5.00%, 03/30/2020	2,489
2,300	6.13%, 03/30/2040	2,381
	AT&T, Inc.
5,887	5.35%, 09/01/2040 ■	5,379
	Cellco Partnership - Verizon Wireless Capital
3,108	8.50%, 11/15/2018	4,052
	France Telecom S.A.
1,865	2.13%, 09/16/2015	1,822
	Oracle Corp.
2,450	5.38%, 07/15/2040 ■	2,361
	Qwest Corp.
2,060	7.20%, 11/10/2026	2,040
1,325	7.25%, 10/15/2035	1,338
	Rogers Cable, Inc.
855	8.75%, 05/01/2032	1,095
	TCI Communications, Inc.
685	8.75%, 08/01/2015	846
	Telecom Italia Capital
2,054	7.18%, 06/18/2019	2,224
1,035	7.72%, 06/04/2038	1,046
	Telefonica Emisiones SAU
2,255	4.95%, 01/15/2015	2,364
1,610	5.13%, 04/27/2020	1,599
	Telefonica Moviles Chile
1,200	2.88%, 11/09/2015 ■	1,158
	Telemar Norte Leste S.A.
2,025	5.50%, 10/23/2020 ■	1,974
	Verizon Virginia, Inc.
6,870	4.63%, 03/15/2013	7,268
		41,436
	Management of Companies and Enterprises - 0.1%
	Votorantim Participacoes
2,700	6.75%, 04/05/2021 ■	2,845

	Mining - 1.9%
	Anglo American Capital plc
2,600	2.15%, 09/27/2013 ■	2,629
6,024	9.38%, 04/08/2014 - 04/08/2019 ■	7,422
	Anglogold Holdings plc
4,015	5.38%, 04/15/2020	4,146
945	6.50%, 04/15/2040	942
	Barrick Gold Corp.
3,065	6.95%, 04/01/2019	3,732
	Cliff's Natural Resources, Inc.
1,595	4.80%, 10/01/2020	1,556
2,690	5.90%, 03/15/2020	2,841
	Rio Tinto Finance USA Ltd.
2,675	3.50%, 11/02/2020	2,502
1,935	9.00%, 05/01/2019	2,565
	Southern Copper Corp.
2,050	5.38%, 04/16/2020	2,088
1,825	6.75%, 04/16/2040	1,860
	Teck Resources Ltd.
3,270	10.75%, 05/15/2019	4,251
	Vale Overseas Ltd.
2,310	6.88%, 11/10/2039	2,443
		38,977
	Miscellaneous Manufacturing - 0.7%
	Meccanica Holdings USA, Inc.
4,398	6.25%, 07/15/2019 - 01/15/2040 ■	4,050
	Tyco Electronics Group S.A.
2,220	4.88%, 01/15/2021	2,272
2,822	6.55%, 10/01/2017	3,233
	Tyco International Ltd.
3,336	8.50%, 01/15/2019	4,278
		13,833
	Petroleum and Coal Products Manufacturing - 3.1%
	BG Energy Capital plc
3,330	2.50%, 12/09/2015 ■	3,307
3,280	4.00%, 12/09/2020 ■	3,181
	Canadian Natural Resources Ltd.
391	6.25%, 03/15/2038	420
2,625	6.50%, 02/15/2037	2,887
	Consumers Energy Co.
1,460	5.15%, 02/15/2017	1,577
2,240	6.70%, 09/15/2019	2,657
	Gazprom International S.A.
1,585	7.20%, 02/01/2020 §	1,691
	KazMunayGas National Co.
1,515	11.75%, 01/23/2015 §	1,886
	Marathon Petroleum Corp.
2,660	5.13%, 03/01/2021 ■	2,684
3,995	6.50%, 03/01/2041 ■	3,953
	Motiva Enterprises LLC
1,620	5.75%, 01/15/2020 ■	1,802
	Nabors Industries, Inc.
1,915	5.00%, 09/15/2020 ■	1,869
2,712	9.25%, 01/15/2019	3,357
	Pemex Project Funding Master Trust
2,575	6.63%, 06/15/2035	2,578
	Petrobras International Finance Co.
1,740	3.88%, 01/27/2016	1,757
2,200	5.75%, 01/20/2020	2,272
2,175	6.88%, 01/20/2040	2,243
	Rowan Cos., Inc.
2,351	7.88%, 08/01/2019	2,768
	Schlumberger Norge AS
1,075	4.20%, 01/15/2021 ■	1,081
	Schlumberger Oilfield UK plc
1,075	4.20%, 01/15/2021 ■	1,081
	Sempra Energy
2,096	6.50%, 06/01/2016	2,426
3,413	9.80%, 02/15/2019	4,585
	Transocean, Inc.
4,790	1.50%, 12/15/2037۞	4,676

4

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 26.7% - (continued)
	Petroleum and Coal Products Manufacturing - 3.1% - (continued)
	Valero Energy Corp.
$4,106	9.38%, 03/15/2019	$5,220
	Williams Partners L.P.
1,735	4.13%, 11/15/2020	1,637
		63,595
	Pipeline Transportation - 0.2%
	Enterprise Products Operating L.P.
1,590	5.95%, 02/01/2041	1,553
	Plains All American Pipeline L.P.
1,055	5.00%, 02/01/2021	1,063
	TransCanada Pipelines Ltd.
1,769	7.25%, 08/15/2038	2,118
		4,734
	Primary Metal Manufacturing - 0.9%
	Alcoa, Inc.
4,366	5.95%, 02/01/2037	4,156
3,490	6.15%, 08/15/2020	3,712
	ArcelorMittal
2,615	7.00%, 10/15/2039	2,685
2,380	9.00%, 02/15/2015	2,855
1,660	9.85%, 06/01/2019	2,131
	Gerdau S.A.
2,045	5.75%, 01/30/2021 ■	2,050
		17,589
	Rail Transportation - 0.2%
	Norfolk Southern Corp.
4,225	5.75%, 04/01/2018	4,783

	Real Estate and Rental and Leasing - 0.3%
	COX Communications, Inc.
1,718	6.25%, 06/01/2018 ■	1,917
2,105	8.38%, 03/01/2039 ■	2,700
	US Bank Realty Corp.
1,800	6.09%, 01/15/2012 ■♠Δ	1,386
		6,003
	Retail Trade - 0.4%
	Ahold Lease USA, Inc.
4,693	8.62%, 01/02/2025	5,467
	Cencosud S.A.
2,030	5.50%, 01/20/2021 ■	1,995
		7,462
	Utilities - 1.4%
	Colbun S.A.
1,100	6.00%, 01/21/2020 ■	1,136
	Commonwealth Edison Co.
3,516	5.80%, 03/15/2018	3,939
	E.CL S.A.
900	5.63%, 01/15/2021 ■	894
	Georgia Power Co.
2,745	5.40%, 06/01/2040	2,707
	LG & E & KU Energy LLC
2,995	2.13%, 11/15/2015 ■	2,891
	Northeast Utilities
1,450	5.65%, 06/01/2013	1,578
	Northern States Power Co.
1,170	6.25%, 06/01/2036	1,319
	Pacific Gas & Electric Co.
1,655	5.63%, 11/30/2017	1,873
	Pacific Gas & Electric Energy Recovery Funding LLC
2,453	8.25%, 10/15/2018	3,199
	Progress Energy, Inc.
3,505	4.40%, 01/15/2021	3,491
	PSEG Power
1,287	5.00%, 04/01/2014	1,392
	Public Service Co. of Colorado
1,577	6.50%, 08/01/2038	1,830
	Virginia Electric & Power Co.
2,627	5.10%, 11/30/2012	2,818
		29,067
	Total corporate bonds: investment grade
	(cost $511,771)	$543,452

CORPORATE BONDS: NON-INVESTMENT GRADE - 8.0%
	Accommodation and Food Services - 0.3%
	Harrah's Operating Co., Inc.
$175	11.25%, 06/01/2017	$199
	MGM Mirage, Inc.
2,846	11.13%, 11/15/2017	3,287
	MGM Resorts International
2,010	11.38%, 03/01/2018	2,246
	Wynn Las Vegas LLC
260	7.75%, 08/15/2020	275
		6,007
	Agriculture, Forestry, Fishing and Hunting - 0.1%
	Sino-Forest Corp.
2,015	6.25%, 10/21/2017 ■	1,990

	Arts, Entertainment and Recreation - 0.7%
	Bresnan Broadband Holdings LLC
495	8.00%, 12/15/2018 ■	517
	Cenveo, Inc.
611	10.50%, 08/15/2016 ■	614
	Cequel Communication LLC
580	8.63%, 11/15/2017 ■	607
	Citadel Broadcasting Corp.
829	7.75%, 12/15/2018 ■	883
	Citycenter Holdings LLC
525	10.75%, 01/15/2017 ■	546
	Clubcorp Club Operations, Inc.
645	10.00%, 12/01/2018 ■	629
	Downstream Development Authority
544	12.00%, 10/15/2015 ■	549
	FireKeepers Development Authority
185	13.88%, 05/01/2015 ■	220
	First Data Corp.
1,430	10.55%, 09/24/2015	1,393
	Knight Ridder, Inc.
2,276	6.88%, 03/15/2029	1,616
	McClatchy Co.
1,055	11.50%, 02/15/2017	1,189
	NAI Entertainment Holdings LLC
340	8.25%, 12/15/2017 ■	362
	Sirius Satellite Radio, Inc.
329	7.00%, 12/01/2014۞ ■	416
	TL Acquisitions, Inc.
695	13.25%, 07/15/2015 ■	737

5

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 8.0% - (continued)
	Arts, Entertainment and Recreation - 0.7% - (continued)
	Virgin Media Finance plc
$2,405	9.50%, 08/15/2016	$2,733
	XM Satellite Radio, Inc.
1,647	13.00%, 08/01/2013 ■	1,960
		14,971
	Chemical Manufacturing - 0.2%
	Eastman Kodak Co.
220	9.75%, 03/01/2018 ■	218
	Hexion U.S. Finance Corp.
478	9.00%, 11/15/2020 ■	510
	Lyondell Chemical Co.
2,898	11.00%, 05/01/2018	3,304
		4,032
	Computer and Electronic Product Manufacturing - 0.1%
	Magnachip Semiconductor
590	10.50%, 04/15/2018	641
	Sorenson Communications
863	10.50%, 02/01/2015 ■	604
	Spansion LLC
576	7.88%, 11/15/2017 ■	577
		1,822
	Construction - 0.1%
	Odebrecht Finance Ltd.
1,400	7.00%, 04/21/2020 §	1,509
	Urbi Desarrollos Urbanos
600	9.50%, 01/21/2020 §	685
		2,194
	Electrical Equipment, Appliance Manufacturing - 0.0%
	CommScope, Inc.
285	8.25%, 01/15/2019 ■	296

	Finance and Insurance - 1.3%
	Ally Financial, Inc.
925	7.50%, 09/15/2020 ■	1,008
870	8.30%, 02/12/2015	983
	American General Finance Corp.
4,640	6.90%, 12/15/2017	4,037
	Bank of America Capital II
855	8.00%, 12/15/2026	875
	CIT Group, Inc.
5,460	7.00%, 05/01/2017	5,508
	Discover Financial Services, Inc.
2,600	10.25%, 07/15/2019	3,324
	Ford Motor Credit Co.
2,920	6.63%, 08/15/2017	3,129
	Liberty Mutual Group, Inc.
1,755	10.75%, 06/15/2058 ■	2,255
	Penson Worldwide, Inc.
521	12.50%, 05/15/2017 ■	505
	Provident Funding Associates
700	10.25%, 04/15/2017 ■	749
	SLM Corp.
2,855	8.00%, 03/25/2020	2,976
	Vantage Drilling Co.
477	11.50%, 08/01/2015 ■	531
		25,880
	Food Manufacturing - 0.2%
	Harbinger Group, Inc.
273	10.63%, 11/15/2015 ■	281
	Smithfield Foods, Inc.
2,400	10.00%, 07/15/2014	2,823
		3,104
	Food Services - 0.1%
	Arcos Dorados S.A.
2,000	7.50%, 10/01/2019 ■	2,160
	Landry's Restaurants, Inc.
740	11.63%, 12/01/2015	801
		2,961
	Foreign Governments - 0.2%
	Colombia (Republic of)
1,450	7.38%, 03/18/2019	1,744
	El Salvador (Republic of)
960	7.65%, 06/15/2035 §	979
955	8.25%, 04/10/2032 §	1,055
		3,778
	Health Care and Social Assistance - 0.4%
	Aurora Diagnostics Holdings
456	10.75%, 01/15/2018 ■	460
	Aviv Healthcare Properties L.P.
85	7.75%, 02/15/2019 ■☼	87
	Biomet, Inc.
785	10.38%, 10/15/2017	879
	Grifols, Inc.
193	8.25%, 02/01/2018 ■	200
	HCA, Inc.
871	7.50%, 11/15/2095	693
4,475	9.25%, 11/15/2016	4,816
	Valeant Pharmaceuticals International
777	7.00%, 10/01/2020 ■	801
	Warner Chilcott, Inc.
185	7.75%, 09/15/2018 ■	193
		8,129
	Information - 1.4%
	Charter Communications Holdings II LLC
1,630	13.50%, 11/30/2016	1,972
	Clearwire Corp.
1,227	12.00%, 12/01/2015 - 12/01/2017 ■	1,330
	Cogent Communication Group, Inc.
134	8.38%, 02/15/2018 ■	138
	Frontier Communications Corp.
1,000	7.88%, 04/15/2015	1,110
210	8.25%, 04/15/2017	235
	GXS Worldwide, Inc.
940	9.75%, 06/15/2015	938
	Intelsat Bermuda Ltd.
3,500	9.25%, 06/15/2016 ⌂	3,640
	Intelsat Intermediate Holdings Ltd.
1,271	9.50%, 02/01/2015	1,316

6

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 8.0% - (continued)
	Information - 1.4% - (continued)
	Intelsat Jackson Holdings Ltd.
$1,586	11.50%, 06/15/2016	$1,709
	Level 3 Financing, Inc.
3,286	10.00%, 02/01/2018	3,286
	MTS International Funding Ltd.
1,810	8.63%, 06/22/2020 ■	2,027
	PAETEC Holding Corp.
433	9.88%, 12/01/2018 ■	458
	Sprint Capital Corp.
3,130	8.75%, 03/15/2032	3,259
	Trilogy International Partners LLC
1,010	10.25%, 08/15/2016 ■	1,000
	Videotron Ltee
545	9.13%, 04/15/2018	610
	Vimpel-Communications
2,400	6.49%, 02/02/2016 ■	2,400
	Wind Acquisition Finance S.A.
248	7.25%, 02/15/2018 ■	257
970	11.75%, 07/15/2017 ■	1,106
	Windstream Corp.
590	8.63%, 08/01/2016	625
		27,416
	Machinery Manufacturing - 0.1%
	Case New Holland, Inc.
1,490	7.75%, 09/01/2013	1,632
830	7.88%, 12/01/2017 ■	922
		2,554
	Mining - 0.2%
	Alrosa Finance S.A.
2,100	7.75%, 11/03/2020 ■	2,213
	FMG Resources Pty Ltd.
622	7.00%, 11/01/2015 ■	642
	International Coal Group, Inc.
673	9.13%, 04/01/2018	734
		3,589
	Miscellaneous Manufacturing - 0.2%
	L-3 Communications Corp.
1,920	6.38%, 10/15/2015	1,980
	Reynolds Group Issuer, Inc.
1,405	7.13%, 04/15/2019 ■	1,451
	Transdigm, Inc.
495	7.75%, 12/15/2018 ■	531
		3,962
	Motor Vehicle & Parts Manufacturing - 0.0%
	Dana Holding Corp.
170	6.50%, 02/15/2019	173
170	6.75%, 02/15/2021	173
	TRW Automotive, Inc.
151	3.50%, 12/01/2015۞ ■	325
		671
	Paper Manufacturing - 0.2%
	Domtar Corp.
571	10.75%, 06/01/2017	728
	Georgia-Pacific LLC
1,390	8.25%, 05/01/2016 ■	1,564
332	8.88%, 05/15/2031	404
	Mercer International, Inc.
444	9.50%, 12/01/2017 ■	466
	New Page Corp.
415	10.00%, 05/01/2012	270
		3,432
	Petroleum and Coal Products Manufacturing - 0.2%
	Anadarko Petroleum Corp.
1,495	6.38%, 09/15/2017	1,651
	Chesapeake Energy Corp.
330	6.88%, 08/15/2018	345
	Concho Resources, Inc.
655	7.00%, 01/15/2021	683
	Drummond Co., Inc.
680	7.38%, 02/15/2016	705
	Opti Canada, Inc.
977	8.25%, 12/15/2014	586
	Regency Energy Partners L.P.
595	9.38%, 06/01/2016	658
	SM Energy Co.
170	6.63%, 02/15/2019 ■	170
	Star Gas Partners L.P.
171	8.88%, 12/01/2017 ■	174
		4,972
	Pipeline Transportation - 0.2%
	Dynegy Holdings, Inc.
1,725	7.75%, 06/01/2019	1,238
	El Paso Corp.
1,725	7.00%, 06/15/2017	1,859
	Energy Transfer Equity L.P.
538	7.50%, 10/15/2020	575
		3,672
	Plastics and Rubber Products Manufacturing - 0.0%
	Titan International, Inc.
839	7.88%, 10/01/2017 ■	894

	Primary Metal Manufacturing - 0.1%
	Novelis, Inc.
895	8.38%, 12/15/2017 ■	964

	Professional, Scientific and Technical Services - 0.4%
	Affinion Group, Inc.
6,679	11.50%, 10/15/2015	6,946
1,534	11.63%, 11/15/2015 ■	1,580
		8,526
	Rail Transportation - 0.0%
	Florida East Railroad
85	8.13%, 02/01/2017 ■	88

	Real Estate and Rental and Leasing - 0.2%
	Avis Budget Car Rental LLC
625	9.63%, 03/15/2018	687
	Hertz Corp.
1,256	8.88%, 01/01/2014	1,289
	International Lease Finance Corp.
1,064	8.88%, 09/01/2017	1,185
	RSC Equipment Rental, Inc.
619	8.25%, 02/01/2021 ■	633
		3,794

7

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 8.0% - (continued)
	Retail Trade - 0.5%
	Dollar General Corp.
$1,704	10.63%, 07/15/2015	$1,843
	Federated Retail Holdings, Inc.
2,040	5.90%, 12/01/2016	2,178
505	6.38%, 03/15/2037	492
	Great Atlantic & Pacific Tea Co., Inc.
615	0.00%, 08/01/2015 ■Ω	541
	Parkson Retail Group Ltd.
2,105	7.88%, 11/14/2011	2,185
	Sears Holdings Corp.
2,420	6.63%, 10/15/2018 ■	2,320
	Supervalu, Inc.
333	8.00%, 05/01/2016	325
	Toys R Us, Inc.
625	7.38%, 09/01/2016 ■	662
	Uncle Acquisition Corp.
542	8.63%, 02/15/2019 ■	565
		11,111
	Textile Product Mills - 0.0%
	Interface, Inc.
447	7.63%, 12/01/2018 ■	468

	Utilities - 0.5%
	AES Corp.
565	9.75%, 04/15/2016	651
	AES El Salvador Trust
800	6.75%, 02/01/2016 §	779
	Calpine Corp.
1,480	7.25%, 10/15/2017 ■	1,513
	CenterPoint Energy, Inc.
2,775	6.85%, 06/01/2015	3,169
	Edison Mission Energy
1,216	7.00%, 05/15/2017	997
	Energy Future Holdings Corp.
445	10.88%, 11/01/2017	332
	Energy Future Intermediate Holding Co. LLC
949	10.00%, 12/01/2020	1,007
	NRG Energy, Inc.
1,870	8.50%, 06/15/2019	1,949
		10,397
	Water Transportation - 0.0%
	NCL Corp., Ltd.
200	11.75%, 11/15/2016	238

	Wholesale Trade - 0.1%
	Spectrum Brands, Inc.
230	12.00%, 08/28/2019	258
	U.S. Foodservice, Inc.
800	10.25%, 06/30/2015 ■	824
	Verso Paper Corp.
87	8.75%, 02/01/2019 ■	90
		1,172
	Total corporate bonds: non-investment grade
	(cost $153,826)	$163,084

MUNICIPAL BONDS - 1.1%
	General Obligations - 0.1%
	California State
$1,485	7.60%, 11/01/2040	$1,539
	Oregon School Boards Association, Taxable Pension
1,250	4.76%, 06/30/2028	1,103
		2,642
	Higher Education (Univ., Dorms, etc.) - 0.3%
	Curators University, MO, System Fac Rev
950	5.79%, 11/01/2041	978
	New York State Dormitory Auth Rev Non St
3,840	5.00%, 10/01/2041 ☼	3,889
		4,867
	Miscellaneous - 0.1%
	Colorado Bridge Enterprise Rev Build America Bond
1,675	6.08%, 12/01/2040	1,727

	Tax Allocation - 0.1%
	Regional Transportation Dist
2,180	5.84%, 11/01/2050	2,159

	Transportation - 0.1%
	Connecticut State Special Tax Obligation Rev
2,895	5.46%, 11/01/2030	2,814

	Utilities - Electric - 0.2%
	Georgia Municipal Elec Auth
4,510	6.64%, 04/01/2057	4,415

	Utilities - Water and Sewer - 0.2%
	San Francisco City & County Public Utilities Commission
3,515	6.00%, 11/01/2040	3,313

	Total municipal bonds
	(cost $22,381)	$21,937

SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE♦ - 0.6%
	Air Transportation - 0.0%
	MacQuarie Aircraft Leasing Finance S.A., Second Lien Term Loan
$765	4.26%, 11/29/2013 ±⌂	$677

	Finance and Insurance - 0.1%
	BNY Convergex Group LLC, 2nd Lien Eze Borrower Term Loan
92	8.75%, 12/17/2017 ±	94
	BNY Convergex Group LLC, 2nd Lien Top Borrower Term Loan
218	8.75%, 12/17/2017 ±	223

8

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE♦ - 0.6% - (continued)
	Finance and Insurance - 0.1% - (continued)
	Nuveen Investments, Inc., Second Lien Term Loan
$1,460	12.50%, 07/31/2015 ±	$1,576
		1,893
	Information - 0.1%
	WideOpenWest Finance LLC, Second Lien Term Loan
1,792	6.51%, 06/29/2015 ±	1,616

	Motor Vehicle & Parts Manufacturing - 0.1%
	General Motors Co.
3,360	2.75%, 10/27/2015 ◊☼	3,081

	Plastics and Rubber Products Manufacturing - 0.0%
	Styron Corp.
390	4.50%, 07/04/2017 ◊☼	396

	Primary Metal Manufacturing - 0.2%
	Novelis, Inc.
3,425	5.25%, 12/17/2016 ±	3,483

	Retail Trade - 0.1%
	Easton-Bell Sports, Inc.
1,600	11.50%, 12/31/2015 ±⌂	1,600

	Total senior floating rate interests: non-investment grade
	(cost $12,770)	$12,746

U.S. GOVERNMENT AGENCIES - 29.8%
	Federal Home Loan Mortgage Corporation - 4.4%
$14,695	4.00%, 08/01/2025	$15,146
842	4.60%, 11/25/2044 ☼	732
12,414	5.00%, 10/25/2020 ►☼	309
6,161	5.50%, 02/01/2037 - 05/01/2037	6,585
10,072	5.50%, 08/25/2020 ►	924
61,122	6.00%, 01/01/2023 - 06/01/2038	66,559
		90,255
	Federal National Mortgage Association - 9.1%
32,558	3.50%, 10/01/2025 - 02/15/2026 ☼	32,748
31,578	4.00%, 06/01/2025 - 10/01/2025	32,562
14,970	4.50%, 08/01/2024 - 08/01/2040	15,675
46,089	5.00%, 04/01/2018 - 08/01/2034	48,755
49,357	5.50%, 01/01/2017 - 05/01/2038	53,091
2,838	6.00%, 03/01/2013 - 03/01/2033	3,126
555	7.00%, 10/01/2037	630
143	7.50%, 12/01/2029 - 09/01/2031	164
		186,751
	Government National Mortgage Association - 16.3%
69,935	4.00%, 10/20/2040	70,302
181,865	4.50%, 05/15/2040 - 10/20/2040	188,474
60,361	5.00%, 06/15/2039 - 09/20/2040	64,301
5,048	5.50%, 05/15/2033 - 04/15/2038	5,472
1,491	6.50%, 09/15/2028 - 07/15/2032	1,689
		330,238
	Total U.S. government agencies
	(cost $600,098)	$607,244

U.S. GOVERNMENT SECURITIES - 18.9%
	U.S. Treasury Securities - 18.9%
	U.S. Treasury Bonds - 1.6%
$18,311	4.25%, 11/15/2040	$17,358
13,865	5.38%, 02/15/2031	15,802
		33,160
	U.S. Treasury Notes - 17.3%
158,870	0.38%, 09/30/2012 - 10/31/2012	158,554
49,803	1.00%, 10/31/2011 ‡	50,087
40,560	1.38%, 11/30/2015	39,616
100,113	2.50%, 04/30/2015	103,898
		352,155
		385,315
	Total U.S. government securities
	(cost $385,312)	$385,315

Contracts		Market Value ╪
PUT OPTIONS PURCHASED - 0.0%
	Foreign Currency Option Contract - 0.0%
	CHF/MXN
21,504	Expiration: 01/05/2012 Ø	$552
	EUR/JPY/USD/MXN Worst of Many
41,075	Expiration: 05/24/2011 æ	128
	EUR/USD Binary
1,917	Expiration: 11/24/2011 Øβ	100
		780
	Interest Rate Option Contract - 0.0%
	1 Year Swaption
139,000	Expiration: 11/17/2011, Exercise Rate:
	0.92%	339

	Total put options purchased
	(cost $1,752)	$1,119

Shares or Principal Amount ╬		Market Value ╪
PREFERRED STOCKS - 0.1%
	Automobiles & Components - 0.1%
1	Dana Holding Corp., 4.00% ۞ ■	$214
32	General Motors Co., 4.75% ۞	1,732
		1,946
	Banks - 0.0%
85	Federal Home Loan Mortgage Corp.	138
–	US Bancorp, 7.19%	372
		510
	Total preferred stocks
	(cost $4,281)	$2,456

	Total long-term investments
	(cost $1,897,864)	$1,956,416

9

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
SHORT-TERM INVESTMENTS - 5.4%
	Investment Pools and Funds - 0.0%
1	JP Morgan U.S. Government Money Market Fund		$1

	Repurchase Agreements - 4.0%
	BNP Paribas Securities Corp. TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2011 in the amount of $21,266,
	collateralized by U.S. Treasury Bond
	6.13% - 8.13%, 2021 - 2029, value of
	$21,692)
$21,266	0.20%, 1/31/2011		21,266
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2011 in the amount of $21,162,
	collateralized by U.S. Treasury Note
	0.50% - 0.63%, 2012 - 2013, value of
	$21,585)
21,162	0.21%, 1/31/2011		21,162
	RBS Greenwich Capital Markets TriParty
	Joint Repurchase Agreement (maturing on
	02/01/2011 in the amount of $18,070,
	collateralized by U.S. Treasury Bill
	1.00%, 2011, U.S. Treasury Note 4.00% -
	4.25%, 2012 - 2014, value of $18,431)
18,070	0.21%, 1/31/2011		18,070
	UBS Securities, Inc. Joint Repurchase
	Agreement (maturing on 02/01/2011 in
	the amount of $19,824, collateralized by
	U.S. Treasury Note 1.00%, 2012, value of
	$20,239)
19,824	0.21%, 1/31/2011		19,824
	UBS Securities, Inc. TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2011 in the amount of $695,
	collateralized by U.S. Treasury Bill
	0.15%, 2011, value of $709)
695	0.21%, 1/31/2011		695
			81,017
	U.S. Treasury Bills - 1.4%
24,500	0.13%, 2/3/2011 □○		24,500
3,680	0.16%, 4/28/2011 ○╦		3,678
			28,178
	Total short-term investments
	(cost $109,196)		$109,196

	Total investments
	(cost $2,007,060) ▲	101.4%	$2,065,612
	Other assets and liabilities	(1.4)%	(29,150)
	Total net assets	100.0%	$2,036,462

10

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 7.4% of total net assets at January 31, 2011.

▲	At January 31, 2011, the cost of securities for federal income tax purposes was $2,008,463 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$76,896
Unrealized Depreciation	(19,747)
Net Unrealized Appreciation	$57,149

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund's Board of Directors at January 31, 2011, was $32, which rounds to zero percent of total net assets.

●	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2011.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. At January 31, 2011, the aggregate value of these securities was $265,896, which represents 13.06% of total net assets.

§
These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S.  person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2011, the aggregate value of these securities amounted to $8,584, which represents 0.42% of total net assets.

♠	Perpetual maturity security. Maturity date shown is the first call date.

۞	Convertible security.

►	Securities disclosed are interest-only strips. The interest rates represent effective yields based upon estimated future cash flows at January 31, 2011.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

☼	The cost of securities purchased on a when-issued, delayed delivery or delayed draw basis at January 31, 2011 was $35,189.

±	The interest rate disclosed for these securities represents the average coupon as of January 31, 2011.

◊	The interest rate disclosed for these securities represents an estimated average coupon as of January 31, 2011.

Ω	Debt security in default due to bankruptcy.

Ψ	The company is in bankruptcy. The investment held by the fund is current with respect to interest payments.

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

BRL ─ Brazilian Real

♦
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts.

11

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

æ
This security has exercise limitations. It can only be exercised on expiration date provided that the Japanese Yen to Euro exchange rate is greater than 108.75, the U.S. Dollar to Euro exchange rate is greater than 1.3119, and the Mexican Peso to Euro exchange rate is greater than 16.3578. If all three conditions are met, the currency transaction which results in the smallest gain may be executed as a result of exercising the option contract. If these conditions are not met, the option cannot be exercised.

β
This security has limitations. If the U.S. Dollar to Euro exchange rate is less than or equal to 1.10 on expiration date, the counterparty will be required to pay the Fund the equivalent of par on the number of contracts traded.

□	Security pledged as initial margin deposit for open futures contracts at January 31, 2011 as follows:

Description	Number of Contracts*	Position	Expiration Date	Market Value ╪	Notional Amount	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	532	Long	03/31/2011	$116,608	$116,559	$49
5 Year U.S. Treasury Note	267	Short	03/31/2011	31,617	31,542	(75)
10 Year U.S. Treasury Note	506	Short	03/22/2011	61,123	61,161	38
U.S. Long Bond	173	Long	03/22/2011	20,868	20,946	(78)
						$(66)

*	The number of contracts does not omit 000's.

Ø	Securities valued at $1,032 collateralized the written put options in the table below. At January 31, 2011, the maximum delivery obligation of the written put options is $25,512.

Issuer	Option Type	Exercise Price/ Rate	Expiration Date	Number of Contracts*	Market Value ╪	Premiums Received	Unrealized Appreciation (Depreciation)
MXN/CHF	Foreign Currency	14.10 (MXN/CHF)	01/05/2012	21,504,237	$860	$871	$11
USD/EUR Binary Ҹ	Foreign Currency	1.60 (USD/EUR)	11/24/2011	1,916,810	172	177	5
					$1,032	$1,048	$16

*	The number of contracts does not omit 000's

Ҹ
This security has limitations. If the U.S. Dollar to Euro exchange rate is greater than or equal to 1.60 on expiration date, the Fund will be required to pay the counterparty the equivalent of par on the number of contracts traded.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
10/2004	$7,117	Bear Stearns Commercial Mortgage Securities, Inc., 4.07%, 07/11/2042	$67
12/2004	$6,114	Bear Stearns Commercial Mortgage Securities, Inc., 4.12%, 11/11/2041	61
08/2007	$6,822	Countrywide Home Loans, Inc., 6.00%, 10/25/2037	6,699
11/2010	$1,600	Easton-Bell Sports, Inc., 11.50%, 12/31/2015	1,573
06/2006 - 06/2007	$3,500	Intelsat Bermuda Ltd., 9.25%, 06/15/2016	3,603
03/2007	$385	JP Morgan Automotive Receivable Trust, 12.85%, 03/15/2012	385
09/2006	$17,450	LB-UBS Commercial Mortgage Trust, 5.26%, 09/15/2039	282
01/2011	$765	MacQuarie Aircraft Leasing Finance S.A., Second Lien Term Loan, 4.26%, 11/29/2013	675
09/2006	$17,216	Merrill Lynch/Countrywide Commercial Mortgage Trust, 7.00%, 07/12/2046	336
04/2005 - 08/2006	$2,620	Morgan Stanley Dean Witter Capital I, 8.05%, 08/25/2032 - Reg D	84
04/2007	$48	Nationstar Home Equity Loan Trust, 0.00%, 03/25/2037 - 144A	48
06/2009	$4,296	Residential Funding Mortgage Securities, Inc., 6.00%, 07/25/2037	3,153
03/2008	$2,977	Wells Fargo Alternative Loan Trust, 6.25%, 11/25/2037	2,412

The aggregate value of these securities at January 31, 2011, was $19,629, which represents 0.96% of total net assets.

12

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2011

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Australian Dollar	Morgan Stanley	Sell	$9,737	$9,693	02/28/2011	$(44)
Canadian Dollar	Morgan Stanley	Buy	9,691	9,694	02/28/2011	(3)
Canadian Dollar	Wells Fargo	Sell	9,761	9,737	02/28/2011	(24)
Euro	Deutsche Bank Securities	Buy	21,207	19,991	03/16/2011	1,216
Euro	Deutsche Bank Securities	Buy	20,391	20,430	02/28/2011	(39)
Euro	Deutsche Bank Securities	Sell	21,207	20,613	03/16/2011	(594)
Euro	Goldman Sachs	Sell	20,529	20,515	02/25/2011	(14)
Euro	Wells Fargo	Sell	20,391	20,358	02/28/2011	(33)
Mexican New Peso	Deutsche Bank Securities	Buy	21,145	20,613	03/16/2011	532
Mexican New Peso	Wells Fargo	Buy	20,909	20,972	02/24/2011	(63)
Mexican New Peso	Wells Fargo	Sell	21,145	20,874	03/16/2011	(271)
Mexican New Peso	Wells Fargo	Sell	20,910	20,929	02/24/2011	19
Swiss Franc	Wells Fargo	Buy	21,441	21,462	02/24/2011	(21)
Swiss Franc	Wells Fargo	Sell	21,440	20,973	02/24/2011	(467)
						$194

Credit Default Swap Contracts Outstanding at January 31, 2011

Counterparty	Reference Entity	Notional Amount (a)	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Cost	Market Value ╪	Unrealized Appreciation/ (Depreciation)
JP Morgan Securities	CDX North American High Yield Index	$10,275	Buy	5.00%	12/20/15	$(410)	$(365)	$45

(a)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Distribution by Credit Quality
as of January 31, 2011

Percentage of
Credit Rating *	Net Assets
Aaa / AAA	5.1
Aa / AA	3.4
A	11.2
Baa / BBB	17.8
Ba / BB	3.4
B	3.5
Caa / CCC or Lower	2.4
Unrated	0.4
U.S. Government Securities	50.1
Cash	4.1
Other Assets & Liabilities	(1.4)
Total	100.0%

*
Does not apply to the fund itself. Based upon Moody’s and S&P long-term credit ratings for the fund’s holdings as of date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings. “Cash” includes non fixed income instruments and other short-term instruments.

13

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$219,063	$–	$207,115	$11,948
Corporate Bonds: Investment Grade	543,452	–	533,851	9,601
Corporate Bonds: Non-Investment Grade	163,084	–	160,514	2,570
Municipal Bonds	21,937	–	21,937	–
Preferred Stocks	2,456	1,870	586	–
Put Options Purchased	1,119	–	1,119	–
Senior Floating Rate Interests: Non-Investment Grade	12,746	–	12,746	–
U.S. Government Agencies	607,244	–	606,203	1,041
U.S. Government Securities	385,315	17,358	367,957	–
Short-Term Investments	109,196	1	109,195	–
Total	$2,065,612	$19,229	$2,021,223	$25,160
Credit Default Swaps *	45	–	45	–
Foreign Currency Contracts *	1,767	–	1,767	–
Futures *	87	87	–	–
Written Options *	16	–	16	–
Total	$1,915	$87	$1,828	$–
Liabilities:
Foreign Currency Contracts *	1,573	–	1,573	–
Futures *	153	153	–	–
Total	$1,726	$153	$1,573	$–

♦	For the three-month period ended January 31, 2011, there were no significant transfers between Level 1 and Level 2.

*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance		Change in							Balance
	as of	Realized	Unrealized					Transfers	Transfers	as of
	October	Gain	Appreciation		Net			Into	Out of	January
	31, 2010	(Loss)	(Depreciation)		Amortization	Purchases	Sales	Level 3 *	Level 3*	31, 2011
Assets:
Asset & Commercial Mortgage Backed Securities	$16,894	$27	$1,779	†	$40	$4,382	$(937)	$—	$(10,237)	$11,948
Corporate Bonds	9,406	—	93	‡	(8)	6,708	—	—	(4,028)	12,171
Options Purchased	—	(235)	235		—	—	—	—	—	—
U.S. Government Agencies	—	—	—	§	—	1,041	—	—	—	1,041
Total	$26,300	$(208)	$2,107		$32	$12,131	$(937)	$—	$(14,265)	$25,160

*	Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1) Securities where trading has been halted (transfer into Level 3) or securities where trading has resumed (transfer out of Level 3).
2) Broker quoted securities (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3) Securities that have certain restrictions on trading (transfer into Level 3) or securities where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation or depreciation in the current period relating to assets still held at January 31, 2011 was $1,779.
‡	Change in unrealized appreciation or depreciation in the current period relating to assets still held at January 31, 2011 was $93.
§	Change in unrealized appreciation or depreciation in the current period relating to assets still held at January 31, 2011 rounds to zero.

14

The Hartford Value Fund
Schedule of Investments
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.6%
	Automobiles & Components - 0.5%
66	General Motors Co. ●	$2,401

	Banks - 6.6%
176	PNC Financial Services Group, Inc.	10,542
193	US Bancorp	5,208
581	Wells Fargo & Co.	18,843
		34,593
	Capital Goods - 11.0%
53	3M Co.	4,642
65	Boeing Co.	4,509
588	General Electric Co.	11,849
88	Illinois Tool Works, Inc.	4,718
200	Ingersoll-Rand plc	9,454
40	Lockheed Martin Corp.	3,152
87	PACCAR, Inc.	4,920
226	Textron, Inc.	5,947
178	Tyco International Ltd.	7,957
		57,148
	Commercial & Professional Services - 1.0%
134	Waste Management, Inc.	5,067

	Consumer Durables & Apparel - 2.7%
201	Mattel, Inc.	4,757
132	Stanley Black & Decker, Inc.	9,579
		14,336
	Diversified Financials - 10.8%
71	Ameriprise Financial, Inc.	4,346
634	Bank of America Corp.	8,704
178	Bank of New York Mellon Corp.	5,551
30	BlackRock, Inc.	5,921
123	Credit Suisse Group ADR	5,504
52	Goldman Sachs Group, Inc.	8,508
400	JP Morgan Chase & Co.	17,990
		56,524
	Energy - 13.1%
54	Apache Corp.	6,446
101	Baker Hughes, Inc.	6,892
162	Chevron Corp.	15,388
105	ConocoPhillips Holding Co.	7,532
34	EOG Resources, Inc.	3,628
92	Exxon Mobil Corp.	7,390
140	Marathon Oil Corp.	6,389
115	Occidental Petroleum Corp.	11,128
97	Southwestern Energy Co. ●	3,843
		68,636
	Food & Staples Retailing - 2.4%
200	CVS/Caremark Corp.	6,850
203	Sysco Corp.	5,910
		12,760
	Food, Beverage & Tobacco - 4.5%
69	General Mills, Inc.	2,382
182	Kraft Foods, Inc.	5,576
99	Molson Coors Brewing Co.	4,626
86	PepsiCo, Inc.	5,556
99	Philip Morris International, Inc.	5,678
		23,818
	Health Care Equipment & Services - 3.6%
90	Baxter International, Inc.	4,379
110	Covidien plc	5,203
153	UnitedHealth Group, Inc.	6,285
55	Zimmer Holdings, Inc. ●	3,230
		19,097
	Insurance - 6.5%
162	ACE Ltd.	9,953
105	Chubb Corp.	6,059
250	Marsh & McLennan Cos., Inc.	6,962
146	Principal Financial Group, Inc.	4,785
244	Unum Group	6,085
		33,844
	Materials - 6.2%
27	CF Industries Holdings, Inc.	3,578
174	Dow Chemical Co.	6,159
103	E.I. DuPont de Nemours & Co.	5,200
74	Mosaic Co.	5,981
36	Nucor Corp.	1,671
116	Rexam plc ADR	3,178
359	Steel Dynamics, Inc.	6,525
		32,292
	Media - 2.6%
248	CBS Corp. Class B	4,920
381	Comcast Corp. Class A	8,660
		13,580
	Pharmaceuticals, Biotechnology & Life Sciences - 7.0%
85	Abbott Laboratories	3,848
96	Amgen, Inc. ●	5,293
83	Johnson & Johnson	4,949
172	Merck & Co., Inc.	5,695
564	Pfizer, Inc.	10,280
122	Teva Pharmaceutical Industries Ltd. ADR	6,667
		36,732
	Retailing - 4.7%
158	Home Depot, Inc.	5,813
116	Kohl's Corp. ●	5,880
63	Nordstrom, Inc.	2,611
179	Staples, Inc.	3,985
108	Target Corp.	5,933
		24,222
	Semiconductors & Semiconductor Equipment - 5.3%
148	Analog Devices, Inc.	5,747
336	Intel Corp.	7,215
162	Maxim Integrated Products, Inc.	4,193
306	Taiwan Semiconductor Manufacturing Co.,
	Ltd. ADR	3,993
208	Xilinx, Inc.	6,697
		27,845
	Software & Services - 1.5%
278	Microsoft Corp.	7,699

	Technology Hardware & Equipment - 2.1%
284	Cisco Systems, Inc. ●	5,998
112	Hewlett-Packard Co.	5,131
		11,129
	Telecommunication Services - 2.5%
478	AT&T, Inc.	13,151

	Utilities - 3.0%
114	Edison International	4,121
69	Entergy Corp.	4,987

1

The Hartford Value Fund
Schedule of Investments ― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 97.6% - (continued)
	Utilities - 3.0% - (continued)
42	NextEra Energy, Inc.		$2,267
136	Northeast Utilities		4,490
			15,865
	Total common stocks
	(cost $425,491)		$510,739

	Total long-term investments
	(cost $425,491)		$510,739

SHORT-TERM INVESTMENTS - 2.2%
	Repurchase Agreements - 2.2%
	Bank of America Merrill Lynch TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2011 in the amount of $1,343,
	collateralized by FNMA 3.50% - 4.00%,
	2026 - 2040, value of $1,370)
$1,343	0.22%, 01/31/2011		$1,343
	Barclays Capital TriParty Joint Repurchase
	Agreement (maturing on 02/01/2011 in the
	amount of $4,824, collateralized by
	FHLMC 0.18% - 4.00%, 2012 - 2025,
	FNMA 3.50% - 6.00%, 2025 - 2039, value
	of $4,921)
4,824	0.22%, 01/31/2011		4,824
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2011 in the amount of $5,298,
	collateralized by GNMA 4.00% - 7.00%,
	2034 - 2041, value of $5,404)
5,298	0.22%, 01/31/2011		5,298
	UBS Securities, Inc. Joint Repurchase
	Agreement (maturing on 02/01/2011 in the
	amount of $11, collateralized by U.S.
	Treasury Bill 0.88%, 2011, value of $11)
11	0.20%, 01/31/2011		11
			11,476
	Total short-term investments
	(cost $11,476)		$11,476

	Total investments
	(cost $436,967) ▲	99.8%	$522,215
	Other assets and liabilities	0.2%	964
	Total net assets	100.0%	$523,179

2

The Hartford Value Fund
Schedule of Investments― (continued)
January 31, 2011 (Unaudited)
(000’s Omitted)

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 3.1% of total net assets at January 31, 2011.

Prices of foreign equities that are principally traded on certain foreign markets are adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2011, the cost of securities for federal income tax purposes was $440,574 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$92,440
Unrealized Depreciation	(10,799)
Net Unrealized Appreciation	$81,641

●	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
January 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$510,739	$510,739	$–	$–
Short-Term Investments	11,476	–	11,476	–
Total	$522,215	$510,739	$11,476	$–

♦	For the three-month period ended January 31, 2011, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

3

Item 2. Controls and Procedures.

(a) Based on an evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant's management, including the Registrant's officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits.

(a)	Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD MUTUAL FUNDS, INC.

Date: March 22, 2011	By: /s/ James E. Davey
James E. Davey
Its: President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 22, 2011	By: /s/ James E. Davey
James E. Davey
Its: President

Date: March 22, 2011	By: /s/ Tamara L. Fagely
Tamara L. Fagely
Its: Vice President, Treasurer and Controller

EXHIBIT LIST

99.CERT	Certifications

(i) Section 302 certification of principal executive officer

(ii) Section 302 certification of principal financial officer